INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN
FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO
THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                             SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED JULY 2, 1998
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR PLUS
SEPARATE ACCOUNT A
FOR SERIES 1 TO 12                                                        , 1998

PROSPECTUS

Certain Series Portfolio Director Plus consists of group and individual variable annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. Portfolio Director Plus may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only. Portfolio Director Plus is composed of the following contract forms: UIT-194, UITG-194, UITN-194, UIT-IRA-194 and UIT-SEP-194.

Portfolio Director Plus permits you to invest in and receive retirement benefits in up to 2 Fixed Account Options and/or an array of up to 30 of the 50 Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract.

--------------------------------------------------------------------------------

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliate.

This prospectus provides you with information you should know before investing in Portfolio Director Plus. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

A Statement of Additional Information, dated            , 1998, has been filed
with the Securities and Exchange Commission. This Statement of Additional Information contains additional information about Portfolio Director Plus and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                  DO NOT COPY

                               TABLE OF CONTENTS

                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     1

PROFILE OF PORTFOLIO DIRECTOR PLUS.................     2

FEE TABLE..........................................     6

SELECTED PURCHASE UNIT DATA........................    12

ABOUT PORTFOLIO DIRECTOR PLUS......................    18

ABOUT VALIC........................................    18

ABOUT VALIC SEPARATE ACCOUNT A.....................    18

UNITS OF INTERESTS.................................    18

VARIABLE ACCOUNT OPTIONS...........................    19
    Summary of Funds...............................    19

PURCHASE PERIOD....................................    57
    Purchase Payments..............................    57
    Purchase Units.................................    57
    Calculation of Purchase Unit Value.............    57
    Choosing Investment Options....................    58
         Fixed Account Options.....................    58
         Variable Account Options..................    58
    Stopping Purchase Payments.....................    58

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    59
    During the Purchase Period.....................    59
    During the Payout Period.......................    59
    Communicating Transfer or Reallocation
      Instructions.................................    59
    Effective Date of Transfer.....................    59

FEES AND CHARGES...................................    60
    Account Maintenance Fee........................    60
    Surrender Charge...............................    60
         Amount of Surrender Charge................    60
         10% Free Withdrawal.......................    60
         Exceptions to Surrender Charge............    60
    Premium Tax Charge.............................    61
    Separate Account Charges.......................    61
    Fund Annual Expense Charges....................    61
    Other Tax Charges..............................    61
    Reduction or Waiver of Account Maintenance Fee,
      Surrender, Mortality and Expense Risk Fee or
      Administration and Distribution Fee
      Charges......................................    62
    Separate Account Expense Reimbursement.........    62

PAYOUT PERIOD......................................    63
    Fixed Payout...................................    63
    Variable Payout................................    63
    Combination Fixed and Variable Payout..........    63
    Payout Date....................................    63
    Payout Options.................................    63
    Enhancements to Payout Options.................    64
    Payout Information.............................    64

SURRENDER OF ACCOUNT VALUE.........................    65
    When Surrenders are Allowed....................    65
    Amount That May Be Surrendered.................    65
    Surrender Restrictions.........................    65
    Partial Surrenders.............................    65
    Systematic Withdrawals.........................    65
    Distributions Required By Federal Tax Law......    66

EXCHANGE PRIVILEGE.................................    67
    Restrictions on Exchange Privilege.............    67
    Taxes and Conversion Costs.....................    67
    Surrender Charges..............................    67

                                                     PAGE
                                                     ----
    Exchange Offers for Contracts Other Than
      Portfolio Director Plus......................    67
    Comparison of Portfolio Director and Portfolio
      Director 2 Contracts to Portfolio Director
      Plus Contracts...............................    68
    Comparison of Other Contracts..................    68
    Features of Portfolio Director Plus............    68
    Agents' and Managers' Retirement Plan Exchange
      Offer........................................    68

DEATH BENEFITS.....................................    70
    Beneficiary Information........................    70
    Special Information for Individual Non-Tax
      Qualified Contracts..........................    70
    During the Purchase Period.....................    70
         Interest Guaranteed Death Benefit.........    70
         Standard Death Benefit....................    71
    During the Payout Period.......................    71

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    72
    Types of Investment Performance Information
      Advertised...................................    72
      Total Return Performance Information.........    72
      Standard Average Annual Total Return.........    72
      Nonstandard Average Annual Total
      Return.......................................    72
      Cumulative Total Return......................    72
      Annual Change in Purchase Unit Value.........    72
      Cumulative Change in Purchase Unit Value.....    73
      Total Return Based on Different Investment
         Amounts...................................    73
      An Assumed Account Value of $10,000..........    73
    Yield Performance Information..................    73
      AGSPC Money Market and American General Money
      Market Divisions.............................    73
      Divisions Other Than The AGSPC Money Market
         and American General Money Market
         Divisions.................................    73
      Comparable Fund Performance Data.............    73
    Performance Information: Average Annual Total
      Return, Cumulative Return and Annual and
      Cumulative Change in Purchase Unit Value
      Tables.......................................    73

OTHER CONTRACT FEATURES............................    86
    Changes That May Not Be Made...................    86
    Change of Beneficiary..........................    86
    Contingent Owner...............................    86
    Cancellation -- The 20 Day "Free Look".........    86
    We Reserve Certain Rights......................    86
    Relationship to Employer's Plan................    86

VOTING RIGHTS......................................    87
    Who May Give Voting Instructions...............    87
    Determination of Fund Shares Attributable to
      Your Account.................................    87
      During Purchase Period.......................    87
      During Payout Period or after a Death Benefit
         Has Been Paid.............................    87
    How Fund Shares Are Voted......................    87

FEDERAL TAX MATTERS................................    88
    Type of Plans..................................    88
    Tax Consequences in General....................    88
    Effect of Tax-Deferred Accumulations...........    89

YEAR 2000..........................................    91
    Year 2000 Risks................................    91

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                     PAGE NO.
-------------                     --------
Account Value...................    59
Annuitant.......................    70
Assumed Investment Rate.........    63
Beneficiary.....................    70
Contract Owner..................    70
Divisions.......................    72
Fixed Account Options...........    70
Home Office.....................    59
Mutual Fund or Fund.............    18
Participant.....................    01
Participant Year................    60
Payout Period...................    59
Payout Unit.....................    63
Purchase Payments...............   57, 72
Purchase Period.................    59
Purchase Unit...................    58
VALIC Separate Account A........    87
Variable Account Options........   19, 70


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director Plus, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director Plus will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director Plus except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director Plus. This summary is called the "Profile of Portfolio Director Plus." It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

PROFILE OF PORTFOLIO DIRECTOR PLUS
--------------------------------------------------------------------------------
Portfolio Director Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director Plus's major features is presented below. For a more detailed discussion of Portfolio Director Plus, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director Plus offers a choice from among 50 Variable Account Options. You will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director Plus also offers two Fixed Account Options.

--------------------------------------------------------------------------------

                    FIXED ACCOUNT
                    OPTIONS
----------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                        Guaranteed high current                --                     --
OPTIONS             Account Plus                 interest income
                    --------------------------------------------------------------------------------------------------------------
                    Short-Term                   Guaranteed current                     --                     --
                    Fixed Account                interest income
----------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER                SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
INDEX               AGSPC International          Growth through investments tracking    VALIC                  N/A
EQUITY              Equities                     the EAFE Index
                    --------------------------------------------------------------------------------------------------------------
FUNDS
                    AGSPC MidCap                 Growth through investments             VALIC                  Bankers Trust
                    Index Fund                   tracking the S&P MidCap 400(R) Index                          Company
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Small Cap              Growth through investments tracking    VALIC                  Bankers Trust
                    Index Fund                   the Russell 2000(R) Index                                     Company
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Stock                  Growth through investments tracking    VALIC                  Bankers Trust
                    Index Fund                   the S&P 500(R) Index                                          Company
                    --------------------------------------------------------------------------------------------------------------
                    American General Mid         Growth through investments tracking    VALIC                  Bankers Trust
                    Cap                          the S&P MidCap 400 Index                                      Company
                    Index Fund
                    --------------------------------------------------------------------------------------------------------------
                    American General S&P         Total return through investments       VALIC                  Bankers Trust
                    500                          tracking the S&P 500 Index                                    Company
                    Index Fund
                    --------------------------------------------------------------------------------------------------------------
                    American General             Total return through investments       VALIC                  Bankers Trust
                    Small Cap                    tracking the Russell 2000 Index                               Company
                    Index Fund
----------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth                 Growth through investments             VALIC                  T. Rowe Price
MANAGED             Fund                         in service sector companies                                   Associates, Inc.
                    --------------------------------------------------------------------------------------------------------------
EQUITY              AGSPC Growth & Income        Growth and income through investments  VALIC                  ValueLine, Inc.
FUNDS               Fund                         in stocks or securities convertible
                                                 into stocks
                    --------------------------------------------------------------------------------------------------------------
                    American Century --          Capital growth through                 American Century       N/A
                    Twentieth Century            investments in common                  Investment Management,
                    Ultra Fund                   stock                                  Inc.
                    --------------------------------------------------------------------------------------------------------------
                    American General             Long-term capital appreciation         VALIC                  Jacobs Asset
                    International Growth         through investments in companies in                           Management
                    Fund                         developed and emerging markets
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth of capital and future income    VALIC                  Capital Guardian
                    International Value          through investments in non-U.S.                               Trust Company
                    Fund                         issuers
                    --------------------------------------------------------------------------------------------------------------
                    American General             Long-term growth through investments   VALIC                  Goldman Sachs Asset
                    Large Cap Growth Fund        in large cap U.S. issuers                                     Management
                    --------------------------------------------------------------------------------------------------------------
                    American General             Total returns exceeding the S&P 500    VALIC                  State Street Bank &
                    Large Cap Value Fund         Index through investments in equity                           Trust Company/State
                                                 securities                                                    Street Global
                                                                                                               Advisors
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in equity   VALIC                  Brown Capital
                    Mid Cap Growth Fund          securities                                                    Management Inc.
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in          VALIC                  Neuberger&Berman
                    Mid Cap Value Fund           medium-to-large capitalization                                Management Inc.
                                                 companies
                    --------------------------------------------------------------------------------------------------------------
                    American General             Long-term growth through investments   VALIC                  JP Morgan
                    Small Cap Growth Fund        in small company growth stocks                                Investment
                                                                                                               Management Inc.
                    --------------------------------------------------------------------------------------------------------------
                    American General             Maximum long-term return through       VALIC                  Fiduciary
                    Small Cap Value Fund         investments in small capitalization                           Management
                                                 companies                                                     Associates, Inc.
                                                                                                               and
                                                                                                               Bankers Trust
                                                                                                               Company
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER                SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
                    Dreyfus Small                Growth through investments in smaller  The Dreyfus            N/A
                    Cap Portfolio                companies                              Corporation
                    --------------------------------------------------------------------------------------------------------------
                    Founders                     Long-term growth of capital through    Founders               N/A
                    Growth                       investment in common stocks of well    Asset
                    Fund                         established, high-quality growth       Management LLC
                                                 companies
                    --------------------------------------------------------------------------------------------------------------
                    Neuberger&Berman             Capital appreciation, and secondarily  N&B Management Inc.    Neuberger&
                    Guardian Trust               current income by investing primarily                         Berman, LLC
                                                 in common stocks of long-established,
                                                 high quality companies
                    --------------------------------------------------------------------------------------------------------------
                    Putnam Global                Capital appreciation through a         Putnam Investment      N/A
                                                 globally
                    Growth Fund                  diversified portfolio of common        Management Inc.
                                                 stocks
                    --------------------------------------------------------------------------------------------------------------
                    Putnam New                   Long-term capital appreciation         Putnam Investment      N/A
                    Opportunities Fund           through investment in common stock     Management Inc.
                    --------------------------------------------------------------------------------------------------------------
                    Putnam OTC &                 Capital appreciation through           Putnam Investment      N/A
                    Emerging Growth              investments in common stocks of        Management Inc.
                    Fund                         small-to-medium companies
                    --------------------------------------------------------------------------------------------------------------
                    Scudder Growth               Long-term growth of capital, current   Scudder Kemper         N/A
                    and Income Fund              income and growth of income            Investments, Inc.
                    --------------------------------------------------------------------------------------------------------------
                    Templeton                    Long-term capital growth through       Templeton Global       N/A
                                                 investments
                    Foreign                      in equity and debt securities of       Advisors Limited
                    Fund -- Class 1              companies and
                                                 governments outside the U.S.
                    --------------------------------------------------------------------------------------------------------------
                    Templeton                    Long-term capital growth through a     Templeton Investment   N/A
                    International                flexible policy of investing in        Counsel, Inc.
                    Fund                         stocks and debt obligations of
                                                 companies and governments outside the
                                                 U.S.
                    --------------------------------------------------------------------------------------------------------------
                    T. Rowe Price                Long-term capital growth through       T. Rowe Price          N/A
                    Small-Cap Stock Fund         investments in securities of small to  Associates, Inc.
                                                 medium-sized companies
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard/                    Growth and income through              Vanguard               N/A
                    Windsor II                   investment in common stock
----------------------------------------------------------------------------------------------------------------------------------
BALANCED            American General             Conservation of principal and          VALIC                  Capital Guardian
FUNDS               Balanced Fund                long-term growth of capital and                               Trust Company
                                                 income through investments in fixed
                                                 income and equity securities
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard/                    Income and growth through 30 to 40%    Vanguard               N/A
                    Wellington                   investment in high quality corporate
                                                 bonds
                    Fund                         and 60 to 70% investment in common
                                                 stocks
----------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC Capital                Income and possible growth through     VALIC                  N/A
FUNDS               Conservation Fund            investments in high quality debt
                                                 securities
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Government             Income and possible growth through     VALIC                  N/A
                    Securities Fund              investments in intermediate and
                                                 long-term government debt securities
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC International          Income and possible growth through     VALIC                  N/A
                    Government                   investments in high quality foreign
                    Bond Fund                    government debt securities
                    --------------------------------------------------------------------------------------------------------------
                    American General             High income and total return           VALIC                  Capital Guardian
                    Domestic Bond Fund           consistent with conservation of                               Trust Company
                                                 capital through investments in debt
                                                 securities
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income        Income through investment              Vanguard               N/A
                    Securities                   in long-term high quality corporate
                    Fund-Long-Term               bonds
                    Corporate Portfolio
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income        Income through investment in           Vanguard               N/A
                    Securities                   long-term U.S. Treasury bonds
                    Fund-Long-Term
                    U.S. Treasury
                    Portfolio
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &              Growth through investments in stocks   VALIC                  T. Rowe Price
FUNDS               Technology                   of companies which benefit from                               Associates, Inc.
                    Fund                         development of science and technology
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Social                 Growth through investments in          VALIC                  N/A
                    Awareness                    stocks of companies meeting social
                    Fund                         criteria of the Fund
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in stocks   VALIC                  N/A
                    Socially Responsible         of companies meeting social criteria
                    Fund                         of the Fund
----------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money                  Income through investments in          VALIC                  N/A
MARKET              Market                       short-term money market
FUNDS               Fund                         securities
                    --------------------------------------------------------------------------------------------------------------
                    American General Money       Income through investments in          VALIC                  N/A
                    Market Fund                  short-term money market securities
                    --------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER                SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE           American General             Current income and a low to moderate   VALIC                  N/A
FUNDS               Conservative Growth          level of growth through investments
                    Lifestyle Fund               in American General Series Portfolio
                                                 Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in          VALIC                  N/A
                    Growth                       American General Series Portfolio
                    Lifestyle Fund               Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth and current income through      VALIC                  N/A
                    Moderate Growth              investments in American General
                    Lifestyle Fund               Series Portfolio Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        High level of income and moderate      Vanguard               N/A
                    Conservative                 long-term growth of capital and
                    Growth Portfolio             income
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        Growth of capital and income           Vanguard               N/A
                    Growth Portfolio
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        A reasonable level of income and       Vanguard               N/A
                    Moderate Growth              long-term growth of capital and
                    Portfolio                    income
----------------------------------------------------------------------------------------------------------------------------------
ASSET               AGSPC Asset Allocation       Maximum return through investments in  VALIC                  N/A
ALLOCATION          Fund                         a mix of stocks, bonds and money
                                                 market securities
                    --------------------------------------------------------------------------------------------------------------
FUNDS
                    Templeton Asset              Flexible policy of investing in        Templeton Investment   N/A
                    Allocation Fund              stocks and debt obligations of         Counsel, Inc.
                                                 companies and governments of any
                                                 nation and money market instruments
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director Plus offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director Plus offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director Plus's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT
The Company will reimburse to certain Divisions any fees it receives from the Fund or its affiliate or distributor for providing the Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.


PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director Plus can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.


PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

                                                    MORTALITY     ADMINISTRATION     SEPARATE
                                                       AND             AND            ACCOUNT         TOTAL
                                                   EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                      FUND                            FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                      ----                         ------------   --------------   -------------   -----------
AGSPC Asset Allocation(8)                              0.25%           0.75%              --          1.00%
AGSPC Capital Conservation                             0.25            0.75               --          1.00
AGSPC Government Securities                            0.25            0.75               --          1.00
AGSPC Growth                                           0.25            0.75               --          1.00
AGSPC Growth & Income                                  0.25            0.75               --          1.00
AGSPC International Equities                           0.25            0.75               --          1.00
AGSPC International Government Bond                    0.25            0.75               --          1.00
AGSPC MidCap Index                                     0.25            0.75               --          1.00
AGSPC Money Market                                     0.25            0.75               --          1.00
AGSPC Science & Technology                             0.25            0.75               --          1.00
AGSPC Small Cap Index                                  0.25            0.75               --          1.00
AGSPC Social Awareness                                 0.25            0.75               --          1.00
AGSPC Stock Index                                      0.25            0.75               --          1.00
American Century -- Twentieth Century Ultra(4)         0.25            1.00            (0.21%)        1.04
American General Balanced(4)                           0.25            0.75           (0.25)          0.75
American General Conservative Growth Lifestyle(4)      0.25            0.75           (0.25)          0.75
American General Domestic Bond(4)                      0.25            0.75           (0.25)          0.75
American General Growth Lifestyle(4)                   0.25            0.75           (0.25)          0.75
American General International Growth(4)               0.25            0.75           (0.25)          0.75
American General International Value(4)                0.25            0.75           (0.25)          0.75
American General Large Cap Growth(4)                   0.25            0.75           (0.25)          0.75
American General Large Cap Value(4)                    0.25            0.75           (0.25)          0.75
American General Mid Cap Growth(4)                     0.25            0.75           (0.25)          0.75
American General Mid Cap Index(4)                      0.25            0.75           (0.25)          0.75
American General Mid Cap Value(4)                      0.25            0.75           (0.25)          0.75
American General Moderate Growth Lifestyle(4)          0.25            0.75           (0.25)          0.75
American General Money Market(4)                       0.25            0.75           (0.25)          0.75
American General S&P 500 Index(4)                      0.25            0.75           (0.25)          0.75
American General Small Cap Growth Fund(4)              0.25            0.75           (0.25)          0.75
American General Small Cap Index(4)                    0.25            0.75           (0.25)          0.75
American General Small Cap Value(4)                    0.25            0.75           (0.25)          0.75
American General Socially Responsible(4)               0.25            0.75           (0.25)          0.75
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio(4)                       0.25            1.00           (0.15)          1.10
Founders Growth(4)                                     0.25            1.00            (0.25)         1.00
Neuberger&Berman Guardian Trust(4)                     0.25            1.00            (0.25)         1.00
Putnam Global Growth(4)                                0.25            1.00            (0.25)         1.00
Putnam New Opportunities(4)                            0.25            1.00            (0.25)         1.00
Putnam OTC & Emerging Growth(4)                        0.25            1.00            (0.25)         1.00
Scudder Growth and Income(4)                           0.25            1.00            (0.25)         1.00
T. Rowe Price Small-Cap Stock                          0.25            1.00               --          1.25
Templeton Foreign(4)                                   0.25            1.00            (0.25)         1.00
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1                  0.25            1.00               --          1.25
  Templeton International: Class 1                     0.25            1.00               --          1.25
Vanguard LifeStrategy Conservative Growth
  Portfolio                                            0.25            1.00               --          1.25
Vanguard Fixed Income Securities
  Fund -- Long-Term Corporate Portfolio(5)             0.25            1.00           (0.25)          1.00
Vanguard Fixed Income Securities
  Fund -- Long-Term U.S. Treasury Portfolio(5)         0.25            1.00           (0.25)          1.00
Vanguard LifeStrategy Growth Portfolio                 0.25            1.00               --          1.25
Vanguard LifeStrategy Moderate Growth Portfolio        0.25            1.00               --          1.25
Vanguard/Wellington                                    0.25            1.00               --          1.25
Vanguard/Windsor II                                    0.25            1.00               --          1.25

--------------------------------------------------------------------------------

FUND OPERATING EXPENSES FOR FUNDS WHICH HAVE NOT YET COMMENCED OPERATIONS ARE BASED ON CURRENT ESTIMATES AND ARE SUBJECT TO MODIFICATION PRIOR TO EFFECTIVENESS.

FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                                             MANAGEMENT   12B-1      OTHER      TOTAL FUND
                            FUND                                FEES      FEES    EXPENSES(6)    EXPENSES
                            ----                             ----------   -----   -----------   ----------
AGSPC Asset Allocation(8)                                       0.50%       --        0.07%        0.57%
AGSPC Capital Conservation                                      0.50        --        0.07         0.57
AGSPC Government Securities                                     0.50        --        0.06         0.56
AGSPC Growth                                                    0.80        --        0.06         0.86
AGSPC Growth & Income                                           0.75        --        0.06         0.81
AGSPC International Equities                                    0.35        --        0.07         0.42
AGSPC International Government Bond                             0.50        --        0.06         0.56
AGSPC MidCap Index                                              0.34        --        0.06         0.40
AGSPC Money Market                                              0.50        --        0.07         0.57
AGSPC Science & Technology                                      0.90        --        0.06         0.96
AGSPC Small Cap Index                                           0.35        --        0.06         0.41
AGSPC Social Awareness                                          0.50        --        0.06         0.56
AGSPC Stock Index                                               0.27        --        0.07         0.34
American Century -- Twentieth Century Ultra                     1.00        --          --         1.00
American General Balanced(10)                                   0.16        --        0.67         0.83
American General Conservative Growth Lifestyle                  0.10        --          --         0.10
American General Domestic Bond(10)                              0.10        --        0.74         0.84
American General Growth Lifestyle                               0.10        --          --         0.10
American General International Growth(10)                       0.20        --        0.96         1.16
American General International Value(10)                        0.27        --        0.78         1.05
American General Large Cap Growth(10)                           0.16        --        0.70         0.86
American General Large Cap Value(10)                            0.11        --        0.70         0.81
American General Mid Cap Growth(10)                             0.13        --        0.67         0.80
American General Mid Cap Index(10)                                --        --        0.59         0.59
American General Mid Cap Value(10)                              0.38        --        0.67         1.05
American General Moderate Growth Lifestyle                      0.10        --          --         0.10
American General Money Market(10)                                 --        --        0.56         0.56
American General S&P 500 Index(10)                                --        --        0.58         0.58
American General Small Cap Growth(10)                           0.53        --        0.63         1.16
American General Small Cap Index(10)                              --        --        0.59         0.59
American General Small Cap Value(10)                            0.36        --        0.63         0.99
American General Socially Responsible(10)                         --        --        0.56         0.56
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio                                   0.75        --        0.03         0.78
Founders Growth                                                 0.67      0.25        0.18         1.10
Neuberger&Berman Guardian Trust(7)                              0.84        --        0.04         0.88
Putnam Global Growth                                            0.64      0.25        0.35         1.24
Putnam New Opportunities                                        0.50      0.25        0.31         1.06
Putnam OTC & Emerging Growth                                    0.56      0.25        0.35         1.16
Scudder Growth and Income                                       0.46        --        0.30         0.76
T. Rowe Price Small-Cap Stock                                   0.77        --        0.25         1.02
Templeton Foreign                                               0.61      0.25        0.22         1.08
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1(9)                        0.60        --        0.18         0.78
  Templeton International: Class 1(9)                           0.69        --        0.19         0.88
Vanguard LifeStrategy Conservative Growth Portfolio             0.00        --        0.29         0.29
Vanguard Fixed Income Securities Fund -- Long-Term Corporate
  Portfolio                                                     0.03        --        0.29         0.32
Vanguard Fixed Income Securities Fund -- Long-Term U.S.
  Treasury Portfolio                                            0.01        --        0.26         0.27
Vanguard LifeStrategy Growth Portfolio                          0.00        --        0.29         0.29
Vanguard LifeStrategy Moderate Growth Portfolio                 0.00        --        0.29         0.29
Vanguard/Wellington                                             0.04        --        0.25         0.29
Vanguard/Windsor II                                             0.15        --        0.22         0.37

                           See footnotes on page 11.

EXAMPLE #1 -- Assuming No Account Maintenance Fee and
              No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $16       $50      $ 86       $187
AGSPC Capital Conservation Division 7                          16        50        86        187
AGSPC Government Securities Division 8                         16        49        85        186
AGSPC Growth Division 15                                       19        59       101        218
AGSPC Growth & Income Division 16                              18        57        98        213
AGSPC International Equities Division 11                       14        45        78        171
AGSPC International Government Bond Division 13                16        49        85        186
AGSPC MidCap Index Division 4                                  14        44        77        168
AGSPC Money Market Division 6                                  16        50        86        187
AGSPC Science & Technology Division 17                         20        62       106        229
AGSPC Small Cap Index Division 14                              14        45        77        170
AGSPC Social Awareness Division 12                             16        49        85        186
AGSPC Stock Index Division 10                                  14        42        74        162
American Century -- Twentieth Century Ultra
  Division 31                                                  21        64       110        237
American General Balanced Division 42                          16        50        86        188
American General Conservative Growth Lifestyle Division 50      9        27        47        105
American General Domestic Bond Division 43                     16        50        87        189
American General Growth Lifestyle Division 48                   9        27        47        105
American General International Growth Division 33              19        60       103        224
American General International Value Division 34               18        56        97        211
American General Large Cap Growth Division 39                  16        51        88        192
American General Large Cap Value Division 40                   16        49        85        186
American General Mid Cap Growth Division 37                    16        49        85        185
American General Mid Cap Index Division 46                     14        42        74        162
American General Mid Cap Value Division 38                     19        57        98        212
American General Moderate Growth Lifestyle
  Division 49                                                   9        27        47        105
American General Money Market Division 44                      13        42        72        158
American General S&P 500 Index Division 47                     14        42        73        161
American General Small Cap Growth Division 35                  19        60       103        224
American General Small Cap Index Division 45                   14        42        74        162
American General Small Cap Value Division 36                   18        55        94        206
American General Socially Responsible Division 41              13        42        72        158
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio Division 18                      19        59       102        221
Founders Growth Division 30                                    21        66       113        244
Neuberger&Berman Guardian Trust
  Division 29                                                  19        59       102        221
Putnam Global Growth Division 28                               23        70       120        258
Putnam New Opportunities Division 26                           21        65       111        239
Putnam OTC & Emerging Growth Division 27                       22        68       116        250
Scudder Growth and Income Division 21                          18        55        96        208
T. Rowe Price Small-Cap Stock Division 51                      23        71       122        261
Templeton Foreign Division 32                                  21        65       112        242
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1 Division 19              21        64       109        236
  Templeton International: Class 1 Division 20                 22        67       115        247
Vanguard LifeStrategy Conservative Growth Portfolio Division
  54                                                           16        49        84        184
Vanguard Fixed Income Securities Fund -- Long-Term Corporate
  Portfolio Division 22                                        13        42        72        160
Vanguard Fixed Income Securities Fund -- Long-Term U.S.
  Treasury Portfolio Division 23                               13        40        70        154
Vanguard LifeStrategy Growth Portfolio Division 52             16        49        84        184
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    16        49        84        184
Vanguard/Wellington Division 25                                16        49        84        184
Vanguard/Windsor II Division 24                                16        51        88        193

EXAMPLE #2 -- Assuming No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $17       $51      $ 89       $193
AGSPC Capital Conservation Division 7                          17        51        89        193
AGSPC Government Securities Division 8                         16        51        88        192
AGSPC Growth Division 15                                       19        60       104        224
AGSPC Growth & Income Division 16                              19        59       101        219
AGSPC International Equities Division 11                       15        47        81        177
AGSPC International Government Bond Division 13                16        51        88        192
AGSPC MidCap Index Division 4                                  15        46        80        175
AGSPC Money Market Division 6                                  17        51        89        193
AGSPC Science & Technology Division 17                         20        63       109        235
AGSPC Small Cap Index Division 14                              15        46        80        176
AGSPC Social Awareness Division 12                             16        51        88        192
AGSPC Stock Index Division 10                                  14        44        76        168
American Century -- Twentieth Century Ultra Division 31        21        66       113        243
American General Balanced Division 42                          17        52        89        194
American General Conservative Growth Lifestyle
  Division 50                                                   9        29        50        112
American General Domestic Bond Division 43                     17        52        90        195
American General Growth Lifestyle Division 48                   9        29        50        112
American General International Growth Division 33              20        62       106        230
American General International Value Division 34               19        58       100        217
American General Large Cap Growth Division 39                  17        53        91        198
American General Large Cap Value Division 40                   16        51        88        192
American General Mid Cap Growth Division 37                    16        51        87        191
American General Mid Cap Index Division 46                     14        44        76        168
American General Mid Cap Value Division 38                     19        58       100        218
American General Moderate Growth Lifestyle Division 49          9        29        50        112
American General Money Market Division 44                      14        43        75        165
American General S&P 500 Index Division 47                     14        44        76        167
American General Small Cap Growth Division 35                  20        62       106        230
American General Small Cap Index Division 45                   14        44        76        168
American General Small Cap Value Division 36                   18        57        97        212
American General Socially Responsible Division 41              14        43        75        165
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio Division 18                      20        61       105        226
Founders Growth Division 30                                    22        68       116        249
Neuberger&Berman Guardian Trust Division 29                    20        61       105        226
Putnam Global Growth Division 28                               23        72       123        264
Putnam New Opportunities Division 26                           21        66       114        245
Putnam OTC & Emerging Growth Division 27                       22        69       119        255
Scudder Growth and Income Division 21                          18        57        98        214
T. Rowe Price Small-Cap Stock Division 51                      24        73       124        267
Templeton Foreign Division 32                                  22        67       115        247
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1 Division 19              21        65       112        242
  Templeton International: Class 1 Division 20                 22        68       117        252
Vanguard LifeStrategy Conservative Growth Portfolio
  Division 54                                                  16        50        87        190
Vanguard Fixed Income Securities Fund -- Long-Term Corporate
  Portfolio Division 22                                        14        44        75        166
Vanguard Fixed Income Securities Fund -- Long-Term U.S.
  Treasury Portfolio Division 23                               14        42        73        160
Vanguard LifeStrategy Growth Portfolio Division 52             16        50        87        190
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    16        50        87        190
Vanguard/Wellington Division 25                                16        50        87        190
Vanguard/Windsor II Division 24                                17        53        91        199

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $63      $101      $139       $193
AGSPC Capital Conservation Division 7                          63       101       139        193
AGSPC Government Securities Division 8                         63       101       138        192
AGSPC Growth Division 15                                       66       110       154        224
AGSPC Growth & Income Division 16                              65       108       151        219
AGSPC International Equities Division 11                       62        97       131        177
AGSPC International Government Bond Division 13                63       101       138        192
AGSPC MidCap Index Division 4                                  61        96       130        175
AGSPC Money Market Division 6                                  63       101       139        193
AGSPC Science & Technology Division 17                         67       112       159        235
AGSPC Small Cap Index Division 14                              62        96       130        176
AGSPC Social Awareness Division 12                             63       101       138        192
AGSPC Stock Index Division 10                                  61        94       126        168
American Century -- Twentieth Century Ultra Division 31        68       115       163        243
American General Balanced Division 42                          63       101       139        194
American General Conservative Growth Lifestyle
  Division 50                                                  56        79       100        112
American General Domestic Bond Division 43                     63       102       140        195
American General Growth Lifestyle Division 48                  56        79       100        112
American General International Growth Division 33              66       111       156        230
American General International Value Division 34               65       108       150        217
American General Large Cap Growth Division 39                  63       102       141        198
American General Large Cap Value Division 40                   63       101       138        192
American General Mid Cap Growth Division 37                    63       100       137        191
American General Mid Cap Index Division 46                     61        94       126        168
American General Mid Cap Value Division 38                     65       108       150        218
American General Moderate Growth Lifestyle Division 49         56        79       100        112
American General Money Market Division 44                      61        93       125        165
American General S&P 500 Index Division 47                     61        94       126        167
American General Small Cap Growth Division 35                  66       111       156        230
American General Small Cap Index Division 45                   61        94       126        168
American General Small Cap Value Division 36                   65       106       147        212
American General Socially Responsible Division 41              61        93       125        165
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio Division 18                      66       110       155        226
Founders Growth Division 30                                    68       116       166        249
Neuberger&Berman Guardian Trust Division 29                    66       110       155        226
Putnam Global Growth Division 28                               69       121       173        264
Putnam New Opportunities Division 26                           68       115       164        245
Putnam OTC & Emerging Growth Division 27                       69       118       169        255
Scudder Growth and Income Division 21                          65       107       148        214
T. Rowe Price Small-Cap Stock Division 51                      70       121       174        267
Templeton Foreign Division 32                                  68       116       165        247
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1 Division 19              67       114       162        242
  Templeton International: Class 1 Division 20                 68       117       167        252
Vanguard LifeStrategy Conservative Growth Portfolio
  Division 54                                                  63       100       137        190
Vanguard Fixed Income Securities Fund -- Long-Term Corporate
  Portfolio Division 22                                        61        94       125        166
Vanguard Fixed Income Securities Fund -- Long-Term U.S.
  Treasury Portfolio Division 23                               60        92       123        160
Vanguard LifeStrategy Growth Portfolio Division 52             63       100       137        190
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    63       100       137        190
Vanguard/Wellington Division 25                                63       100       137        190
Vanguard/Windsor II Division 24                                64       103       141        199

--------------------------------------------------------------------------------

------------

 (1) Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.

 (2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

 (3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.

 (4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.

     The following Funds and/or their affiliates or distributors pay administrative, shareholder service or distribution fees to the Company:
     American Century -- Twentieth Century (0.21%), American General Funds (0.25%), Dreyfus (0.15%), Founders (0.25%), Neuberger&Berman (0.25%),
     Putnam (0.25%), Scudder (0.25%) and Templeton (0.25%) With respect to American Century -- Twentieth Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets in excess of $75 million.

 (5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division which may be terminated by the Company at any time without notice.

 (6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.

 (7) Neuberger&Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger&Berman Management Incorporated ("N&B"). N&B voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses.

 (8) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

 (9) For these Funds Management fees and Total Fund Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. See Fund prospectus for details. Actual Management Fees and Total Fund Expenses during 1997 were lower.

(10) After expense reimbursement. In the absence of the expense reimbursement, management fees, other expenses and total fund operating expenses, respectively, would be: Balanced Fund, 0.80%, 0.67% and 1.47%; Domestic Bond Fund, 0.60%, 0.74% and 1.34%; International Growth Fund, 0.90%, 0.96% and 1.86%; International Value Fund, 1.00%, 0.78% and 1.78%; Large Cap Growth Fund, 0.55%, 0.70% and 1.25%; Large Cap Value Fund, 0.50%, 0.70% and 1.20%; Mid Cap Growth Fund, 0.65%, 0.67% and 1.32%; Mid Cap Index Fund, 0.28%, 0.76% and 1.04%; Mid Cap Value Fund, 0.75%, 0.67% and 1.42%; Money
     Market Fund, 0.25%, 0.75% and 1.00%; S&P 500 Index Fund, 0.27%, 0.61% and
     0.88%; Small Cap Growth Fund, 0.85%, 0.63% and 1.48%; Small Cap Index Fund, 0.28%, 0.85% and 1.13%; Small Cap Value Fund, 0.75%, 0.63% and 1.38%; and
     Socially Responsible Fund, 0.25%, 0.76% and 1.01%.

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


                                      AGSPC         AGSPC          AGSPC                       AGSPC          AGSPC
                                      ASSET        CAPITAL      GOVERNMENT       AGSPC       GROWTH &     INTERNATIONAL
                                   ALLOCATION    CONSERVATION   SECURITIES      GROWTH        INCOME        EQUITIES
                                   DIVISION 5     DIVISION 7    DIVISION 8    DIVISION 15   DIVISION 16    DIVISION 11
                                   ----------     ----------    ----------    -----------   -----------    -----------
December 31, 1997
 Purchase Units in Force           53,307,351     28,242,598     45,034,894   453,172,490   132,434,555    122,716,744
 Purchase Unit Value                $3.219282      $1.962239      $1.957755    $2.076503     $1.940905       $1.237299
December 31, 1996
 Purchase Units in Force           65,292,617     30,286,494     47,130,169   366,272,509   108,341,635    156,226,314
 Purchase Unit Value                $2.651899      $1.825549      $1.815651    $1.733324     $1.583056       $1.222906
July 1, 1996
 Initial Offering Value                --            --             --            --            --             --
December 31, 1995
 Purchase Units in Force           75,851,431     29,573,808     39,847,053   164,417,848   51,779,089     172,564,018
 Purchase Unit Value                $2.411022      $1.812011      $1.799475    $1.466652     $1.296577       $1.156454
December 31, 1994
 Purchase Units in Force           89,377,860     26,859,219     26,667,073   32,633,370    12,386,602     187,749,916
 Purchase Unit Value                $1.951533      $1.515278      $1.547150    $1.001834     $0.993168       $1.054460
July 11, 1994
 Purchase Unit Value(1)                --            --             --            --            --             --
April 29, 1994
 Purchase Unit Value(1)                --            --             --         $1.000000     $1.000000         --
December 31, 1993
 Purchase Units in Force           93,899,802     24,628,606     26,563,166       --            --         117,215,227
 Purchase Unit Value                $1.997266      $1.630069      $1.636228       --            --           $0.986387
December 31, 1992
 Purchase Units in Force           80,637,090     14,922,749     16,609,444       --            --          52,524,165
 Purchase Unit Value                $1.846025      $1.470167      $1.491537       --            --           $0.767135
May 1, 1992
 Purchase Unit Value(1)                --            --             --            --            --             --
December 31, 1991
 Purchase Units in Force           76,624,765     11,069,044     11,694,890       --            --          27,011,169
 Purchase Unit Value                $1.878219      $1.366905      $1.405236       --            --           $0.895250
October 1, 1991
 Purchase Unit Value(1)                --            --             --            --            --             --
December 31, 1990
 Purchase Units in Force           72,284,139      9,321,049      8,460,327       --            --          13,776,769
 Purchase Unit Value                $1.563444      $1.178361      $1.237104       --            --           $0.813423
December 31, 1989
 Purchase Units in Force           68,361,149      7,502,717      5,556,464       --            --           2,247,450
 Purchase Unit Value                $1.618165      $1.193583      $1.179231       --            --           $1.028405
October 2, 1989
 Purchase Unit Value(1)                --            --             --            --            --           $1.000000
December 31, 1988
 Purchase Units in Force           65,817,325      3,996,455      3,408,919       --            --             --
 Purchase Unit Value                $1.397280      $1.078919      $1.062082       --            --             --

                                       AGSPC
                                   INTERNATIONAL      AGSPC         AGSPC
                                    GOVERNMENT       MIDCAP         MONEY
                                       BOND           INDEX        MARKET
                                    DIVISION 13    DIVISION 4    DIVISION 6
                                    -----------    ----------    ----------
December 31, 1997
 Purchase Units in Force            111,480,591    171,065,657    84,182,521
 Purchase Unit Value                  $1.490645      $4.269122     $1.673590
December 31, 1996
 Purchase Units in Force            112,601,593    172,816,978    75,124,095
 Purchase Unit Value                  $1.582230      $3.272588     $1.607212
July 1, 1996
 Initial Offering Value                 --             --            --
December 31, 1995
 Purchase Units in Force             73,369,250    172,613,690    51,907,757
 Purchase Unit Value                  $1.530780      $2.782677     $1.545802
December 31, 1994
 Purchase Units in Force             25,691,713    171,442,018    75,765,781
 Purchase Unit Value                  $1.301357      $2.153183     $1.479129
July 11, 1994
 Purchase Unit Value(1)                 --             --            --
April 29, 1994
 Purchase Unit Value(1)                 --             --            --
December 31, 1993
 Purchase Units in Force             18,155,381    134,621,879    24,799,810
 Purchase Unit Value                  $1.258340      $2.259378     $1.439327
December 31, 1992
 Purchase Units in Force              6,245,713     81,007,871    23,414,474
 Purchase Unit Value                  $1.112826      $2.021271     $1.415690
May 1, 1992
 Purchase Unit Value(1)                 --             --            --
December 31, 1991
 Purchase Units in Force                953,038     49,106,844    25,545,494
 Purchase Unit Value                  $1.090499      $1.858030     $1.384882
October 1, 1991
 Purchase Unit Value(1)               $1.000000        --            --
December 31, 1990
 Purchase Units in Force                --          42,958,640    25,246,481
 Purchase Unit Value                    --           $1.538017     $1.325393
December 31, 1989
 Purchase Units in Force                --          40,618,028    15,949,534
 Purchase Unit Value                    --           $1.712671     $1.240599
October 2, 1989
 Purchase Unit Value(1)                 --             --            --
December 31, 1988
 Purchase Units in Force                --          38,747,706     9,429,191
 Purchase Unit Value                    --           $1.450217     $1.149516


------------

(1) Purchase Unit Value At Date Of Inception.

--------------------------------------------------------------------------------

                                                             AMERICAN                         AMERICAN
                                                             CENTURY-                         GENERAL          AMERICAN
    AGSPC         AGSPC         AGSPC                        TWENTIETH       AMERICAN       CONSERVATIVE       GENERAL
  SCIENCE &     SMALL CAP      SOCIAL          AGSPC          CENTURY        GENERAL           GROWTH          DOMESTIC
 TECHNOLOGY       INDEX       AWARENESS     STOCK INDEX        ULTRA         BALANCED        LIFESTYLE           BOND
 DIVISION 17   DIVISION 14   DIVISION 12   DIVISION 10(3)   DIVISION 31   DIVISION 42(2)   DIVISION 50(2)   DIVISION 43(2)
 -----------   -----------   -----------   --------------   -----------   --------------   --------------   --------------
 397,842,959   106,279,077   81,577,104     615,053,124     97,745,282
  $2.285739     $2.163595     $2.985333       $3.753436      $1.265937
 315,809,646   103,320,842   46,574,016     536,806,965     16,654,076
  $2.250471     $1.785442     $2.252673       $2.848437      $1.039845
     --            --            --             --           $1.000000
 187,862,232   98,335,995    32,750,120     455,255,243
  $1.997175     $1.544896     $1.835102       $2.343900
 42,726,137    100,383,839   29,015,764     416,234,288
  $1.247713     $1.222329     $1.333899       $1.724134
     --            --            --             --
  $1.000000        --            --             --
     --        56,159,647    26,230,566     369,550,060
     --         $1.277199     $1.366979        $1.729327
     --         9,723,477    16,956,437     283,808,045
     --         $1.112790     $1.279516        $1.589718
     --         $1.000000        --
     --            --         8,447,711      90,526,907
     --            --         $1.250634       $1.505641
     --            --            --             --
     --            --         2,947,418      46,016,297
     --            --         $0.987666       $1.179000
     --            --           212,636      22,325,990
     --            --         $1.010003        $1.238782
     --            --         $1.000000         --
     --            --            --           9,213,178
     --            --            --           $0.968670


                 AMERICAN         AMERICAN
    AGSPC        GENERAL          GENERAL
  SCIENCE &       GROWTH       INTERNATIONAL
 TECHNOLOGY     LIFESTYLE          GROWTH
 DIVISION 17  DIVISION 48(2)   DIVISION 33(2)
 -----------  --------------   --------------
 397,842,959
  $2.285739
 315,809,646
  $2.250471
     --
 187,862,232
  $1.997175
 42,726,137
  $1.247713
     --
  $1.000000
     --
     --
     --
     --
     --
     --
     --
     --
     --
     --
     --
     --
     --
     --
     --


------------

(2) No Selected Purchase Unit Data available at this time.

(3) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------


                                          AMERICAN
                                          GENERAL          AMERICAN         AMERICAN         AMERICAN         AMERICAN
                                       INTERNATIONAL    GENERAL LARGE    GENERAL LARGE     GENERAL MID      GENERAL MID
                                           VALUE          CAP GROWTH       CAP VALUE        CAP GROWTH       CAP INDEX
                                       DIVISION 34(2)   DIVISION 39(2)   DIVISION 40(2)   DIVISION 37(2)   DIVISION 46(2)
                                       --------------   --------------   --------------   --------------   --------------
December 31, 1997
 Purchase Units in Force
 Purchase Unit Value
December 31, 1996
 Purchase Units in Force
 Purchase Unit Value
July 1, 1996
 Initial Offering Value
December 31, 1995
 Purchase Units in Force
 Purchase Unit Value
December 31, 1994
 Purchase Units in Force
 Purchase Unit Value
July 11, 1994
 Purchase Unit Value(1)
April 29, 1994
 Purchase Unit Value(1)
December 31, 1993
 Purchase Units in Force
 Purchase Unit Value
December 31, 1992
 Purchase Units in Force
 Purchase Unit Value
May 1, 1992
 Purchase Unit Value(1)
December 31, 1991
 Purchase Units in Force
 Purchase Unit Value
October 1, 1991
 Purchase Unit Value(1)
December 31, 1990
 Purchase Units in Force
 Purchase Unit Value
December 31, 1989
 Purchase Units in Force
 Purchase Unit Value
October 2, 1989
 Purchase Unit Value(1)
December 31, 1988
 Purchase Units in Force
 Purchase Unit Value

                                                           AMERICAN
                                                           GENERAL
                                          AMERICAN         MODERATE
                                        GENERAL MID         GROWTH
                                         CAP VALUE        LIFESTYLE
                                       DIVISION 38(2)   DIVISION 49(2)
                                       --------------   --------------
December 31, 1997
 Purchase Units in Force
 Purchase Unit Value
December 31, 1996
 Purchase Units in Force
 Purchase Unit Value
July 1, 1996
 Initial Offering Value
December 31, 1995
 Purchase Units in Force
 Purchase Unit Value
December 31, 1994
 Purchase Units in Force
 Purchase Unit Value
July 11, 1994
 Purchase Unit Value(1)
April 29, 1994
 Purchase Unit Value(1)
December 31, 1993
 Purchase Units in Force
 Purchase Unit Value
December 31, 1992
 Purchase Units in Force
 Purchase Unit Value
May 1, 1992
 Purchase Unit Value(1)
December 31, 1991
 Purchase Units in Force
 Purchase Unit Value
October 1, 1991
 Purchase Unit Value(1)
December 31, 1990
 Purchase Units in Force
 Purchase Unit Value
December 31, 1989
 Purchase Units in Force
 Purchase Unit Value
October 2, 1989
 Purchase Unit Value(1)
December 31, 1988
 Purchase Units in Force
 Purchase Unit Value


------------

(1) Purchase Unit Value At Date Of Inception.

(2) No Selected Purchase Unit Data available at this time.

--------------------------------------------------------------------------------

                                                                                                         DREYFUS
                                                                                                        VARIABLE
                                                                                                       INVESTMENT
                                                                                                          FUND
   AMERICAN                                                                             AMERICAN       -----------
   GENERAL          AMERICAN         AMERICAN         AMERICAN         AMERICAN         GENERAL          DREYFUS
    MONEY         GENERAL S&P     GENERAL SMALL    GENERAL SMALL    GENERAL SMALL       SOCIALLY        SMALL CAP     FOUNDERS
    MARKET         500 INDEX        CAP GROWTH       CAP INDEX        CAP VALUE       RESPONSIBLE       PORTFOLIO      GROWTH
DIVISION 44(2)   DIVISION 47(2)   DIVISION 35(2)   DIVISION 45(2)   DIVISION 36(2)   DIVISION 41(2)    DIVISION 18   DIVISION 30
--------------   --------------   --------------   --------------   --------------   --------------    -----------   -----------
                                                                                                       479,851,525   132,167,162
                                                                                                        $1.770622     $1.289513
                                                                                                       428,883,250   31,197,464
                                                                                                        $1.534694     $1.029522
                                                                                                               --     $1.000000
                                                                                                       267,735,219
                                                                                                        $1.332904
                                                                                                       85,169,871
                                                                                                        $1.043156
                                                                                                        $1.000000


   AMERICAN      NEUBERGER
   GENERAL       & BERMAN
    MONEY        GUARDIAN
    MARKET         TRUST
DIVISION 44(2)  DIVISION 29
--------------  -----------
                35,406,663
                 $1.307438
                 8,211,592
                 $1.120770
                 $1.000000

------------

(2) No Selected Purchase Unit Data available at this time.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------


                                                                     PUTNAM        SCUDDER
                                       PUTNAM                         OTC &        GROWTH      T. ROWE PRICE
                                       GLOBAL       PUTNAM NEW      EMERGING         AND         SMALL-CAP        TEMPLETON
                                       GROWTH      OPPORTUNITIES     GROWTH        INCOME          STOCK           FOREIGN
                                     DIVISION 28    DIVISION 26    DIVISION 27   DIVISION 21   DIVISION 51(2)    DIVISION 32
                                     -----------   -------------   -----------   -----------   --------------    -----------
December 31, 1997
 Purchase Units in Force             49,548,732     143,395,066    99,785,041    94,225,984                      159,201,107
 Purchase Unit Value                  $1.186775       $1.149453     $0.976262     $1.436011                        $1.135778
December 31, 1996
 Purchase Units in Force             16,648,600      53,001,699    48,902,828    16,524,046                       36,671,828
 Purchase Unit Value                  $1.057690       $0.947573     $0.894978     $1.114950                        $1.075896
July 1, 1996
 Initial Offering Value               $1.000000       $1.000000     $1.000000     $1.000000                        $1.000000
December 31, 1995
 Purchase Units in Force
 Purchase Unit Value
December 31, 1994
 Purchase Units in Force
 Purchase Unit Value
July 11, 1994
 Purchase Unit Value(1)
April 29, 1994
 Purchase Unit Value(1)
December 31, 1993
 Purchase Units in Force
 Purchase Unit Value
December 31, 1992
 Purchase Units in Force
 Purchase Unit Value
May 1, 1992
 Purchase Unit Value(1)
December 31, 1991
 Purchase Units in Force
 Purchase Unit Value
October 1, 1991
 Purchase Unit Value(1)
December 31, 1990
 Purchase Units in Force
 Purchase Unit Value
December 31, 1989
 Purchase Units in Force
 Purchase Unit Value
October 2, 1989
 Purchase Unit Value(1)
December 31, 1988
 Purchase Units in Force
 Purchase Unit Value

                                          TEMPLETON VARIABLE
                                         PRODUCTS SERIES FUND
                                     ----------------------------
                                      TEMPLETON
                                        ASSET        TEMPLETON
                                     ALLOCATION:   INTERNATIONAL:
                                       CLASS 1        CLASS 1
                                     DIVISION 19    DIVISION 20
                                     -----------    -----------
December 31, 1997
 Purchase Units in Force             196,150,946    463,174,350
 Purchase Unit Value                  $1.613943       $1.575168
December 31, 1996
 Purchase Units in Force             137,384,670    378,581,949
 Purchase Unit Value                  $1.414844       $1.399702
July 1, 1996
 Initial Offering Value                      --              --
December 31, 1995
 Purchase Units in Force             78,494,505     219,124,926
 Purchase Unit Value                  $1.205181       $1.142586
December 31, 1994
 Purchase Units in Force             32,807,602      71,716,511
 Purchase Unit Value                  $0.995860       $0.999282
July 11, 1994
 Purchase Unit Value(1)               $1.000000       $1.000000
April 29, 1994
 Purchase Unit Value(1)
December 31, 1993
 Purchase Units in Force
 Purchase Unit Value
December 31, 1992
 Purchase Units in Force
 Purchase Unit Value
May 1, 1992
 Purchase Unit Value(1)
December 31, 1991
 Purchase Units in Force
 Purchase Unit Value
October 1, 1991
 Purchase Unit Value(1)
December 31, 1990
 Purchase Units in Force
 Purchase Unit Value
December 31, 1989
 Purchase Units in Force
 Purchase Unit Value
October 2, 1989
 Purchase Unit Value(1)
December 31, 1988
 Purchase Units in Force
 Purchase Unit Value


------------

(1) Purchase Unit Value At Date Of Inception.

(2) No Selected Purchase Unit Data available at this time.

--------------------------------------------------------------------------------

                     VANGUARD       VANGUARD
                   FIXED INCOME   FIXED INCOME
     VANGUARD       SECURITIES     SECURITIES                         VANGUARD
   LIFESTRATEGY       FUND-           FUND-          VANGUARD       LIFESTRATEGY
   CONSERVATIVE     LONG-TERM       LONG-TERM      LIFESTRATEGY       MODERATE
      GROWTH        CORPORATE     U.S. TREASURY       GROWTH           GROWTH        VANGUARD/     VANGUARD/
    PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO      WELLINGTON    WINDSOR II
  DIVISION 54(2)   DIVISION 22     DIVISION 23    DIVISION 52(2)   DIVISION 53(2)   DIVISION 25   DIVISION 24
  --------------   -----------    -------------   --------------   --------------   -----------   -----------
                    17,371,407     20,041,920                                       116,429,781   187,929,868
                     $1.176649      $1.178938                                        $1.340109      $1.464949
                     3,370,441      4,174,369                                       22,866,634     37,292,761
                     $1.047595      $1.048470                                        $1.101584      $1.120855
                     $1.000000      $1.000000                                        $1.000000      $1.000000

------------

(2) No Selected Purchase Unit Data available at this time.

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR PLUS

Portfolio Director Plus was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director Plus can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director Plus will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director Plus called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director Plus.

ABOUT VALIC

We are a life insurance company organized in 1955 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director Plus. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director Plus's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director Plus. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Fifty Divisions are available and represent the Variable Account Options in Portfolio Director Plus. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director Plus. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A in 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director Plus. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director Plus, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director Plus, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director Plus be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director Plus. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

All inquiries regarding
PORTFOLIO DIRECTOR PLUS
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information
 18

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Portfolio Director Plus enables you to participate in Divisions that represent fifty Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. You may not according to your retirement program be able to invest in all fifty Variable Account Options described in this prospectus. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These mutual funds serve as the investment vehicles for Portfolio Director Plus and include:

- American General Series Portfolio
  Company 1 (AGSPC 1) -- offers 13 funds, for which VALIC serves as investment adviser.

- American General Series Portfolio Company 3 (AGSPC 3) -- offers 18 funds for which VALIC serves as investment adviser.

- American Century Investments -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Dreyfus Variable Investment Fund -- offers 1 fund, for which The Dreyfus Corporation serves as investment adviser.

- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser.

- Neuberger&Berman Management Inc. -- offers 1 fund for which Neuberger&Berman Management Inc. serves as investment manager and Neuberger&Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- T. Rowe Price Small-Cap Stock Fund, Inc. -- offers 1 fund for which T. Rowe Price Associates, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 3 funds for which Templeton Global Advisors Limited and Templeton Investment Counsel, Inc. serves as investment advisers.

- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Sixteen of the mutual funds are also available to the general public.

Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

SUMMARY OF FUNDS

A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown in the graphs reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect for the AGSPC 1 Funds actual historical performance of the related Separate Account Divisions. The returns shown in the tables for certain Funds (Divisions 18-20) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994. The returns shown in the tables for certain Funds (Divisions 21-32) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. In addition, because the AGSPC 3 Funds underlying Divisions 33 through 50 began operations on
              , 1998, no actual performance history exists. The returns shown in the tables for those AGSPC 3 Funds reflect the performance of comparable funds or composites managed by the subadvisers for the Funds as described in the accompanying narrative. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.

For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director Plus.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC ASSET ALLOCATION FUND*
(Division 5)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,950
        03/31/90             11,967
        03/31/91             12,949
        03/31/92             13,673
        03/31/93             14,542
        03/31/94             14,618
        03/31/95             15,537
        03/31/96             18,661
        03/31/97             20,307
        03/31/98             26,425

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
AGSPC CAPITAL CONSERVATION FUND
(Division 7)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,238
        03/31/90             11,068
        03/31/91             11,406
        03/31/92             12,777
        03/31/93             14,661
        03/31/94             14,723
        03/31/95             15,121
        03/31/96             16,615
        03/31/97             17,105
        03/31/98             18,885

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

* The AGSPC Asset Allocation Fund was Formerly Known as the Timed OpportunITY Fund.
 20

AGSPC GOVERNMENT SECURITIES FUND
(Division 8)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,227
        03/31/90             11,060
        03/31/91             11,971
        03/31/92             13,133
        03/31/93             14,930
        03/31/94             15,035
        03/31/95             15,410
        03/31/96             16,756
        03/31/97             17,178
        03/31/98             18,959

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31
AGSPC
GROWTH FUND
(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.

Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        03/31/95             11,246
        03/31/96             15,921
        03/31/97             16,507
        03/31/98             24,207

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC GROWTH & INCOME FUND
(Division 16)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        03/31/95             10,762
        03/31/96             13,957
        03/31/97             15,372
        03/31/98             20,864

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31
AGSPC INTERNATIONAL
EQUITIES FUND
(Division 11)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        03/31/90              8,391
        03/31/91              8,609
        03/31/92              7,751
        03/31/93              8,494
        03/31/94             10,161
        03/31/95             10,616
        03/31/96             11,899
        03/31/97             11,954
        03/31/98             14,040

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC
INTERNATIONAL GOVERNMENT
BOND FUND
(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        03/31/92             10,325
        03/31/93             11,761
        03/31/94             12,744
        03/31/95             14,720
        03/31/96             14,976
        03/31/97             14,850
        03/31/98             14,937

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC MIDCAP INDEX FUND
(Division 4)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400(R) Index*.

The performance information for the MidCap Index Division is shown in two separate sets of tables and graphs for the ten year period beginning April 1, 1988 and for the period beginning October 1, 1991. The latter period shows the performance of the MidCap Index Division since the change in investment objectives, investment program and investment restrictions of the underlying Fund. Selected Purchase Unit data for the last ten years for the MidCap Index Division appears on page 12 of this prospectus.

Annual Value of $10,000
Stipulated Payment made
    October 1, 1991       $ Value
-----------------------   -------
       10/01/91           $10,000
       03/31/92            10,995
       03/31/93            12,480
       03/31/94            13,035
       03/31/95            13,955
       03/31/96            17,726
       03/31/97            19,303
       03/31/98            28,386

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]
                             PERIOD ENDED MARCH 31

Annual Value of $10,000
Stipulated Payment made
     April 1, 1988        $ Value
-----------------------   -------
       04/01/88           $10,000
       03/31/89            11,044
       03/31/90            12,065
       03/31/91            12,335
       03/31/92            13,139
       03/31/93            14,916
       03/31/94            15,576
       03/31/95            16,677
       03/31/96            21,183
       03/31/97            23,068
       03/31/98            33,922

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400" are trademarks of Standard and Poor's ("S&P"). AGSCP MidCap Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AGSPC
MONEY MARKET FUND
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,677
        03/31/90             11,486
        03/31/91             12,225
        03/31/92             12,695
        03/31/93             12,945
        03/31/94             13,165
        03/31/95             13,622
        03/31/96             14,215
        03/31/97             14,777
        03/31/98             15,397

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
AGSPC
SCIENCE & TECHNOLOGY FUND
(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.

Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        03/31/95             13,753
        03/31/96             20,465
        03/31/97             19,481
        03/31/98             26,099

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC SMALL CAP INDEX FUND
(Division 14)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R) Index.*

Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        03/31/93             11,449
        03/31/94             12,318
        03/31/95             12,759
        03/31/96             16,202
        03/31/97             16,926
        03/31/98             23,731

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]
                             PERIOD ENDED MARCH 31
AGSPC
SOCIAL AWARENESS FUND
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        03/31/90              9,962
        03/31/91             11,168
        03/31/92             11,813
        03/31/93             13,361
        03/31/94             13,092
        03/31/95             14,688
        03/31/96             19,332
        03/31/97             23,165
        03/31/98             33,818

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]

                             PERIOD ENDED MARCH 31

 * The Russell(R) Index is a trademark/servicemark of the Frank Russell Trust Company. Russell(TH) is a trademark of the Frank Russell Company.

AGSPC
STOCK INDEX FUND
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)*.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,456
        03/31/90             13,391
        03/31/91             14,961
        03/31/92             16,270
        03/31/93             18,537
        03/31/94             18,485
        03/31/95             21,054
        03/31/96             27,487
        03/31/97             32,557
        03/31/98             47,582

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
AMERICAN CENTURY --
TWENTIETH CENTURY ULTRA FUND
Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,977
        03/31/90             13,142
        03/31/91             20,926
        03/31/92             25,530
        03/31/93             27,456
        03/31/94             32,524
        03/31/95             33,052
        03/31/96             43,785
        03/31/97             47,294
        03/31/98             68,305

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

 * "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The AGSPC Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN GENERAL
BALANCED FUND
(Division 42)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks balanced accomplishment of (i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

The Balanced Fund commenced operations on            . However, the Fund's
investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The performance information for the Fund is for a composite of such similar accounts ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the accounts comprising the Sub-adviser Composite range from December 31, 1974 to September 30, 1997. The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Sub-adviser Composite.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,034
        03/31/90             12,458
        03/31/91             13,808
        03/31/92             15,196
        03/31/93             17,074
        03/31/94             16,900
        03/31/95             18,327
        03/31/96             22,474
        03/31/97             24,994
        03/31/98             32,287

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL CONSERVATIVE
GROWTH LIFESTYLE FUND
(Division 50)*

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks current income and low to moderate growth of capital through investments in Series Company Funds.

* The Fund commenced operations on           , 1998. Accordingly, no performance
  for the Fund is available.

AMERICAN GENERAL DOMESTIC
BOND FUND
(Division 43)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with conservation of capital through investment in debt instruments and other income producing securities.

The Domestic Bond Fund commenced operations on              . However, the
Fund's investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The performance information for the Fund is for a composite of such similar accounts ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception date of the accounts comprising the Sub-adviser Composite range from December 31, 1972 to March 1, 1998. The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Sub-adviser Composite.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,334
        03/31/90             11,411
        03/31/91             12,836
        03/31/92             14,225
        03/31/93             16,225
        03/31/94             16,081
        03/31/95             16,542
        03/31/96             18,022
        03/31/97             18,724
        03/31/98             20,649

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL GROWTH
LIFESTYLE FUND
(Division 48)*

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth through investments in Series Company Funds. The Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in common stocks may offer.

* The Fund commenced operations on           , 1998. Accordingly, no performance
  for the Fund is available.

AMERICAN GENERAL INTERNATIONAL
GROWTH FUND
(Division 33)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

1. The Templeton Performance Information

The International Growth Fund commenced operations on                . The
performance information shown below is for the Templeton International Fund, a series of the Templeton Variable Products Series Fund, which was managed by Mr. Jacobs, a principal of the Sub-adviser. The Templeton International Fund has substantially similar, though not necessarily identical objectives, policies and strategies as the International Growth Fund. The chart shows the historical investment performance for the periods ended June 30. The inception date for the Templeton International Fund was May 1, 1992. During Mr. Jacobs tenure as portfolio manager, from May 1, 1992 to June 30, 1995, he was primarily responsible for the day-to-day management of the fund, and no other person had a significant role in achieving the fund's performance.

Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        06/30/92              9,708
        06/30/93             10,486
        06/30/94             12,904
        06/30/95             14,114

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]
                           PERIOD ENDED JUNE 30, 1995

AMERICAN GENERAL INTERNATIONAL
GROWTH FUND -- (CONTINUED)
(Division 33)

--------------------------------------------------------------------------------

2. The Separate Account Performance Information

Although the International Growth Fund has no performance record, the Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain separately managed accounts of the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all relevant separately managed accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.

The separately managed account in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite has been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Please refer to the prospectus of the Fund for further information regarding the Fund's use of performance information for the International Growth Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1995        $ Value
-------------------------   -------
        10/01/95            $10,000
        03/31/96             10,584
        03/31/97             13,636
        03/31/98             16,108

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL INTERNATIONAL
VALUE FUND
(Division 34)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

The International Value Fund commenced operations on            . However, the
Fund's investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The performance information for the Fund reflects the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception date of the discretionary accounts comprising the Sub-adviser Composite range from December 31, 1978 to March 31, 1998. The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Sub-adviser Composite.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,581
        03/31/90             12,097
        03/31/91             12,195
        03/31/92             12,510
        03/31/93             13,418
        03/31/94             16,774
        03/31/95             16,599
        03/31/96             19,497
        03/31/97             21,634
        03/31/98             26,366

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL LARGE CAP
GROWTH FUND
(Division 39)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

The Large Cap Growth Fund commenced operation on                 . However, the
Fund's investment objectives, policies and strategies are substantially similar to the Goldman Sachs CORE Large Cap Growth and it is managed in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund. Performance information prior to November 11, 1991 (commencement date for Goldman Sachs CORE Large Cap Growth Fund) is that of a predecessor separate account adjusted to reflect the higher fees and expenses applicable to Goldman Sachs CORE Large Cap Growth Fund. Although the predecessor separate account was managed by the Sub-adviser in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund, the separate account was not registered under the Investment Company Act of 1940 ("1940 Act") and was not subject to certain investment restrictions imposed by the 1940 Act and the Internal Revenue Code. If it had been registered under the 1940 Act, performance might have been adversely affected. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Composite.

Annual Value of a $10,000
 Stipulated Payment made
    December 1, 1991        $ Value
-------------------------   -------
        12/01/91            $10,000
        03/31/92             10,823
        03/31/93             10,908
        03/31/94             12,978
        03/31/95             14,058
        03/31/96             19,270
        03/31/97             24,814
        03/31/98             31,663

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE DECEMBER 1, 1991

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL LARGE CAP
VALUE FUND
(Division 40)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide total returns that exceed over time the S&P 500 Index through investments in equity securities.

The Large Cap Value Fund commenced operations on                 . However, the
Fund is managed in substantially the same manner and by the same individuals as those employed by the Sub-adviser for discretionary accounts (the "Discretionary Accounts") managed by the Sub-adviser with similar investment objectives, policies and strategies. The Discretionary Accounts are not subject to the investment limitations, diversification and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. The performance information for the Fund reflects the historical performance for the Discretionary Accounts. If it had been subject to such regulation, performance might have been adversely affected. The inception date for the Discretionary Accounts range from August 1, 1992 through August 1, 1997. Please refer to the prospectus for the Fund for further information regarding the Fund's use of related performance information for the Discretionary Account.

Annual Value of a $10,000
 Stipulated Payment made
     August 1, 1992         $ Value
-------------------------   -------
        08/01/92            $10,000
        03/31/93             11,403
        03/31/94             11,678
        03/31/95             12,756
        03/31/96             16,674
        03/31/97             20,139
        03/31/98             31,622

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE AUGUST 1, 1992

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL MID CAP
GROWTH FUND
(Division 37)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is of secondary importance.

The Mid Cap Growth Fund commenced operations on                 . However, the
Fund's investment objective and policies and the Fund's strategies are substantially similar to those employed by the subadviser with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The performance information for the Fund reflects the historical performance for the Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all discretionary accounts managed by the subadviser invested principally in equity securities of medium capitalization companies using the same investment strategy that the subadviser will employ on behalf of the Fund. The inception date of the discretionary investment management accounts comprising the Combined Accounts Composite range from January 1, 1993 to October 1, 1997. The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performances might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Combined Accounts Composite.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1993        $ Value
-------------------------   -------
        01/01/93            $10,000
        03/31/93              9,720
        03/31/94             10,582
        03/31/95             11,559
        03/31/96             14,897
        03/31/97             16,048
        03/31/98             22,780

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1993

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL MID CAP
INDEX FUND
(Division 46)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400 Index.*

The Mid Cap Index Fund commenced operations on                 . However, the
Fund's investment objectives, policies and strategies are substantially similar to the American General Series Portfolio Company's MidCap Index Fund ("AGSPC MidCap Index Fund") and it is managed in substantially the same manner and by the same individuals as AGSPC MidCap Index Fund. The performance information for the Fund is for the AGSPC MidCap Index Fund and is shown in two separate sets of tables and graphs for the ten year period beginning April 1, 1988 and for the period beginning October 1, 1991. The inception date for the AGSPC MidCap Index Fund was October 13, 1982. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the AGSPC MidCap Index Fund.


Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,070
        03/31/90             12,123
        03/31/91             12,422
        03/31/92             13,601
        03/31/93             15,479
        03/31/94             16,192
        03/31/95             17,376
        03/31/96             22,125
        03/31/97             24,150
        03/31/98             35,604


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]

                             PERIOD ENDED MARCH 31

 * "Standard & Poor'sH", "S&PH", "S&P 500H" and "S&P MidCap 400H" are trademarks of Standard and Poor's ("S&P"). The American General MidCap Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN GENERAL MID CAP
INDEX FUND
(Division 46)

---------------------------------------------------------------

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        03/31/92             11,008
        03/31/93             12,528
        03/31/94             13,105
        03/31/95             14,063
        03/31/96             17,906
        03/31/97             19,545
        03/31/98             28,815

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

[CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL MID CAP
VALUE FUND
(Division 38)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth through investment in common stocks of medium-to-large-capitalization established companies using a value-oriented investment approach.

The Mid Cap Value Fund commenced operations on              . However, the
Fund's investment objectives, policies and strategies are substantially similar to those of the Neuberger&Berman Partners Fund and it is managed in substantially the same manner and by the same individuals as the Neuberger&Berman Partners Fund. The performance information for the Fund is for the Neuberger&Berman Partners Fund for the period April 1, 1988 through March 31, 1998. The date the Sub-Adviser assumed management of the Neuberger&Berman Partners Fund was January 20, 1975. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Neuberger&Berman Partners Fund.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89              9,924
        03/31/90             11,093
        03/31/91             12,135
        03/31/92             13,677
        03/31/93             16,329
        03/31/94             17,184
        03/31/95             19,151
        03/31/96             25,447
        03/31/97             30,032
        03/31/98             42,193

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL MODERATE
GROWTH LIFESTYLE FUND
(Division 49)*
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in stocks, but who are not willing to assume the substantial market risks of the Lifestyle Growth Fund.

* The Fund commenced operations on           , 1998. Accordingly, no performance
  for the Fund is available.

AMERICAN GENERAL MONEY
MARKET FUND
(Division 44)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

The Money Market Fund commenced operations on                 . However, the
Fund's investment objectives, policies and strategies are substantially similar to those of the American General Series Portfolio Company's Money Market Fund ("AGSPC Money Market Fund") and it is managed in substantially the same manner and by the same individuals as the AGSPC Money Market Fund. The performance information for the Fund is for the AGSPC Money Market Fund for the period April 1, 1988 to March 31, 1998. The inception date for the AGSPC Money Market Fund was January 16, 1986. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the AGSPC Money Market Fund.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,699
        03/31/90             11,532
        03/31/91             12,299
        03/31/92             12,803
        03/31/93             13,084
        03/31/94             13,317
        03/31/95             13,809
        03/31/96             14,444
        03/31/97             15,048
        03/31/98             15,715

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL S&P 500
INDEX FUND
(Division 47)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide investment results that, before expenses correspond to the total return (i.e. the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

The S&P 500 Index Fund commenced operations on              . However, the
Fund's investment objectives, policies and strategies are substantially similar to the BT Pyramid Large Cap Equity Index Fund and it is managed in substantially the same manner and by the same individuals as the BT Pyramid Large Cap Equity Index Fund. The performance information for the Fund is for the BT Pyramid Large Cap Equity Index Fund for the period April 1, 1988 through March 31, 1998. The inception date for the BT Pyramid Large Cap Equity Index Fund was May 31, 1977. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for BT Pyramid Large Cap Equity Index Fund.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,698
        03/31/90             13,660
        03/31/91             15,654
        03/31/92             17,218
        03/31/93             19,664
        03/31/94             19,616
        03/31/95             22,478
        03/31/96             29,455
        03/31/97             34,980
        03/31/98             51,335

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL SMALL CAP
GROWTH FUND
(Division 35)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth from a portfolio of small company growth stocks.

The Small Cap Growth Fund commenced operations on                 . However, the
Fund's investment objective and policies and the Fund's strategies are substantially similar to those employed by the subadviser and its affiliates with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The performance information for the Fund reflects the historical performance for these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all non-mutual fund discretionary accounts managed by the subadviser and its affiliates invested solely in the equity securities of small capitalization companies using the same investment strategy that the subadviser employs on behalf of the Fund. The inception date of the discretionary accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997. The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performances might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Combined Accounts Composite.

Annual Value of a $10,000
 Stipulated Payment made
    September 1, 1994       $ Value
-------------------------   -------
        09/01/94            $10,000
        03/31/95             10,458
        03/31/96             14,555
        03/31/97             15,980
        03/31/98             24,380

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL SMALL CAP
INDEX FUND
(Division 45)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to replicate as closely as possible (before deduction of expenses) the total return of the Russell 2000 Index, an index consisting of 2,000 small-capitalization common stocks. The portfolio will include the common stock of one or more companies included in the Index on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000 Index.

The Small Cap Index Fund commenced operations on                 . However, the
Fund's investment objectives, policies and strategies are substantially similar to the BT Pyramid Russell 2000 Index Fund and it is managed in substantially the same manner and by the same individuals as BT Pyramid Russell 2000 Index Fund. The performance information for the Fund is for BT Pyramid Russell 2000 Index Fund for the period April 1, 1988 through March 31, 1998. The inception date for BT Pyramid Russell 2000 Index Fund was October 31, 1987. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for BT Pyramid Russell 2000 Index Fund.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,951
        03/31/90             11,503
        03/31/91             12,571
        03/31/92             15,184
        03/31/93             16,695
        03/31/94             18,222
        03/31/95             19,232
        03/31/96             24,412
        03/31/97             25,584
        03/31/98             36,169

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL SMALL CAP
VALUE FUND
(Division 36)*

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies in terms of revenues and/or market capitalization.

* The Fund commenced operations on         , 1998. Accordingly, no performance
  for the Fund is available.

AMERICAN GENERAL SOCIALLY
RESPONSIBLE FUND
(Division 41)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

The Socially Responsible Fund commenced operations on              . However,
the Fund's investment objectives, policies and strategies are substantially similar to those of the American General Series Portfolio Company's Social Awareness Fund ("AGSPC Social Awareness Fund") and it is managed in substantially the same manner and by the same individuals as the AGSPC Social Awareness Fund. The performance information for the Fund is for the AGSPC Social Awareness Fund for the period October 2, 1989 through March 31, 1998. The inception date for the AGSPC Social Awareness Fund was October 2, 1989. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the AGSPC Social Awareness Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        03/31/90             10,011
        03/31/91             11,230
        03/31/92             11,905
        03/31/93             13,501
        03/31/94             13,233
        03/31/95             14,882
        03/31/96             19,636
        03/31/97             23,587
        03/31/98             34,522

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]
                             PERIOD ENDED MARCH 31

DREYFUS SMALL CAP PORTFOLIO
(Division 18)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to maximize capital appreciation and invests principally in common stocks. This Fund will be particularly alert to companies which The Dreyfus Corporation considers to be emerging smaller-size companies which are believed to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings.

Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   --------
        08/31/90            $ 10,000
        03/31/91              12,859
        03/31/92              30,754
        03/31/93              49,615
        03/31/94              74,397
        03/31/95              82,470
        03/31/96             104,542
        03/31/97             106,926
        03/31/98             146,524

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]
                             PERIOD ENDED MARCH 31
FOUNDERS GROWTH FUND
(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,154
        03/31/90             13,300
        03/31/91             14,811
        03/31/92             17,452
        03/31/93             20,212
        03/31/94             23,598
        03/31/95             24,649
        03/31/96             34,670
        03/31/97             37,983
        03/31/98             53,736

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

NEUBERGER&BERMAN
GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in common stocks of long-established, high quality companies.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,845
        03/31/90             12,819
        03/31/91             14,698
        03/31/92             17,081
        03/31/93             20,536
        03/31/94             21,618
        03/31/95             24,307
        03/31/96             30,002
        03/31/97             33,913
        03/31/98             44,788

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31
PUTNAM GLOBAL GROWTH FUND
Class A Shares
(Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,759
        03/31/90             12,233
        03/31/91             12,820
        03/31/92             13,194
        03/31/93             14,335
        03/31/94             16,918
        03/31/95             16,792
        03/31/96             20,619
        03/31/97             22,709
        03/31/98             29,021

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

 * Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in the same portfolio as Neuberger&Berman Guardian Fund(SM) ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B Management"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B Management voluntarily bears certain operating expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated on sixty days' prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for the periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.

PUTNAM NEW OPPORTUNITIES
FUND
Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.

Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        03/31/91             13,862
        03/31/92             18,904
        03/31/93             22,594
        03/31/94             28,587
        03/31/95             33,533
        03/31/96             47,909
        03/31/97             44,535
        03/31/98             67,828

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]

                             PERIOD ENDED MARCH 31
PUTNAM OTC & EMERGING
GROWTH FUND
Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,903
        03/31/90             12,599
        03/31/91             14,156
        03/31/92             15,805
        03/31/93             17,933
        03/31/94             22,062
        03/31/95             25,845
        03/31/96             38,746
        03/31/97             31,656
        03/31/98             47,693

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

SCUDDER GROWTH AND
INCOME FUND
(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,359
        03/31/90             12,433
        03/31/91             14,056
        03/31/92             16,080
        03/31/93             18,388
        03/31/94             19,199
        03/31/95             21,403
        03/31/96             27,657
        03/31/97             32,398
        03/31/98             45,783

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
T. ROWE PRICE SMALL-CAP STOCK FUND
(Division 51)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investments in securities of small to medium-sized companies.

Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1992        $ Value
-------------------------   -------
        08/31/92            $10,000
        03/31/93             14,010
        03/31/94             13,085
        03/31/95             14,010
        03/31/96             18,476
        03/31/97             20,350
        03/31/98             29,148

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1992

                                    [CHART]
                             PERIOD ENDED MARCH 31

TEMPLETON FOREIGN FUND
Class 1 Shares
(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth. Any income realized will be incidental. The Fund tries to achieve its goal by a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,654
        03/31/90             14,484
        03/31/91             14,722
        03/31/92             16,169
        03/31/93             17,148
        03/31/94             21,458
        03/31/95             21,427
        03/31/96             24,577
        03/31/97             28,360
        03/31/98             32,043

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                             PERIOD ENDED MARCH 31
TEMPLETON ASSET
ALLOCATION FUND:
CLASS 1
(Division 19)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks a high level of total return through a flexible policy of investing in the following market segments: stocks of companies in any nation, debt securities of companies and governments of any nation, and money market instruments.

Annual Value of a $10,000
 Stipulated Payment made
     August 24, 1988        $ Value
-------------------------   -------
        08/24/88            $10,000
        03/31/89             10,473
        03/31/90             11,309
        03/31/91             11,427
        03/31/92             13,165
        03/31/93             14,783
        03/31/94             16,789
        03/31/95             17,115
        03/31/96             21,046
        03/31/97             24,554
        03/31/98             30,153

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 24, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

TEMPLETON INTERNATIONAL FUND:
CLASS 1
(Division 20)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized would be incidental.

Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        03/31/93              9,926
        03/31/94             13,021
        03/31/95             12,859
        03/31/96             15,605
        03/31/97             18,880
        03/31/98             23,778

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]
                             PERIOD ENDED MARCH 31
VANGUARD LIFESTRATEGY
CONSERVATIVE GROWTH PORTFOLIO
(Division 54)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks a high level of income and moderate long-term growth of capital and income.

Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        03/31/95             10,553
        03/31/96             12,387
        03/31/97             13,351
        03/31/98             16,380

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

[CHART]
                             PERIOD ENDED MARCH 31

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
CORPORATE PORTFOLIO
Institutional Class Shares
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade bonds.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,527
        03/31/90             11,576
        03/31/91             12,933
        03/31/92             14,600
        03/31/93             17,085
        03/31/94             17,450
        03/31/95             18,081
        03/31/96             20,234
        03/31/97             20,604
        03/31/98             23,974

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
U.S. TREASURY PORTFOLIO
Institutional Class Shares
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests primarily in long-term U.S. Treasury securities backed by the full faith and credit of the U.S. Government. At least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,538
        03/31/90             11,610
        03/31/91             12,916
        03/31/92             14,166
        03/31/93             16,590
        03/31/94             16,985
        03/31/95             17,543
        03/31/96             19,775
        03/31/97             19,948
        03/31/98             23,428

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

VANGUARD LIFESTRATEGY
GROWTH PORTFOLIO
(Division 52)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital and income.

Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        03/31/95             10,682
        03/31/96             13,217
        03/31/97             14,558
        03/31/98             19,541

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

[CHART]
                             PERIOD ENDED MARCH 31
VANGUARD LIFESTRATEGY
MODERATE GROWTH PORTFOLIO
(Division 53)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks a reasonable level of income and long-term growth of capital and income.

Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        03/31/95             10,582
        03/31/96             12,814
        03/31/97             13,953
        03/31/98             17,967

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

[CHART]
                             PERIOD ENDED MARCH 31

VANGUARD/WELLINGTON FUND
Institutional Class Shares
(Division 25)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks conservation of principal, a reasonable income return, and profits without undue risk.

This Fund seeks relative capital stability, a reasonable level of income, and the potential for capital appreciation. By balancing its investments among common stocks and bonds, the Fund is expected to provide lower investment risk and share price volatility (and a lower return in the long run) than a mutual fund which invests exclusively in common stocks.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,378
        03/31/90             12,437
        03/31/91             13,525
        03/31/92             14,852
        03/31/93             16,927
        03/31/94             17,342
        03/31/95             19,214
        03/31/96             24,039
        03/31/97             26,823
        03/31/98             35,014

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]

                             PERIOD ENDED MARCH 31
VANGUARD/WINDSOR II
Institutional Class Shares
(Division 24)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and income by investing primarily in common stocks. The Fund's secondary objective is to provide current income.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             12,356
        03/31/90             13,625
        03/31/91             14,942
        03/31/92             16,131
        03/31/93             19,006
        03/31/94             19,099
        03/31/95             21,440
        03/31/96             28,587
        03/31/97             33,321
        03/31/98             48,349

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]

                             PERIOD ENDED MARCH 31

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director Plus account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director Plus was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Fixed Account Option or Variable Account Option selected. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 52 investment options offered in Portfolio Director Plus. This includes 2 Fixed Account Options and 50 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 (the
Act). The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS
Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Profile of Portfolio Director Plus Contract" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges"
section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director Plus account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director Plus without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director Plus's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director Plus's investment options subject to the following limitations:

                             % OF ACCOUNT
                  -----------------------------------     OTHER
 ACCOUNT OPTION       VALUE            FREQUENCY       RESTRICTIONS
----------------  --------------  -------------------  ------------
Variable:           Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable       Up to 100%    Once every 365 days      None
 Payout:           of money in
                     variable
                  option payout
Fixed:            Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the New York Stock Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director Plus, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director Plus. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director Plus, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director Plus may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT

  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are voluntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with

  - Up to 2 Fixed Account Options (payment is fixed and guaranteed).

PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

    - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

    - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception to federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period, and

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis,

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See "Offering, Purchase and Redemption of Fund Shares" in the Series Company Statement of Additional Information. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director Plus. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic

--------------------------------------------------------------------------------

withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Plus Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director Plus. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director Plus. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director Plus to other contract forms are not permitted.

  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director Plus. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director Plus. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director Plus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director Plus.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director Plus will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director Plus will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director Plus.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director Plus for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR PLUS

The following other contracts may be exchanged.

  - Portfolio Director and Portfolio Director 2 Contracts

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director Plus will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF PORTFOLIO DIRECTOR AND
PORTFOLIO DIRECTOR 2 CONTRACTS TO PORTFOLIO
DIRECTOR PLUS CONTRACTS

Portfolio Director, Portfolio Director 2 and Portfolio Director Plus contain the same provisions except as to the level of fees and as to available Variable Account Options and certain separate Account Expense Reimbursements. Portfolio Director, Portfolio Director 2 and Portfolio Director Plus are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals.

COMPARISON OF OTHER CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director Plus. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director Plus is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

FEATURES OF PORTFOLIO DIRECTOR PLUS

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director Plus.

  - Portfolio Director Plus has more investment options to select from.

  - Portfolio Director Plus has 16 publicly available mutual funds as investment options.

  - The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director Plus has an Interest Guaranteed Death Benefit.

  - Portfolio Director Plus's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director Plus may charge fees higher or lower than other series of Portfolio Director Plus.

  - Portfolio Director Plus's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts, Portfolio Director Contracts and Portfolio Director 2 Contracts for the equivalent units of interest in Portfolio Director Plus.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director Plus any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director Plus from SA-1, Independence Plus, Portfolio Director or Portfolio Director 2 Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director Plus. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for

--------------------------------------------------------------------------------

their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract.

  - Leave current assets in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director Plus.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director Contract or Portfolio Director 2 Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract, or Portfolio Director 2 Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract, Portfolio Director Contract, Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract Portfolio Director Contract or Portfolio Director 2 Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director Plus, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus.

Once a participant transfers assets and future Purchase Payments to Portfolio Director Plus the participant will not be permitted to exchange back to the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director Plus, the participant will be allowed at a later date to transfer the current assets to Portfolio Director Plus. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director Contract, Portfolio Director 2 Contract and Portfolio Director Plus, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director Plus will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director Plus may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director Plus.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

--------------------------------------------------
Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but a Contingent Contract
Owner may also be provided
for.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director Plus are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- Investment
Options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director Plus. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director Plus are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director Plus was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In
addition, because other Funds began operations on        , 1998, no actual
performance history exists. The returns shown in the tables for those Funds reflect the performance of comparable funds managed by the subadvisers for the Funds. In each case, we will use the charges and fees imposed by Portfolio Director Plus in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director Plus at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director Plus will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- Subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director Plus. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director Plus charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC Money Market and American General Money Market Divisions

We may advertise the AGSPC Money Market and American General Money Market Divisions' Current Yield and Effective Yield.

The Current Yield refers to the income produced by an investment in the AGSPC Money Market or American General Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the AGSPC Money Market Division the 7-day Current Yield for the last 7 days ended March 31, 1998 was 4.15%.

The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the AGSPC Money Market Division the 7-day Effective Yield for the last 7 days ended March 31, 1998 was 4.24%.

DIVISIONS OTHER THAN THE AGSPC MONEY MARKET AND AMERICAN GENERAL MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market and American General Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

COMPARABLE FUND PERFORMANCE DATA

The performance data shown in Tables III, VI and IX for the American General Fund Divisions listed in those tables are based on the performance data of comparable funds and composites of comparable funds (each a "Comparable Fund"). Each Fund listed in Tables III, VI and IX is modelled after a Comparable Fund and will be managed in substantially the same manner and by the same personnel as its Comparable Fund. Fees and expenses of the American General Funds listed in Tables III, VI and IX may differ from the fees and expenses historically incurred by the Comparable Funds. Please see the prospectus for each Fund for further details.

THE PERFORMANCE INFORMATION IN TABLES III, VI AND IX IS BASED ON FUNDS AND ON COMPOSITES COMPARABLE TO THE AMERICAN GENERAL FUNDS LISTED IN THOSE TABLES, AND DOES NOT REFLECT THE ACTUAL PERFORMANCE OF THE AMERICAN GENERAL FUNDS LISTED IN TABLES III, VI AND IX.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the eleven tables below.

The information presented does not reflect the advantage under Portfolio Director Plus of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
          (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO MARCH 31, 1998)

                                                  DIVISION
                                                  INCEPTION      SINCE
               FUND AND DIVISION                    DATE       INCEPTION    10 YEARS    5 YEARS    3 YEARS    1 YEAR
               -----------------                  ---------    ---------    --------    -------    -------    ------
AGSPC Asset Allocation Fund (Division 5)(3).....  09/06/83          --       10.14%      12.00%     18.12%     25.06%
AGSPC Capital Conservation Fund (Division 7)....  01/16/86          --        6.50        4.30       6.17       5.38
AGSPC Government Securities Fund (Division 8)...  01/16/86          --        6.55        3.99       5.62       5.35
AGSPC Growth (Division 15)......................  04/29/94       24.56%         --          --      28.04      41.57
AGSPC Growth & Income Fund (Division 16)........  04/29/94       19.82          --          --      23.54      30.65
AGSPC International Equities Fund (Division
  11)...........................................  10/02/89        4.02          --        9.83       8.30      12.38
AGSPC International Government Bond (Division
  13)...........................................  10/01/91        6.31          --        4.00      (1.10)     (3.99)
AGSPC MidCap Index Fund (Division 4)(4)
  Period from 04/01/88 to 03/31/98..............  10/13/82          --       12.88       17.27      25.58      41.97
  Period from 10/01/91 to 03/31/98..............                 17.35          --       17.27      25.58      41.97
AGSPC Money Market (Division 6).................  01/16/86          --        4.35        2.59       2.55     (0.55)
AGSPC Science & Technology (Division 17)........  04/29/94       27.02          --          --      22.64      28.90
AGSPC Small Cap Index Fund (Division 14)........  05/01/92       15.65          --       15.07      21.80      35.13
AGSPC Social Awareness (Division 12)............  10/02/89       15.37          --       19.86      31.01      40.91
AGSPC Stock Index (Division 10).................  04/20/87          --       16.82       20.21      30.18      41.07
American Century -- Twentieth Century Ultra
  (Division 31).................................  07/01/96       21.81          --          --         --      39.35
Dreyfus Variable Investment Fund --
  Dreyfus Small Cap Portfolio (Division 18).....  07/11/94       18.87          --          --      19.90      31.96
Founders Growth (Division 30)...................  07/01/96       21.50          --          --         --      36.39
Neuberger&Berman Guardian Trust (Division
  29)(1)........................................  07/01/96       22.75          --          --         --      26.99
Putnam Global Growth (Division 28)..............  07/01/96       16.78          --          --         --      22.73
Putnam New Opportunities (Division 26)..........  07/01/96       14.62          --          --         --      47.22
Putnam OTC & Emerging Growth (Division 27)......  07/01/96        4.32          --          --         --      45.57
Scudder Growth and Income (Division 21)(2)......  07/01/96       29.22          --          --         --      36.23
Templeton Foreign (Division 32).................  07/01/96       11.17          --          --         --       7.92
Templeton Variable Products Series Fund --
  Templeton Asset Allocation Fund: Class 1
     (Division 19)..............................  07/11/94       16.11          --          --      19.56      17.73
  Templeton International Fund: Class 1
     (Division 20)..............................  07/11/94       16.47          --          --      21.56      20.87
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division
  22)**.........................................  07/01/96        7.60          --          --         --      11.29
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division
  23)**.........................................  07/01/96        7.72          --          --         --      12.38
Vanguard/Wellington (Division 25)...............  07/01/96       20.65          --          --         --      25.47
Vanguard/Windsor II (Division 24)...............  07/01/96       30.60          --          --         --      40.02

---------------

 ** The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

(1) Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B Management"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B Management voluntarily bears certain operating expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated on sixty days' prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.

(2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

(3) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

(4) The AGSPC MidCap Index Division was formerly the Capital Accumulation Division. Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical data prior to October 1, 1991 reflects investment experience prior to these changes.

                                                                        TABLE II

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM UNDERLYING FUND INCEPTION TO MARCH 31, 1998)

                                                         INCEPTION      SINCE
                  FUND AND DIVISION*                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                  ------------------                     ---------    ---------    --------    -------     -------      ------
American Century-Twentieth Century Ultra (Division
  31)..................................................  11/02/81            --       21.12%      19.44%      26.27%      39.35%
Dreyfus Variable Investment Fund --
  Dreyfus Small Cap Portfolio (Division 18)............  08/31/90         42.42%         --       23.69       19.90       31.96
Founders Growth (Division 30)..........................  01/05/62            --       18.25       21.07       28.59       36.39
Neuberger&Berman Guardian Trust (Division 29)(1).......  06/01/50            --       16.11       16.27       21.41       26.99
Putnam Global Growth (Division 28).....................  09/01/67            --       11.18       14.51       18.77       22.73
Putnam New Opportunities (Division 26).................  08/31/90         28.66          --       24.10       25.35       47.22
Putnam OTC & Emerging Growth (Division 27).............  11/01/82            --       16.84       21.08       21.47       45.57
Scudder Growth and Income (Division 21)................  11/13/84            --       16.37       19.46       27.76       36.23
T. Rowe Price Small-Cap Stock (Division 51)(5).........  08/31/92         21.04          --       18.37       26.50       38.08
Templeton Foreign (Division 32)........................  10/05/82            --       12.29       12.64       13.00        7.92
Templeton Variable Products Series Fund --
  Templeton Asset Allocation Fund: Class 1 (Division
     19)...............................................  08/24/88         12.12          --       14.69       19.56       17.73
  Templeton International Fund: Class 1 (Division
     20)...............................................  05/01/92         15.69          --       18.52       21.56       20.87
Vanguard LifeStrategy Conservative Growth Portfolio
  (Division 54)........................................  09/30/94         14.06          --          --       14.44       17.59
Vanguard Fixed Income Securities Fund-
  Long-Term Corporate Portfolio (Division 22)**........  07/09/73            --        9.08        6.18        8.40       11.29
Vanguard Fixed Income Securities Fund-
  Long-Term U.S. Treasury Portfolio (Division 23)**....  05/19/86            --        8.83        6.32        8.67       12.38
Vanguard LifeStrategy Growth Portfolio (Division 52)...  09/30/94         20.13          --          --       21.08       29.12
Vanguard LifeStrategy Moderate Growth Portfolio
  (Division 53)........................................  09/30/94         17.20          --          --       18.03       23.67
Vanguard/Wellington (Division 25)......................  07/01/29            --       13.29       15.02       20.95       25.47
Vanguard/Windsor II (Division 24)......................  06/24/85            --       17.00       19.99       30.09       40.02

---------------

 * The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 11, 1994 (inception date of each Division). Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.
**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

(5) T. Rowe Price Small-Cap Stock Fund commenced operations on June 1, 1956. The performance figures in the Table are for the period that T. Rowe Price Associates, Inc. assumed management of the Fund on August 31, 1992.

                                                                       TABLE III

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM COMPARABLE FUND INCEPTION TO MARCH 31, 1998)

                                                                SINCE
                     FUND AND DIVISION*                       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                     ------------------                       ---------    --------    -------     -------      ------
American General Balanced Fund (Division 42)................         --       12.38%      12.87%      19.48%      24.01%
American General Conservative Growth Lifestyle Fund
  (Division 50)**...........................................         --          --          --          --          --
American General Domestic Bond Fund (Division 43)...........         --        7.46        4.00        6.11        5.16
American General Growth Lifestyle Fund (Division 48)**......         --          --          --          --          --
American General International Growth Fund (Division 33)
  Period from 05/01/92 to 06/30/95..........................      10.18%         --          --       12.39        5.65
  Period from 10/01/95 to 03/31/98..........................      19.43          --          --          --       14.39
American General International Value Fund (Division 34).....         --       10.12       12.15       15.32       16.73
American General Large Cap Growth Fund (Division 39)........      19.87          --       23.87       29.97       22.43
American General Large Cap Value Fund (Division 40).........      22.45          --       20.99       34.29       51.85
American General Mid Cap Growth Fund (Division 37)..........      16.92          --       17.98       24.20       36.82
American General Mid Cap Index Fund (Division 46)
  Period from 04/01/88 to 03/31/98..........................         --       13.48       16.97       25.84       42.47
  Period from 10/01/91 to 03/31/98..........................      17.61          --       16.97       25.84       42.47
American General Mid Cap Value Fund (Division 38)...........         --       19.97       19.19       28.98       35.32
American General Moderate Growth Lifestyle Fund (Division
  49)**.....................................................         --          --          --          --          --
American General Money Market Fund (Division 44)............         --        4.57        2.81        2.77      (0.65)
American General S&P 500 Index Fund (Division 47)...........         --       17.72       20.32       30.56       41.58
American General Small Cap Growth Fund (Division 35)........      28.25          --          --       32.13       47.56
American General Small Cap Index Fund (Division 45).........         --       13.66       16.07       17.76       36.21
American General Small Cap Value Fund (Division 36)**.......         --          --          --          --          --
American General Socially Responsible Fund (Division 41)....      15.40          --       19.65       31.28       41.19

---------------

*  These Funds commenced operations on                , 1998. Accordingly, no
   actual performance history for such Funds exists. The performance data shown in the above Table is based on the performance data of Comparable Funds reduced by Separate Account Fees that would have been incurred during the applicable period. For a description of the methodology used in determining Comparable Fund performance for each Fund, please see the "Summary of Funds" is this prospectus.

** These Funds commenced operations on           , 1998 and no Comparable Fund
   performance information is available for these Funds.

                                                                        TABLE IV
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
          (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO MARCH 31, 1998)

                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   -------   ------
AGSPC Asset Allocation Fund (Division 5)....................  09/06/83         --      10.21%     12.69%    19.37%   30.13%
AGSPC Capital Conservation Fund (Division 7)................  01/16/86         --       6.56       5.19      7.69    10.40
AGSPC Government Securities Fund (Division 8)...............  01/16/86         --       6.61       4.89      7.15    10.37
AGSPC Growth (Division 15)..................................  04/29/94      25.30%        --         --     29.12    46.65
AGSPC Growth & Income Fund (Division 16)....................  04/29/94      20.64         --         --     24.69    35.72
AGSPC International Equities Fund (Division 11).............  10/02/89       4.08         --      10.57      9.77    17.45
AGSPC International Government Bond (Division 13)...........  10/01/91       6.37         --       4.90      0.49     0.59
AGSPC MidCap Index Fund (Division 4)
  Period from 04/01/88 to 03/31/98..........................  10/13/82         --      12.99      17.86     26.70    47.05
  Period from 10/01/91 to 03/31/98..........................                17.41         --      17.86     26.70    47.05
AGSPC Money Market (Division 6).............................  01/16/86         --       4.41       3.53      4.17     4.20
AGSPC Science & Technology (Division 17)....................  04/29/94      27.73         --         --     23.81    33.98
AGSPC Small Cap Index Fund (Division 14)....................  05/01/92      15.72         --      15.69     22.98    40.20
AGSPC Social Awareness (Division 12)........................  10/02/89      15.43         --      20.41     32.05    45.99
AGSPC Stock Index (Division 10).............................  04/20/87         --      16.88      20.75     31.23    46.15
American Century --  Twentieth Century Ultra (Division
  31).......................................................  07/01/96      24.33         --         --        --    44.43
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio (Division 18).................  07/11/94      19.77         --         --     21.12    37.03
Founders Growth (Division 30)...............................  07/01/96      24.02         --         --        --    41.47
Neuberger&Berman Guardian Trust (Division 29)(1)............  07/01/96      25.25         --         --        --    32.07
Putnam Global Growth (Division 28)..........................  07/01/96      19.37         --         --        --    27.80
Putnam New Opportunities (Division 26)......................  07/01/96      17.24         --         --        --    52.30
Putnam OTC & Emerging Growth (Division 27)..................  07/01/96       7.12         --         --        --    50.66
Scudder Growth and Income (Division 21).....................  07/01/96      31.63         --         --        --    41.31
Templeton Foreign (Division 32).............................  07/01/96      13.85         --         --        --    12.99
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund: Class 1 (Division 19)....  07/11/94      17.06         --         --     20.78    22.80
  Templeton International Fund: Class 1 (Division 20).......  07/11/94      17.41         --         --     22.74    25.95
Vanguard Fixed Income Securities Fund Long-Term Corporate
  Portfolio (Division 22)**.................................  07/01/96      10.34         --         --        --    16.36
Vanguard Fixed Income Securities Fund Long-Term U.S.
  Treasury Portfolio (Division 23)**........................  07/01/96      10.46         --         --        --    17.45
Vanguard/Wellington (Division 25)...........................  07/01/96      23.18         --         --        --    30.54
Vanguard/Windsor II (Division 24)...........................  07/01/96      33.00         --         --        --    45.10

---------------

**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                         TABLE V

                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM UNDERLYING FUND INCEPTION TO MARCH 31, 1998)

                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION*                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   ---------   --------   -------   -------   ------
American Century -- Twentieth Century Ultra (Division 31)...  11/02/81         --      21.18%     19.99%    27.38%   44.43%
Dreyfus Variable Investment Fund --
  Dreyfus Small Cap Portfolio (Division 18).................  08/31/90      42.50%        --      24.18     21.12    37.03
Founders Growth (Division 30)...............................  01/05/62         --      18.31      21.60     29.66    41.47
Neuberger&Berman Guardian Trust (Division 29)(1)............  06/01/50         --      16.18      16.88     22.60    32.07
Putnam Global Growth (Division 28)..........................  09/01/67         --      11.24      15.15     20.01    27.80
Putnam New Opportunities (Division 26)......................  08/31/90      28.73         --      24.59     26.47    52.30
Putnam OTC & Emerging Growth (Division 27)..................  11/01/82         --      16.91      21.61     22.66    50.66
Scudder Growth and Income (Division 21).....................  11/13/84         --      16.43      20.01     28.85    41.31
T. Rowe Price Small-Cap Stock (Division 51)(5)..............  06/01/56      21.11         --      18.95     27.63    43.24
Templeton Foreign (Division 32).............................  10/05/82         --      12.35      13.32     14.36    12.99
Templeton Variable Products Series Fund --
  Templeton Asset Allocation Fund: Class 1 (Division 19)....  08/24/88      12.18         --      15.32%    20.78    22.80
  Templeton International Fund: Class 1 (Division 20).......  05/01/92      15.76         --      19.09     22.74    25.94
Vanguard LifeStrategy Conservative Growth Portfolio
  (Division 54).............................................  09/30/94      15.14         --         --     15.77    22.68
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**.............  07/09/73         --       9.14       7.01      9.86    16.36
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**.........  05/19/86         --       8.89       7.15     10.12    17.44
Vanguard LifeStrategy Growth Portfolio (Division 52)........  09/30/94      21.10         --         --     22.28    34.23
Vanguard LifeStrategy Moderate Growth Portfolio (Division
  53).......................................................  09/30/94      18.22         --         --     19.28    28.77
Vanguard/Wellington (Division 25)...........................  07/01/29         --      13.35      15.65     22.14    30.54
Vanguard/Windsor II (Division 24)...........................  06/24/85         --      17.07      20.53     31.14    45.10

---------------

 * The Table reflects actual historical performance of the related Separate Account Divisions (21-32) since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 11, 1994 (inception date of each Division). Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                        TABLE VI
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM COMPARABLE FUND INCEPTION TO MARCH 31, 1998)

                                                                SINCE
                     FUND AND DIVISION*                       INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   --------   -------   -------   ------
American General Balanced Fund (Division 42)................        --     12.44%     13.58%    20.75%   29.17%
American General Conservative Growth Lifestyle Fund
  (Division 50)**...........................................        --        --         --        --       --
American General Domestic Bond Fund (Division 43)...........        --      7.52       4.94      7.66    10.28
American General Growth Lifestyle Fund (Division 48)**......        --        --         --        --       --
American General International Growth Fund (Division 33)
  Period from 05/01/92 to 06/30/95..........................     11.50%       --         --     13.75    10.73
  Period from 10/01/95 to 03/31/98..........................     21.02        --         --        --    18.13
American General International Value Fund (Division 34).....        --     10.19      14.46     16.66    21.88
American General Large Cap Growth Fund (Division 39)........     19.94        --      24.36     31.05    27.60
American General Large Cap Value Fund (Division 40).........     22.52        --      21.53     35.30    57.02
American General Mid Cap Growth Fund (Division 37)..........     16.98        --      18.56     25.35    41.95
American General Mid Cap Index Fund (Division 46)
  Period from 04/01/88 to 03/31/98..........................        --     13.55      17.58     26.99    47.43
  Period from 10/01/91 to 03/31/98..........................     17.68        --      17.58     26.99    47.43
American General Mid Cap Value Fund (Division 38)...........        --     15.49      19.78     30.09    40.49
American General Moderate Growth Lifestyle Fund (Division
  49)**.....................................................        --        --         --        --       --
American General Money Market Fund (Division 44)............        --      4.63       3.76      4.40     4.44
American General S&P 500 Index Fund (Division 47)...........        --     17.78      20.91     31.66    46.76
American General Small Cap Growth Fund (Division 35)........     29.56        --         --     32.56    52.56
American General Small Cap Index Fund (Division 45).........        --     13.72      16.72     23.43    41.37
American General Small Cap Value Fund (Division 36)**.......        --        --         --        --       --
American General Socially Responsible Fund (Division 41)....     15.70        --      20.23     32.34    46.36

---------------

*  These Funds commenced operations on                , 1998. Accordingly, no
   actual performance history for such Funds exists. The performance data shown in the above Table is based on the performance data of Comparable Funds reduced by Separate Account Fees that would have been incurred during the applicable period. For a description of the methodology used in determining Comparable Fund performance for each Fund, please see the "Summary of Funds" in this prospectus.

** These Funds commenced operations on           , 1998 and no Comparable Fund
   performance information is available for these Funds.

                                                                       TABLE VII
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
          (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO MARCH 31, 1998)

                                                              DIVISION
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   -------   ------
AGSPC Asset Allocation Fund (Division 5)....................  09/06/83         --      164.25%    81.71%    70.08%   30.13%
AGSPC Capital Conservation Fund (Division 7)................  01/16/86         --       88.85     28.81     24.89    10.40
AGSPC Government Securities Fund (Division 8)...............  01/16/86         --       89.59     26.99     23.03    10.37
AGSPC Growth (Division 15)..................................  04/29/94     142.07%         --        --    115.25    46.65
AGSPC Growth & Income Fund (Division 16)....................  04/29/94     108.64          --        --     93.86    35.72
AGSPC International Equities Fund (Division 11).............  10/02/89      40.40          --     65.29     32.25    17.45
AGSPC International Government Bond (Division 13)...........  10/01/91      49.37          --     27.00      1.47     0.59
AGSPC MidCap Index Fund (Division 4)
  Period from 04/01/88 to 03/31/98..........................  10/13/82         --      239.22    127.44    103.41    47.05
  Period from 10/01/91 to 03/31/98..........................               183.86          --    127.44    103.41    47.05
AGSPC Money Market (Division 6).............................  01/16/86         --       53.97     18.94     13.03     4.20
AGSPC Science & Technology (Division 17)....................  04/29/94     160.99          --        --     89.77    33.98
AGSPC Small Cap Index Fund (Division 14)....................  05/01/92     137.31          --    107.29     85.99    40.20
AGSPC Social Awareness (Division 12)........................  10/02/89     238.18          --    153.11    130.24    45.99
AGSPC Stock Index (Division 10).............................  04/20/87         --      375.82    156.69    126.00    46.15
American Century -- Twentieth Century Ultra (Division 31)...  07/01/96      46.38          --        --        --    44.43
Dreyfus Variable Investment Fund --
  Dreyfus Small Cap Portfolio (Division 18).................  07/11/94      95.84          --        --     77.67    37.03
Founders Growth (Division 30)...............................  07/01/96      45.75          --        --        --    41.47
Neuberger&Berman Guardian Trust (Division 29)(1)............  07/01/96      48.30          --        --        --    32.07
Putnam Global Growth (Division 28)..........................  07/01/96      36.33          --        --        --    27.80
Putnam New Opportunities (Division 26)......................  07/01/96      32.09          --        --        --    52.30
Putnam OTC & Emerging Growth (Division 27)..................  07/01/96      12.79          --        --        --    50.66
Scudder Growth and Income (Division 21).....................  07/01/96      61.77          --        --        --    41.31
Templeton Foreign (Division 32).............................  07/01/96      25.47          --        --        --    12.99
Templeton Variable Products Series Fund --
  Templeton Asset Allocation Fund: Class 1 (Division 19)....  07/11/94      79.66          --        --     76.18    22.80
  Templeton International Fund: Class 1 (Division 20).......  07/11/94      81.71          --        --     84.92    25.95
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**.............  07/01/96      18.80          --        --        --    16.36
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**.........  07/01/96      19.01          --        --        --    17.45
Vanguard/Wellington (Division 25)...........................  07/01/96      44.03          --        --        --    30.54
Vanguard/Windsor II (Division 24)...........................  07/01/96      64.72          --        --        --    45.10

---------------

**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                      TABLE VIII
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM UNDERLYING FUND INCEPTION TO MARCH 31, 1998)

                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION*                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   ---------   --------   -------   -------   ------
American Century -- Twentieth Century Ultra (Division 31)...  11/02/81          --     583.05%   148.78%   106.66%   44.43%
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio (Division 18).................  08/31/90    1,365.24%        --    195.32     77.67    37.03
Founders Growth (Division 30)...............................  01/05/62          --     437.36    165.86    118.00    41.47
Neuberger&Berman Guardian Trust (Division 29)(1)............  06/01/50          --     347.88    118.09     84.26    32.07
Putnam Global Growth (Division 28)..........................  09/01/67          --     190.21    102.46     72.83    27.80
Putnam New Opportunities (Division 26)......................  08/31/90      578.28         --    200.20    102.28    52.30
Putnam OTC & Emerging Growth (Division 27)..................  11/01/82          --     376.93    165.94     84.54    50.66
Scudder Growth and Income (Division 21).....................  11/13/84          --     357.83    148.98    113.91    41.31
T. Rowe Price Small-Cap Stock (Division 51).................  06/01/56      191.48         --    138.28    108.04    43.24
Templeton Foreign (Division 32).............................  10/05/82          --     220.43     86.86     49.54    12.99
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund: Class 1 (Division 19)....  08/24/88      201.53         --    103.97     76.18    22.80
  Templeton International Fund: Class 1 (Division 20).......  05/01/92      137.78         --    139.57     84.92    25.95
Vanguard LifeStrategy Conservative Growth Portfolio
  (Division 54).............................................  09/30/94       63.80         --        --     55.22    22.68
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**.............  07/09/73          --     139.74     40.32     32.59    16.36
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**.........  05/19/86          --     134.28     41.22     33.54    17.45
Vanguard LifeStrategy Growth Portfolio (Division 52)........  09/30/94       95.41         --        --     82.93    34.23
Vanguard LifeStrategy Moderate Growth Portfolio (Division
  53).......................................................  09/30/94       79.67         --        --     69.78    28.77
Vanguard/Wellington (Division 25)...........................  07/01/29          --     250.14    106.85     82.23    30.54
Vanguard/Windsor II (Division 24)...........................  06/24/85          --     383.49    154.38    125.51    45.10

---------------

 * The Table reflects actual historical performance of the related Separate Account Divisions (21-32) since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 11, 1994 (inception date of each Division). Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                        TABLE IX
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM COMPARABLE FUND INCEPTION TO MARCH 31, 1998)

                                                                SINCE
                     FUND AND DIVISION*                       INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   --------   -------   -------   ------
American General Balanced Fund (Division 42)................        --     222.87%    89.09%    76.17%   29.17%
American General Conservative Growth Lifestyle Fund
  (Division 50)**...........................................        --         --        --        --       --
American General Domestic Bond Fund (Division 43)...........        --     106.49     27.27     24.82    10.28
American General Growth Lifestyle Fund (Division 48)**......        --         --        --        --       --
American General International Growth Fund (Division 33)
  Period from 05/01/92 to 06/30/95..........................     41.14%        --        --     47.19    10.73
  Period from 10/01/95 to 03/31/98..........................     61.08         --        --        --    18.13
American General International Value Fund (Division 34).....        --     163.66     96.50     58.85    21.88
American General Large Cap Growth Fund (Division 39)........    216.63         --    199.22    125.23    27.60
American General Large Cap Value Fund (Division 40).........    216.22         --    165.24    147.89    57.02
American General Mid Cap Growth Fund (Division 37)..........    127.80         --    134.36     97.08    41.95
American General Mid Cap Index Fund(Division 46)
  Period from 04/01/88 to 03/31/98..........................        --     256.04    124.85    104.90    47.43
  Period from 10/01/91 to 03/31/98..........................    188.15         --    124.85    104.90    47.43
American General Mid Cap Value Fund (Division 38)...........        --     321.93    146.79    120.32    40.49
American General Moderate Growth Lifestyle Fund (Division
  49)**.....................................................        --         --        --        --       --
American General Money Market Fund(Division 44).............        --      57.15     20.30     13.80     4.44
American General S&P 500 Index Fund (Division 47)...........        --     413.35    158.56    128.38    46.76
American General Small Cap Growth Fund (Division 35)........    143.80         --        --    133.13    52.56
American General Small Cap Index Fund (Division 45).........        --     261.69    116.64     88.07    41.37
American General Small Cap Value Fund (Division 36)**.......        --         --        --        --       --
American General Socially Responsible Fund (Division 41)....    245.22         --    151.31    131.97    46.36

---------------

*  These Funds commenced operations on                , 1998. Accordingly, no
   actual performance history for such Funds exists. The performance data shown in the above Table is based on the performance data of Comparable Funds reduced by Separate Account Fees that would have been incurred during the applicable period. For a description of the methodology used in determining Comparable Fund performance for each Fund, please see the "Summary of Funds" in this prospectus.

** These Funds commenced operations on           , 1998 and no Comparable Fund
   performance information is available for these Funds.

                                                                         TABLE X

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)

                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED MARCH 31, 1998*
                                     --------------------------------------------------------
FUND AND DIVISION                      1998        1997        1996        1995        1994
-----------------------------------   -------     ------      -------     ------      -----
AGSPC Asset Allocation Fund
 (Division 5)......................     30.13%      8.82%       20.11%      6.29%      0.62%
AGSPC Capital Conservation Fund
 (Division 7)......................     10.40       2.95         9.88       2.70       0.43
AGSPC Government Securities Fund
 (Division 8)......................     10.37       2.52         8.73       2.49       0.70
AGSPC Growth (Division 15).........     48.85       3.68        41.56      12.46         --
AGSPC Growth & Income Fund
 (Division 16).....................     35.72      10.14        29.68       7.62         --
AGSPC International Equities Fund
 (Division 11).....................     17.45       0.47        12.08       4.48      19.63
AGSPC International Government Bond
 (Division 13).....................      0.59      (0.84)        1.74      15.51       8.36
AGSPC MidCap Index Fund (Division
 4)***.............................     47.05       8.90        27.02       7.06       4.44
AGSPC Money Market (Division 6)....      4.20       3.95         4.38       3.46       1.70
AGSPC Science & Technology
 (Division 17).....................     33.98      (4.81)       48.80      37.53         --
AGSPC Small Cap Index Fund
 (Division 14).....................     40.20       4.47        28.98       3.59       7.59
AGSPC Social Awareness (Division
 12)...............................     45.99      19.83        31.82      12.19      (2.01)
AGSPC Stock Index (Division 10)....     46.15      18.44        30.68      13.90      (0.28)
American Century -- Twentieth
 Century Ultra (Division 31).......     44.43       1.38           --         --         --
Dreyfus Variable Investment Fund
 Dreyfus Small Cap Portfolio
   (Division 18)...................     37.03       2.28        26.76      10.12         --
Founders Growth (Division 30)......     41.47       3.02           --         --         --
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................     32.07      12.29           --         --         --
Putnam Global Growth (Division
 28)...............................     27.80       6.67           --         --         --
Putnam New Opportunities (Division
 26)...............................     52.30     (13.27)          --         --         --
Putnam OTC & Emerging Growth
 (Division 27).....................     50.66     (25.13)          --         --         --
Scudder Growth and Income (Division
 21)...............................     41.31      14.47           --         --         --
Templeton Foreign (Division 32)....     12.99      11.05           --         --         --
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation Fund:
   Class 1 (Division 19)...........     22.80      16.67        22.97       1.98         --
 Templeton International Fund:
   Class 1 (Division 20)...........     25.95      20.98        21.36      (1.74)        --
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)**.........     16.36       2.09           --         --         --
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)**.........     17.45       1.33           --         --         --
Vanguard/Wellington (Division
 25)...............................     30.54      10.34           --         --         --
Vanguard/Windsor II (Division
 24)...............................     45.10      13.62           --         --         --

                                   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED MARCH 31, 1998*
                                     ------------------------------------------------------
FUND AND DIVISION                     1993       1992        1991        1990        1989
-----------------------------------  ------     ------      ------      ------      -----
AGSPC Asset Allocation Fund
 (Division 5)......................    6.36%      6.59%       8.21%       9.28%      9.50%
AGSPC Capital Conservation Fund
 (Division 7)......................   14.74      12.02        3.06        8.11       2.38
AGSPC Government Securities Fund
 (Division 8)......................   13.69       9.70        8.24        8.14       2.27
AGSPC Growth (Division 15).........      --         --          --          --         --
AGSPC Growth & Income Fund
 (Division 16).....................      --         --          --          --         --
AGSPC International Equities Fund
 (Division 11).....................    9.58      (9.96)       2.80       16.09         --
AGSPC International Government Bond
 (Division 13).....................   13.91       3.25          --          --         --
AGSPC MidCap Index Fund (Division
 4)***.............................   13.62       6.62        2.24        9.24      10.44
AGSPC Money Market (Division 6)....    1.97       3.85        6.43        7.58       6.77
AGSPC Science & Technology
 (Division 17).....................      --         --          --          --         --
AGSPC Small Cap Index Fund
 (Division 14).....................   14.49         --          --          --         --
AGSPC Social Awareness (Division
 12)...............................   13.11       5.77       12.11       (0.38)        --
AGSPC Stock Index (Division 10)....   13.93       8.75       11.72       16.89      14.56
American Century -- Twentieth
 Century Ultra (Division 31).......      --         --          --          --         --
Dreyfus Variable Investment Fund
 Dreyfus Small Cap Portfolio
   (Division 18)...................      --         --          --          --         --
Founders Growth (Division 30)......      --         --          --          --         --
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................      --         --          --          --         --
Putnam Global Growth (Division
 28)...............................      --         --          --          --         --
Putnam New Opportunities (Division
 26)...............................      --         --          --          --         --
Putnam OTC & Emerging Growth
 (Division 27).....................      --         --          --          --         --
Scudder Growth and Income (Division
 21)...............................      --         --          --          --         --
Templeton Foreign (Division 32)....      --         --          --          --         --
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation Fund:
   Class 1 (Division 19)...........      --         --          --          --         --
 Templeton International Fund:
   Class 1 (Division 20)...........      --         --          --          --         --
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)**.........      --         --          --          --         --
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)**.........      --         --          --          --         --
Vanguard/Wellington (Division
 25)...............................      --         --          --          --         --
Vanguard/Windsor II (Division
 24)...............................      --         --          --          --         --

                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE MARCH 31, 1989*
                                     --------------------------------------------------------
FUND AND DIVISION                      1998        1997        1996        1995        1994
-----------------------------------   -------     -------     -------     -------     -------
AGSPC Asset Allocation Fund
 (Division 5)......................    184.25%     103.07%      88.61%      55.37%      46.18%
AGSPC Capital Conservation Fund
 (Division 7)......................     88.85       71.06       66.15       51.21       47.23
AGSPC Government Securities Fund
 (Division 8)......................     89.59       71.78       67.58       54.10       50.35
AGSPC Growth (Division 15).........    142.07       65.07       69.21       12.46          --
AGSPC Growth & Income Fund
 (Division 16).....................    108.64       53.72       39.57        7.62          --
AGSPC International Equities Fund
 (Division 11).....................     40.40       19.54       16.99        6.16        1.61
AGSPC International Government Bond
 (Division 13).....................     49.37       48.50       49.76       47.20       27.44
AGSPC MidCap Index Fund (Division
 4)***.............................    239.22      130.68      111.83       66.77       55.78
AGSPC Money Market (Division 6)....     63.97       47.77       42.15       36.22       31.65
AGSPC Science & Technology
 (Division 17).....................    160.99       94.81      104.65       37.53          --
AGSPC Small Cap Index Fund
 (Division 14).....................    137.31       69.26       62.02       27.59       23.18
AGSPC Social Awareness (Division
 12)...............................    236.18      131.65       93.32       46.88       30.92
AGSPC Stock Index (Division 10)....    375.82      225.57      174.67      110.54       84.85
American Century -- Twentieth
 Century Ultra (Division 31).......     46.38        1.35          --          --          --
Dreyfus Variable Investment Fund
 Dreyfus Small Cap Portfolio
   (Division 18)...................     95.64       42.77       39.59       10.12          --
Founders Growth (Division 30)......     45.75        3.02          --          --          --
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................     48.30       12.29          --          --          --
Putnam Global Growth (Division
 28)...............................     36.33        6.67          --          --          --
Putnam New Opportunities (Division
 26)...............................     32.09      (13.27)         --          --          --
Putnam OTC & Emerging Growth
 (Division 27).....................     12.79      (25.13)         --          --          --
Scudder Growth and Income (Division
 21)...............................     61.77       14.47          --          --          --
Templeton Foreign (Division 32)....     25.47       11.05          --          --          --
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation Fund:
   Class 1 (Division 19)...........     79.65       46.30       25.40        1.98          --
 Templeton International Fund:
   Class 1 (Division 20)...........     81.71       44.27       19.25       (1.74)         --
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)**.........     18.80        2.09          --          --          --
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)**.........     19.01        1.33          --          --          --
Vanguard/Wellington (Division
 25)...............................     44.03       10.34          --          --          --
Vanguard/Windsor II (Division
 24)...............................     64.72       13.62          --          --          --

                                   CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE MARCH 31, 1989*
                                     ------------------------------------------------------
FUND AND DIVISION                     1993       1992        1991        1990        1989
-----------------------------------  ------     ------      ------      ------      -----
AGSPC Asset Allocation Fund
 (Division 5)......................   46.42%     38.73%      29.49%      19.67%      9.50%
AGSPC Capital Conservation Fund
 (Division 7)......................   46.61      27.77       14.06       10.68       2.38
AGSPC Government Securities Fund
 (Division 8)......................   49.30      31.33       19.71       10.60       2.27
AGSPC Growth (Division 15).........      --         --          --          --         --
AGSPC Growth & Income Fund
 (Division 16).....................      --         --          --          --         --
AGSPC International Equities Fund
 (Division 11).....................  (15.08)    (22.49)     (13.91)     (16.09)        --
AGSPC International Government Bond
 (Division 13).....................   17.61       3.25          --          --         --
AGSPC MidCap Index Fund (Division
 4)***.............................   49.15      31.39       23.35       20.65      10.44
AGSPC Money Market (Division 6)....   29.46      26.95       22.25       14.66       6.77
AGSPC Science & Technology
 (Division 17).....................      --         --          --          --         --
AGSPC Small Cap Index Fund
 (Division 14).....................   14.49         --          --          --         --
AGSPC Social Awareness (Division
 12)...............................   33.61      18.13       11.88        0.00         --
AGSPC Stock Index (Division 10)....   86.37      62.70       49.61       33.91      14.56
American Century -- Twentieth
 Century Ultra (Division 31).......      --         --          --          --         --
Dreyfus Variable Investment Fund
 Dreyfus Small Cap Portfolio
   (Division 18)...................      --         --          --          --         --
Founders Growth (Division 30)......      --         --          --          --         --
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................      --         --          --          --         --
Putnam Global Growth (Division
 28)...............................      --         --          --          --         --
Putnam New Opportunities (Division
 26)...............................      --         --          --          --         --
Putnam OTC & Emerging Growth
 (Division 27).....................      --         --          --          --         --
Scudder Growth and Income (Division
 21)...............................      --         --          --          --         --
Templeton Foreign (Division 32)....      --         --          --          --         --
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation Fund:
   Class 1 (Division 19)...........      --         --          --          --         --
 Templeton International Fund:
   Class 1 (Division 20)...........      --         --          --          --         --
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)**.........      --         --          --          --         --
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)**.........      --         --          --          --         --
Vanguard/Wellington (Division
 25)...............................      --         --          --          --         --
Vanguard/Windsor II (Division
 24)...............................      --         --          --          --         --

------------

  * For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.

 ** The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

*** Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index
    Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical data prior to October 1, 1991 reflect investment experience prior to these changes. Investment experience for this Division subsequent to October 1, 1991 has been as follows: for the period from October 1, 1991 through December 31, 1991, the change in purchase unit value was 11.63%; for the period from October 1, 1991 through December 31, 1992, the cumulative change in purchase unit value was 21.43%; for the period from October 1, 1991 through December 31, 1993, the cumulative change in purchase unit value was 35.74%; for the period from October 1, 1991 through December 31, 1994, the cumulative change in purchase unit value was 29.36%; for the period from October 1, 1991 through December 31, 1995, the cumulative change in purchase unit value was 67.18%; for the period from October 1, 1991 through December 31, 1996, the cumulative change in purchase unit value was 96.61%; and for the period from October 1, 1991 through December 31, 1997, the cumulative change in purchase unit value was 156.48%.

                                                                        TABLE XI

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                    (PERIOD FROM UNDERLYING FUND INCEPTION)

                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED MARCH 31, 1998*
                                     --------------------------------------------------------
FUND AND DIVISION**                    1998        1997        1996        1995        1994
-----------------------------------   -------     ------      ------      ------      ------
American Century -- Twentieth
 Century Ultra (Division 31).......     44.43%      8.01%      32.47%       1.63%      18.46%
Dreyfus Variable Investment Fund
 Dreyfus Small Cap Portfolio
   (Division 18)...................     37.03       2.28       26.76       10.85       49.95
Founders Growth (Division 30)......     41.47       9.56       40.66        4.45       18.75
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................     32.07      13.03       23.43       12.44        5.27
Putnam Global Growth (Division
 28)...............................     27.80      10.13       22.79       (0.75)      18.03
Putnam New Opportunities (Division
 26)...............................     52.30      (7.04)      42.87       17.30       26.52
Putnam OTC & Emerging Growth
 (Division 27).....................     50.66     (18.30)      49.92       17.14       23.02
Scudder Growth and Income (Division
 21)...............................     41.31      17.14       29.22       11.48        4.41
Templeton Foreign (Division 32)....     12.99      15.39       14.70       (0.15)      25.13
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation Fund:
   Class 1 (Division 19)...........     22.80      16.67       22.97        1.94       13.67
 Templeton International Fund:
   Class 1 (Division 20)...........     25.95      20.98       21.38       (1.24)      31.16
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)***........     15.38       1.83       11.91        3.61        2.14
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)***........     17.45       0.87       12.72        3.28        2.38
Vanguard/Wellington (Division
 25)...............................     30.54      11.58       25.11       10.80        2.45
Vanguard/Windsor II (Division
 24)...............................     45.10      15.58       33.34       12.25        0.49

                                   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED MARCH 31, 1998*
                                     ------------------------------------------------------
FUND AND DIVISION**                   1993       1992        1991        1990        1989
-----------------------------------  ------     ------      ------      ------      ------
American Century -- Twentieth
 Century Ultra (Division 31).......    7.54%     22.00%      59.23%       9.73%      19.77%
Dreyfus Variable Investment Fund
 Dreyfus Small Cap Portfolio
   (Division 18)...................   61.35     139.18       28.59          --          --
Founders Growth (Division 30)......   15.81      17.64       11.36       19.24       11.54
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................   20.23      16.22       14.66        6.22       18.45
Putnam Global Growth (Division
 28)...............................    8.64       2.92        4.80       13.71        7.59
Putnam New Opportunities (Division
 26)...............................   19.52      36.37       36.52          --          --
Putnam OTC & Emerging Growth
 (Division 27).....................   13.47      11.65       12.36       15.55        9.03
Scudder Growth and Income (Division
 21)...............................   14.36      14.40       13.05        9.45       13.59
Templeton Foreign (Division 32)....    6.06       9.83        1.64       24.28       16.54
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation Fund:
   Class 1 (Division 19)...........   12.29      15.21        1.04        7.98        4.73
 Templeton International Fund:
   Class 1 (Division 20)...........   (0.74)        --          --          --          --
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)***........   17.02      12.89       11.72        9.97        6.27
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)***........   17.11       9.68       11.25       10.17        5.38
Vanguard/Wellington (Division
 25)...............................   13.97       9.51        8.75        9.30       13.78
Vanguard/Windsor II (Division
 24)...............................   17.82       7.96        9.66       10.27       23.56

                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE MARCH 31, 1989*
                                     --------------------------------------------------------
FUND AND DIVISION**                    1998        1997        1996        1995        1994
-----------------------------------  -------      ------      ------      ------      ------
American Century -- Twentieth
 Century Ultra (Division 31).......   583.05%     372.94%     337.65%     230.62%     225.24%
Dreyfus Variable Investment Fund
 Dreyfus Small Cap Portfolio
   (Division 18)...................  1365.24      959.26      945.42      724.70      643.97
Founders Growth (Division 30)......   437.36      279.83      246.70      146.49      135.98
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................   347.88      239.13      200.02      143.07      111.62
Putnam Global Growth (Division
 28)...............................   190.21      127.09      106.19       67.92       69.18
Putnam New Opportunities (Division
 26)...............................   578.28      345.35      379.09      235.33      185.87
Putnam OTC & Emerging Growth
 (Division 27).....................   376.93      216.56      287.46      158.45      120.62
Scudder Growth and Income (Division
 21)...............................   357.83      223.98      176.57      114.03       91.99
Templeton Foreign (Division 32)....   220.43      183.60      145.77      114.27      114.58
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation Fund:
   Class 1 (Division 19)...........   201.63      145.54      110.46       71.15       87.89
 Templeton International Fund:
   Class 1 (Division 20)...........   137.78       88.80       56.05       28.69       30.21
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)***........   139.74      105.04      102.34       80.81       74.50
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)***........   134.25       99.48       97.75       76.43       69.85
Vanguard/Wellington (Division
 25)...............................   250.14      168.23      140.39       92.14       73.42
Vanguard/Windsor II (Division
 24)...............................   383.49      233.21      186.87      114.40       90.99

                                   CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE MARCH 31, 1989*
                                     ------------------------------------------------------
FUND AND DIVISION**                   1993       1992        1991        1990        1989
-----------------------------------  ------     ------      ------      ------      ------
American Century -- Twentieth
 Century Ultra (Division 31).......  174.56%    155.30%     109.25%      31.42%      19.77%
Dreyfus Variable Investment Fund
 Dreyfus Small Cap Portfolio
   (Division 18)...................  398.15     207.54       28.59          --          --
Founders Growth (Division 30)......  102.12      74.52       48.11       33.00       11.64
Neuberger&Berman Guardian Trust
 (Division 29)(1)..................  105.36      70.81       46.98       28.19       18.45
Putnam Global Growth (Division
 28)...............................   43.35      31.94       28.20       22.33        7.59
Putnam New Opportunities (Division
 26)...............................  125.94      89.04       36.62          --          --
Putnam OTC & Emerging Growth
 (Division 27).....................   79.33      68.05       41.56       25.99        9.03
Scudder Growth and Income (Division
 21)...............................   83.88      60.60       40.56       24.33       13.59
Templeton Foreign (Division 32)....   71.46      61.69       47.22       44.84       18.54
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation Fund:
   Class 1 (Division 19)...........   47.83      31.65       14.27       13.09        4.73
 Templeton International Fund:
   Class 1 (Division 20)...........   (0.74)        --          --          --          --
Vanguard Fixed Income Securities
 Fund -- Long-Term Corporate
 Portfolio (Division 22)***........   70.85      46.00       29.33       15.76        5.27
Vanguard Fixed Income Securities
 Fund -- Long-Term U.S. Treasury
 Portfolio (Division 23)***........   65.90      41.66       29.16       16.10        5.38
Vanguard/Wellington (Division
 25)...............................   59.27      48.52       35.25       24.37       13.78
Vanguard/Windsor II (Division
 24)...............................   90.06      61.31       49.42       36.25       23.56

------------

  * For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.

 ** The Tables reflect actual historical performance of the related Separate
    Account Divisions (21-32) since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 11, 1994 (inception date of each Division). Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

*** The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director Plus may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director Plus was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director Plus may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director Plus provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, or is instead a nonqualified Contract. Portfolio Director Plus is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) individual retirement annuities;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) simplified deferred
     compensation plans of private
     employers;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director Plus is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise tax, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h))

--------------------------------------------------------------------------------

which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. In any event, were the IRS to challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

Generally, investment earnings on contributions to Non-Qualified Contracts will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Plus Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (0.75% - 1.25%) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a

--------------------------------------------------------------------------------

pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------

YEAR 2000 RISKS

Like other insurance companies, financial and business organizations around the world, each of the Variable Account Options and the underlying mutual funds could be adversely affected if the computer systems used by the Company, other service providers and entities with computer systems that are linked to the Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that its uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Variable Account Options' other major service providers. The Company expects to be substantially complete with its computer systems projects to address year 2000 issues by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Variable Account Options.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
Plus).

                             (Please Print or Type)

--------------------------------------------------------------------------------


   Name:                                                  G.A. #
   Address:                                               Policy #
   Social Security Number:
-------------------------------------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    8
Types of Variable Annuity Contracts.................    9
Federal Tax Matters.................................    9
    Tax Consequences of Purchase Payments...........    9
    Tax Consequences of Distributions...............   11
    Special Tax Consequences -- Early
      Distribution..................................   12
    Special Tax Consequences -- Required
      Distributions.................................   13
    Tax Free Rollovers, Transfers and Exchanges.....   14
Exchange Privilege..................................   14
    Exchanges From Portfolio Director...............   14
    Exchanges From Portfolio Director 2.............   15
    Exchanges From Independence Plus Contracts......   16
    Exchanges From V-Plan Contracts.................   17
    Exchanges From SA-1 and SA-2 Contracts..........   18
    Exchanges From Impact Contracts.................   19
    Exchanges From Compounder Contracts.............   20
    Information Which May Be Applicable To Any
      Exchange......................................   21
Calculation of Surrender Charge.....................   22
    Illustration of Surrender Charge on Total
      Surrender.....................................   22
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   22
Purchase Unit Value.................................   23
    Illustration of Calculation of Purchase Unit
      Value.........................................   23
    Illustration of Purchase of Purchase Units......   23
Performance Calculations............................   23
    AGSPC Money Market and American General Money
      Market Divisions Yields.......................   23
    Calculation of Current Yield for AGSPC Money
      Market Division Six     ......................   23
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   23
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   24
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   24
Standardized Yield for Bond Fund Divisions..........   24
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   24
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   24
    Calculation of Average Annual Total Return......   25
Performance Information.............................   26
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   26
    Performance Compared to Market Indices..........   26
    AGSPC Asset Allocation Division Five............   30
    AGSPC Capital Conservation Division Seven.......   31
    AGSPC Government Securities Division Eight......   32
    AGSPC Growth Division Fifteen...................   33
    AGSPC Growth & Income Division Sixteen..........   34
    AGSPC International Equities Division Eleven....   35
    AGSPC International Government Bond Division
      Thirteen......................................   35
    AGSPC MidCap Index Division Four................   36
    AGSPC Money Market Division Six.................   37
    AGSPC Science & Technology Division Seventeen...   37
    AGSPC Small Cap Index Division Fourteen.........   38
    AGSPC Social Awareness Division Twelve..........   38
    AGSPC Stock Index Division Ten..................   39
    American Century -- Twentieth Century Ultra
      Division Thirty-One...........................   40
    American General Balanced Division Forty-Two....   41

                                                      PAGE
                                                      ----
    American General Conservative Growth Lifestyle
      Division Fifty................................   41
    American General Domestic Bond Division
      Forty-Three...................................   42
    American General Growth Lifestyle Division
      Forty-Eight...................................   42
    American General International Growth Division
      Thirty-Three..................................   43
    American General International Value Division
      Thirty-Four...................................   44
    American General Large Cap Growth Division
      Thirty-Nine...................................   45
    American General Large Cap Value Division
      Forty.........................................   45
    American General Mid Cap Growth Division
      Thirty-Seven..................................   46
    American General Mid Cap Index Division
      Forty-Six.....................................   46
    American General Mid Cap Value Division
      Thirty-Eight..................................   47
    American General Moderate Lifestyle Division
      Forty-Nine....................................   47
    American General Money Market Division
      Forty-Four....................................   48
    American General Small Cap Growth Division
      Thirty-Five...................................   49
    American General Small Cap Index Division
      Forty-Five....................................   49
    American General Small Cap Value Division
      Thirty-Six....................................   49
    American General Socially Responsible Division
      Forty-One.....................................   50
    American General S&P 500 Index Division Forty-
      Seven.........................................   50
    Dreyfus Small Cap Division Eighteen.............   51
    Founders Growth Division Thirty.................   52
    Neuberger&Berman Guardian Trust Division Twenty-
      Nine..........................................   53
    Putnam Global Growth Division Twenty-Eight......   54
    Putnam New Opportunities Division Twenty-Six....   55
    Putnam OTC & Emerging Growth Division Twenty-
      Seven.........................................   56
    Scudder Growth and Income Division Twenty-One...   56
    T. Rowe Price Small-Cap Stock Division
      Fifty-One.....................................   57
    Templeton Asset Allocation Division Nineteen....   58
    Templeton Foreign Division Thirty-Two...........   59
    Templeton International Division Twenty.........   60
    Vanguard LifeStrategy Conservative Growth
      Portfolio Division Fifty-Four.................   61
    Vanguard Fixed Income Securities
      Fund -- Long-Term Corporate Portfolio Division
      Twenty-Two....................................   62
    Vanguard Fixed Income Securities
      Fund -- Long-Term U.S. Treasury Portfolio
      Division Twenty-Three.........................   63
    Vanguard LifeStrategy Growth Portfolio Division
      Fifty-Two.....................................   64
    Vanguard LifeStrategy Moderate Growth Portfolio
      Division Fifty-Three..........................   64
    Vanguard/Wellington Division Twenty-Five........   65
    Vanguard/Windsor II Division Twenty-Four........   65
Payout Payments.....................................   66
    Assumed Investment Rate.........................   66
    Amount of Payout Payments.......................   66
    Payout Unit Value...............................   66
    Illustration of Calculation of Payout Unit
      Value.........................................   67
    Illustration of Payout Payments.................   67
Distribution of Variable Annuity Contracts..........   68
Experts.............................................   68
Comments on Financial Statements....................   69

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:

3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955
10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844
1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 574-5433
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611
100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700
230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 368-1001
11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 574-7145
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330
1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099
4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801
410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840
90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 750-5611
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529
Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288
1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030
Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515
800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253

   There are also more than thirty-six branch offices located throughout the country.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

================================================================================

                                      LOGO

                                 PRINTED MATTER
                     PRINTED IN U.S.A.  VA 10855  REV 7/98
         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN
FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO
THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                             SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED JULY 2, 1998
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR PLUS
SEPARATE ACCOUNT A
FOR SERIES 1.20 TO 12.20                                                  , 1998

PROSPECTUS

Certain Series of Portfolio Director Plus consists of group and individual variable annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. Portfolio Director Plus 1.20 to 12.20 consists of group variable annuity contracts that are offered by VALIC to Participants in certain employer retirement plans. Portfolio Director Plus may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only. Portfolio Director Plus is composed of the following contract forms:
UIT-194, UITG-194, UITN-194, UIT-IRA-194 and UIT-SEP-194.

Portfolio Director Plus permits you to invest in and receive retirement benefits in up to 2 Fixed Account Options and/or an array of up to 30 of the 50 Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract.

--------------------------------------------------------------------------------

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliate.

This prospectus provides you with information you should know before investing in Portfolio Director Plus. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

A Statement of Additional Information, dated            , 1998, has been filed
with the Securities and Exchange Commission. This Statement of Additional Information contains additional information about Portfolio Director Plus and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                  DO NOT COPY

                               TABLE OF CONTENTS

                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     1
PROFILE OF PORTFOLIO DIRECTOR PLUS.................     2
FEE TABLE..........................................     6
SELECTED PURCHASE UNIT DATA........................    12
ABOUT PORTFOLIO DIRECTOR PLUS......................    13
ABOUT VALIC........................................    13
ABOUT VALIC SEPARATE ACCOUNT A.....................    13
UNITS OF INTERESTS.................................    13
VARIABLE ACCOUNT OPTIONS...........................    14
    Summary of Funds...............................    14

PURCHASE PERIOD....................................    52
    Purchase Payments..............................    52
    Purchase Units.................................    52
    Calculation of Purchase Unit Value.............    52
    Choosing Investment Options....................    53
         Fixed Account Options.....................    53
         Variable Account Options..................    53
    Stopping Purchase Payments.....................    53

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    54
    During the Purchase Period.....................    54
    During the Payout Period.......................    54
    Communicating Transfer or Reallocation
      Instructions.................................    54
    Effective Date of Transfer.....................    54

FEES AND CHARGES...................................    55
    Account Maintenance Fee........................    55
    Surrender Charge...............................    55
         Amount of Surrender Charge................    55
         10% Free Withdrawal.......................    55
         Exceptions to Surrender Charge............    55
    Premium Tax Charge.............................    56
    Separate Account Charges.......................    56
    Fund Annual Expense Charges....................    56
    Other Tax Charges..............................    56
    Reduction or Waiver of Account Maintenance Fee,
      Surrender, Mortality and Expense Risk Fee or
      Administration and Distribution Fee
      Charges......................................    57
    Separate Account Expense Reimbursement.........    57

PAYOUT PERIOD......................................    58
    Fixed Payout...................................    58
    Variable Payout................................    58
    Combination Fixed and Variable Payout..........    58
    Payout Date....................................    58
    Payout Options.................................    58
    Enhancements to Payout Options.................    59
    Payout Information.............................    59

SURRENDER OF ACCOUNT VALUE.........................    60
    When Surrenders are Allowed....................    60
    Amount That May Be Surrendered.................    60
    Surrender Restrictions.........................    60
    Partial Surrenders.............................    60
    Systematic Withdrawals.........................    60
    Distributions Required By Federal Tax Law......    61


                                                     PAGE
                                                     ----

EXCHANGE PRIVILEGE.................................    62
    Restrictions on Exchange Privilege.............    62
    Taxes and Conversion Costs.....................    62
    Surrender Charges..............................    62
    Exchange Offers for Contracts Other Than
      Portfolio Director Plus......................    62
    Comparison of Portfolio Director and Portfolio
      Director 2 Contracts to Portfolio Director
      Plus Contracts...............................    63
    Comparison of Other Contracts..................    63
    Features of Portfolio Director Plus............    63
    Agents' and Managers' Retirement Plan Exchange
      Offer........................................    63

DEATH BENEFITS.....................................    65
    Beneficiary Information........................    65
    Special Information for Individual Non-Tax
      Qualified Contracts..........................    65
    During the Purchase Period.....................    65
         Interest Guaranteed Death Benefit.........    65
         Standard Death Benefit....................    66
    During the Payout Period.......................    66

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    67
    Types of Investment Performance Information
      Advertised...................................    67
      Total Return Performance Information.........    67
      Standard Average Annual Total Return.........    67
      Nonstandard Average Annual Total
      Return.......................................    67
      Cumulative Total Return......................    67
      Annual Change in Purchase Unit Value.........    67
      Cumulative Change in Purchase Unit Value.....    68
      Total Return Based on Different Investment
         Amounts...................................    68
      An Assumed Account Value of $10,000..........    68
    Yield Performance Information..................    68
      AGSPC Money Market and American General Money
      Market Divisions.............................    68
      Divisions Other Than The AGSPC Money Market
         and American General Money Market
         Divisions.................................    68
    Performance Information: Average Annual Total
      Return, Cumulative Return and Annual and
      Cumulative Change in Purchase Unit Value
      Tables.......................................    68

OTHER CONTRACT FEATURES............................    76
    Changes That May Not Be Made...................    76
    Change of Beneficiary..........................    76
    Contingent Owner...............................    76
    Cancellation -- The 20 Day "Free Look".........    76
    We Reserve Certain Rights......................    76
    Relationship to Employer's Plan................    76

VOTING RIGHTS......................................    77
    Who May Give Voting Instructions...............    77
    Determination of Fund Shares Attributable to
      Your Account.................................    77
      During Purchase Period.......................    77
      During Payout Period or after a Death Benefit
         Has Been Paid.............................    77
    How Fund Shares Are Voted......................    77

FEDERAL TAX MATTERS................................    78
    Type of Plans..................................    78
    Tax Consequences in General....................    78
    Effect of Tax-Deferred Accumulations...........    79

YEAR 2000..........................................    81
    Year 2000 Risks................................    81

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                     PAGE NO.
-------------                     --------
Account Value...................    54
Annuitant.......................    65
Assumed Investment Rate.........    58
Beneficiary.....................    65
Contract Owner..................    65
Divisions.......................    67
Fixed Account Options...........    65
Home Office.....................    54
Mutual Fund or Fund.............    13
Participant.....................    01
Participant Year................    55
Payout Period...................    54
Payout Unit.....................    58
Purchase Payments...............   52, 67
Purchase Period.................    54
Purchase Unit...................    53
VALIC Separate Account A........    77
Variable Account Options........   14, 65


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director Plus, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director Plus will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director Plus except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director Plus. This summary is called the "Profile of Portfolio Director Plus." It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

PROFILE OF PORTFOLIO DIRECTOR PLUS
--------------------------------------------------------------------------------

Portfolio Director Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director Plus's major features is presented below. For a more detailed discussion of Portfolio Director Plus, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director Plus offers a choice from among 50 Variable Account Options. You will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director Plus also offers two Fixed Account Options.

--------------------------------------------------------------------------------

                    FIXED ACCOUNT
                    OPTIONS
----------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                        Guaranteed high current                --                     --
OPTIONS             Account Plus                 interest income
                    --------------------------------------------------------------------------------------------------------------
                    Short-Term                   Guaranteed current                     --                     --
                    Fixed Account                interest income
----------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER                SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
INDEX               AGSPC International          Growth through investments tracking    VALIC                  N/A
EQUITY              Equities                     the EAFE Index
FUNDS
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC MidCap                 Growth through investments             VALIC                  Bankers Trust
                    Index Fund                   tracking the S&P MidCap 400(R) Index                          Company
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Small Cap              Growth through investments tracking    VALIC                  Bankers Trust
                    Index Fund                   the Russell 2000(R) Index                                     Company
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Stock                  Growth through investments tracking    VALIC                  Bankers Trust
                    Index Fund                   the S&P 500(R) Index                                          Company
                    --------------------------------------------------------------------------------------------------------------
                    American General Mid         Growth through investments tracking    VALIC                  Bankers Trust
                    Cap                          the S&P MidCap 400 Index                                      Company
                    Index Fund
                    --------------------------------------------------------------------------------------------------------------
                    American General S&P         Total return through investments       VALIC                  Bankers Trust
                    500                          tracking the S&P 500 Index                                    Company
                    Index Fund
                    --------------------------------------------------------------------------------------------------------------
                    American General             Total return through investments       VALIC                  Bankers Trust
                    Small Cap                    tracking the Russell 2000 Index                               Company
                    Index Fund
----------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth                 Growth through investments             VALIC                  T. Rowe Price
MANAGED             Fund                         in service sector companies                                   Associates, Inc.
                    --------------------------------------------------------------------------------------------------------------
EQUITY              AGSPC Growth & Income        Growth and income through investments  VALIC                  ValueLine, Inc.
FUNDS               Fund                         in stocks or securities convertible
                                                 into stocks
                    --------------------------------------------------------------------------------------------------------------
                    American Century --          Capital growth through                 American Century       N/A
                    Twentieth Century            investments in common                  Investment Management,
                    Ultra Fund                   stock                                  Inc.
                    --------------------------------------------------------------------------------------------------------------
                    American General             Long-term capital appreciation         VALIC                  Jacobs Asset
                    International Growth         through investments in companies in                           Management
                    Fund                         developed and emerging markets
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth of capital and future income    VALIC                  Capital Guardian
                    International Value          through investments in non-U.S.                               Trust Company
                    Fund                         issuers
                    --------------------------------------------------------------------------------------------------------------
                    American General             Long-term growth through investments   VALIC                  Goldman Sachs Asset
                    Large Cap Growth Fund        in large cap U.S. issuers                                     Management
                    --------------------------------------------------------------------------------------------------------------
                    American General             Total returns exceeding the S&P 500    VALIC                  State Street Bank &
                    Large Cap Value Fund         Index through investments in equity                           Trust Company/State
                                                 securities                                                    Street Global
                                                                                                               Advisors
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in equity   VALIC                  Brown Capital
                    Mid Cap Growth Fund          securities                                                    Management Inc.
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in          VALIC                  Neuberger&Berman
                    Mid Cap Value Fund           medium-to-large capitalization                                Management Inc.
                                                 companies
                    --------------------------------------------------------------------------------------------------------------
                    American General             Long-term growth through investments   VALIC                  JP Morgan
                    Small Cap Growth Fund        in small company growth stocks                                Investment
                                                                                                               Management Inc.
                    --------------------------------------------------------------------------------------------------------------
                    American General             Maximum long-term return through       VALIC                  Fiduciary
                    Small Cap Value Fund         investments in small capitalization                           Management
                                                 companies                                                     Associates, Inc.
                                                                                                               Bankers Trust
                                                                                                               Company
                    --------------------------------------------------------------------------------------------------------------
                    Dreyfus Small                Growth through investments in smaller  The Dreyfus            N/A
                    Cap Portfolio                companies                              Corporation
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT       INVESTMENT
                    OPTIONS                STRATEGY                              ADVISER                SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------
                    Founders               Long-term growth of capital through   Founders               N/A
                    Growth                 investment in common stocks of well   Asset
                    Fund                   established, high-quality growth      Management LLC
                                           companies
                    ------------------------------------------------------------------------------------------------------
                    Neuberger&Berman       Capital appreciation, and             N&B Management Inc.    Neuberger&
                    Guardian Trust         secondarily                                                  Berman, LLC
                                           current income by investing
                                           primarily
                                           in common stocks of
                                           long-established,
                                           high quality companies
                    ------------------------------------------------------------------------------------------------------
                    Putnam Global          Capital appreciation through a        Putnam Investment      N/A
                                           globally
                    Growth Fund            diversified portfolio of common       Management Inc.
                                           stocks
                    ------------------------------------------------------------------------------------------------------
                    Putnam New             Long-term capital appreciation        Putnam Investment      N/A
                    Opportunities Fund     through investment in common stock    Management Inc.
                    ------------------------------------------------------------------------------------------------------
                    Putnam OTC &           Capital appreciation through          Putnam Investment      N/A
                    Emerging Growth        investments in common stocks of       Management Inc.
                    Fund                   small-to-medium companies
                    ------------------------------------------------------------------------------------------------------
                    Scudder Growth         Long-term growth of capital, current  Scudder Kemper         N/A
                    and Income Fund        income and growth of income           Investments, Inc.
                    ------------------------------------------------------------------------------------------------------
                    Templeton              Long-term capital growth through      Templeton Global       N/A
                                           investments
                    Foreign                in equity and debt securities of      Advisors Limited
                    Fund -- Class 1        companies and
                                           governments outside the U.S.
                    ------------------------------------------------------------------------------------------------------
                    Templeton              Long-term capital growth through a    Templeton Investment   N/A
                    International          flexible policy of investing in       Counsel, Inc.
                    Fund                   stocks and debt obligations of
                                           companies and governments outside
                                           the U.S.
                    ------------------------------------------------------------------------------------------------------
                    T. Rowe Price          Long-term capital growth through      T. Rowe Price          N/A
                    Small-Cap Stock Fund   investments in securities of small    Associates, Inc.
                                           to medium-sized companies
                    ------------------------------------------------------------------------------------------------------
                    Vanguard/              Growth and income through             Vanguard               N/A
                    Windsor II             investment in common stock
--------------------------------------------------------------------------------------------------------------------------
BALANCED            American General       Conservation of principal and         VALIC                  Capital Guardian
FUNDS               Balanced Fund          long-term growth of capital and                              Trust Company
                                           income through investments in fixed
                                           income and equity securities
                    ------------------------------------------------------------------------------------------------------
                    Vanguard/              Income and growth through 30 to 40%   Vanguard               N/A
                    Wellington             investment in high quality corporate
                                           bonds
                    Fund                   and 60 to 70% investment in common
                                           stocks
--------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC Capital          Income and possible growth through    VALIC                  N/A
FUNDS               Conservation Fund      investments in high quality debt
                                           securities
                    ------------------------------------------------------------------------------------------------------
                    AGSPC Government       Income and possible growth through    VALIC                  N/A
                    Securities Fund        investments in intermediate and
                                           long-term government debt securities
                    ------------------------------------------------------------------------------------------------------
                    AGSPC International    Income and possible growth through    VALIC                  N/A
                    Government             investments in high quality foreign
                    Bond Fund              government debt securities
                    ------------------------------------------------------------------------------------------------------
                    American General       High income and total return          VALIC                  Capital Guardian
                    Domestic Bond Fund     consistent with conservation of                              Trust Company
                                           capital through investments in debt
                                           securities
                    ------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income  Income through investment             Vanguard               N/A
                    Securities             in long-term high quality corporate
                    Fund-Long-Term         bonds
                    Corporate Portfolio
                    ------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income  Income through investment in          Vanguard               N/A
                    Securities             long-term U.S. Treasury bonds
                    Fund-Long-Term
                    U.S. Treasury
                    Portfolio
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &        Growth through investments in stocks  VALIC                  T. Rowe Price
FUNDS               Technology             of companies which benefit from                              Associates, Inc.
                    Fund                   development of science and
                                           technology
                    ------------------------------------------------------------------------------------------------------
                    AGSPC Social           Growth through investments in         VALIC                  N/A
                    Awareness              stocks of companies meeting social
                    Fund                   criteria of the Fund
                    ------------------------------------------------------------------------------------------------------
                    American General       Growth through investments in stocks  VALIC                  N/A
                    Socially Responsible   of companies meeting social criteria
                    Fund                   of the Fund
--------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money            Income through investments in         VALIC                  N/A
MARKET              Market                 short-term money market
FUNDS               Fund                   securities
                    ------------------------------------------------------------------------------------------------------
                    American General       Income through investments in         VALIC                  N/A
                    Money Market Fund      short-term money market securities
--------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER                SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE           American General             Current income and a low to moderate   VALIC                  N/A
FUNDS               Conservative Growth          level of growth through investments
                    Lifestyle Fund               in American General Series Portfolio
                                                 Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in          VALIC                  N/A
                    Growth                       American General Series Portfolio
                    Lifestyle Fund               Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth and current income through      VALIC                  N/A
                    Moderate Growth              investments in American General
                    Lifestyle Fund               Series Portfolio Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        High level of income and moderate      Vanguard               N/A
                    Conservative                 long-term growth of capital and
                    Growth Portfolio             income
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        Growth of capital and income           Vanguard               N/A
                    Growth Portfolio
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        A reasonable level of income and       Vanguard               N/A
                    Moderate Growth              long-term growth of capital and
                    Portfolio                    income
----------------------------------------------------------------------------------------------------------------------------------
ASSET               AGSPC Asset Allocation       Maximum return through investments in  VALIC                  N/A
ALLOCATION          Fund                         a mix of stocks, bonds and money
                                                 market securities
                    --------------------------------------------------------------------------------------------------------------
FUNDS
                    Templeton Asset              Flexible policy of investing in        Templeton Investment   N/A
                                                 stocks and debt
                    Allocation Fund              obligations of companies and           Counsel, Inc.
                                                 governments of
                                                 any nation and money market
                                                 instruments
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director Plus offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director Plus offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director Plus's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT
The Company will reimburse to certain Divisions any fees it receives from the Fund or its affiliate or distributor for providing the Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director Plus can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.


PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

                                                    MORTALITY     ADMINISTRATION     SEPARATE
                                                       AND             AND            ACCOUNT         TOTAL
                                                   EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                      FUND                            FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                      ----                         ------------   --------------   -------------   -----------
AGSPC Asset Allocation(8)                              0.25%           0.55%              --          0.80%
AGSPC Capital Conservation                             0.25            0.55               --          0.80
AGSPC Government Securities                            0.25            0.55               --          0.80
AGSPC Growth                                           0.25            0.55               --          0.80
AGSPC Growth & Income                                  0.25            0.55               --          0.80
AGSPC International Equities                           0.25            0.55               --          0.80
AGSPC International Government Bond                    0.25            0.55               --          0.80
AGSPC MidCap Index                                     0.25            0.55               --          0.80
AGSPC Money Market                                     0.25            0.55               --          0.80
AGSPC Science & Technology                             0.25            0.55               --          0.80
AGSPC Small Cap Index                                  0.25            0.55               --          0.80
AGSPC Social Awareness                                 0.25            0.55               --          0.80
AGSPC Stock Index                                      0.25            0.55               --          0.80
American Century -- Twentieth Century Ultra(4)         0.25            0.80            (0.21%)        0.84
American General Balanced(4)                           0.25            0.55           (0.25)          0.55
American General Conservative Growth Lifestyle         0.25            0.55           (0.25)          0.55
American General Domestic Bond(4)                      0.25            0.55           (0.25)          0.55
American General Growth Lifestyle                      0.25            0.55           (0.25)          0.55
American General International Growth(4)               0.25            0.55           (0.25)          0.55
American General International Value(4)                0.25            0.55           (0.25)          0.55
American General Large Cap Growth(4)                   0.25            0.55           (0.25)          0.55
American General Large Cap Value(4)                    0.25            0.55           (0.25)          0.55
American General Mid Cap Growth(4)                     0.25            0.55           (0.25)          0.55
American General Mid Cap Index(4)                      0.25            0.55           (0.25)          0.55
American General Mid Cap Value(4)                      0.25            0.55           (0.25)          0.55
American General Moderate Growth Lifestyle             0.25            0.55           (0.25)          0.55
American General Money Market(4)                       0.25            0.55           (0.25)          0.55
American General S&P 500 Index(4)                      0.25            0.55           (0.25)          0.55
American General Small Cap Growth(4)                   0.25            0.55           (0.25)          0.55
American General Small Cap Index(4)                    0.25            0.55           (0.25)          0.55
American General Small Cap Value(4)                    0.25            0.55           (0.25)          0.55
American General Socially Responsible(4)               0.25            0.55           (0.25)          0.55
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio(4)                       0.25            0.80           (0.15)          0.90
Founders Growth(4)                                     0.25            0.80            (0.25)         0.80
Neuberger&Berman Guardian Trust(4)                     0.25            0.80            (0.25)         0.80
Putnam Global Growth(4)                                0.25            0.80            (0.25)         0.80
Putnam New Opportunities(4)                            0.25            0.80            (0.25)         0.80
Putnam OTC & Emerging Growth(4)                        0.25            0.80            (0.25)         0.80
Scudder Growth and Income(4)                           0.25            0.80            (0.25)         0.80
T. Rowe Price Small-Cap Stock                          0.25            0.80               --          1.05
Templeton Foreign(4)                                   0.25            0.80            (0.25)         0.80
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1                  0.25            0.80               --          1.05
  Templeton International: Class 1                     0.25            0.80               --          1.05
Vanguard LifeStrategy Conservative Growth
  Portfolio                                            0.25            0.80               --          1.05
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio(5)                     0.25            0.80           (0.25)          0.80
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio(5)                 0.25            0.80           (0.25)          0.80
Vanguard LifeStrategy Growth Portfolio                 0.25            0.80               --          1.05
Vanguard LifeStrategy Moderate Growth Portfolio        0.25            0.80               --          1.05
Vanguard/Wellington                                    0.25            0.80               --          1.05
Vanguard/Windsor II                                    0.25            0.80               --          1.05

--------------------------------------------------------------------------------

FUND OPERATING EXPENSES FOR FUNDS WHICH HAVE NOT YET COMMENCED OPERATIONS ARE BASED ON

CURRENT ESTIMATES AND ARE SUBJECT TO MODIFICATION PRIOR TO EFFECTIVENESS.

FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                                           MANAGEMENT   12B-1          OTHER      TOTAL FUND
                           FUND                               FEES      FEES        EXPENSES(6)    EXPENSES
                           ----                            ----------   -----       -----------   ----------
AGSPC Asset Allocation(8)                                     0.50%       --            0.07%        0.57%
AGSPC Capital Conservation                                    0.50        --            0.07         0.57
AGSPC Government Securities                                   0.50        --            0.06         0.56
AGSPC Growth                                                  0.80        --            0.06         0.86
AGSPC Growth & Income                                         0.75        --            0.06         0.81
AGSPC International Equities                                  0.35        --            0.07         0.42
AGSPC International Government Bond                           0.50        --            0.06         0.56
AGSPC MidCap Index                                            0.34        --            0.06         0.40
AGSPC Money Market                                            0.50        --            0.07         0.57
AGSPC Science & Technology                                    0.90        --            0.06         0.96
AGSPC Small Cap Index                                         0.35        --            0.06         0.41
AGSPC Social Awareness                                        0.50        --            0.06         0.56
AGSPC Stock Index                                             0.27        --            0.07         0.34
American Century -- Twentieth Century Ultra                   1.00        --              --         1.00
American General Balanced(10)                                 0.16        --            0.67         0.83
American General Conservative Growth Lifestyle                0.10        --              --         0.10
American General Domestic Bond(10)                            0.10        --            0.74         0.84
American General Growth Lifestyle                             0.10        --              --         0.10
American General International Growth(10)                     0.20        --            0.96         1.16
American General International Value(10)                      0.27        --            0.78         1.05
American General Large Cap Growth(10)                         0.16        --            0.70         0.86
American General Large Cap Value(10)                          0.11        --            0.70         0.81
American General Mid Cap Growth(10)                           0.13        --            0.67         0.80
American General Mid Cap Index(10)                              --        --            0.59         0.59
American General Mid Cap Value(10)                            0.38        --            0.67         1.05
American General Moderate Growth Lifestyle                    0.10        --              --         0.10
American General Money Market(10)                               --        --            0.56         0.56
American General S&P 500 Index(10)                              --        --            0.58         0.58
American General Small Cap Growth(10)                         0.53        --            0.63         1.16
American General Small Cap Index(10)                            --        --            0.59         0.59
American General Small Cap Value(10)                          0.36        --            0.63         0.99
American General Socially Responsible(10)                       --        --            0.56         0.56
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio                                 0.75        --            0.03         0.78
Founders Growth                                               0.67      0.25            0.18         1.10
Neuberger&Berman Guardian Trust(7)                            0.84        --            0.04         0.88
Putnam Global Growth                                          0.64      0.25            0.35         1.24
Putnam New Opportunities                                      0.50      0.25            0.31         1.06
Putnam OTC & Emerging Growth                                  0.56      0.25            0.35         1.16
Scudder Growth and Income                                     0.46        --            0.30         0.76
T. Rowe Price Small-Cap Stock                                 0.77        --            0.25         1.02
Templeton Foreign                                             0.61      0.25            0.22         1.08
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1(9)                      0.60        --            0.18         0.78
  Templeton International: Class 1(9)                         0.69        --            0.19         0.88
Vanguard LifeStrategy Conservative Growth Portfolio             --        --            0.29         0.29
Vanguard Fixed Income Securities Fund -- Long-Term
  Corporate Portfolio                                         0.03        --            0.29         0.32
Vanguard Fixed Income Securities Fund -- Long-Term U.S.
  Treasury Portfolio                                          0.01        --            0.26         0.27
Vanguard LifeStrategy Growth Portfolio                          --        --            0.29         0.29
Vanguard LifeStrategy Moderate Growth Portfolio                 --        --            0.29         0.29
Vanguard/Wellington                                           0.04        --            0.25         0.29
Vanguard/Windsor II                                           0.15        --            0.22         0.37

                           See footnotes on page 11.

EXAMPLE #1 -- Assuming No Account Maintenance Fee and
              No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $14      $ 43      $ 75       $165
AGSPC Capital Conservation Division 7                          14        43        75        165
AGSPC Government Securities Division 8                         14        43        75        164
AGSPC Growth Division 15                                       17        52        90        197
AGSPC Growth & Income Division 16                              16        51        88        192
AGSPC International Equities Division 11                       12        39        67        148
AGSPC International Government Bond Division 13                14        43        75        164
AGSPC MidCap Index Division 4                                  12        38        66        146
AGSPC Money Market Division 6                                  14        43        75        165
AGSPC Science & Technology Division 17                         18        55        96        208
AGSPC Small Cap Index Division 14                              12        38        67        147
AGSPC Social Awareness Division 12                             14        43        75        164
AGSPC Stock Index Division 10                                  12        36        63        139
American Century -- Twentieth Century Ultra
  Division 31                                                  19        58       100        216
American General Balanced Division 42                          14        44        76        166
American General Conservative Growth Lifestyle Division 50      7        21        36         81
American General Domestic Bond Division 43                     14        44        76        167
American General Growth Lifestyle Division 48                   7        21        36         81
American General International Growth Division 33              17        54        93        202
American General International Value Division 34               16        50        87        189
American General Large Cap Growth Division 39                  14        45        77        170
American General Large Cap Value Division 40                   14        43        75        164
American General Mid Cap Growth Division 37                    14        43        74        163
American General Mid Cap Index Division 46                     12        36        63        139
American General Mid Cap Value Division 38                     16        51        87        191
American General Moderate Growth Lifestyle
  Division 49                                                   7        21        36         81
American General Money Market Division 44                      11        35        61        136
American General S&P 500 Index Division 47                     12        36        62        138
American General Small Cap Growth Division 35                  17        54        93        202
American General Small Cap Index Division 45                   12        36        63        139
American General Small Cap Value Division 36                   16        49        84        184
American General Socially Responsible Division 41              11        35        61        136
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio Division 18                      14        42        73        161
Founders Growth Division 30                                    19        60       103        223
Neuberger&Berman Guardian Trust
  Division 29                                                  17        53        91        199
Putnam Global Growth Division 28                               21        64       110        237
Putnam New Opportunities Division 26                           19        59       101        218
Putnam OTC & Emerging Growth Division 27                       20        62       106        229
Scudder Growth and Income Division 21                          16        49        85        186
T. Rowe Price Small-Cap Stock Division 51                      21        65       111        240
Templeton Foreign Division 32                                  19        59       102        221
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1 Division 19              14        42        73        161
  Templeton International: Class 1 Division 20                 15        45        78        172
Vanguard LifeStrategy Conservative Growth Portfolio Division
  54                                                           14        42        74        162
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22                    11        36        62        137
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division 23                11        34        59        131
Vanguard LifeStrategy Growth Portfolio Division 52             14        42        74        162
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    14        42        74        162
Vanguard/Wellington Division 25                                14        42        74        162
Vanguard/Windsor II Division 24                                14        45        78        171

EXAMPLE #2 -- Assuming No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $15      $ 45      $ 78       $171
AGSPC Capital Conservation Division 7                          15        45        78        171
AGSPC Government Securities Division 8                         14        45        78        170
AGSPC Growth Division 15                                       17        54        93        203
AGSPC Growth & Income Division 16                              17        53        91        198
AGSPC International Equities Division 11                       13        40        70        155
AGSPC International Government Bond Division 13                14        45        78        170
AGSPC MidCap Index Division 4                                  13        39        69        152
AGSPC Money Market Division 6                                  15        45        78        171
AGSPC Science & Technology Division 17                         18        57        98        214
AGSPC Small Cap Index Division 14                              13        40        70        153
AGSPC Social Awareness Division 12                             14        45        78        170
AGSPC Stock Index Division 10                                  12        38        66        145
American Century -- Twentieth Century Ultra Division 31        19        60       103        222
American General Balanced Division 42                          17        45        79        172
American General Conservative Growth Lifestyle
  Division 50                                                   7        23        39         88
American General Domestic Bond Division 43                     15        46        79        174
American General Growth Lifestyle Division 48                   7        23        39         88
American General International Growth Division 33              18        56        96        208
American General International Value Division 34               17        52        90        195
American General Large Cap Growth Division 39                  15        46        80        176
American General Large Cap Value Division 40                   14        45        78        170
American General Mid Cap Growth Division 37                    14        45        77        169
American General Mid Cap Index Division 46                     12        38        66        145
American General Mid Cap Value Division 38                     17        52        90        197
American General Moderate Growth Lifestyle Division 49          7        23        39         88
American General Money Market Division 44                      12        37        64        142
American General S&P 500 Index Division 47                     12        38        65        144
American General Small Cap Growth Division 35                  18        56        96        208
American General Small Cap Index Division 45                   12        38        66        145
American General Small Cap Value Division 36                   16        50        87        190
American General Socially Responsible Division 41              12        37        64        142
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio Division 18                      18        55        94        205
Founders Growth Division 30                                    20        61       106        229
Neuberger&Berman Guardian Trust Division 29                    18        55        94        205
Putnam Global Growth Division 28                               21        66       113        243
Putnam New Opportunities Division 26                           19        60       104        224
Putnam OTC & Emerging Growth Division 27                       20        63       109        235
Scudder Growth and Income Division 21                          16        51        88        192
T. Rowe Price Small-Cap Stock Division 51                      22        67       114        246
Templeton Foreign Division 32                                  20        61       105        226
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1 Division 19              19        59       102        221
  Templeton International: Class 1 Division 20                 20        62       107        232
Vanguard LifeStrategy Conservative Growth Portfolio
  Division 54                                                  14        44        76        168
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio Division 22                    12        37        65        143
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio Division 23                11        36        62        137
Vanguard LifeStrategy Growth Portfolio Division 52             14        44        76        168
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    14        44        76        168
Vanguard/Wellington Division 25                                14        44        76        168
Vanguard/Windsor II Division 24                                15        47        81        177

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $61      $ 95      $128       $171
AGSPC Capital Conservation Division 7                          61        95       128        171
AGSPC Government Securities Division 8                         61        95       128        170
AGSPC Growth Division 15                                       64       104       143        203
AGSPC Growth & Income Division 16                              63       102       141        198
AGSPC International Equities Division 11                       60        90       120        155
AGSPC International Government Bond Division 13                61        95       128        170
AGSPC MidCap Index Division 4                                  59        90       119        152
AGSPC Money Market Division 6                                  61        95       128        171
AGSPC Science & Technology Division 17                         65       107       148        214
AGSPC Small Cap Index Division 14                              60        90       120        153
AGSPC Social Awareness Division 12                             61        95       128        170
AGSPC Stock Index Division 10                                  59        88       116        145
American Century -- Twentieth Century Ultra Division 31        66       109       153        222
American General Balanced Division 42                          61        95       129        172
American General Conservative Growth Lifestyle
  Division 50                                                  54        73        89         88
American General Domestic Bond Division 43                     61        96       129        174
American General Growth Lifestyle Division 48                  54        73        89         88
American General International Growth Division 33              64       105       146        208
American General International Value Division 34               63       102       140        195
American General Large Cap Growth Division 39                  61        96       130        176
American General Large Cap Value Division 40                   61        95       128        170
American General Mid Cap Growth Division 37                    61        95       127        169
American General Mid Cap Index Division 46                     59        88       116        145
American General Mid Cap Value Division 38                     63       102       140        197
American General Moderate Growth Lifestyle Division 49         54        73        89         88
American General Money Market Division 44                      59        87       114        142
American General S&P 500 Index Division 47                     59        88       115        144
American General Small Cap Growth Division 35                  64       105       146        208
American General Small Cap Index Division 45                   59        88       116        145
American General Small Cap Value Division 36                   63       100       137        190
American General Socially Responsible Division 41              59        87       114        142
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio Division 18                      64       104       144        205
Founders Growth Division 30                                    66       111       156        229
Neuberger&Berman Guardian Trust Division 29                    64       104       144        205
Putnam Global Growth Division 28                               68       115       163        243
Putnam New Opportunities Division 26                           66       110       154        224
Putnam OTC & Emerging Growth Division 27                       67       112       159        235
Scudder Growth and Income Division 21                          63       101       138        192
T. Rowe Price Small-Cap Stock Division 51                      68       116       164        246
Templeton Foreign Division 32                                  66       110       155        226
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1 Division 19              66       109       152        221
  Templeton International: Class 1 Division 20                 67       112       157        232
Vanguard LifeStrategy Conservative Growth Portfolio
  Division 54                                                  61        94       126        168
Vanguard Fixed Income Securities Fund -- Long-Term Corporate
  Portfolio Division 22                                        59        87       115        143
Vanguard Fixed Income Securities Fund -- Long-Term U.S.
  Treasury Portfolio Division 23                               58        86       112        137
Vanguard LifeStrategy Growth Portfolio Division 52             61        94       126        168
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    61        94       126        168
Vanguard/Wellington Division 25                                61        94       126        168
Vanguard/Windsor II Division 24                                62        97       131        177

--------------------------------------------------------------------------------
------------

 (1) Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.

 (2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

 (3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.

 (4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.

     The following Funds and/or their affiliates or distributors pay administrative, shareholder service or distribution fees to the Company:
     American Century -- Twentieth Century (0.21%), American General Funds (0.25%), Dreyfus (0.15%), Founders (0.25%), Neuberger&Berman (0.25%),
     Putnam (0.25%), Scudder (0.25%) and Templeton (0.25%) With respect to American Century -- Twentieth Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets in excess of $75 million.

 (5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division which may be terminated by the Company at any time without notice.

 (6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.

 (7) Neuberger&Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"). Both the Fund and Trust are managed by Neuberger&Berman Management Incorporated ("N&B"). N&B voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses.

 (8) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

 (9) For these Funds Management fees and Total Fund Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. See Fund prospectus for details. Actual Management Fees and Total Fund Expenses during 1997 were lower.

(10) After expense reimbursement. In the absence of the expense reimbursement, management fees, other expenses and total fund operating expenses, respectively, would be: Balanced Fund, 0.80%, 0.67% and 1.47%; Domestic Bond Fund, 0.60%, 0.74% and 1.34%; International Growth Fund, 0.90%, 0.96% and 1.86%; International Value Fund, 1.00%, 0.78% and 1.78%; Large Cap Growth Fund, 0.55%, 0.70% and 1.25%; Large Cap Value Fund, 0.50%, 0.70% and 1.20%; Mid Cap Growth Fund, 0.65%, 0.67% and 1.32%; Mid Cap Index Fund, 0.28%, 0.76% and 1.04%; Mid Cap Value Fund, 0.75%, 0.67% and 1.42%; Money
     Market Fund, 0.25%, 0.75% and 1.00%; S&P 500 Index Fund, 0.27%, 0.61% and
     0.88%; Small Cap Growth Fund, 0.85%, 0.63% and 1.48%; Small Cap Index Fund, 0.28%, 0.85% and 1.13%; Small Cap Value Fund, 0.75%, 0.63% and 1.38%; and
     Socially Responsible Fund, 0.25%, 0.76% and 1.01%.

     Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

     This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

     Selected Purchase Unit Data

     ---------------------------------------------------------------------------
Portfolio Director Plus Series 1.20 to 12.20 is a new variable annuity product; therefore, there is no Selected Purchase Unit Data available at this time.

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR PLUS

Portfolio Director Plus was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director Plus can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director Plus will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director Plus called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director Plus.

ABOUT VALIC

We are a life insurance company organized in 1955 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director Plus. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director Plus's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director Plus. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Fifty Divisions are available and represent the Variable Account Options in Portfolio Director Plus. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director Plus. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A in 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director Plus. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director Plus, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director Plus, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director Plus be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director Plus. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

All inquiries regarding
PORTFOLIO DIRECTOR PLUS
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Portfolio Director Plus enables you to participate in Divisions that represent fifty Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. You may not according to your retirement program be able to invest in all fifty Variable Account Options described in this prospectus. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These mutual funds serve as the investment vehicles for Portfolio Director Plus and include:

- American General Series Portfolio
  Company 1 (AGSPC 1) -- offers 13 funds, for which VALIC serves as investment adviser.

- American General Series Portfolio Company 3 (AGSPC 3) -- offers 18 funds for which VALIC serves as investment adviser.

- American Century Investments -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Dreyfus Variable Investment Fund -- offers 1 fund, for which The Dreyfus Corporation serves as investment adviser.

- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser.

- Neuberger&Berman Management Inc. -- offers 1 fund for which Neuberger&Berman Management Inc. serves as investment manager and Neuberger&Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- T. Rowe Price Small-Cap Stock Fund, Inc. -- offers 1 fund for which T. Rowe Price Associates, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 3 funds for which Templeton Global Advisors Limited and Templeton Investment Counsel, Inc. serves as investment advisers.

- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Sixteen of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

SUMMARY OF FUNDS

A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown in the graphs reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables for all Funds other than the AGSPC 3 Funds reflect the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception.
Since the AGSPC 3 Funds began operations on               , 1998, no actual
performance history exists. The returns shown in the tables for those AGSPC 3 Funds reflect the performance of comparable funds or composites managed by the subadvisers for the Funds as described in the accompanying narrative. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.

For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director Plus.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC ASSET ALLOCATION FUND*
(Division 5)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,970
        03/31/90             12,011
        03/31/91             13,021
        03/31/92             13,775
        03/31/93             14,679
        03/31/94             14,784
        03/31/95             15,743
        03/31/96             18,941
        03/31/97             20,649
        03/31/98             26,917

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
AGSPC CAPITAL CONSERVATION FUND
(Division 7)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,258
        03/31/90             11,110
        03/31/91             11,472
        03/31/92             12,873
        03/31/93             14,798
        03/31/94             14,890
        03/31/95             15,323
        03/31/96             16,867
        03/31/97             17,398
        03/31/98             19,244

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

 * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

AGSPC GOVERNMENT SECURITIES FUND
(Division 8)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,247
        03/31/90             11,102
        03/31/91             12,039
        03/31/92             13,231
        03/31/93             15,059
        03/31/94             15,205
        03/31/95             15,614
        03/31/96             17,010
        03/31/97             17,472
        03/31/98             19,319

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
AGSPC
GROWTH FUND
(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.

Annual Value of a $10,000
 Stipulated Payment made
      April 29,1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        03/31/95             11,265
        03/31/96             15,969
        03/31/97             16,589
        03/31/98             24,369

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC GROWTH & INCOME FUND
(Division 16)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        03/31/95             10,781
        03/31/96             14,003
        03/31/97             15,451
        03/31/98             21,004

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31
AGSPC INTERNATIONAL
EQUITIES FUND
(Division 11)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        03/31/90              8,402
        03/31/91              8,637
        03/31/92              7,794
        03/31/93              8,556
        03/31/94             10,253
        03/31/95             10,733
        03/31/96             12,051
        03/31/97             12,132
        03/31/98             14,276

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC
INTERNATIONAL GOVERNMENT
BOND FUND
(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        03/31/92             10,334
        03/31/93             11,793
        03/31/94             12,802
        03/31/95             14,814
        03/31/96             15,101
        03/31/97             15,003
        03/31/98             15,121

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC MIDCAP INDEX FUND
(Division 4)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400(R) Index*.

The performance information for the MidCap Index Division is shown in two separate sets of tables and graphs for the ten year period beginning April 1, 1988 and for the period beginning October 1, 1991. The latter period shows the performance of the MidCap Index Division since the change in investment objectives, investment program and investment restrictions of the underlying Fund. Selected Purchase Unit data for the last ten years for the MidCap Index
Division appears on page      of this prospectus.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        03/31/92             11,004
        03/31/93             12,513
        03/31/94             13,095
        03/31/95             14,045
        03/31/96             17,869
        03/31/97             19,495
        03/31/98             28,713

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]
                             PERIOD ENDED MARCH 31

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,064
        03/31/90             12,109
        03/31/91             12,405
        03/31/92             13,239
        03/31/93             15,055
        03/31/94             15,754
        03/31/95             16,898
        03/31/96             21,498
        03/31/97             23,454
        03/31/98             34,545

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400" are trademarks of Standard and Poor's ("S&P"). The AGSCP MidCap Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AGSPC
MONEY MARKET FUND
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,697
        03/31/90             11,529
        03/31/91             12,294
        03/31/92             12,791
        03/31/93             13,068
        03/31/94             13,317
        03/31/95             13,805
        03/31/96             14,434
        03/31/97             15,033
        03/31/98             15,695

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
AGSPC
SCIENCE & TECHNOLOGY FUND
(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.

Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        03/31/95             13,771
        03/31/96             20,520
        03/31/97             19,574
        03/31/98             26,268

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC SMALL CAP INDEX FUND
(Division 14)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R) Index.*

Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        03/31/93             11,467
        03/31/94             12,361
        03/31/95             12,829
        03/31/96             16,316
        03/31/97             17,078
        03/31/98             23,983

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]

                             PERIOD ENDED MARCH 31
AGSPC
SOCIAL AWARENESS FUND
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        03/31/90              9,972
        03/31/91             11,200
        03/31/92             11,869
        03/31/93             13,449
        03/31/94             13,205
        03/31/95             14,841
        03/31/96             19,563
        03/31/97             23,482
        03/31/98             34,336

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]

                             PERIOD ENDED MARCH 31

 * The Russell(R) Index is a trademark/servicemark of the Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

AGSPC
STOCK INDEX FUND
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)*.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,477
        03/31/90             13,439
        03/31/91             15,041
        03/31/92             16,388
        03/31/93             18,704
        03/31/94             18,688
        03/31/95             21,324
        03/31/96             27,883
        03/31/97             33,082
        03/31/98             48,427

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31
AMERICAN CENTURY --
TWENTIETH CENTURY ULTRA FUND
Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,998
        03/31/90             13,189
        03/31/91             21,027
        03/31/92             25,697
        03/31/93             27,688
        03/31/94             32,854
        03/31/95             33,454
        03/31/96             44,384
        03/31/97             48,032
        03/31/98             69,484

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

 * "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The AGSPC Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN GENERAL
BALANCED FUND
(Division 42)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Seeks balanced accomplishment of (i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

The Balanced Fund commenced operations on            . However, the Fund's
investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The performance information for the Fund is for a composite of such similar accounts ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the subadviser. The inception dates of the accounts comprising the Sub-adviser Composite range from December 31, 1974 to September 30, 1997. The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on register of mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Sub-adviser Composite.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,117
        03/31/90             12,648
        03/31/91             14,125
        03/31/92             15,664
        03/31/93             17,735
        03/31/94             18,069
        03/31/95             19,744
        03/31/96             24,395
        03/31/97             27,338
        03/31/98             35,580

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL CONSERVATIVE
GROWTH LIFESTYLE FUND
(Division 50)*

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks current income and low to moderate growth of capital through investments in Series Company Funds.

* The Fund commenced operations on           , 1998. Accordingly, no performance
  for the Fund is available.

AMERICAN GENERAL DOMESTIC
BOND FUND
(Division 43)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with conservation of capital through investment in debt instruments and other income producing securities.

The Domestic Bond Fund commenced operations on              . However, the
Fund's investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The performance information for the Fund is for a composite of such similar accounts ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception date of the accounts comprising the Sub-adviser Composite range from December 31, 1972 to March 1, 1998. The discretionary accounts in the Subadviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Sub-adviser Composite.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,356
        03/31/90             11,461
        03/31/91             12,920
        03/31/92             14,349
        03/31/93             16,402
        03/31/94             16,292
        03/31/95             16,796
        03/31/96             18,339
        03/31/97             19,095
        03/31/98             21,103

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL GROWTH
LIFESTYLE FUND
(Division 48)*

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth through investments in Series Company Funds. The Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in common stocks may offer.

* The Fund commenced operations on           , 1998. Accordingly, no performance
  for the Fund is available.

AMERICAN GENERAL INTERNATIONAL
GROWTH FUND
(Division 33)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

1. The Templeton Performance Information

The International Growth Fund commenced operations on                 . The
performance information shown below is for the Templeton International Fund, a series of the Templeton Variable Products Series Fund, which was managed by Mr. Jacobs, a principal of the Sub-adviser. The Templeton International Fund has substantially similar, though not necessarily identical objectives, policies and strategies as the International Growth Fund. The chart shows the historical investment performance for the periods ended June 30. The inception date for the Templeton International Fund was May 1, 1992. During Mr. Jacobs tenure as portfolio manager, from May 1, 1992 to June 30, 1995, he was primarily responsible for the day-to-day management of the fund, and no other person had a significant role in achieving the fund's performance.

Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        06/30/92              9,711
        06/30/93             10,513
        06/30/94             12,965
        06/30/95             14,209

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]

                           PERIOD ENDED JUNE 30, 1995

AMERICAN GENERAL INTERNATIONAL
GROWTH FUND -- (CONTINUED)
(Division 33)

--------------------------------------------------------------------------------

2. The Separate Account Performance Information

Although the International Growth Fund has no performance record, the Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain separately managed accounts of the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all relevant separately managed accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.

The separately managed account in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite has been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Please refer to the prospectus of the Fund for further information regarding the Fund's use of performance information for the International Growth Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1995        $ Value
-------------------------   -------
        10/01/95            $10,000
        03/31/96             10,596
        03/31/97             13,680
        03/31/98             16,195

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL INTERNATIONAL
VALUE FUND
(Division 34)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

The International Value Fund commenced operations on            . However, the
Fund's investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The performance information for the Fund reflects the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the subadviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception date of the discretionary accounts comprising the Sub-adviser Composite range from December 31, 1978 to March 31, 1998. The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Sub-adviser Composite.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,606
        03/31/90             12,150
        03/31/91             12,275
        03/31/92             12,620
        03/31/93             13,566
        03/31/94             16,992
        03/31/95             16,851
        03/31/96             19,836
        03/31/97             22,058
        03/31/98             26,941

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AT APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL LARGE CAP
GROWTH FUND
(Division 39)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

The Large Cap Growth Fund commenced operation on                 . However, the
Fund's investment objectives, policies and strategies are substantially similar to the Goldman Sachs CORE Large Cap Growth Fund and it is managed in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund. Performance information prior to November 11, 1991 (commencement date for Goldman Sachs CORE Large Cap Growth Fund) is that of a predecessor separate account adjusted to reflect the higher fees and expenses applicable to Goldman Sachs CORE Large Cap Growth Fund. Although the predecessor separate account was managed by the Sub-adviser in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund, the separate account was not registered under the Investment Company Act of 1940 (the "1940 Act") and was not subject to certain investment restrictions imposed by the 1940 Act and the Internal Revenue Code. If it had been registered under the 1940 Act, performance might have been adversely affected. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Composite.

Annual Value of a $10,000
 Stipulated Payment made
    December 1, 1991        $ Value
-------------------------   -------
        12/01/91            $10,000
        03/31/92             10,830
        03/31/93             10,940
        03/31/94             13,044
        03/31/95             14,158
        03/31/96             19,448
        03/31/97             25,098
        03/31/98             32,093

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE DECEMBER 1, 1991

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL LARGE CAP
VALUE FUND
(Division 40)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide total returns that exceed over time the S&P 500 Index through investments in equity securities.

The Large Cap Value Fund commenced operations on                 . However, the
Fund is managed in substantially the same manner and by the same individuals as those employed by the Sub-adviser for discretionary accounts (the "Discretionary Accounts") managed by the Sub-adviser with similar investment objectives, policies and strategies. The Discretionary Accounts are not subject to the investment limitations, diversification and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. The performance information for the Fund reflects the historical performance for the Discretionary Accounts. If it had been subject to such regulation, performance might have been adversely affected. The inception date for the Discretionary Accounts range from August 1, 1992 through August 1, 1997. Please refer to the prospectus for the Fund for further information regarding the Fund's use of related performance information for the Discretionary Account.

Annual Value of a $10,000
 Stipulated Payment made
     August 1, 1992         $ Value
-------------------------   -------
        08/01/92            $10,000
        03/31/93             11,419
        03/31/94             11,721
        03/31/95             12,828
        03/31/96             16,803
        03/31/97             20,340
        03/31/98             32,004

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE AUGUST 1, 1992

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL MID CAP
GROWTH FUND
(Division 37)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is of secondary importance.

The Mid Cap Growth Fund commenced operations on                 . However, the
Fund's investment objective and policies and the Fund's strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The performance information for the Fund reflects the historical performance for the Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all discretionary accounts managed by the Sub-adviser invested principally in equity securities of medium capitalization companies using the same investment strategy that the subadviser will employ on behalf of the Fund. The inception date of the discretionary investment management accounts comprising the Combined Accounts Composite range from January 1, 1993 to October 1, 1997. The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, then performance might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Combined Accounts Composite.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1993        $ Value
-------------------------   -------
        01/01/93            $10,000
        03/31/93              9,726
        03/31/94             10,610
        03/31/95             11,615
        03/31/96             15,000
        03/31/97             16,194
        03/31/98             23,033

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1993

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL MID CAP
INDEX FUND
(Division 46)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400 Index*.

The Mid Cap Index Fund commenced operations on                 . However, the
Fund's investment objectives, policies and strategies are substantially similar to the American General Series Portfolio Company's MidCap Index Fund ("AGSPC MidCap Index Fund") and it is managed in substantially the same manner and by the same individuals as the AGSPC MidCap Index Fund. The performance information for the Fund is for the AGSPC MidCap Index Fund and is shown in two separate sets of tables and graphs for the ten year period beginning April 1, 1988 and for the period beginning October 1, 1991. The inception date for the AGSPC MidCap Index Fund was October 13, 1982. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the AGSPC MidCap Index Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        03/31/92             11,020
        03/31/93             12,569
        03/31/94             13,174
        03/31/95             14,168
        03/31/96             18,079
        03/31/97             19,777
        03/31/98             29,218

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                             PERIOD ENDED MARCH 31

 *"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). The American General Mid Cap Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN GENERAL MID CAP
INDEX FUND
(Division 46)

---------------------------------------------------------------


Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,094
        03/31/90             12,175
        03/31/91             12,503
        03/31/92             13,721
        03/31/93             15,649
        03/31/94             16,402
        03/31/95             17,640
        03/31/96             22,509
        03/31/97             24,623
        03/31/98             36,378


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL MID CAP
VALUE FUND
(Division 38)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth through investment in common stocks of medium-to-large-capitalization established companies using a value-oriented investment approach.

The Mid Cap Value Fund commenced operations on              . However, the
Fund's investment objectives, policies and strategies are substantially similar to those of the Neuberger&Berman Partners Fund and it is managed in substantially the same manner and by the same individuals as the Neuberger&Berman Partners Fund. The performance information for the Fund is for the Neuberger&Berman Partners Fund for the period April 1, 1988 through March 31, 1998. The inception date for the Neuberger&Berman Partners Fund was January 20, 1975. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Neuberger& Berman Partners Fund.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89              9,945
        03/31/90             11,141
        03/31/91             12,214
        03/31/92             13,796
        03/31/93             16,508
        03/31/94             17,410
        03/31/95             19,441
        03/31/96             25,888
        03/31/97             30,619
        03/31/98             43,109

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL MODERATE
GROWTH LIFESTYLE FUND
(Division 49)*

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in stocks, but who are not willing to assume the substantial market risks of the Lifestyle Growth Fund.

* The Fund commenced operations on           , 1998. Accordingly, no performance
  for the Fund is available.

AMERICAN GENERAL MONEY
MARKET FUND
(Division 44)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

The Money Market Fund commenced operations on              . However, the Fund's
investment objectives, policies and strategies are substantially similar to those of the American General Series Portfolio Company's Money Market Fund ("AGSPC Money Market Fund") and it is managed in substantially the same manner and by the same individuals as the AGSPC Money Market Fund. The performance information for the Fund is for the AGSPC Money Market Fund for the period April 1, 1988 to March 31, 1998. The inception date for the AGSPC Money Market Fund was January 16, 1986. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the AGSPC Money Market Fund.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,723
        03/31/90             11,582
        03/31/91             12,380
        03/31/92             12,915
        03/31/93             13,227
        03/31/94             13,490
        03/31/95             14,019
        03/31/96             14,695
        03/31/97             15,343
        03/31/98             16,059

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL S&P 500
INDEX FUND
(Division 47)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide investment results that, before expenses correspond to the total return (i.e. the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

The S&P 500 Index Fund commenced operations on              . However, the
Fund's investment objectives, policies and strategies are substantially similar to the BT Pyramid Large Cap Equity Index Fund and it is managed in substantially the same manner and by the same individuals as the BT Pyramid Large Cap Equity Index Fund. The performance information for the Fund is for the BT Pyramid Large Cap Equity Index Fund for the period April 1, 1988 to March 31, 1998. The inception date for the BT Pyramid Large Cap Equity Index Fund was May 31, 1977. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for BT Pyramid Large Cap Equity Index Fund.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,723
        03/31/90             13,720
        03/31/91             15,756
        03/31/92             17,368
        03/31/93             19,879
        03/31/94             19,870
        03/31/95             22,818
        03/31/96             29,965
        03/31/97             35,662
        03/31/98             52,447

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN GENERAL SMALL CAP
GROWTH FUND
(Division 35)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth from a portfolio of small company growth stocks.

The Small Cap Growth Fund commenced operations on                 . However, the
Fund's investment objective and policies and the Fund's strategies are substantially similar to those employed by the subadviser and its affiliates with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The performance information for the Fund reflects the historical performance for these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all non-mutual fund discretionary accounts managed by the Sub-adviser and its affiliates invested solely in the equity securities of small capitalization companies using the same investment strategy that the Sub-adviser employs on behalf of the Fund. The inception date of the discretionary accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997. The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Combined Accounts Composite.

Annual Value of a $10,000
 Stipulated Payment made
    September 1, 1994       $ Value
-------------------------   -------
        09/01/94            $10,000
        03/31/95             10,469
        03/31/96             14,602
        03/31/97             16,067
        03/31/98             24,564

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL SMALL CAP
INDEX FUND
(Division 45)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to replicate as closely as possible (before deduction of expenses) the total return of the Russell 2000 Index, an index consisting of 2,000 small-capitalization common stocks. The portfolio will include the common stock of one or more companies included in the Index on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000 Index.

The Small Cap Index Fund commenced operations on                 . However, the
Fund's investment objectives, policies and strategies are substantially similar to the BT Pyramid Russell 2000 Index Fund and it is managed in substantially the same manner and by the same individuals as the BT Pyramid Russell 2000 Index Fund. The performance information for the Fund is for BT Pyramid Russell 2000 Index Fund for the period April 1, 1988 through March 31, 1998. The inception date for BT Advisor Funds Small Cap Index Fund was October 31, 1987. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for BT Pyramid Russell 2000 Index Fund.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,975
        03/31/90             11,553
        03/31/91             12,654
        03/31/92             15,317
        03/31/93             16,874
        03/31/94             18,458
        03/31/95             19,523
        03/31/96             24,834
        03/31/97             26,084
        03/31/98             36,954

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL SMALL CAP
VALUE FUND
(Division 36)*

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies in terms of revenues and/or market capitalization.

* The Fund commenced operations on         , 1998. Accordingly, no performance
  for the Fund is available.

AMERICAN GENERAL SOCIALLY
RESPONSIBLE FUND
(Division 41)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

The Socially Responsible Fund commenced operations on              . However,
the Fund's investment objectives, policies and strategies are substantially similar to those of the American General Series Portfolio Company's Social Awareness Fund ("AGSPC Social Awareness Fund") and it is managed in substantially the same manner and by the same individuals as the AGSPC Social Awareness Fund. The performance information for the Fund is for the AGSPC Social Awareness Fund for the period October 2, 1989 through March 31, 1998. The inception date for the AGSPC Social Awareness Fund was October 2, 1989. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the AGSPC Social Awareness Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        03/31/90             10,022
        03/31/91             11,267
        03/31/92             11,970
        03/31/93             13,604
        03/31/94             13,361
        03/31/95             15,059
        03/31/96             19,912
        03/31/97             23,969
        03/31/98             35,157

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]

                             PERIOD ENDED MARCH 31

DREYFUS SMALL CAP PORTFOLIO
(Division 18)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to maximize capital appreciation and invests principally in common stocks. This Fund will be particularly alert to companies which The Dreyfus Corporation considers to be emerging smaller-size companies which are believed to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings.

Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        03/31/91             12,869
        03/31/92             30,796
        03/31/93             49,745
        03/31/94             74,691
        03/31/95             82,946
        03/31/96            105,315
        03/31/97            107,928
        03/31/98            148,142

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]

                             PERIOD ENDED MARCH 31
FOUNDERS GROWTH FUND
(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,174
        03/31/90             13,347
        03/31/91             14,890
        03/31/92             17,577
        03/31/93             20,392
        03/31/94             23,850
        03/31/95             24,960
        03/31/96             35,158
        03/31/97             38,589
        03/31/98             54,683

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

NEUBERGER&BERMAN
GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in common stocks of long-established, high quality companies.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,866
        03/31/90             12,865
        03/31/91             14,777
        03/31/92             17,204
        03/31/93             20,718
        03/31/94             21,851
        03/31/95             24,613
        03/31/96             30,430
        03/31/97             34,459
        03/31/98             45,588

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31
PUTNAM GLOBAL GROWTH FUND
Class A Shares
(Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,779
        03/31/90             12,278
        03/31/91             12,892
        03/31/92             13,294
        03/31/93             14,470
        03/31/94             17,108
        03/31/95             17,014
        03/31/96             20,926
        03/31/97             23,089
        03/31/98             29,561

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

 * Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in the same portfolio as Neuberger&Berman Guardian Fund(SM) ("Fund"), which is also managed by Neuberger& Berman Management Incorporated ("N&B Management"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B Management voluntarily bears certain operating expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated on sixty days' prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for the periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.

PUTNAM NEW OPPORTUNITIES
FUND
Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.

Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        03/31/91             13,871
        03/31/92             18,945
        03/31/93             22,682
        03/31/94             28,745
        03/31/95             33,776
        03/31/96             48,326
        03/31/97             45,018
        03/31/98             68,671

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]

                             PERIOD ENDED MARCH 31
PUTNAM OTC & EMERGING
GROWTH FUND
Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
04/01/88                    $10,000
03/31/89                     10,924
03/31/90                     12,645
03/31/91                     14,234
03/31/92                     15,921
03/31/93                     18,098
03/31/94                     22,302
03/31/95                     26,171
03/31/96                     39,287
03/31/97                     32,176
03/31/98                     48,552

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                             PERIOD ENDED MARCH 31

SCUDDER GROWTH AND
INCOME FUND
(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,378
        03/31/90             12,476
        03/31/91             14,130
        03/31/92             16,192
        03/31/93             18,548
        03/31/94             19,403
        03/31/95             21,668
        03/31/96             28,041
        03/31/97             32,902
        03/31/98             46,566

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                             PERIOD ENDED MARCH 31
T. ROWE PRICE SMALL-CAP STOCK FUND
(Division 51)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investments in securities of small to medium-sized companies.

Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1992        $ Value
-------------------------   -------
        08/31/92            $10,000
        03/31/93             11,862
        03/31/94             13,121
        03/31/95             14,074
        03/31/96             18,593
        03/31/97             20,516
        03/31/98             29,438

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1992

                                    [CHART]
                             PERIOD ENDED MARCH 31

TEMPLETON FOREIGN FUND
Class 1 Shares
(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth. Any income realized will be incidental. The Fund tries to achieve its goal by a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States.


Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,675
        03/31/90             14,533
        03/31/91             14,801
        03/31/92             16,286
        03/31/93             17,305
        03/31/94             21,689
        03/31/95             21,701
        03/31/96             24,935
        03/31/97             28,823
        03/31/98             32,630


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
TEMPLETON ASSET
ALLOCATION FUND:
CLASS 1
(Division 19)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks a high level of total return through a flexible policy of investing in the following market segments: stocks of companies in any nation, debt securities of companies and governments of any nation, and money market instruments.

Annual Value of a $10,000
 Stipulated Payment made
     August 24, 1988        $ Value
-------------------------   -------
        08/24/88            $10,000
        03/31/89             10,486
        03/31/90             11,344
        03/31/91             11,485
        03/31/92             13,256
        03/31/93             14,912
        03/31/94             16,965
        03/31/95             17,329
        03/31/96             21,344
        03/31/97             24,945
        03/31/98             30,689

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 24, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

TEMPLETON INTERNATIONAL FUND:
CLASS 1
(Division 20)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized would be incidental.

Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        03/31/93              9,944
        03/31/94             13,065
        03/31/95             12,929
        03/31/96             15,716
        03/31/97             19,046
        03/31/98             24,032

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]

                             PERIOD ENDED MARCH 31
VANGUARD LIFESTRATEGY
CONSERVATIVE GROWTH PORTFOLIO
(Division 54)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks a high level of income and moderate long-term growth of capital and income.

Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        03/31/95             10,562
        03/31/96             12,420
        03/31/97             13,412
        03/31/98             16,483

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

                                    [CHART]
                             PERIOD ENDED MARCH 31

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
CORPORATE PORTFOLIO
Institutional Class Shares
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade bonds.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,547
        03/31/90             11,619
        03/31/91             13,003
        03/31/92             14,705
        03/31/93             17,236
        03/31/94             17,638
        03/31/95             18,311
        03/31/96             20,527
        03/31/97             20,943
        03/31/98             24,411

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
U.S. TREASURY PORTFOLIO
Institutional Class Shares
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests primarily in long-term U.S. Treasury securities backed by the full faith and credit of the U.S. Government. At least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,558
        03/31/90             11,652
        03/31/91             12,986
        03/31/92             14,268
        03/31/93             16,737
        03/31/94             17,169
        03/31/95             17,767
        03/31/96             20,062
        03/31/97             20,278
        03/31/98             23,856

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

VANGUARD LIFESTRATEGY
GROWTH LIFESTYLE PORTFOLIO
(Division 52)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital and income.

Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        03/31/95             10,692
        03/31/96             13,253
        03/31/97             14,624
        03/31/98             19,665

                    VALUE AT MONTHLY INTERVALS OF A $10,000
               STIPULATED PAYMENT MADE SEPTEMBER 30, 1994 [CHART]
                             PERIOD ENDED MARCH 31
VANGUARD LIFESTRATEGY
MODERATE GROWTH PORTFOLIO
(Division 53)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks a reasonable level of income and long-term growth of capital and income.

Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        03/31/95             10,592
        03/31/96             12,848
        03/31/97             14,016
        03/31/98             18,081

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

                                    [CHART]
                             PERIOD ENDED MARCH 31

VANGUARD/WELLINGTON FUND
Institutional Class Shares
(Division 25)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks conservation of principal, a reasonable income return, and profits without undue risk.

This Fund seeks relative capital stability, a reasonable level of income, and the potential for capital appreciation. By balancing its investments among common stocks and bonds, the Fund is expected to provide lower investment risk and share price volatility (and a lower return in the long run) than a mutual fund which invests exclusively in common stocks.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,398
        03/31/90             12,481
        03/31/91             13,598
        03/31/92             14,958
        03/31/93             17,077
        03/31/94             17,529
        03/31/95             19,457
        03/31/96             24,379
        03/31/97             27,250
        03/31/98             35,630

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                             PERIOD ENDED MARCH 31
VANGUARD/WINDSOR II
Institutional Class Shares
(Division 24)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and income by investing primarily in common stocks. The Fund's secondary objective is to provide current income.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             12,376
        03/31/90             13,671
        03/31/91             15,019
        03/31/92             16,244
        03/31/93             19,171
        03/31/94             19,303
        03/31/95             21,706
        03/31/96             28,983
        03/31/97             33,838
        03/31/98             49,174

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]

                             PERIOD ENDED MARCH 31

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director Plus account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director Plus was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Fixed Account Option or Variable Account Option selected. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 52 investment options offered in Portfolio Director Plus. This includes 2 Fixed Account Options and 50 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 (the
Act). The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS
Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Profile of Portfolio Director Plus Contract" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges"
section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director Plus account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director Plus without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director Plus's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director Plus's investment options subject to the following limitations:

                             % OF ACCOUNT
                  -----------------------------------     OTHER
 ACCOUNT OPTION       VALUE            FREQUENCY       RESTRICTIONS
----------------  --------------  -------------------  ------------
Variable:           Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable       Up to 100%    Once every 365 days      None
 Payout:           of money in
                     variable
                  option payout
Fixed:            Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the New York Stock Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director Plus, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an aggregate annualized rate of 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director Plus. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director Plus, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director Plus may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT

  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are voluntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with

  - Up to 2 Fixed Account Options (payment is fixed and guaranteed).

PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

    - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

    - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception to federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period, and

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis,

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See "Offering, Purchase and Redemption of Fund Shares" in the Series Company Statement of Additional Information. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director Plus. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic

--------------------------------------------------------------------------------

withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Plus Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director Plus. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director Plus. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director Plus to other contract forms are not permitted.

  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director Plus. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director Plus. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director Plus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director Plus.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director Plus will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director Plus will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director Plus.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director Plus for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR PLUS

The following other contracts may be exchanged.

  - Portfolio Director and Portfolio Director 2 Contracts

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director Plus will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF PORTFOLIO DIRECTOR AND
PORTFOLIO DIRECTOR 2 CONTRACTS TO PORTFOLIO
DIRECTOR PLUS CONTRACTS

Portfolio Director, Portfolio Director 2 and Portfolio Director Plus contain the same provisions except as to the level of fees and as to available Variable Account Options and certain separate Account Expense Reimbursements. Portfolio Director, Portfolio Director 2 and Portfolio Director Plus are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals.

COMPARISON OF OTHER CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director Plus. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director Plus is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

FEATURES OF PORTFOLIO DIRECTOR PLUS

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director Plus.

  - Portfolio Director Plus has more investment options to select from.

  - Portfolio Director Plus has 16 publicly available mutual funds as investment options.

  - The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director Plus has an Interest Guaranteed Death Benefit.

  - Portfolio Director Plus's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director Plus may charge fees higher or lower than other series of Portfolio Director Plus.

  - Portfolio Director Plus's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts, Portfolio Director Contracts and Portfolio Director 2 Contracts for the equivalent units of interest in Portfolio Director Plus.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director Plus any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director Plus from SA-1, Independence Plus, Portfolio Director or Portfolio Director 2 Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director Plus. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for

--------------------------------------------------------------------------------

their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract.

  - Leave current assets in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director Plus.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director Contract or Portfolio Director 2 Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract, or Portfolio Director 2 Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract, Portfolio Director Contract, Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract Portfolio Director Contract or Portfolio Director 2 Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director Plus, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus.

Once a participant transfers assets and future Purchase Payments to Portfolio Director Plus the participant will not be permitted to exchange back to the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director Plus, the participant will be allowed at a later date to transfer the current assets to Portfolio Director Plus. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director Contract, Portfolio Director 2 Contract and Portfolio Director Plus, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director Plus will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director Plus may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director Plus.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

--------------------------------------------------
Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but a Contingent Contract
Owner may also be provided
for.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director Plus are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- Investment
Options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director Plus. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director Plus are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director Plus was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In
addition, because other Funds began operations on        , 1998, no actual
performance history exists. The returns shown in the tables for those Funds reflect the performance of comparable funds managed by the subadvisers for the Funds. In each case, we will use the charges and fees imposed by Portfolio Director Plus in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director Plus at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director Plus will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- Subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director Plus. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director Plus charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET AND AMERICAN GENERAL MONEY MARKET DIVISIONS

We may advertise the AGSPC Money Market and American General Money Market Divisions' Current Yield and Effective Yield.

The Current Yield refers to the income produced by an investment in the AGSPC Money Market or American General Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the AGSPC Money Market Division the 7-day Current Yield for the last 7 days ended March 31, 1998 was 4.27%.

The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the AGSPC Money Market Division the 7-day Effective Yield for the last 7 days ended March 31, 1998 was 4.36%.

DIVISIONS OTHER THAN THE AGSPC MONEY MARKET AND AMERICAN GENERAL MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market and American General Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

COMPARABLE FUND PERFORMANCE DATA

The performance data shown in Tables II, IV and VI for the American General Fund Divisions listed in those tables are based on the performance data of comparable funds and composites of comparable funds (each a "Comparable Fund"). Each Fund listed in Tables II, IV and VI is modelled after a Comparable Fund and will be managed in substantially the same manner and by the same personnel as its Comparable Fund. Fees and expenses of the American General Funds listed in Tables II, IV and VI may differ from the fees and expenses historically incurred by the
Comparable Funds. Please see the prospectus for each Fund for further details.

THE PERFORMANCE INFORMATION IN TABLES II, IV AND VI IS BASED ON FUNDS AND ON COMPOSITES COMPARABLE TO THE AMERICAN GENERAL FUNDS LISTED IN THOSE TABLES, AND DOES NOT REFLECT THE ACTUAL PERFORMANCE OF THE AMERICAN GENERAL FUNDS LISTED IN TABLES II, IV AND VI.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the six tables below.

The information presented does not reflect the advantage under Portfolio Director Plus of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.55% to 1.05% during the Purchase Period on the daily net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM UNDERLYING FUND INCEPTION TO MARCH 31, 1998)

                                                         INCEPTION      SINCE
                  FUND AND DIVISION*                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                  ------------------                     ---------    ---------    --------    -------     -------      ------
AGSPC Asset Allocation Fund (Division 5)(3)............  09/06/83            --       10.35%      12.21%      18.33%      25.28%
AGSPC Capital Conservation Fund (Division 7)...........  01/16/86            --        6.71        4.51        6.38        5.57
AGSPC Government Securities Fund (Division 8)..........  01/16/86            --        6.75        4.20        5.83        5.54
AGSPC Growth (Division 15).............................  04/29/94         24.78%         --          --       28.25       41.81
AGSPC Growth & Income Fund (Division 16)...............  04/29/94         20.03          --          --       23.75       30.87
AGSPC International Equities Fund (Division 11)........  10/02/89          4.22          --       10.05        8.52       12.61
AGSPC International Government Bond (Division 13)......  10/01/91          6.51          --        4.20      (0.90)      (3.81)
AGSPC MidCap Index Fund (Division 4)(4)
  Period from 04/01/88 to 03/31/98.....................  10/13/82            --       13.14       17.48       25.80       42.20
  Period from 10/01/91 to 03/31/98.....................                   17.55          --       17.48       25.80       42.20
AGSPC Money Market (Division 6)........................  01/16/86            --        4.55        2.79        2.76      (0.35)
AGSPC Science & Technology (Division 17)...............  04/29/94         27.24          --          --       22.85       29.12
AGSPC Small Cap Index Fund (Division 14)...............  05/01/92         15.86          --       15.28       22.01       35.35
AGSPC Social Awareness (Division 12)...................  10/02/89         15.57          --       20.07       31.23       41.14
AGSPC Stock Index (Division 10)........................  04/20/87            --       17.02       20.42       30.40       41.30
American Century-Twentieth Century Ultra (Division
  31)..................................................  11/02/81            --       21.32       19.65       26.48       39.58
Dreyfus Variable Investment Fund --
  Dreyfus Small Cap Portfolio (Division 18)............  08/31/90         42.63          --       23.90       20.12       32.18
Founders Growth (Division 30)..........................  01/05/62            --       18.45       21.28       28.81       36.63
Neuberger&Berman Guardian Trust (Division 29)(1).......  06/01/50            --       16.32       16.48       21.62       27.22
Putnam Global Growth (Division 28).....................  09/01/67            --       11.39       14.72       18.99       22.96
Putnam New Opportunities (Division 26).................  08/31/90         28.87          --       24.32       25.56       47.45
Putnam OTC & Emerging Growth (Division 27).............  11/01/82            --       17.05       21.29       21.69       45.81
Scudder Growth and Income (Division 21)(2).............  11/13/84            --       16.56       19.66       27.97       36.45
T. Rowe Price Small-Cap Stock (Division 51)(5).........  08/31/92         21.25          --       18.42       26.60       38.33
Templeton Foreign (Division 32)........................  10/05/82            --       12.49       12.85       13.21        8.14
Templeton Variable Products Series Fund --
  Templeton Asset Allocation Fund: Class 1 (Division
     19)...............................................  08/24/88         12.23          --       14.90       19.77       17.96
  Templeton International Fund: Class 1 (Division
     20)...............................................  05/01/92         15.90          --       18.74       21.77       21.11
Vanguard LifeStrategy Conservative Growth Portfolio
  (Division 54)........................................  09/30/94         14.27          --          --       14.59       17.81
Vanguard Fixed Income Securities Fund- Long-Term
  Corporate Portfolio (Division 22)**..................  07/09/73            --        9.27        6.38        8.60       11.49
Vanguard Fixed Income Securities Fund- Long-Term U.S.
  Treasury Portfolio (Division 23)**...................  05/19/86            --        9.02        6.52        8.87       12.58
Vanguard LifeStrategy Growth Portfolio (Division 52)...  09/30/94         20.36          --          --       21.24       29.36
Vanguard LifeStrategy Moderate Growth Portfolio
  (Division 53)........................................  09/30/94         17.42          --          --       18.18       23.90
Vanguard/Wellington (Division 25)......................  07/01/29            --       13.49       15.22       21.15       25.68
Vanguard/Windsor II (Division 24)......................  06/24/85            --       17.20       20.19       30.29       40.24

---------------

  * The table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase for all Funds other than T. Rowe Price Small-Cap Stock Fund and the Vanguard LifeStrategy Portfolios on January 1, 1998. For the T. Rowe Price Small-Cap Stock Fund and the Vanguard LifeStrategy Portfolios the Contrast became available as of the date of this prospectus.
 ** The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

(1) Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B Management"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B Management voluntarily bears certain operating expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated on sixty days' prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.

(2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

(3) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

(4) The AGSPC MidCap Index Division was formerly the Capital Accumulation Division. Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical data prior to October 1, 1991 reflect investment experience prior to these changes.

(5) T. Rowe Price Small-Cap Stock Fund commenced operations on June 1, 1956. The performance figures in the Table are for the period that T. Rowe Price Associates, Inc. assumed management of the Fund on August 31, 1992.

                                                                        TABLE II

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM COMPARABLE FUND INCEPTION TO MARCH 31, 1998)

                                                                SINCE
                     FUND AND DIVISION*                       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                     ------------------                       ---------    --------    -------     -------      ------
American General Balanced Fund (Division 42)................        --        12.62%      12.94%      19.61%      24.29%
American General Conservative Growth Lifestyle Fund
  (Division 50)**...........................................        --           --          --          --          --
American General Domestic Bond Fund (Division 43)...........        --         7.70        4.07        6.22        5.40
American General Growth Lifestyle Fund (Division 48)**......        --           --          --          --          --
American General International Growth Fund (Division 33)
  Period from 05/01/92 to 06/30/95..........................     10.42%          --          --       12.52        5.89
  Period from 10/01/95 to 03/31/98..........................     19.70           --          --          --       14.66
American General International Value Fund (Division 34).....        --        10.36       12.40       15.47       16.99
American General Large Cap Growth Fund (Division 39)........     20.13           --       23.98       30.17       22.71
American General Large Cap Value Fund (Division 40).........     22.71           --       21.06       34.42       52.18
American General Mid Cap Growth Fund (Division 37)..........     17.16           --       18.24       24.46       37.11
American General Mid Cap Index Fund (Division 46)
  Period from 04/01/88 to 03/31/98..........................        --        13.73       17.06       26.01       42.58
  Period from 10/01/91 to 03/31/98..........................     17.86           --       17.06       26.01       42.58
American General Mid Cap Value Fund (Division 38)...........        --        19.34       19.28       29.14       35.62
American General Moderate Growth Lifestyle Fund (Division
  49)**.....................................................        --           --          --          --          --
American General Money Market Fund (Division 44)............        --         4.79        2.89        2.91       (0.43)
American General S&P 500 Index Fund (Division 47)...........        --        17.97       20.42       30.73       41.90
American General Small Cap Growth Fund (Division 35)........     28.53           --          --       32.32       47.89
American General Small Cap Index Fund (Division 45).........        --        13.90       16.16       17.91       36.51
American General Small Cap Value Fund (Division 36)**.......        --           --          --          --          --
American General Socially Responsible Fund (Division 41)....     15.65           --       19.74       31.43       41.50

---------------

 *  These Funds commenced operations on           , 1998. Accordingly, no actual
    performance history for such Funds exists. The Performance data shown in the above Table is based on the performance data of Comparable Funds reduced by Separate Account Fees that would have been incurred during the applicable period. For a description of the methodology used in determining Comparable Fund performance for each Fund, please see the "Summary of Funds" in this prospectus.

**  These Funds commenced operations on           , 1998 and no Comparable Fund
    performance information is available for these Funds.

                                                                       TABLE III

                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM UNDERLYING FUND INCEPTION TO MARCH 31, 1998)

                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION*                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   ---------   --------   -------   -------   ------
AGSPC Asset Allocation Fund (Division 5)(3).................  09/06/83         --      10.41%     12.89%    19.58%   30.35%
AGSPC Capital Conservation Fund (Division 7)................  01/16/86         --       6.77       5.40      7.89    10.61
AGSPC Government Securities Fund (Division 8)...............  01/16/86         --       6.81       5.09      7.36    10.57
AGSPC Growth (Division 15)..................................  04/29/94      25.51%        --         --     29.33    46.89
AGSPC Growth & Income Fund (Division 16)....................  04/29/94      20.84         --         --     24.90    35.94
AGSPC International Equities Fund (Division 11).............  10/02/89       4.28         --      10.78      9.98    17.68
AGSPC International Government Bond (Division 13)...........  10/01/91       6.57         --       5.10      0.69     0.78
AGSPC MidCap Index Fund (Division 4)(4)
  Period from 04/01/88 to 03/31/98..........................  10/13/82                 13.20      18.07     26.92    47.29
  Period from 10/01/91 to 03/31/98..........................                17.62         --      18.07     26.92    47.29
AGSPC Money Market (Division 6).............................  01/16/86         --       4.61       3.73      4.37     4.40
AGSPC Science & Technology (Division 17)....................  04/29/94      27.94         --         --     24.02    34.20
AGSPC Small Cap Index Fund (Division 14)....................  05/01/92      15.92         --      15.90     23.19    40.43
AGSPC Social Awareness (Division 12)........................  10/02/89      15.64         --      20.62     32.26    46.22
AGSPC Stock Index (Division 10).............................  04/20/87         --      17.09      20.96     31.44    46.38
American Century -- Twentieth Century Ultra (Division 31)...  11/02/81         --      21.39      20.20     27.59    44.66
Dreyfus Variable Investment Fund --
  Dreyfus Small Cap Portfolio (Division 18).................  08/31/90      42.71         --      24.39     21.33    37.26
Founders Growth (Division 30)...............................  01/05/62         --      18.52      21.81     29.88    41.70
Neuberger&Berman Guardian Trust (Division 29)(1)............  06/01/50         --      16.38      17.08     22.81    32.30
Putnam Global Growth (Division 28)..........................  09/01/67         --      11.45      15.36     20.22    28.03
Putnam New Opportunities (Division 26)......................  08/31/90      28.94         --      24.80     26.68    52.54
Putnam OTC & Emerging Growth (Division 27)..................  11/01/82         --      17.12      21.82     22.88    50.90
Scudder Growth and Income (Division 21)(2)..................  11/13/84         --      16.63      20.21     29.05    41.53
T. Rowe Price Small-Cap Stock (Division 51)(5)..............  06/01/56      21.32         --      19.17     27.86    43.49
Templeton Foreign (Division 32).............................  10/05/82         --      12.55      13.52     14.56    13.21
Templeton Variable Products Series Fund --
  Templeton Asset Allocation Fund: Class 1 (Division 19)....  08/24/88      12.29         --      15.53     20.99    23.03
  Templeton International Fund: Class 1 (Division 20).......  05/01/92      15.96         --      19.30     22.96    26.18
Vanguard LifeStrategy Conservative Growth Portfolio
  (Division 54).............................................  09/30/94      15.35         --         --     15.98    22.90
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**.............  07/09/73         --       9.33       7.21     10.06    16.56
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**.........  05/19/86         --       9.08       7.34     10.32    17.65
Vanguard LifeStrategy Growth Portfolio (Division 52)........  09/30/94      21.31         --         --     22.50    34.47
Vanguard LifeStrategy Moderate Growth Portfolio (Division
  53).......................................................  09/30/94      18.43         --         --     19.49    29.00
Vanguard/Wellington (Division 25)...........................  07/01/29         --      13.55      15.85     22.34    30.75
Vanguard/Windsor II (Division 24)...........................  06/24/85         --      17.27      20.73     31.34    45.32

---------------

 * The table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase for all Funds other than T. Rowe Price Small-Cap Stock Fund and the Vanguard LifeStrategy Portfolios on January 1, 1998. For the T. Rowe Price Small-Cap Stock Fund and the Vanguard LifeStrategy Portfolios the Contrast became available as of the date of this prospectus.

**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                        TABLE IV
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM COMPARABLE FUND INCEPTION TO MARCH 31, 1998)

                                                                SINCE
                     FUND AND DIVISION*                       INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   --------   -------   -------   ------
American General Balanced Fund (Division 42)................        --     12.69%     13.83%    21.02%   29.45%
American General Conservative Growth Lifestyle Fund
  (Division 50)**...........................................        --        --         --        --       --
American General Domestic Bond Fund (Division 43)...........        --      7.76       5.17      7.90    10.52
American General Growth Lifestyle Fund (Division 48)**......        --        --         --        --       --
American General International Growth Fund (Division 33)
  Period from 05/01/92 to 06/30/95..........................     11.74%       --         --     14.00    10.97
  Period from 10/01/95 to 03/31/98..........................     21.28        --         --        --    18.38
American General International Value Fund (Division 34).....        --     10.42      14.70     16.92    22.14
American General Large Cap Growth Fund (Division 39)........     20.19        --      24.63     31.33    27.87
American General Large Cap Value Fund (Division 40).........     22.78        --      21.79     35.59    57.35
American General Mid Cap Growth Fund (Division 37)..........     17.23        --      18.81     25.61    42.24
American General Mid Cap Index Fund (Division 46)
  Period from 04/01/88 to 03/31/98..........................        --     13.79      17.84     27.26    47.74
  Period from 10/01/91 to 03/31/98..........................     17.93        --      17.84     27.26    47.74
American General Mid Cap Value Fund (Division 38)...........        --     15.74      20.04     30.37    40.79
American General Moderate Growth Lifestyle Fund (Division
  49)**.....................................................        --        --         --        --       --
American General Money Market Fund (Division 44)............        --      4.85       3.99      4.63     4.66
American General S&P 500 Index Fund (Division 47)...........        --     18.03      21.17     31.94    47.07
American General Small Cap Growth Fund (Division 35)........     29.84        --         --     32.85    52.89
American General Small Cap Index Fund (Division 45).........        --     13.96      16.97     23.70    41.68
American General Small Cap Value Fund (Division 36)**.......        --        --         --        --       --
American General Socially Responsible Fund (Division 41)....     15.94        --      20.49     32.63    46.67

---------------

 * These Funds commenced operations on             , 1998. Accordingly, no
   actual performance history for such Funds exists. The Performance data shown in the above Table is based on the performance data of Comparable Funds reduced by Separate Account Fees that would have been incurred during the applicable period. For a description of the methodology used in determining Comparable Fund performance for each Fund, please see the "Summary of Funds" in this prospectus.

** These Funds commenced operations on             , 1998 and no Comparable Fund
   performance information is available for these Funds.

                                                                         TABLE V
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM UNDERLYING FUND INCEPTION TO MARCH 31, 1998)

                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION*                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   ---------   --------   -------   -------   ------
AGSPC Asset Allocation Fund (Division 5)(3).................  09/06/83          --     169.17%    83.38%    70.97%   30.35%
AGSPC Capital Conservation Fund (Division 7)................  01/16/86          --      92.44     30.05     25.59    10.61
AGSPC Government Securities Fund (Division 8)...............  01/16/86          --      93.19     28.21     23.73    10.57
AGSPC Growth (Division 15)..................................  04/29/94      143.69%        --        --    116.33    46.89
AGSPC Growth & Income Fund (Division 16)....................  04/29/94      110.04         --        --     94.83    35.94
AGSPC International Equities Fund (Division 11).............  10/02/89       42.76         --     66.85     33.01    17.68
AGSPC International Government Bond (Division 13)...........  10/01/91       51.21         --     28.22      2.07     0.78
AGSPC MidCap Index Fund (Division 4)(4)
  Period from 04/01/88 to 03/31/98..........................                    --     245.45    129.46    104.43    47.29
  Period from 10/01/91 to 03/31/98..........................                187.13         --    129.46    104.43    47.29
AGSPC Money Market (Division 6).............................  01/16/86          --      56.95     20.10     13.69     4.40
AGSPC Science & Technology (Division 17)....................  04/29/94      162.68         --        --     90.75    34.20
AGSPC Small Cap Index Fund (Division 14)....................  05/01/92      139.83         --    109.15     86.95    40.43
AGSPC Social Awareness (Division 12)........................  10/02/89      243.36         --    155.31    131.36    46.22
AGSPC Stock Index (Division 10).............................  04/20/87          --     384.27    158.91    127.10    46.38
American Century -- Twentieth Century Ultra (Division 31)...  11/02/81          --     594.84    150.96    107.70    44.66
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio (Division 18).................  08/31/90    1,381.42         --    197.81     78.60    37.26
Founders Growth (Division 30)...............................  01/05/62          --     446.83    168.16    119.08    41.70
Neuberger&Berman Guardian Trust (Division 29)(1)............  06/01/50          --     355.88    120.04     85.22    32.30
Putnam Global Growth (Division 28)..........................  09/01/67          --     195.61    104.30     73.75    28.03
Putnam New Opportunities (Division 26)......................  08/31/90      586.71         --    202.75    103.31    52.54
Putnam OTC & Emerging Growth (Division 27)..................  11/01/82          --     385.52    168.27     85.52    50.90
Scudder Growth and Income (Division 21)(2)..................  11/13/84          --     365.66    151.05    114.91    41.53
T. Rowe Price Small-Cap Stock (Division 51)(5)..............  06/01/56      194.38         --    140.43    109.17    43.49
Templeton Foreign (Division 32).............................  10/05/82          --     226.30     88.56     50.36    13.21
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund: Class 1 (Division 19)....  08/24/88      206.89         --    105.80     77.10    23.03
  Templeton International Fund: Class 1 (Division 20).......  05/01/92      140.32         --    141.68     85.89    26.18
Vanguard LifeStrategy Conservative Growth Portfolio
  (Division 54).............................................  09/30/94       64.83         --        --     56.06    22.90
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**.............  07/09/73          --     144.11     41.63     33.31    16.56
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**.........  05/19/86          --     138.56     42.53     34.27    17.65
Vanguard LifeStrategy Growth Lifestyle Portfolio (Division
  52).......................................................  09/30/94       96.65         --        --     83.92    34.47
Vanguard LifeStrategy Moderate Growth Lifestyle Portfolio
  (Division 53).............................................  09/30/94       80.81         --        --     70.70    29.00
Vanguard/Wellington (Division 25)...........................  07/01/29          --     256.30    108.54     83.12    30.75
Vanguard/Windsor II (Division 24)...........................  06/24/85          --     391.74    156.50    126.55    45.32

---------------

 * The table reflects the historical performance of each Fund based on investment in a hypothetical Contract form the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase for all Funds other than T. Rowe Price Small-Cap Stock Fund and the Vanguard LifeStrategy Portfolios on January 1, 1998. For the T. Rowe Price Small-Cap Stock Fund and the Vanguard LifeStrategy Portfolios the Contrast became available as of the date of this prospectus.

**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                        TABLE VI
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM COMPARABLE FUND INCEPTION TO MARCH 31, 1998)

                                                                SINCE
                     FUND AND DIVISION*                       INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   --------   -------   -------   ------
American General Balanced Fund (Division 42)................        --     229.94%    91.15%    77.32%   29.45%
American General Conservative Growth Lifestyle Fund
  (Division 50)**...........................................        --         --        --        --       --
American General Domestic Bond Fund (Division 43)...........        --     111.03     28.66     25.64    10.52
American General Growth Lifestyle Fund (Division 48)**......        --         --        --        --       --
American General International Growth Fund (Division 33)
  Period from 05/01/92 to 06/30/95..........................     42.09%        --        --     48.16    10.97
  Period from 10/01/95 to 03/31/98..........................     61.95         --        --        --    18.38
American General International Value Fund (Division 34).....        --     169.41     98.60     59.88    22.14
American General Large Cap Growth Fund (Division 39)........    220.93         --    202.91    126.68    27.87
American General Large Cap Value Fund (Division 40).........    220.04         --    168.11    149.49    57.35
American General Mid Cap Growth Fund (Division 37)..........    130.33         --    136.84     98.31    42.24
American General Mid Cap Index Fund(Division 46)
  Period from 04/01/88 to 03/31/98..........................        --     263.78    127.29    106.23    47.74
  Period from 10/01/91 to 03/31/98..........................    192.18         --    127.29    106.23    47.74
American General Mid Cap Value Fund (Division 38)...........        --     331.09    149.38    121.74    40.79
American General Moderate Growth Lifestyle Fund (Division
  49)**.....................................................        --         --        --        --       --
American General Money Market Fund(Division 44).............        --      60.59     21.62     14.55     4.66
American General S&P 500 Index Fund (Division 47)...........        --     424.47    161.36    129.85    47.07
American General Small Cap Growth Fund (Division 35)........    145.64         --        --    134.63    52.89
American General Small Cap Index Fund (Division 45).........        --     269.54    119.00     89.28    41.68
American General Small Cap Value Fund (Division 36)**.......        --         --        --        --       --
American General Socially Responsible Fund (Division 41)....    251.57         --    154.03    133.46    46.67

---------------

 *  These Funds commenced operations on             , 1998. Accordingly, no
    actual performance history for such Funds exists. The Performance data shown in the above Table is based on the performance data of Comparable Funds reduced by Separate Account Fees that would have been incurred during the applicable period. For a description of the methodology used in determining Comparable Fund performance for each Fund, please see the "Summary of Funds" in this prospectus.

**  These Funds commenced operations on             , 1998 and no Comparable
    Fund performance information is available for these Funds.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director Plus may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director Plus was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director Plus may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director Plus provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, or is instead a nonqualified Contract. Portfolio Director Plus is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) individual retirement annuities;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) simplified deferred
     compensation plans of private
     employers;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director Plus is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise tax, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h))

--------------------------------------------------------------------------------

which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. In any event, were the IRS to challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

Generally, investment earnings on contributions to Non-Qualified Contracts will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Plus Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (0.55% - 1.05% during the purchase period and 0.75% - 1.25% during the payout period) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age
59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a

--------------------------------------------------------------------------------

pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------

YEAR 2000 RISKS

Like other insurance companies, financial and business organizations around the world, each of the Variable Account Options and the underlying mutual funds could be adversely affected if the computer systems used by the Company, other service providers and entities with computer systems that are linked to the Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that its uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Variable Account Options' other major service providers. The Company expects to be substantially complete with its computer systems projects to address year 2000 issues by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Variable Account Options.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ............................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
Plus).

                             (Please Print or Type)

--------------------------------------------------------------------------------------

   Name: ............................................. G.A. #-------------------------

   Address: .......................................... Policy # ----------------------

   Social Security Number: ...........................

--------------------------------------------------------------------------------------

                      (This page intentionally left blank)

================================================================================

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:

3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955

10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700

222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844

1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 574-5433

165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344

10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611

100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700

230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 368-1001

11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 574-7145

7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330

1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022

8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099

4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801

410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840

90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 750-5611

University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529

Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028

1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288

1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030

Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822

5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515

800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253

   There are also more than thirty-six branch offices located throughout the country.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

================================================================================

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    8
Types of Variable Annuity Contracts.................    9
Federal Tax Matters.................................    9
    Tax Consequences of Purchase Payments...........    9
    Tax Consequences of Distributions...............   11
    Special Tax Consequences -- Early
      Distribution..................................   12
    Special Tax Consequences -- Required
      Distributions.................................   13
    Tax Free Rollovers, Transfers and Exchanges.....   14
Exchange Privilege..................................   14
    Exchanges From Portfolio Director...............   14
    Exchanges From Portfolio Director 2.............   15
    Exchanges From Independence Plus Contracts......   16
    Exchanges From V-Plan Contracts.................   17
    Exchanges From SA-1 and SA-2 Contracts..........   18
    Exchanges From Impact Contracts.................   19
    Exchanges From Compounder Contracts.............   20
    Information Which May Be Applicable To Any
      Exchange......................................   21
Calculation of Surrender Charge.....................   22
    Illustration of Surrender Charge on Total
      Surrender.....................................   22
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   22
Purchase Unit Value.................................   23
    Illustration of Calculation of Purchase Unit
      Value.........................................   23
    Illustration of Purchase of Purchase Units......   23
Performance Calculations............................   23
    AGSPC Money Market and American General Money
      Market Divisions Yields.......................   23
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   23
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   23
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   24
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   24
Standardized Yield for Bond Fund Divisions..........   24
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   24
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   24
    Calculation of Average Annual Total Return......   25
Performance Information.............................   26
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   26
    Performance Compared to Market Indices..........   26
    AGSPC Asset Allocation Division Five............   30
    AGSPC Capital Conservation Division Seven.......   31
    AGSPC Government Securities Division Eight......   32
    AGSPC Growth Division Fifteen...................   33
    AGSPC Growth & Income Division Sixteen..........   34
    AGSPC International Equities Division Eleven....   35
    AGSPC International Government Bond Division
      Thirteen......................................   35
    AGSPC MidCap Index Division Four................   36
    AGSPC Money Market Division Six.................   37
    AGSPC Science & Technology Division Seventeen...   37
    AGSPC Small Cap Index Division Fourteen.........   38
    AGSPC Social Awareness Division Twelve..........   38
    AGSPC Stock Index Division Ten..................   39
    American Century -- Twentieth Century Ultra
      Division Thirty-One...........................   40
    American General Balanced Division Forty-Two....   41


                                                      PAGE
                                                      ----
    American General Conservative Growth Lifestyle
      Division Fifty................................   41
    American General Domestic Bond Division
      Forty-Three...................................   42
    American General Growth Lifestyle Division
      Forty-Eight...................................   42
    American General International Growth Division
      Thirty-Three..................................   43
    American General International Value Division
      Thirty-Four...................................   44
    American General Large Cap Growth Division
      Thirty-Nine...................................   45
    American General Large Cap Value Division
      Forty.........................................   45
    American General Mid Cap Growth Division Thirty-
      Seven.........................................   46
    American General MidCap Index Division
      Forty-Six.....................................   46
    American General Mid Cap Value Division Thirty-
      Eight.........................................   47
    American General Moderate Lifestyle Division
      Forty-Nine....................................   47
    American General Money Market Division
      Forty-Four....................................   48
    American General Small Cap Growth Division
      Thirty-Five...................................   49
    American General Small Cap Index Division Forty-
      Five..........................................   49
    American General Small Cap Value Division
      Thirty-Six....................................   49
    American General S&P 500 Index Division Forty-
      Seven.........................................   50
    American General Socially Responsible Division
      Forty-One.....................................   50
    Dreyfus Small Cap Division Eighteen.............   51
    Founders Growth Division Thirty.................   52
    Neuberger&Berman Guardian Trust Division
      Twenty-Nine...................................   53
    Putnam Global Growth Division Twenty-Eight......   54
    Putnam New Opportunities Division Twenty-Six....   55
    Putnam OTC & Emerging Growth Division
      Twenty-Seven..................................   56
    Scudder Growth and Income Division Twenty-One...   56
    T. Rowe Price Small-Cap Stock Division
      Fifty-One.....................................   57
    Templeton Asset Allocation Division Nineteen....   58
    Templeton Foreign Division Thirty-Two...........   59
    Templeton International Division Twenty.........   60
    Vanguard LifeStrategy Conservative Growth
      Portfolio Division Fifty-Four.................   61
    Vanguard Fixed Income Securities
      Fund -- Long-Term Corporate Portfolio Division
      Twenty-Two....................................   62
    Vanguard Fixed Income Securities
      Fund -- Long-Term U.S. Treasury Portfolio
      Division Twenty-Three.........................   63
    Vanguard LifeStrategy Growth Portfolio Division
      Fifty-Two.....................................   64
    Vanguard LifeStrategy Moderate Growth Portfolio
      Division Fifty-Three..........................   64
    Vanguard/Wellington Division Twenty-Five........   65
    Vanguard/Windsor II Division Twenty-Four........   65
Payout Payments.....................................   66
    Assumed Investment Rate.........................   66
    Amount of Payout Payments.......................   66
    Payout Unit Value...............................   66
    Illustration of Calculation of Payout Unit
      Value.........................................   67
    Illustration of Payout Payments.................   67
Distribution of Variable Annuity Contracts..........   68
Experts.............................................   68
Comments on Financial Statements....................   69

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN
FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO
THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                             SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS DATED JULY 2, 1998
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR PLUS
SEPARATE ACCOUNT A
FOR SERIES 1.40 TO 12.40                                                  , 1998

PROSPECTUS

Certain Series of Portfolio Director Plus consists of group and individual variable annuity contracts that are offered by The Variable Annuity Life Insurance Company ("VALIC") to Participants in certain employer sponsored retirement plans. Portfolio Director Plus 1.40 to 12.40 consists of group variable annuity contracts that are offered by VALIC to Participants in certain employer retirement plans. Portfolio Director Plus may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only. Portfolio Director Plus is composed of the following contract forms:
UIT-194, UITG-194, UITN-194, UIT-IRA-194 and UIT-SEP-194.

Portfolio Director Plus permits you to invest in and receive retirement benefits in up to 2 Fixed Account Options and/or an array of up to 30 of the 50 Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not a part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract.

--------------------------------------------------------------------------------

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliate.

This prospectus provides you with information you should know before investing in Portfolio Director Plus. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

A Statement of Additional Information, dated            , 1998, has been filed
with the Securities and Exchange Commission. This Statement of Additional Information contains additional information about Portfolio Director Plus and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES. ALSO, IT HAS NOT PASSED ON WHETHER THIS PROSPECTUS IS ADEQUATE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                  DO NOT COPY

                               TABLE OF CONTENTS

                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     1
PROFILE OF PORTFOLIO DIRECTOR PLUS.................     2
FEE TABLE..........................................     6
SELECTED PURCHASE UNIT DATA........................    12
ABOUT PORTFOLIO DIRECTOR PLUS......................    13
ABOUT VALIC........................................    13
ABOUT VALIC SEPARATE ACCOUNT A.....................    13
UNITS OF INTERESTS.................................    13
VARIABLE ACCOUNT OPTIONS...........................    14
    Summary of Funds...............................    14

PURCHASE PERIOD....................................    52
    Purchase Payments..............................    52
    Purchase Units.................................    52
    Calculation of Purchase Unit Value.............    52
    Choosing Investment Options....................    53
         Fixed Account Options.....................    53
         Variable Account Options..................    53
    Stopping Purchase Payments.....................    53

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    54
    During the Purchase Period.....................    54
    During the Payout Period.......................    54
    Communicating Transfer or Reallocation
      Instructions.................................    54
    Effective Date of Transfer.....................    54

FEES AND CHARGES...................................    55
    Account Maintenance Fee........................    55
    Surrender Charge...............................    55
         Amount of Surrender Charge................    55
         10% Free Withdrawal.......................    55
         Exceptions to Surrender Charge............    55
    Premium Tax Charge.............................    56
    Separate Account Charges.......................    56
    Fund Annual Expense Charges....................    56
    Other Tax Charges..............................    56
    Reduction or Waiver of Account Maintenance Fee,
      Surrender, Mortality and Expense Risk Fee or
      Administration and Distribution Fee
      Charges......................................    57
    Separate Account Expense Reimbursement.........    57

PAYOUT PERIOD......................................    58
    Fixed Payout...................................    58
    Variable Payout................................    58
    Combination Fixed and Variable Payout..........    58
    Payout Date....................................    58
    Payout Options.................................    58
    Enhancements to Payout Options.................    59
    Payout Information.............................    59

SURRENDER OF ACCOUNT VALUE.........................    60
    When Surrenders are Allowed....................    60
    Amount That May Be Surrendered.................    60
    Surrender Restrictions.........................    60
    Partial Surrenders.............................    60
    Systematic Withdrawals.........................    60
    Distributions Required By Federal Tax Law......    61

                                                     PAGE
                                                     ----

EXCHANGE PRIVILEGE.................................    62
    Restrictions on Exchange Privilege.............    62
    Taxes and Conversion Costs.....................    62
    Surrender Charges..............................    62
    Exchange Offers for Contracts Other Than
      Portfolio Director Plus......................    62
    Comparison of Portfolio Director and Portfolio
      Director 2 Contracts to Portfolio Director
      Plus Contracts...............................    63
    Comparison of Other Contracts..................    63
    Features of Portfolio Director Plus............    63
    Agents' and Managers' Retirement Plan Exchange
      Offer........................................    63

DEATH BENEFITS.....................................    65
    Beneficiary Information........................    65
    Special Information for Individual Non-Tax
      Qualified Contracts..........................    65
    During the Purchase Period.....................    65
         Interest Guaranteed Death Benefit.........    65
         Standard Death Benefit....................    66
    During the Payout Period.......................    66

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    67
    Types of Investment Performance Information
      Advertised...................................    67
      Total Return Performance Information.........    67
      Standard Average Annual Total Return.........    67
      Nonstandard Average Annual Total
      Return.......................................    67
      Cumulative Total Return......................    67
      Annual Change in Purchase Unit Value.........    67
      Cumulative Change in Purchase Unit Value.....    68
      Total Return Based on Different Investment
         Amounts...................................    68
      An Assumed Account Value of $10,000..........    68
    Yield Performance Information..................    68
      AGSPC Money Market and American General Money
      Market Divisions.............................    68
      Divisions Other Than The AGSPC Money Market
         and American General Money Market
         Divisions.................................    68
    Performance Information: Average Annual Total
      Return, Cumulative Return and Annual and
      Cumulative Change in Purchase Unit Value
      Tables.......................................    68

OTHER CONTRACT FEATURES............................    76
    Changes That May Not Be Made...................    76
    Change of Beneficiary..........................    76
    Contingent Owner...............................    76
    Cancellation -- The 20 Day "Free Look".........    76
    We Reserve Certain Rights......................    76
    Relationship to Employer's Plan................    76

VOTING RIGHTS......................................    77
    Who May Give Voting Instructions...............    77
    Determination of Fund Shares Attributable to
      Your Account.................................    77
      During Purchase Period.......................    77
      During Payout Period or after a Death Benefit
         Has Been Paid.............................    77
    How Fund Shares Are Voted......................    77

FEDERAL TAX MATTERS................................    78
    Type of Plans..................................    78
    Tax Consequences in General....................    78
    Effect of Tax-Deferred Accumulations...........    79

YEAR 2000..........................................    81
    Year 2000 Risks................................    81

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                     PAGE NO.
-------------                     --------
Account Value...................    54
Annuitant.......................    65
Assumed Investment Rate.........    58
Beneficiary.....................    65
Contract Owner..................    65
Divisions.......................    67
Fixed Account Options...........    65
Home Office.....................    54
Mutual Fund or Fund.............    13
Participant.....................    01
Participant Year................    55
Payout Period...................    54
Payout Unit.....................    58
Purchase Payments...............   52, 67
Purchase Period.................    54
Purchase Unit...................    53
VALIC Separate Account A........    77
Variable Account Options........   14, 65


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director Plus, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director Plus will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director Plus except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.

Following this introduction is a summary of the major features and options of Portfolio Director Plus. This summary is called the "Profile of Portfolio Director Plus." It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.

PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

PROFILE OF PORTFOLIO DIRECTOR PLUS
--------------------------------------------------------------------------------
Portfolio Director Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director Plus's major features is presented below. For a more detailed discussion of Portfolio Director Plus, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director Plus offers a choice from among 50 Variable Account Options. You will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director Plus also offers two Fixed Account Options.

--------------------------------------------------------------------------------

                    FIXED ACCOUNT
                    OPTIONS
----------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                        Guaranteed high current                --                     --
OPTIONS             Account Plus                 interest income
                    --------------------------------------------------------------------------------------------------------------
                    Short-Term                   Guaranteed current                     --                     --
                    Fixed Account                interest income
----------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER                SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
INDEX               AGSPC International          Growth through investments tracking    VALIC                  N/A
EQUITY              Equities                     the EAFE Index
                    --------------------------------------------------------------------------------------------------------------
FUNDS
                    AGSPC MidCap                 Growth through investments             VALIC                  Bankers Trust
                    Index Fund                   tracking the S&P MidCap 400(R) Index                          Company
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Small Cap              Growth through investments tracking    VALIC                  Bankers Trust
                    Index Fund                   the Russell 2000(R) Index                                     Company
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Stock                  Growth through investments tracking    VALIC                  Bankers Trust
                    Index Fund                   the S&P 500(R) Index                                          Company
                    --------------------------------------------------------------------------------------------------------------
                    American General Mid         Growth through investments tracking    VALIC                  Bankers Trust
                    Cap                          the S&P MidCap 400 Index                                      Company
                    Index Fund
                    --------------------------------------------------------------------------------------------------------------
                    American General S&P         Total return through investments       VALIC                  Bankers Trust
                    500                          tracking the S&P 500 Index                                    Company
                    Index Fund
                    --------------------------------------------------------------------------------------------------------------
                    American General             Total return through investments       VALIC                  Bankers Trust
                    Small Cap                    tracking the Russell 2000 Index                               Company
                    Index Fund
----------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth                 Growth through investments             VALIC                  T. Rowe Price
MANAGED             Fund                         in service sector companies                                   Associates, Inc.
                    --------------------------------------------------------------------------------------------------------------
EQUITY              AGSPC Growth & Income        Growth and income through investments  VALIC                  Value Line, Inc.
FUNDS               Fund                         in stocks or securities convertible
                                                 into stocks
                    --------------------------------------------------------------------------------------------------------------
                    American Century --          Capital growth through                 American Century       N/A
                    Twentieth Century            investments in common                  Investment Management,
                    Ultra Fund                   stock                                  Inc.
                    --------------------------------------------------------------------------------------------------------------
                    American General             Long-term capital appreciation         VALIC                  Jacobs Asset
                    International Growth         through investments in companies in                           Management
                    Fund                         developed and emerging markets
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth of capital and future income    VALIC                  Capital Guardian
                    International Value          through investments in non-U.S.                               Trust Company
                    Fund                         issuers
                    --------------------------------------------------------------------------------------------------------------
                    American General             Long-term growth through investments   VALIC                  Goldman Sachs Asset
                    Large Cap Growth Fund        in large cap U.S. issuers                                     Management
                    --------------------------------------------------------------------------------------------------------------
                    American General             Total returns exceeding the S&P 500    VALIC                  State Street Bank &
                    Large Cap Value Fund         Index through investments in equity                           Trust Company/State
                                                 securities                                                    Street Global
                                                                                                               Advisors
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in equity   VALIC                  Brown Capital
                    Mid Cap Growth Fund          securities                                                    Management Inc.
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in          VALIC                  Neuberger&Berman
                    Mid Cap Value Fund           medium-to-large capitalization                                Management Inc.
                                                 companies
                    --------------------------------------------------------------------------------------------------------------
                    American General             Long-term growth through investments   VALIC                  JP Morgan
                    Small Cap Growth Fund        in small company growth stocks                                Investment
                                                                                                               Management Inc.
                    --------------------------------------------------------------------------------------------------------------
                    American General             Maximum long-term return through       VALIC                  Fiduciary
                    Small Cap Value Fund         investments in small capitalization                           Management
                                                 companies                                                     Associates, Inc.
                                                                                                               and
                                                                                                               Bankers Trust
                                                                                                               Company
                    --------------------------------------------------------------------------------------------------------------
                    Dreyfus Small                Growth through investments in smaller  The Dreyfus            N/A
                    Cap Portfolio                companies                              Corporation
                    --------------------------------------------------------------------------------------------------------------
                    Founders                     Long-term growth of capital through    Founders               N/A
                    Growth                       investment in common stocks of well    Asset
                    Fund                         established, high-quality growth       Management LLC
                                                 companies
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER                SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
                    Neuberger&Berman             Capital appreciation, and secondarily  N&B Management Inc.    Neuberger&
                    Guardian Trust               current income by investing primarily                         Berman, LLC
                                                 in common stocks of long-established,
                                                 high quality companies
                    --------------------------------------------------------------------------------------------------------------
                    Putnam Global                Capital appreciation through a         Putnam Investment      N/A
                                                 globally
                    Growth Fund                  diversified portfolio of common        Management Inc.
                                                 stocks
                    --------------------------------------------------------------------------------------------------------------
                    Putnam New                   Long-term capital appreciation         Putnam Investment      N/A
                    Opportunities Fund           through investment in common stock     Management Inc.
                    --------------------------------------------------------------------------------------------------------------
                    Putnam OTC &                 Capital appreciation through           Putnam Investment      N/A
                    Emerging Growth              investments in common stocks of        Management Inc.
                    Fund                         small-to-medium companies
                    --------------------------------------------------------------------------------------------------------------
                    Scudder Growth               Long-term growth of capital, current   Scudder Kemper         N/A
                    and Income Fund              income and growth of income            Investments, Inc.
                    --------------------------------------------------------------------------------------------------------------
                    Templeton                    Long-term capital growth through       Templeton Global       N/A
                                                 investments
                    Foreign                      in equity and debt securities of       Advisors Limited
                    Fund -- Class 1              companies and
                                                 governments outside the U.S.
                    --------------------------------------------------------------------------------------------------------------
                    Templeton                    Long-term capital growth through a     Templeton Investment   N/A
                    International                flexible policy of investing in        Counsel, Inc.
                    Fund                         stocks and debt obligations of
                                                 companies and governments outside the
                                                 U.S.
                    --------------------------------------------------------------------------------------------------------------
                    T. Rowe Price                Long-term capital growth through       T. Rowe Price          N/A
                    Small-Cap Stock Fund         investments in securities of small to  Associates, Inc.
                                                 medium-sized companies
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard/                    Growth and income through              Vanguard               N/A
                    Windsor II                   investment in common stock
----------------------------------------------------------------------------------------------------------------------------------
BALANCED            American General             Conservation of principal and          VALIC                  Capital Guardian
FUNDS               Balanced Fund                long-term growth of capital and                               Trust Company
                                                 income through investments in fixed
                                                 income and equity securities
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard/                    Income and growth through 30 to 40%    Vanguard               N/A
                    Wellington                   investment in high quality corporate
                                                 bonds
                    Fund                         and 60 to 70% investment in common
                                                 stocks
----------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC Capital                Income and possible growth through     VALIC                  N/A
FUNDS               Conservation Fund            investments in high quality debt
                                                 securities
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Government             Income and possible growth through     VALIC                  N/A
                    Securities Fund              investments in intermediate and
                                                 long-term government debt securities
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC International          Income and possible growth through     VALIC                  N/A
                    Government                   investments in high quality foreign
                    Bond Fund                    government debt securities
                    --------------------------------------------------------------------------------------------------------------
                    American General             High income and total return           VALIC                  Capital Guardian
                    Domestic Bond Fund           consistent with conservation of                               Trust Company
                                                 capital through investments in debt
                                                 securities
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income        Income through investment              Vanguard               N/A
                    Securities                   in long-term high quality corporate
                    Fund-Long-Term               bonds
                    Corporate Portfolio
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard Fixed Income        Income through investment in           Vanguard               N/A
                    Securities                   long-term U.S. Treasury bonds
                    Fund-Long-Term
                    U.S. Treasury
                    Portfolio
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &              Growth through investments in stocks   VALIC                  T. Rowe Price
FUNDS               Technology                   of companies which benefit from                               Associates, Inc.
                    Fund                         development of science and technology
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Social                 Growth through investments in          VALIC                  N/A
                    Awareness                    stocks of companies meeting social
                    Fund                         criteria of the Fund
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in stocks   VALIC                  N/A
                    Socially Responsible         of companies meeting social criteria
                    Fund                         of the Fund
----------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money                  Income through investments in          VALIC                  N/A
MARKET              Market                       short-term money market
FUNDS               Fund                         securities
                    --------------------------------------------------------------------------------------------------------------
                    American General Money       Income through investments in          VALIC                  N/A
                    Market Fund                  short-term money market securities
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER                SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE           American General             Current income and a low to moderate   VALIC                  N/A
FUNDS               Conservative Growth          level of growth through investments
                    Lifestyle Fund               in American General Series Portfolio
                                                 Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in          VALIC                  N/A
                    Growth                       American General Series Portfolio
                    Lifestyle Fund               Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth and current income through      VALIC                  N/A
                    Moderate Growth              investments in American General
                    Lifestyle Fund               Series Portfolio Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        High level of income and moderate      Vanguard               N/A
                    Conservative Growth          long-term growth of capital and
                    Portfolio                    income
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        Growth of capital and income           Vanguard               N/A
                    Growth Portfolio
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        A reasonable level of income and       Vanguard               N/A
                    Moderate Growth              long-term growth of capital and
                    Portfolio                    income
----------------------------------------------------------------------------------------------------------------------------------
ASSET               AGSPC Asset Allocation       Maximum return through investments in  VALIC                  N/A
ALLOCATION          Fund                         a mix of stocks, bonds and money
                                                 market securities
                    --------------------------------------------------------------------------------------------------------------
FUNDS               Templeton Asset              Flexible policy of investing in        Templeton Investment   N/A
                    Allocation Fund              stocks and debt obligations of         Counsel, Inc.
                                                 companies and governments of any
                                                 nation and money market instruments
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director Plus offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director Plus offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director Plus's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months. Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT
The Company will reimburse to certain Divisions any fees it receives from the Fund or its affiliate or distributor for providing the Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.


FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director Plus can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Account Maintenance Fee ($3.75 per quarter, annualized)(2)     $  15
  Maximum Surrender Charge(2)                                     5.00%

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):

                                                    MORTALITY     ADMINISTRATION     SEPARATE
                                                       AND             AND            ACCOUNT         TOTAL
                                                   EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                      FUND                            FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                      ----                         ------------   --------------   -------------   -----------
AGSPC Asset Allocation(8)                              0.25%           0.35%              --          0.60%
AGSPC Capital Conservation                             0.25            0.35               --          0.60
AGSPC Government Securities                            0.25            0.35               --          0.60
AGSPC Growth                                           0.25            0.35               --          0.60
AGSPC Growth & Income                                  0.25            0.35               --          0.60
AGSPC International Equities                           0.25            0.35               --          0.60
AGSPC International Government Bond                    0.25            0.35               --          0.60
AGSPC MidCap Index                                     0.25            0.35               --          0.60
AGSPC Money Market                                     0.25            0.35               --          0.60
AGSPC Science & Technology                             0.25            0.35               --          0.60
AGSPC Small Cap Index                                  0.25            0.35               --          0.60
AGSPC Social Awareness                                 0.25            0.35               --          0.60
AGSPC Stock Index                                      0.25            0.35               --          0.60
American Century -- Twentieth Century Ultra(4)         0.25            0.60            (0.21%)        0.64
American General Balanced(4)                           0.25            0.35           (0.25)          0.35
American General Conservative Growth Lifestyle(4)      0.25            0.35           (0.25)          0.35
American General Domestic Bond(4)                      0.25            0.35           (0.25)          0.35
American General Growth Lifestyle(4)                   0.25            0.35           (0.25)          0.35
American General International Growth(4)               0.25            0.35           (0.25)          0.35
American General International Value(4)                0.25            0.35           (0.25)          0.35
American General Large Cap Growth(4)                   0.25            0.35           (0.25)          0.35
American General Large Cap Value(4)                    0.25            0.35           (0.25)          0.35
American General Mid Cap Growth(4)                     0.25            0.35           (0.25)          0.35
American General Mid Cap Index(4)                      0.25            0.35           (0.25)          0.35
American General Mid Cap Value(4)                      0.25            0.35           (0.25)          0.35
American General Moderate Growth Lifestyle(4)          0.25            0.35           (0.25)          0.35
American General Money Market(4)                       0.25            0.35           (0.25)          0.35
American General S&P 500 Index(4)                      0.25            0.35           (0.25)          0.35
American General Small Cap Growth Fund(4)              0.25            0.35           (0.25)          0.35
American General Small Cap Index(4)                    0.25            0.35           (0.25)          0.35
American General Small Cap Value(4)                    0.25            0.35           (0.25)          0.35
American General Socially Responsible(4)               0.25            0.35           (0.25)          0.35
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio(4)                       0.25            0.60           (0.15)          0.70
Founders Growth(4)                                     0.25            0.60            (0.25)         0.60
Neuberger&Berman Guardian Trust(4)                     0.25            0.60            (0.25)         0.60
Putnam Global Growth(4)                                0.25            0.60            (0.25)         0.60
Putnam New Opportunities(4)                            0.25            0.60            (0.25)         0.60
Putnam OTC & Emerging Growth(4)                        0.25            0.60            (0.25)         0.60
Scudder Growth and Income(4)                           0.25            0.60            (0.25)         0.60
T. Rowe Price Small-Cap Stock                          0.25            0.60               --          0.85
Templeton Foreign(4)                                   0.25            0.60            (0.25)         0.60
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1                  0.25            0.60               --          0.85
  Templeton International: Class 1                     0.25            0.60               --          0.85
Vanguard LifeStrategy Conservative Growth
  Portfolio                                            0.25            0.60               --          0.85
Vanguard Fixed Income Securities
  Fund -- Long-Term Corporate Portfolio(5)             0.25            0.60           (0.25)          0.60
Vanguard Fixed Income Securities
  Fund -- Long-Term U.S. Treasury Portfolio(5)         0.25            0.60           (0.25)          0.60
Vanguard LifeStrategy Growth Portfolio                 0.25            0.60               --          0.85
Vanguard LifeStrategy Moderate Growth Portfolio        0.25            0.60               --          0.85
Vanguard/Wellington                                    0.25            0.60               --          0.85
Vanguard/Windsor II                                    0.25            0.60               --          0.85

--------------------------------------------------------------------------------

FUND OPERATING EXPENSES FOR FUNDS WHICH HAVE NOT YET COMMENCED OPERATIONS ARE BASED ON CURRENT ESTIMATES AND ARE SUBJECT TO MODIFICATION PRIOR TO EFFECTIVENESS.

FUND ANNUAL EXPENSES
(as a percentage of net assets):

                                                           MANAGEMENT   12B-1          OTHER      TOTAL FUND
                           FUND                               FEES      FEES        EXPENSES(6)    EXPENSES
                           ----                            ----------   -----       -----------   ----------
AGSPC Asset Allocation(8)                                     0.50%       --            0.07%        0.57%
AGSPC Capital Conservation                                    0.50        --            0.07         0.57
AGSPC Government Securities                                   0.50        --            0.06         0.56
AGSPC Growth                                                  0.80        --            0.06         0.86
AGSPC Growth & Income                                         0.75        --            0.06         0.81
AGSPC International Equities                                  0.35        --            0.07         0.42
AGSPC International Government Bond                           0.50        --            0.06         0.56
AGSPC MidCap Index                                            0.34        --            0.06         0.40
AGSPC Money Market                                            0.50        --            0.07         0.57
AGSPC Science & Technology                                    0.90        --            0.06         0.96
AGSPC Small Cap Index                                         0.35        --            0.06         0.41
AGSPC Social Awareness                                        0.50        --            0.06         0.56
AGSPC Stock Index                                             0.27        --            0.07         0.34
American Century -- Twentieth Century Ultra                   1.00        --              --         1.00
American General Balanced(10)                                 0.16        --            0.67         0.83
American General Conservative Growth Lifestyle                0.10        --              --         0.10
American General Domestic Bond(10)                            0.10        --            0.74         0.84
American General Growth Lifestyle                             0.10        --              --         0.10
American General International Growth(10)                     0.20        --            0.96         1.16
American General International Value(10)                      0.27        --            0.78         1.05
American General Large Cap Growth(10)                         0.16        --            0.70         0.86
American General Large Cap Value(10)                          0.11        --            0.70         0.81
American General Mid Cap Growth(10)                           0.13        --            0.67         0.80
American General Mid Cap Index(10)                              --        --            0.59         0.59
American General Mid Cap Value(10)                            0.38        --            0.67         1.05
American General Moderate Growth Lifestyle                    0.10        --              --         0.10
American General Money Market(10)                               --        --            0.56         0.56
American General S&P 500 Index(10)                              --        --            0.58         0.58
American General Small Cap Growth(10)                         0.53        --            0.63         1.16
American General Small Cap Index(10)                            --        --            0.59         0.59
American General Small Cap Value(10)                          0.36        --            0.63         0.99
American General Socially Responsible(10)                       --        --            0.56         0.56
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio                                 0.75        --            0.03         0.78
Founders Growth                                               0.67      0.25(4)         0.18         1.10
Neuberger&Berman Guardian Trust(7)                            0.84        --            0.04         0.88
Putnam Global Growth                                          0.64      0.25            0.35         1.24
Putnam New Opportunities                                      0.50      0.25(4)         0.31         1.06
Putnam OTC & Emerging Growth                                  0.56      0.25(4)         0.35         1.16
Scudder Growth and Income                                     0.46        --            0.30         0.76
T. Rowe Price Small-Cap Stock                                 0.77        --            0.25         1.02
Templeton Foreign                                             0.61      0.25(4)         0.22         1.08
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1(9)                      0.60        --            0.18         0.78
  Templeton International: Class 1(9)                         0.69        --            0.19         0.88
Vanguard LifeStrategy Conservative Growth Portfolio             --        --            0.29         0.29
Vanguard Fixed Income Securities Fund -- Long-Term
  Corporate Portfolio                                         0.03        --            0.29         0.32
Vanguard Fixed Income Securities Fund -- Long-Term U.S.
  Treasury Portfolio                                          0.01        --            0.26         0.27
Vanguard LifeStrategy Growth Portfolio                          --        --            0.29         0.29
Vanguard LifeStrategy Moderate Growth Portfolio                 --        --            0.29         0.29
Vanguard/Wellington                                           0.04        --            0.25         0.29
Vanguard/Windsor II                                           0.15        --            0.22         0.37

                           See footnotes on page 11.

EXAMPLE #1 -- Assuming No Account Maintenance Fee and
              No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge or account maintenance fee imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $12      $ 37      $ 64       $143
AGSPC Capital Conservation Division 7                          12        37        64        143
AGSPC Government Securities Division 8                         12        37        64        141
AGSPC Growth Division 15                                       15        46        80        175
AGSPC Growth & Income Division 16                              14        45        77        170
AGSPC International Equities Division 11                       10        32        56        125
AGSPC International Government Bond Division 13                12        37        64        141
AGSPC MidCap Index Division 4                                  10        32        55        123
AGSPC Money Market Division 6                                  12        37        64        143
AGSPC Science & Technology Division 17                         16        49        85        186
AGSPC Small Cap Index Division 14                              10        32        56        124
AGSPC Social Awareness Division 12                             12        37        64        141
AGSPC Stock Index Division 10                                  10        30        52        116
American Century -- Twentieth Century Ultra
  Division 31                                                  17        52        89        195
American General Balanced Division 42                          12        38        65        144
American General Conservative Growth Lifestyle Division 50      5        15        25         57
American General Domestic Bond Division 43                     12        38        66        145
American General Growth Lifestyle Division 48                   5        14        25         57
American General International Growth Division 33              15        48        82        181
American General International Value Division 34               14        44        76        167
American General Large Cap Growth Division 39                  12        38        67        147
American General Large Cap Value Division 40                   12        37        64        141
American General Mid Cap Growth Division 37                    12        37        63        140
American General Mid Cap Index Division 46                     10        30        52        116
American General Mid Cap Value Division 38                     14        44        77        168
American General Moderate Growth Lifestyle
  Division 49                                                   5        14        26         67
American General Money Market Division 44                       9        29        50        112
American General S&P 500 Index Division 47                      9        30        52        115
American General Small Cap Growth Division 35                  15        48        82        181
American General Small Cap Index Division 45                   10        30        52        116
American General Small Cap Value Division 36                   14        42        74        162
American General Socially Responsible Division 41               9        29        60        112
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio Division 18                      12        36        62        138
Founders Growth Division 30                                    17        54        92        201
Neuberger&Berman Guardian Trust
  Division 29                                                  15        47        81        177
Putnam Global Growth Division 28                               19        58       100        216
Putnam New Opportunities Division 26                           17        52        90        197
Putnam OTC & Emerging Growth Division 27                       18        55        96        208
Scudder Growth and Income Division 21                          14        43        75        164
T. Rowe Price Small-Cap Stock Division 51                      19        59       101        220
Templeton Foreign Division 32                                  17        53        91        199
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1 Division 19              12        36        62        138
  Templeton International: Class 1 Division 20                 13        39        68        149
Vanguard LifeStrategy Conservative Growth Portfolio Division
  54                                                           12        36        63        139
Vanguard Fixed Income Securities Fund -- Long-Term Corporate
  Portfolio Division 22                                         9        29        51        114
Vanguard Fixed Income Securities Fund -- Long-Term U.S.
  Treasury Portfolio Division 23                                9        28        48        108
Vanguard LifeStrategy, Growth Portfolio Division 52            12        36        63        139
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    12        36        63        139
Vanguard/Wellington Division 25                                12        36        63        139
Vanguard/Windsor II Division 24                                12        39        67        148

EXAMPLE #2 -- Assuming No Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $12       $39      $ 67       $149
AGSPC Capital Conservation Division 7                          12        39        67        149
AGSPC Government Securities Division 8                         12        37        67        148
AGSPC Growth Division 15                                       15        48        83        181
AGSPC Growth & Income Division 16                              15        46        80        176
AGSPC International Equities Division 11                       11        34        59        132
AGSPC International Government Bond Division 13                12        39        67        148
AGSPC MidCap Index Division 4                                  11        34        58        129
AGSPC Money Market Division 6                                  12        39        67        149
AGSPC Science & Technology Division 17                         16        51        88        192
AGSPC Small Cap Index Division 14                              11        34        59        131
AGSPC Social Awareness Division 12                             12        39        67        148
AGSPC Stock Index Division 10                                  10        32        55        122
American Century -- Twentieth Century Ultra Division 31        17        53        92        201
American General Balanced Division 42                          13        39        68        150
American General Conservative Growth Lifestyle
  Division 50                                                   5        16        28         64
American General Domestic Bond Division 43                     13        30        68        151
American General Growth Lifestyle Division 48                   5        16        28         64
American General International Growth Division 33              16        49        85        187
American General International Value Division 34               15        46        79        174
American General Large Cap Growth Division 39                  13        40        70        153
American General Large Cap Value Division 40                   12        39        67        148
American General Mid Cap Growth Division 37                    12        38        66        147
American General Mid Cap Index Division 46                     10        32        55        122
American General Mid Cap Value Division 38                     15        46        80        175
American General Moderate Growth Lifestyle Division 49          5        16        28         64
American General Money Market Division 44                      10        31        53        119
American General S&P 500 Index Division 47                     10        31        55        121
American General Small Cap Growth Division 35                  16        49        85        187
American General Small Cap Index Division 45                   10        32        55        122
American General Small Cap Value Division 36                   14        44        76        168
American General Socially Responsible Division 41              10        31        53        119
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio Division 18                      16        49        84        183
Founders Growth Division 30                                    18        55        95        207
Neuberger&Berman Guardian Trust Division 29                    16        49        84        183
Putnam Global Growth Division 28                               19        60       103        222
Putnam New Opportunities Division 26                           17        54        93        203
Putnam OTC & Emerging Growth Division 27                       18        57        98        214
Scudder Growth and Income Division 21                          14        45        77        170
T. Rowe Price Small-Cap Stock Division 51                      20        61       104        225
Templeton Foreign Division 32                                  18        55        94        205
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1 Division 19              17        53        92        200
  Templeton International: Class 1 Division 20                 18        56        97        211
Vanguard LifeStrategy Conservative Growth Portfolio
  Division 54                                                  12        38        66        145
Vanguard Fixed Income Securities Fund -- Long-Term Corporate
  Portfolio Division 22                                        10        31        54        120
Vanguard Fixed Income Securities Fund -- Long-Term U.S.
  Treasury Portfolio Division 23                                9        30        51        114
Vanguard LifeStrategy Growth Portfolio Division 52             12        38        66        145
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    12        38        66        145
Vanguard/Wellington Division 25                                12        38        66        145
Vanguard/Windsor II Division 24                                13        40        70        155

EXAMPLE #3 -- Assuming Surrender at the End of the Period Shown:
--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:

                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $59      $ 89      $117       $149
AGSPC Capital Conservation Division 7                          59        89       117        149
AGSPC Government Securities Division 8                         59        89       117        148
AGSPC Growth Division 15                                       62        98       133        181
AGSPC Growth & Income Division 16                              62        96       130        176
AGSPC International Equities Division 11                       58        84       109        132
AGSPC International Government Bond Division 13                59        89       117        148
AGSPC MidCap Index Division 4                                  58        84       108        129
AGSPC Money Market Division 6                                  59        89       117        149
AGSPC Science & Technology Division 17                         63       101       138        192
AGSPC Small Cap Index Division 14                              58        84       109        131
AGSPC Social Awareness Division 12                             59        89       117        148
AGSPC Stock Index Division 10                                  57        82       105        122
American Century -- Twentieth Century Ultra Division 31        64       103       142        201
American General Balanced Division 42                          59        89       118        150
American General Conservative Growth Lifestyle Division 50     52        66        78         64
American General Domestic Bond Division 43                     59        90       118        151
American General Growth Lifestyle Division 48                  52        66        78         64
American General International Growth Division 33              62        99       135        187
American General International Value Division 34               61        96       129        174
American General Large Cap Growth Division 39                  60        90       120        153
American General Large Cap Value Division 40                   59        89       117        148
American General Mid Cap Growth Division 37                    59        88       116        147
American General Mid Cap Index Division 46                     57        82       105        122
American General Mid Cap Value Division 38                     61        96       130        175
American General Moderate Growth Lifestyle Division 49         52        66        78         64
American General Money Market Division 44                      57        81       103        119
American General S&P 500 Index Division 47                     57        81       105        121
American General Small Cap Growth Division 35                  62        99       135        187
American General Small Cap Index Division 45                   57        82       105        122
American General Small Cap Value Division 36                   61        94       126        168
American General Socially Responsible Division 41              57        81       103        119
Dreyfus Variable Investment
  Dreyfus Small Cap Portfolio Division 18                      62        98       134        183
Founders Growth Division 30                                    64       105       145        207
Neuberger&Berman Guardian Trust Division 29                    62        98       134        183
Putnam Global Growth Division 28                               66       109       153        222
Putnam New Opportunities Division 26                           64       104       143        203
Putnam OTC & Emerging Growth Division 27                       65       107       148        214
Scudder Growth and Income Division 21                          61        95       127        170
T. Rowe Price Small-Cap Stock Division 51                      66       110       154        225
Templeton Foreign Division 32                                  64       104       144        205
Templeton Variable Products Series
  Templeton Asset Allocation: Class 1 Division 19              63       103       142        200
  Templeton International: Class 1 Division 20                 65       106       147        211
Vanguard LifeStrategy Conservative Growth Portfolio Division
  54                                                           59        88       116        145
Vanguard Fixed Income Securities Fund -- Long-Term Corporate
  Portfolio Division 22                                        57        81       104        120
Vanguard Fixed Income Securities Fund -- Long-Term U.S.
  Treasury Portfolio Division 23                               56        80       101        114
Vanguard LifeStrategy Growth Portfolio Division 52             59        88       116        145
Vanguard LifeStrategy Moderate Growth Portfolio Division 53    59        88       116        145
Vanguard/Wellington Division 25                                59        88       116        145
Vanguard/Windsor II Division 24                                60        90       120        155

--------------------------------------------------------------------------------

------------

 (1) Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.

 (2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

 (3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.

 (4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.

     The following Funds and/or their affiliates or distributors pay administrative, shareholder service or distribution fees to the Company:
     American Century -- Twentieth Century (0.21%), American General Funds (0.25%), Dreyfus (0.15%), Founders (0.25%), Neuberger&Berman (0.25%),
     Putnam (0.25%), Scudder (0.25%) and Templeton (0.25%) With respect to American Century -- Twentieth Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets in excess of $75 million.

 (5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division which may be terminated by the Company at any time without notice.

 (6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.

 (7) Neuberger&Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger&Berman Management Incorporated ("N&B"). N&B voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses.

 (8) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

 (9) For these Funds Management fees and Total Fund Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. See Fund prospectus for details. Actual Management Fees and Total Fund Expenses during 1997 were lower.

(10) After expense reimbursement. In the absence of the expense reimbursement, management fees, other expenses and total fund operating expenses, respectively, would be: Balanced Fund, 0.80%, 0.67% and 1.47%; Domestic Bond Fund, 0.60%, 0.74% and 1.34%; International Growth Fund, 0.90%, 0.96% and 1.86%; International Value Fund, 1.00%, 0.78% and 1.78%; Large Cap Growth Fund, 0.55%, 0.70% and 1.25%; Large Cap Value Fund, 0.50%, 0.70% and 1.20%; Mid Cap Growth Fund, 0.65%, 0.67% and 1.32%; Mid Cap Index Fund, 0.28%, 0.76% and 1.04%; Mid Cap Value Fund, 0.75%, 0.67% and 1.42%; Money
     Market Fund, 0.25%, 0.75% and 1.00%; S&P 500 Index Fund, 0.27%, 0.61% and
     0.88%; Small Cap Growth Fund, 0.85%, 0.63% and 1.48%; Small Cap Index Fund, 0.28%, 0.85% and 1.13%; Small Cap Value Fund, 0.75%, 0.63% and 1.38%; and
     Socially Responsible Fund, 0.25%, 0.76% and 1.01%.

Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

Selected Purchase Unit Data
--------------------------------------------------------------------------------
Portfolio Director Plus Series 1.40 to 12.40 is a new variable annuity product; therefore, there is no Selected Purchase Unit Data available at this time.

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR PLUS

Portfolio Director Plus was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director Plus can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director Plus will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director Plus called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director Plus.

ABOUT VALIC

We are a life insurance company organized in 1955 and located in the State of Texas. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director Plus. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.

VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director Plus's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director Plus. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Fifty Divisions are available and represent the Variable Account Options in Portfolio Director Plus. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director Plus. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A in 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director Plus. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director Plus, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director Plus, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director Plus be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director Plus. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

All inquiries regarding
PORTFOLIO DIRECTOR PLUS
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

Portfolio Director Plus enables you to participate in Divisions that represent fifty Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. You may not according to your retirement program be able to invest in all fifty Variable Account Options described in this prospectus. See "About VALIC Separate Account A" in this prospectus.

Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These mutual funds serve as the investment vehicles for Portfolio Director Plus and include:

- American General Series Portfolio
  Company 1 (AGSPC 1) -- offers 13 funds, for which VALIC serves as investment adviser.

- American General Series Portfolio Company 3 (AGSPC 3) -- offers 18 funds for which VALIC serves as investment adviser.

- American Century Investments -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Dreyfus Variable Investment Fund -- offers 1 fund, for which The Dreyfus Corporation serves as investment adviser.

- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser.

- Neuberger&Berman Management Inc. -- offers 1 fund for which Neuberger&Berman Management Inc. serves as investment manager and Neuberger&Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- T. Rowe Price Small-Cap Stock Fund, Inc. -- offers 1 fund for which T. Rowe Price Associates, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 3 funds for which Templeton Global Advisors Limited and Templeton Investment Counsel, Inc. serves as investment advisers.

- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Sixteen of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

SUMMARY OF FUNDS

A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown in the graphs reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables for all Funds other than the AGSPC 3 Funds reflect the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception.
Since the AGSPC 3 Funds began operations on               , 1998, no actual
performance history exists. The returns shown in the tables for those AGSPC 3 Funds reflect the performance of comparable funds or composites managed by the subadvisers for the Funds as described in the accompanying narrative. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.

For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director Plus.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC ASSET ALLOCATION FUND*
(Division 5)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,992
        03/31/90             12,059
        03/31/91             13,099
        03/31/92             13,886
        03/31/93             14,826
        03/31/94             14,963
        03/31/95             15,965
        03/31/96             19,247
        03/31/97             21,024
        03/31/98             27,461

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
AGSPC CAPITAL CONSERVATION FUND
(Division 7)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,278
        03/31/90             11,155
        03/31/91             11,541
        03/31/92             12,977
        03/31/93             14,946
        03/31/94             15,070
        03/31/95             15,539
        03/31/96             17,140
        03/31/97             17,714
        03/31/98             19,633

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

* The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

AGSPC GOVERNMENT SECURITIES FUND
(Division 8)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,267
        03/31/90             11,146
        03/31/91             12,112
        03/31/92             13,338
        03/31/93             15,221
        03/31/94             15,389
        03/31/95             15,835
        03/31/96             17,284
        03/31/97             17,789
        03/31/98             19,710

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
AGSPC
GROWTH FUND
(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.

Annual Value of a $10,000
 Stipulated Payment made
      April 29,1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        03/31/95             11,285
        03/31/96             16,031
        03/31/97             16,687
        03/31/98             24,560

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC GROWTH & INCOME FUND
(Division 16)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        03/31/95             10,800
        03/31/96             14,056
        03/31/97             15,541
        03/31/98             21,169

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31
AGSPC INTERNATIONAL
EQUITIES FUND
(Division 11)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        03/31/90              8,410
        03/31/91              8,663
        03/31/92              7,833
        03/31/93              8,617
        03/31/94             10,346
        03/31/95             10,852
        03/31/96             12,209
        03/31/97             12,315
        03/31/98             14,521

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC
INTERNATIONAL GOVERNMENT
BOND FUND
(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        03/31/92             10,345
        03/31/93             11,829
        03/31/94             12,866
        03/31/95             14,918
        03/31/96             15,237
        03/31/97             15,169
        03/31/98             15,318

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC MIDCAP INDEX FUND
(Division 4)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400(R) Index*.

The performance information for the MidCap Index Division is shown in two separate sets of tables and graphs for the ten year period beginning April 1, 1988 and for the period beginning October 1, 1991. The latter period shows the performance of the MidCap Index Division since the change in investment objectives, investment program and investment restrictions of the underlying Fund. Selected Purchase Unit data for the last ten years for the MidCap Index
Division appears on page      of this prospectus.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,086
        03/31/90             12,158
        03/31/91             12,479
        03/31/92             13,345
        03/31/93             15,206
        03/31/94             15,944
        03/31/95             17,136
        03/31/96             21,845
        03/31/97             23,880
        03/31/98             35,243

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        03/31/92             11,015
        03/31/93             12,551
        03/31/94             13,160
        03/31/95             14,144
        03/31/96             18,030
        03/31/97             19,711
        03/31/98             29,089

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                             PERIOD ENDED MARCH 31

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400" are trademarks of Standard and Poor's ("S&P"). The AGSCP MidCap Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AGSPC
MONEY MARKET FUND
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,719
        03/31/90             11,575
        03/31/91             12,368
        03/31/92             12,894
        03/31/93             13,200
        03/31/94             13,478
        03/31/95             14,000
        03/31/96             14,667
        03/31/97             15,306
        03/31/98             16,012

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC
SCIENCE & TECHNOLOGY FUND
(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.

Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        03/31/95             13,796
        03/31/96             20,599
        03/31/97             19,688
        03/31/98             26,475

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC SMALL CAP INDEX FUND
(Division 14)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R) Index.*

Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        03/31/93             11,488
        03/31/94             12,408
        03/31/95             12,904
        03/31/96             16,444
        03/31/97             17,247
        03/31/98             24,269

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]

                             PERIOD ENDED MARCH 31

AGSPC
SOCIAL AWARENESS FUND
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        03/31/90              9,982
        03/31/91             11,234
        03/31/92             11,928
        03/31/93             13,543
        03/31/94             13,324
        03/31/95             15,005
        03/31/96             19,819
        03/31/97             23,837
        03/31/98             34,925

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]

                             PERIOD ENDED MARCH 31

* The Russell(R) Index is a trademark/service mark of the Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

AGSPC
STOCK INDEX FUND
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)*.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,500
        03/31/90             13,492
        03/31/91             15,132
        03/31/92             16,519
        03/31/93             18,892
        03/31/94             18,914
        03/31/95             21,625
        03/31/96             28,333
        03/31/97             33,684
        03/31/98             49,406

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

AMERICAN CENTURY --
TWENTIETH CENTURY ULTRA FUND
Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             12,022
        03/31/90             13,242
        03/31/91             21,154
        03/31/92             25,903
        03/31/93             27,966
        03/31/94             33,251
        03/31/95             33,926
        03/31/96             45,100
        03/31/97             48,905
        03/31/98             70,888

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

 * "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The AGSPC Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN GENERAL
BALANCED FUND
(Division 42)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks balanced accomplishment of (i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

The Balanced Fund commenced operations on            . However, the Fund's
investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The performance information for the Fund is for a composite of such similar accounts ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception dates of the accounts comprising the Sub-adviser Composite range from December 31, 1974 to September 30, 1997. The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Sub-adviser Composite.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,077
        03/31/90             12,557
        03/31/91             13,973
        03/31/92             15,439
        03/31/93             17,417
        03/31/94             17,309
        03/31/95             18,845
        03/31/96             23,201
        03/31/97             25,906
        03/31/98             33,596

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL CONSERVATIVE
GROWTH LIFESTYLE FUND
(Division 50)*

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks current income and low to moderate growth of capital through investments in Series Company Funds.

* The Fund commenced operations on           , 1998. Accordingly, no performance
  for the Fund is available.

AMERICAN GENERAL DOMESTIC
BOND FUND
(Division 43)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with conservation of capital through investment in debt instruments and other income producing securities.


The Domestic Bond Fund commenced operations on              . However, the
Fund's investment objectives, policies and strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The performance information for the Fund is for a composite of such similar accounts ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return, gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception date of the accounts comprising the Sub-adviser Composite range from December 31, 1972 to March 1, 1998. The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Sub-adviser Composite.


Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,375
        03/31/90             11,503
        03/31/91             12,990
        03/31/92             14,454
        03/31/93             16,551
        03/31/94             16,470
        03/31/95             17,011
        03/31/96             18,607
        03/31/97             19,409
        03/31/98             21,489

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL GROWTH
LIFESTYLE FUND
(Division 48)*

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth through investments in Series Company Funds. The Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in common stocks may offer.

* The Fund commenced operations on           , 1998. Accordingly, no performance
  for the Fund is available.

AMERICAN GENERAL INTERNATIONAL
GROWTH FUND
(Division 33)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation by investing in equity securities of companies in developed and emerging markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

1. The Templeton Performance Information

The International Growth Fund commenced operations on                 . The
performance information shown below is for the Templeton International Fund, a series of the Templeton Variable Products Series Fund, which was managed by Mr. Jacobs, a principal of the Sub-adviser. The Templeton International Fund has substantially similar, though not necessarily identical objectives, policies and strategies as the International Growth Fund. The chart shows the historical investment performance for the periods ended June 30. The inception date for the Templeton International Fund was May 1, 1992. During Mr. Jacobs tenure as portfolio manager, from May 1, 1992 to June 30, 1995, he was primarily responsible for the day-to-day management of the fund, and no other person had a significant role in achieving the fund's performance.

Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        06/30/92              9,714
        06/30/93             10,535
        06/30/94             13,016
        06/30/95             14,288

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]

                           PERIOD ENDED JUNE 30, 1995

AMERICAN GENERAL INTERNATIONAL
GROWTH FUND -- (CONTINUED)
(Division 33)

--------------------------------------------------------------------------------

2. The Separate Account Performance Information

Although the International Growth Fund has no performance record, the Fund's investment objectives, policies and strategies will be substantially similar to those employed by the Sub-adviser with respect to certain separately managed accounts of the Sub-adviser. The chart below shows the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The Sub-adviser Composite represents the total return, net of all fees and expenses, of all relevant separately managed accounts of the Sub-adviser. The inception date of the Sub-adviser Composite was October 1, 1995.

The separately managed account in the Sub-adviser Composite were not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Sub-adviser Composite has been subject to the requirements imposed on registered mutual funds, their performance might have been lower.

Please refer to the prospectus of the Fund for further information regarding the Fund's use of performance information for the International Growth Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1995        $ Value
-------------------------   -------
        10/01/95            $10,000
        03/31/96             10,605
        03/31/97             13,717
        03/31/98             16,268

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1995

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL INTERNATIONAL
VALUE FUND
(Division 34)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

The International Value Fund commenced operations on            . However, the
Fund's investment objectives, policies and strategies are substantially similar to those employed by the subadviser with respect to certain discretionary investment accounts managed by the Sub-adviser. The performance information for the Fund reflects the historical investment performance (with the adjustments noted below) for a composite of the Sub-adviser's similar accounts which use the same investment strategy that the Sub-adviser will employ on behalf of the Fund ("Sub-adviser Composite"). The Sub-adviser Composite represents the total return gross of management fees, of all relevant accounts managed on a discretionary basis by the institutional investment management division of the Sub-adviser. The inception date of the discretionary accounts comprising the Sub-adviser Composite range from December 31, 1978 to March 31, 1998. The discretionary accounts in the Sub-adviser Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Sub-advisor Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Sub-adviser Composite.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,627
        03/31/90             12,194
        03/31/91             12,342
        03/31/92             12,712
        03/31/93             13,689
        03/31/94             17,175
        03/31/95             17,064
        03/31/96             20,123
        03/31/97             22,417
        03/31/98             27,430

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL LARGE CAP
GROWTH FUND
(Division 39)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

The Large Cap Growth Fund commenced operation on                 . However, the
Funds' investment objectives, policies and strategies are substantially similar to the Goldman Sachs CORE Large Cap Growth and it is managed in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund. Performance information prior to November 11, 1991 (commencement date for Goldman Sachs CORE Large Cap Growth Fund) is that of a predecessor separate account adjusted to reflect the higher fees and expenses applicable to Goldman Sachs CORE Large Cap Growth Fund. Although the predecessor separate account was managed by the Sub-adviser in substantially the same manner and by the same individuals as the Goldman Sachs CORE Large Cap Growth Fund, the separate account was not registered under the Investment Company Act of 1940 (the "1940 Act") and was not subject to certain investment restrictions imposed by the 1940 Act and the Internal Revenue Code. If it had been registered under the 1940 Act, performance might have been adversely affected. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Composite.

Annual Value of a $10,000
 Stipulated Payment made
    December 1, 1991        $ Value
-------------------------   -------
        12/01/91            $10,000
        03/31/92             10,837
        03/31/93             10,967
        03/31/94             13,099
        03/31/95             14,241
        03/31/96             19,597
        03/31/97             25,336
        03/31/98             32,456

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE DECEMBER 1, 1991

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL LARGE CAP
VALUE FUND
(Division 40)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide total returns that exceed over time the S&P 500 Index through investments in equity securities.

The Large Cap Value Fund commenced operations on              . However, the
Fund is managed in substantially the same manner and by the same individuals as those employed by the Sub-adviser for discretionary accounts (the "Discretionary Accounts") managed by the Sub-adviser with similar investment objectives, policies and strategies. The Discretionary Accounts are not subject to the investment limitations, diversification and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. The performance information for the Fund reflects the historical performance for the Discretionary Accounts. If it had been subject to such regulation, performance might have been adversely affected. The inception date for the Discretionary Accounts range from August 1, 1992 through August 1, 1997. Please refer to the prospectus for the Fund for further information regarding the Fund's use of related performance information for the Discretionary Account.

Annual Value of a $10,000
 Stipulated Payment made
     August 1, 1992         $ Value
-------------------------   -------
        08/01/92            $10,000
        03/31/93             11,433
        03/31/94             11,756
        03/31/95             12,888
        03/31/96             16,912
        03/31/97             20,508
        03/31/98             32,327

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE AUGUST 1, 1992

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL MID CAP
GROWTH FUND
(Division 37)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is of secondary importance.

The Mid Cap Growth Fund commenced operations on                 . However, the
Fund's investment objective and policies and the Fund's strategies are substantially similar to those employed by the Sub-adviser with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The performance information for the Fund reflects the historical performance for the Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all discretionary accounts managed by the Sub-adviser invested principally in equity securities of medium capitalization companies using the same investment strategy that the Sub-adviser will employ on behalf of the Fund. The inception date of the discretionary investment management accounts comprising the Combined Accounts Composite range from January 1, 1993 to October 1, 1997. The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Combined Accounts Composite.

Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1993        $ Value
-------------------------   -------
        01/01/93             10,000
        03/31/93              9,730
        03/31/94             10,634
        03/31/95             11,662
        03/31/96             15,087
        03/31/97             16,316
        03/31/98             23,247

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1993

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL MID CAP
INDEX FUND
(Division 46)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400 Index*.

The Mid Cap Index Fund commenced operations on              . However, the
Fund's investment objectives, policies and strategies are substantially similar to the American General Services Portfolio Company's MidCap Index Fund ("AGSPC MidCap Index Fund") and it is managed in substantially the same manner and by the same individuals as AGSPC MidCap Index Fund". The performance information for the Fund is for the AGSPC MidCap Index Fund and is shown in two separate sets of tables and graphs for the ten year period beginning April 1, 1988 and for the period beginning October 1, 1991. The inception date for the AGSPC MidCap Index Fund was October 13, 1982. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the AGSPC MidCap Index Fund.


Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,115
        03/31/90             12,220
        03/31/91             12,571
        03/31/92             13,821
        03/31/93             15,791
        03/31/94             16,579
        03/31/95             17,862
        03/31/96             22,834
        03/31/97             25,024
        03/31/98             37,036


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

 * "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). The American General MidCap Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN GENERAL MID CAP

(Division 46)

---------------------------------------------------------------

Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        03/31/92             11,030
        03/31/93             12,603
        03/31/94             13,231
        03/31/95             14,256
        03/31/96             18,223
        03/31/97             19,971
        03/31/98             29,558

                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL MID CAP
VALUE FUND
(Division 38)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth through investment in common stocks of medium-to-large-capitalization established companies using a value-oriented investment approach.

The Mid Cap Value Fund commenced operations on              . However, the
Fund's investment objectives, policies and strategies are substantially similar to those of the Neuberger&Berman Partners Fund and it is managed in substantially the same manner and by the same individuals as the Neuberger&Berman Partners Fund. The performance information for the Fund is for the Neuberger &Berman Partners Fund for the period April 1, 1998 through March 31, 1998. The inception date for the Neuberger&Berman Partners Fund was January 20, 1975. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Neuberger&Berman Partners Fund.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89              9,964
        03/31/90             11,182
        03/31/91             12,281
        03/31/92             13,897
        03/31/93             16,658
        03/31/94             17,600
        03/31/95             19,686
        03/31/96             26,261
        03/31/97             31,117
        03/31/98             43,887

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL MODERATE
GROWTH LIFESTYLE FUND
(Division 49)*

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth and current income through investments in Series Company Funds. This Fund is suitable for investors who wish to invest in stocks, but who are not willing to assume the substantial market risks of the Lifestyle Growth Fund.

* The Fund commenced operations on           , 1998. Accordingly, no performance
  for the Fund is available.

AMERICAN GENERAL MONEY
MARKET FUND
(Division 44)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

The Money Market Fund commenced operations on                         . However,
the Fund's investment objectives, policies and strategies are substantially similar to those of the American General Series Portfolio Company's Money Market Fund ("AGSPC Money Market Fund") and it is managed in substantially the same manner and by the same individuals as the AGSPC Money Market Fund. The performance information for the Fund is for the AGSPC Money Market Fund for the period April 1, 1988 to March 31, 1998. The inception date for the AGSPC Money Market Fund was January 16, 1986. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the AGSPC Money Market Fund.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,742
        03/31/90             11,624
        03/31/91             12,447
        03/31/92             13,009
        03/31/93             13,348
        03/31/94             13,636
        03/31/95             14,197
        03/31/96             14,909
        03/31/97             15,594
        03/31/98             16,351

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL S&P 500
INDEX FUND
(Division 47)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide investment results that, before expenses correspond to the total return (i.e. the combination of capital changes and income) of common stocks publicly traded in the United States, as represented by the S&P 500 Index.

The S&P 500 Index Fund commenced operations on              . However, the
Fund's investment objectives, policies and strategies are substantially similar to the BT Pyramid Large Cap Equity Index Fund and it is managed in substantially the same manner and by the same individuals as the BT Pyramid Large Cap Equity Index Fund. The performance information for the Fund is for the BT Pyramid Large Cap Equity Index Fund for the period April 1, 1988 through March 31, 1998. The inception date for the BT Pyramid Large Cap Equity Index Fund was May 31, 1977. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for BT Pyramid Large Cap Equity Index Fund.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,745
        03/31/90             13,769
        03/31/91             15,842
        03/31/92             17,494
        03/31/93             20,059
        03/31/94             20,084
        03/31/95             23,105
        03/31/96             30,396
        03/31/97             36,241
        03/31/98             53,393

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL SMALL CAP
GROWTH FUND
(Division 35)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Seeks to provide long-term growth from a portfolio of small company growth stocks.

The Small Cap Growth Fund commenced operations on                 . However, the
Fund's investment objective and policies and the Fund's strategies are substantially similar to those employed by the subadviser and its affiliates with respect to certain discretionary investment management accounts under their management ("Combined Accounts"). The performance information for the Fund reflects the historical performance for these Combined Accounts ("Combined Accounts Composite"). The Combined Accounts Composite includes all non-mutual fund discretionary accounts managed by the subadviser and its affiliates invested solely in the equity securities of small capitalization companies using the same investment strategy that the subadviser employs on behalf of the Fund. The inception date of the discretionary accounts comprising the Combined Accounts Composite range from September 1, 1994 to June 1, 1997. The discretionary accounts in the Combined Accounts Composite are not subject to the investment limitations, diversification requirements and other restrictions imposed on registered mutual funds by the Investment Company Act of 1940 and the Internal Revenue Code. If the accounts included in the Combined Accounts Composite had been subject to the requirements imposed on registered mutual funds, their performance might have been lower. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the Combined Accounts Composite.

Annual Value of a $10,000
 Stipulated Payment made
    September 1, 1994       $ Value
-------------------------   -------
        09/01/94            $10,000
        03/31/95             10,478
        03/31/96             14,641
        03/31/97             16,139
        03/31/98             24,718

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 1, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL SMALL CAP
INDEX FUND
(Division 45)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to replicate as closely as possible (before deduction of expenses) the total return of the Russell 2000 Index, an index consisting of 2,000 small-capitalization common stocks. The portfolio will include the common stock of one or more companies included in the Index on the basis of computer-generated statistical data that are deemed representative of the industry diversification of the entire Russell 2000 Index.

The Small Cap Index Fund commenced operations on              . However, the
Fund's investment objectives, policies and strategies are substantially similar to the BT Pyramid Russell 2000 Index Fund and it is managed in substantially the same manner and by the same individuals as the BT Pyramid Russell 2000 Index Fund. The performance information for the Fund is for BT Pyramid Russell 2000 Index Fund for the period April 1, 1988 through March 31, 1998. The inception date for BT Pyramid Russell 2000 Index Fund was October 31, 1987. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for BT Pyramid Russell 2000 Index Fund.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,994
        03/31/90             11,596
        03/31/91             12,723
        03/31/92             15,428
        03/31/93             17,025
        03/31/94             18,656
        03/31/95             19,769
        03/31/96             25,192
        03/31/97             26,508
        03/31/98             37,622

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

AMERICAN GENERAL SMALL CAP
VALUE FUND
(Division 36)*

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal by investing primarily in common stocks of smaller companies in terms of revenues and/or market capitalization.

* The Fund commenced operations on         , 1998. Accordingly, no performance
  for the Fund is available.

AMERICAN GENERAL SOCIALLY
RESPONSIBLE FUND
(Division 41)

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.

The Socially Responsible Fund commenced operations on              . However,
the Fund's investment objectives, policies and strategies are substantially similar to those of the American General Series Portfolio Company's Social Awareness Fund ("AGSPC Social Awareness Fund") and it is managed in substantially the same manner and by the same individuals as the AGSPC Social Awareness Fund. The performance information for the Fund is for the AGSPC Social Awareness Fund for the period October 2, 1989 through March 31, 1998. The inception date for the AGSPC Social Awareness Fund was October 2, 1989. Please refer to the prospectus for the Fund for further information regarding the Fund's use of performance information for the AGSPC Social Awareness Fund.

Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        03/31/90             10,031
        03/31/91             11,297
        03/31/92             12,024
        03/31/93             13,690
        03/31/94             13,469
        03/31/95             15,207
        03/31/96             20,145
        03/31/97             24,293
        03/31/98             35,694

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]

                             PERIOD ENDED MARCH 31

DREYFUS SMALL CAP PORTFOLIO
(Division 18)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to maximize capital appreciation and invests principally in common stocks. This Fund will be particularly alert to companies which The Dreyfus Corporation considers to be emerging smaller-size companies which are believed to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings.

Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        03/31/91             12,884
        03/31/92             30,894
        03/31/93             50,002
        03/31/94             75,228
        03/31/95             83,710
        03/31/96            106,498
        03/31/97            109,360
        03/31/98            150,407

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]
                             PERIOD ENDED MARCH 31
FOUNDERS GROWTH FUND
(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,197
        03/31/90             13,401
        03/31/91             14,981
        03/31/92             17,718
        03/31/93             20,597
        03/31/94             24,138
        03/31/95             25,312
        03/31/96             35,726
        03/31/97             39,290
        03/31/98             55,788

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

NEUBERGER&BERMAN
GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in common stocks of long-established, high quality companies.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,889
        03/31/90             12,916
        03/31/91             14,866
        03/31/92             17,342
        03/31/93             20,927
        03/31/94             22,115
        03/31/95             24,960
        03/31/96             30,921
        03/31/97             35,085
        03/31/98             46,509

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31
PUTNAM GLOBAL GROWTH FUND
Class A Shares
(Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,800
        03/31/90             12,327
        03/31/91             12,970
        03/31/92             13,401
        03/31/93             14,616
        03/31/94             17,314
        03/31/95             17,254
        03/31/96             21,264
        03/31/97             23,509
        03/31/98             30,159

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31


 * Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in the same portfolio as Neuberger&Berman Guardian Fund(SM) ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B Management"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B Management voluntarily bears certain operating expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated on sixty days' prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for the periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.

PUTNAM NEW OPPORTUNITIES
FUND
Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.

Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        03/31/91             13,888
        03/31/92             19,005
        03/31/93             22,800
        03/31/94             28,952
        03/31/95             34,088
        03/31/96             48,869
        03/31/97             45,615
        03/31/98             69,721

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]

                             PERIOD ENDED MARCH 31
PUTNAM OTC & EMERGING
GROWTH FUND
Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             10,945
        03/31/90             12,696
        03/31/91             14,320
        03/31/92             16,049
        03/31/93             18,280
        03/31/94             22,571
        03/31/95             26,540
        03/31/96             39,921
        03/31/97             32,760
        03/31/98             49,533

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                             PERIOD ENDED MARCH 31

SCUDDER GROWTH AND
INCOME FUND
(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,401
        03/31/90             12,526
        03/31/91             14,215
        03/31/92             16,323
        03/31/93             18,735
        03/31/94             19,637
        03/31/95             21,974
        03/31/96             28,494
        03/31/97             33,500
        03/31/98             47,508

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]
                             PERIOD ENDED MARCH 31
T. ROWE PRICE SMALL-CAP STOCK FUND
(Division 51)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investments in securities of small to medium-sized companies.

Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1992        $ Value
-------------------------   -------
        08/31/92            $10,000
        03/31/93             11,877
        03/31/94             13,163
        03/31/95             14,150
        03/31/96             18,734
        03/31/97             20,716
        03/31/98             29,789

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1992

                                    [CHART]

                             PERIOD ENDED MARCH 31

TEMPLETON FOREIGN FUND
Class 1 Shares
(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth. Any income realized will be incidental. The Fund tries to achieve its goal by a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,698
        03/31/90             14,591
        03/31/91             14,890
        03/31/92             16,417
        03/31/93             17,479
        03/31/94             21,951
        03/31/95             22,007
        03/31/96             25,338
        03/31/97             29,347
        03/31/98             33,289

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
TEMPLETON ASSET
ALLOCATION FUND:
CLASS 1
(Division 19)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks a high level of total return through a flexible policy of investing in the following market segments: stocks of companies in any nation, debt securities of companies and governments of any nation, and money market instruments.

Annual Value of a $10,000
 Stipulated Payment made
     August 24, 1988        $ Value
-------------------------   -------
        08/24/88            $10,000
        03/31/89             10,500
        03/31/90             11,382
        03/31/91             11,547
        03/31/92             13,353
        03/31/93             15,052
        03/31/94             17,158
        03/31/95             17,561
        03/31/96             21,674
        03/31/97             25,381
        03/31/98             31,289

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 24, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31

TEMPLETON INTERNATIONAL FUND:
CLASS 1
(Division 20)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to achieve long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized would be incidental.

Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        03/31/93              9,962
        03/31/94             13,115
        03/31/95             13,004
        03/31/96             15,840
        03/31/97             19,234
        03/31/98             24,318

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]
                             PERIOD ENDED MARCH 31
VANGUARD LIFESTRATEGY
CONSERVATIVE GROWTH PORTFOLIO
(Division 54)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks a high level of income and moderate long-term growth of capital and income.

Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        03/31/95             10,574
        03/31/96             12,461
        03/31/97             13,485
        03/31/98             16,609

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31

VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
CORPORATE PORTFOLIO
Institutional Class Shares
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade bonds.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
04/01/88                    $10,000
03/31/89                     10,568
03/31/90                     11,665
03/31/91                     13,081
03/31/92                     14,823
03/31/93                     17,409
03/31/94                     17,851
03/31/95                     18,569
03/31/96                     20,858
03/31/97                     21,323
03/31/98                     24,904

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]

                             PERIOD ENDED MARCH 31
VANGUARD FIXED
INCOME SECURITIES
FUND -- LONG-TERM
U.S. TREASURY PORTFOLIO
Institutional Class Shares
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests primarily in long-term U.S. Treasury securities backed by the full faith and credit of the U.S. Government. At least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
04/01/88                    $10,000
03/31/89                     10,579
03/31/90                     11,699
03/31/91                     13,064
03/31/92                     14,383
03/31/93                     16,906
03/31/94                     17,376
03/31/95                     18,018
03/31/96                     20,386
03/31/97                     20,646
03/31/98                     24,338

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

                                    [CHART]
                             PERIOD ENDED MARCH 31

VANGUARD LIFESTRATEGY
GROWTH PORTFOLIO
(Division 52)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital and income.

Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        03/31/95             10,704
        03/31/96             13,296
        03/31/97             14,704
        03/31/98             19,814

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31
VANGUARD LIFESTRATEGY
MODERATE GROWTH PORTFOLIO
(Division 53)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks a reasonable level of income and long-term growth of capital and income.

Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        03/31/95             10,603
        03/31/96             12,890
        03/31/97             14,092
        03/31/98             18,218

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

                                    [CHART]

                             PERIOD ENDED MARCH 31

VANGUARD/WELLINGTON FUND
Institutional Class Shares
(Division 25)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks conservation of principal, a reasonable income return, and profits without undue risk.

This Fund seeks relative capital stability, a reasonable level of income, and the potential for capital appreciation. By balancing its investments among common stocks and bonds, the Fund is expected to provide lower investment risk and share price volatility (and a lower return in the long run) than a mutual fund which invests exclusively in common stocks.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             11,421
        03/31/90             12,531
        03/31/91             13,679
        03/31/92             15,079
        03/31/93             17,249
        03/31/94             17,741
        03/31/95             19,731
        03/31/96             24,773
        03/31/97             27,745
        03/31/98             36,350

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]

                             PERIOD ENDED MARCH 31

VANGUARD/WINDSOR II
Institutional Class Shares
(Division 24)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and income by investing primarily in common stocks. The Fund's secondary objective is to provide current income.

Annual Value of a $10,000
 Stipulated Payment made
      April 1, 1988         $ Value
-------------------------   -------
        04/01/88            $10,000
        03/31/89             12,400
        03/31/90             13,725
        03/31/91             15,109
        03/31/92             16,375
        03/31/93             19,364
        03/31/94             19,536
        03/31/95             22,012
        03/31/96             29,450
        03/31/97             34,453
        03/31/98             50,168

                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 1, 1988

[CHART]

                             PERIOD ENDED MARCH 31

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director Plus account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director Plus was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Fixed Account Option or Variable Account Option selected. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 52 investment options offered in Portfolio Director Plus. This includes 2 Fixed Account Options and 50 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 (the
Act). The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS
Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Profile of Portfolio Director Plus Contract" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.
Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges"
section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.
Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS
Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director Plus account has been surrendered. While no Purchase Payments are being made, the number of Purchase Units outstanding will remain the same. (This is assuming no transfers or withdrawals are made.) The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.

If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director Plus without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director Plus's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director Plus's investment options subject to the following limitations:

                             % OF ACCOUNT
                  -----------------------------------     OTHER
 ACCOUNT OPTION       VALUE            FREQUENCY       RESTRICTIONS
----------------  --------------  -------------------  ------------
Variable:           Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable       Up to 100%    Once every 365 days      None
 Payout:           of money in
                     variable
                  option payout
Fixed:            Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the New York Stock Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director Plus, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an aggregate annualized rate of 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director Plus. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director Plus, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director Plus may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT

  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are voluntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you may from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:

  - From your existing Variable Account Options (payments will vary); with

  - Up to 2 Fixed Account Options (payment is fixed and guaranteed).

PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

    - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

    - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences if you do not meet an exception to federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period, and

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis,

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See "Offering, Purchase and Redemption of Fund Shares" in the Series Company Statement of Additional Information. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director Plus. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic

--------------------------------------------------------------------------------

withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Plus Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director Plus. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director Plus. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director Plus to other contract forms are not permitted.

  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director Plus. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director Plus. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director Plus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director Plus.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director Plus will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director Plus will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director Plus.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director Plus for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR PLUS

The following other contracts may be exchanged.

  - Portfolio Director and Portfolio Director 2 Contracts

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director Plus will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF PORTFOLIO DIRECTOR AND
PORTFOLIO DIRECTOR 2 CONTRACTS TO PORTFOLIO
DIRECTOR PLUS CONTRACTS

Portfolio Director, Portfolio Director 2 and Portfolio Director Plus contain the same provisions except as to the level of fees and as to available Variable Account Options and certain separate Account Expense Reimbursements. Portfolio Director, Portfolio Director 2 and Portfolio Director Plus are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals.

COMPARISON OF OTHER CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director Plus. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director Plus is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

FEATURES OF PORTFOLIO DIRECTOR PLUS

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director Plus.

  - Portfolio Director Plus has more investment options to select from.

  - Portfolio Director Plus has 16 publicly available mutual funds as investment options.

  - The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director Plus has an Interest Guaranteed Death Benefit.

  - Portfolio Director Plus's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director Plus may charge fees higher or lower than other series of Portfolio Director Plus.

  - Portfolio Director Plus's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts, Portfolio Director Contracts and Portfolio Director 2 Contracts for the equivalent units of interest in Portfolio Director Plus.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director Plus any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director Plus from SA-1, Independence Plus, Portfolio Director or Portfolio Director 2 Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director Plus. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for

--------------------------------------------------------------------------------

their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract.

  - Leave current assets in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director Plus.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director Contract or Portfolio Director 2 Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract, or Portfolio Director 2 Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract, Portfolio Director Contract, Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract Portfolio Director Contract or Portfolio Director 2 Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director Plus, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus.

Once a participant transfers assets and future Purchase Payments to Portfolio Director Plus the participant will not be permitted to exchange back to the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director Plus, the participant will be allowed at a later date to transfer the current assets to Portfolio Director Plus. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director Contract, Portfolio Director 2 Contract and Portfolio Director Plus, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director Plus will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director Plus may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director Plus.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

--------------------------------------------------
Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but a Contingent Contract
Owner may also be provided
for.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director Plus are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- Investment
Options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director Plus. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director Plus are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director Plus was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In
addition, because other Funds began operations on        , 1998, no actual
performance history exists. The returns shown in the tables for those Funds reflect the performance of comparable funds managed by the subadvisers for the Funds. In each case, we will use the charges and fees imposed by Portfolio Director Plus in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director Plus at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods.

The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN

Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted.

CUMULATIVE TOTAL RETURN

Cumulative Total Return assumes the investment in Portfolio Director Plus will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.

ANNUAL CHANGE IN PURCHASE UNIT VALUE

Annual Change in Purchase Unit Value is a percentage change during a one year period. This is calculated as follows:

  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the year;

  - The difference is divided by the Purchase Unit Value at the start of the year.

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- Subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director Plus. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director Plus charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET AND AMERICAN GENERAL MONEY MARKET DIVISIONS

We may advertise the AGSPC Money Market and American General Money Market Divisions' Current Yield and Effective Yield.

The Current Yield refers to the income produced by an investment in the AGSPC Money Market or American General Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the AGSPC Money Market Division the 7-day Current Yield for the last 7 days ended March 31, 1998 was 4.47%.

The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the AGSPC Money Market Division the 7-day Effective Yield for the last 7 days ended March 31, 1998 was 4.57%.

DIVISIONS OTHER THAN THE AGSPC MONEY MARKET AND AMERICAN GENERAL MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market and American General Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

COMPARABLE FUND PERFORMANCE DATA

The performance data shown in Tables II, IV and VI for the American General Fund Divisions listed in those tables are based on the performance data of comparable funds and composites of comparable funds (each a "Comparable Fund"). Each Fund listed in Tables II, IV and VI is modelled after a Comparable Fund and will be managed in substantially the same manner and by the same personnel as its Comparable Fund. Fees and expenses of the American General Funds listed in Tables II, IV and VI may differ from the fees and expenses historically incurred by the Comparable Funds. Please see the prospectus for each Fund for further details.

THE PERFORMANCE INFORMATION IN TABLES II, IV AND VI IS BASED ON FUNDS AND ON COMPOSITES COMPARABLE TO THE AMERICAN GENERAL FUNDS LISTED IN THOSE TABLES, AND DOES NOT REFLECT THE ACTUAL PERFORMANCE OF THE AMERICAN GENERAL FUNDS LISTED IN TABLES II, IV AND VI.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the six tables below.

The information presented does not reflect the advantage under Portfolio Director Plus of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.35% to 0.85% during the Purchase Period on the daily average net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

                                                                         TABLE I
                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM UNDERLYING FUND INCEPTION TO MARCH 31, 1998)

                                                         INCEPTION      SINCE
                  FUND AND DIVISION*                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                  ------------------                     ---------    ---------    --------    -------     -------      ------
AGSPC Asset Allocation Fund (Division 5)(3)............  09/06/83            --       10.57%      12.44%      18.57%      25.54%
AGSPC Capital Conservation Fund (Division 7)...........  01/16/86            --        6.92        4.73        6.60        5.78
AGSPC Government Securities Fund (Division 8)..........  01/16/86            --        6.96        4.42        6.05        5.75
AGSPC Growth (Division 15).............................  04/29/94         25.03%         --          --       28.52       42.10
AGSPC Growth & Income Fund (Division 16)...............  04/29/94         20.28          --          --       24.00       31.14
AGSPC International Equities Fund (Division 11)........  10/02/89          4.43          --       10.27        8.74       12.85
AGSPC International Government Bond (Division 13)......  10/01/91          6.72          --        4.42       (0.70)      (3.61)
AGSPC MidCap Index Fund (Division 4)(4)
  Period from 04/01/88 to 03/31/98.....................                      --       13.36       17.73       26.06       42.50
  Period from 10/01/91 to 03/31/98.....................                   17.79          --       17.73       26.06       42.50
AGSPC Money Market (Division 6)........................  01/16/86            --        4.76        3.01        2.97       (0.15)
AGSPC Science & Technology (Division 17)...............  04/29/94         27.50          --          --       23.11       29.39
AGSPC Small Cap Index Fund (Division 14)...............  05/01/92         16.09          --       15.51       22.26       35.63
AGSPC Social Awareness (Division 12)...................  10/02/89         15.79          --       20.32       31.49       41.43
AGSPC Stock Index (Division 10)........................  04/20/87            --       17.26       20.66       30.67       41.59
American Century-Twentieth Century Ultra (Division
  31)..................................................  11/02/81            --       21.58       19.90       26.74       39.87
Dreyfus Variable Investment Fund --
  Dreyfus Small Cap Portfolio (Division 18)............  08/31/90         42.95          --       24.15       20.36       32.46
Founders Growth (Division 30)..........................  01/05/62            --       18.70       21.53       29.07       36.91
Neuberger&Berman Guardian Trust (Division 29)(1).......  06/01/50            --       16.55       16.72       21.87       27.49
Putnam Global Growth (Division 28).....................  09/01/67            --       11.61       14.96       19.23       23.22
Putnam New Opportunities (Division 26).................  08/31/90         29.14          --       24.57       25.82       47.76
Putnam OTC & Emerging Growth (Division 27).............  11/01/82            --       17.29       21.54       21.94       46.12
Scudder Growth and Income (Division 21)(2).............  11/13/84            --       16.80       19.91       28.23       36.73
T. Rowe Price Small-Cap Stock (Division 51)(5).........  08/31/92         21.51          --       18.49       26.71       38.63
Templeton Foreign (Division 32)........................  10/05/82            --       12.72       13.08       13.45        8.37
Templeton Variable Products Series Fund --
  Templeton Asset Allocation Fund: Class 1 (Division
     19)...............................................  08/24/88         12.46          --       15.13       20.02       18.21
  Templeton International Fund: Class 1 (Division
     20)...............................................  05/01/92         16.13          --       18.98       22.02       21.36
Vanguard LifeStrategy Conservative Growth Portfolio
  (Division 54)........................................  09/30/94         14.53          --          --       14.77       18.08
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**........  07/09/73            --        9.49        6.60        8.83       11.73
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**....  05/19/86            --        9.24        6.74        9.10       12.82
Vanguard LifeStrategy Growth Portfolio (Division 52)...  09/30/94         20.62          --          --       21.42       29.64
Vanguard LifeStrategy Moderate Growth Portfolio
  (Division 53)........................................  09/30/94         17.68          --          --       18.36       24.18
Vanguard/Wellington (Division 25)......................  07/01/29            --       13.71       15.46       21.40       25.94
Vanguard/Windsor II (Division 24)......................  06/24/85            --       17.44       20.43       30.56       40.53

---------------

  * The table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase for all funds other than T. Rowe Price Small-Cap Stock Fund and the Vanguard LifeStrategy Portfolios on January 1, 1998. For the T. Rowe Price Small-Cap Stock Fund and the Vanguard LifeStrategy Portfolios, the Contract became available as of the date of this prospectus.
**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

(1) Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B Management"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B Management voluntarily bears certain operating expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets per annum. This arrangement can be terminated on sixty days' prior written notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.

(2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

(3) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

(4) The AGSPC MidCap Index Division was formerly the Capital Accumulation Division. Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical data prior to October 1, 1991 reflect investment experience prior to these changes.

(5) T. Rowe Price Small-Cap Stock Fund commenced operations on June 1, 1956. The performance figures in the Table are for the period that T. Rowe Price Associates, Inc. assumed management of the Fund on August 31, 1992.

                                                                        TABLE II
                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM COMPARABLE FUND INCEPTION TO MARCH 31, 1998)

                                                                SINCE
                     FUND AND DIVISION*                       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                     ------------------                       ---------    --------    -------     -------      ------
American General Balanced Fund (Division 42)................         --       12.83%      13.00%      19.71%      24.52%
American General Conservative Growth Lifestyle Fund
  (Division 50)**...........................................         --          --          --          --          --
American General Domestic Bond Fund (Division 43)...........         --        7.89        4.12        6.31        5.60
American General Growth Lifestyle Fund (Division 48)**......         --          --          --          --          --
American General International Growth Fund (Division 33)
     Period from 05/01/92 to 08/30/95.......................      10.62%         --          --       12.63        6.09
     Period from 10/01/95 to 03/31/98.......................      19.92          --          --          --       14.88
American General International Value Fund (Division 34).....         --       10.56       12.61       15.60       17.21
American General Large Cap Growth Fund (Division 39)........      20.34          --       24.08       30.33       22.94
American General Large Cap Value Fund (Division 40).........      22.93          --       21.12       34.53       52.46
American General Mid Cap Growth Fund (Division 37)..........      17.37          --       18.45       24.68       37.35
American General Mid Cap Index Fund (Division 46)
     Period from 04/01/88 to 03/31/98.......................         --       13.93       17.13       26.13       42.84
     Period from 10/01/91 to 03/31/98.......................      18.07          --       17.44       26.35       42.84
American General Mid Cap Value Fund (Division 38)...........         --       18.82       19.35       29.28       35.87
American General Moderate Growth Lifestyle Fund (Division
  49)**.....................................................         --          --          --          --          --
American General Money Market Fund (Division 44)............         --        4.98        2.97        3.03       (0.24)
American General S&P 500 Index Fund (Division 47)...........         --       18.18       20.50       30.88       42.16
American General Small Cap Growth Fund (Division 35)........      28.76          --          --       32.48       48.16
American General Small Cap Index Fund (Division 45).........         --       14.11       16.24       18.03       36.76
American General Small Cap Value Fund (Division 36)**.......         --          --          --          --          --
American General Socially Responsible Fund (Division 41)....      15.86          --       19.80       31.56       41.76

---------------

 *  These Funds commenced operations on           , 1998. Accordingly, no actual
    performance history for such Funds exists. The performance data shown in the above Table is based on the performance data of Comparable Funds reduced by Separate Account Fees that would have been incurred during the applicable period. For a description of the methodology used in determining Comparable Fund performance for each Fund, please see the "Summary of Funds" in this prospectus.

**  These Funds commenced operations on           , 1998 and no Comparable Fund
    performance information is available for these Funds.

                                                                       TABLE III
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM UNDERLYING FUND INCEPTION TO MARCH 31, 1998)

                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION*                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   ---------   --------   -------   -------   ------
AGSPC Asset Allocation Fund (Division 5)(3).................  09/06/83         --      10.63%     13.12%    19.82%   30.61%
AGSPC Capital Conservation Fund (Division 7)................  01/16/86         --       6.98       5.61      8.11    10.83
AGSPC Government Securities Fund (Division 8)...............  01/16/86         --       7.02       5.31      7.57    10.80
AGSPC Growth (Division 15)..................................  04/29/94      25.76%        --         --     29.59    47.19
AGSPC Growth & Income Fund (Division 16)....................  04/29/94      21.09         --         --     25.15    36.21
AGSPC International Equities Fund (Division 11).............  10/02/89       4.49         --      11.00     10.20    17.91
AGSPC International Government Bond (Division 13)...........  10/01/91       6.78         --       5.31      0.89     0.98
AGSPC MidCap Index Fund (Division 4)(4)
  Period from 04/01/88 to 03/31/98..........................  10/13/82         --      13.42      18.31     27.17    47.58
  Period from 10/01/91 to 03/31/98..........................                17.85         --      18.31     27.17    47.58
AGSPC Money Market (Division 6).............................  01/16/86         --       4.82       3.94      4.58     4.61
AGSPC Science & Technology (Division 17)....................  04/29/94      28.19         --         --     24.27    34.47
AGSPC Small Cap Index Fund (Division 14)....................  05/01/92      16.16         --      16.13     23.44    40.71
AGSPC Social Awareness (Division 12)........................  10/02/89      15.85         --      20.86     32.53    46.52
AGSPC Stock Index (Division 10).............................  04/20/87         --      17.32      21.20     31.71    46.68
American Century -- Twentieth Century Ultra (Division 31)...  11/02/81         --      21.63      20.44     27.84    44.95
Dreyfus Variable Investment Fund --
  Dreyfus Small Cap Portfolio (Division 18).................  08/31/90      42.99         --      24.64     21.57    37.53
Founders Growth (Division 30)...............................  01/05/62         --      18.76      22.05     30.14    41.99
Neuberger&Berman Guardian Trust (Division 29)(1)............  06/01/50         --      16.61      17.32     23.05    32.56
Putnam Global Growth (Division 28)..........................  09/01/67         --      11.67      15.59     20.46    28.29
Putnam New Opportunities (Division 26)......................  08/31/90      29.20         --      25.05     26.94    52.84
Putnam OTC & Emerging Growth (Division 27)..................  11/01/82         --      17.35      22.06     23.12    51.20
Scudder Growth and Income (Division 21)(2)..................  11/13/84         --      16.86      20.45     29.31    41.81
T. Rowe Price Small-Cap Stock (Division 51)(5)..............  08/31/92      21.58         --      19.42     28.13    43.79
Templeton Foreign (Division 32).............................  10/05/82         --      12.78      13.75     14.79    13.43
Templeton Variable Products Series Fund --
  Templeton Asset Allocation Fund: Class 1 (Division 19)....  08/24/88      12.52         --      15.76     21.23    23.27
  Templeton International Fund: Class 1 (Division 20).......  05/01/92      16.20         --      19.54     23.20    26.43
Vanguard LifeStrategy Conservative Growth Portfolio
  (Division 54).............................................  09/30/94      15.60         --         --     16.23    23.17
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**.............  07/09/73         --       9.55       7.42     10.28    16.79
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**.........  05/19/86         --       9.30       7.56     10.54    17.88
Vanguard LifeStrategy Growth Portfolio (Division 52)........  09/30/94      21.58         --         --     22.76    34.75
Vanguard LifeStrategy Moderate Growth Portfolio (Division
  53).......................................................  09/30/94      18.69         --         --     19.75    29.28
Vanguard/Wellington (Division 25)...........................  07/01/29         --      13.78      16.08     22.59    31.01
Vanguard/Windsor II (Division 24)...........................  06/24/85         --      17.50      20.97     31.60    45.61

---------------

 * The table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase for all Funds other than T. Rowe Price Small-Cap Stock Fund and the Vanguard LifeStrategy Portfolios on January 1, 1998. For the T. Rowe Price Small-Cap Stock Fund and the Vanguard LifeStrategy Portfolios the Contract became available as of the date of this prospectus.

**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                        TABLE IV
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM COMPARABLE FUND INCEPTION TO MARCH 31, 1998)

                                                                SINCE
                     FUND AND DIVISION*                       INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   --------   -------   -------   ------
American General Balanced Fund (Division 42)................        --     12.89%     14.03%    21.23%   29.68%
American General Conservative Growth Lifestyle Fund
  (Division 50)**...........................................        --        --         --        --       --
American General Domestic Bond Fund (Division 43)...........        --      7.95       5.36      8.09    10.72
American General Growth Lifestyle Fund (Division 48)**......        --        --         --        --       --
American General International Growth Fund (Division 33)
  Period from 05/01/92 to 06/30/95..........................     11.94        --         --     14.21    11.17
  Period from 10/01/95 to 03/31/98..........................     21.50        --         --        --    18.60
American General International Value Fund (Division 34).....        --     10.62      14.90     17.13    22.36
American General Large Cap Growth Fund (Division 39)........     20.41        --      24.85     31.57    28.10
American General Large Cap Value Fund (Division 40).........     23.00        --      22.01     35.83    57.63
American General Mid Cap Growth Fund (Division 37)..........     17.43        --      19.02     25.83    42.47
American General Mid Cap Index Fund (Division 46)
     Period from 04/01/88 to 03/31/98.......................        --     14.00      18.05     27.49    48.00
     Period from 10/01/91 to 03/31/98.......................     18.14        --      18.05     27.49    48.00
American General Mid Cap Value Fund (Division 38)...........        --     15.95      20.26     30.60    41.04
American General Moderate Growth Lifestyle Fund (Division
  49)**.....................................................        --        --         --        --       --
American General Money Market Fund (Division 44)............        --      5.04       4.18      4.82     4.85
American General S&P 500 Index Fund (Division 47)...........        --     18.24      21.39     32.17    47.33
American General Small Cap Growth Fund (Division 35)........     30.07        --         --     33.08    53.16
American General Small Cap Index Fund (Division 45).........        --     14.17      17.18     23.92    41.93
American General Small Cap Value Fund (Division 36)**.......        --        --         --        --       --
American General Socially Responsible Fund (Division 41)....     16.15        --      20.70     32.86    46.93

---------------

*  These Funds commenced operations on                  , 1998. Accordingly, no
   actual performance history for such Funds exists. The performance data shown in the above Table is based on the performance data of Comparable Funds reduced by Separate Account Fees that would have been incurred during the applicable period. For a description of the methodology used in determining Comparable Fund performance for each Fund, please see the "Summary of Funds" in this prospectus.

** These Funds commenced operations on                  , 1998 and no Comparable
   Fund performance information is available for these Funds.

                                                                         TABLE V
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM UNDERLYING FUND INCEPTION TO MARCH 31, 1998)

                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION*                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   ---------   --------   -------   -------   ------
AGSPC Asset Allocation Fund (Division 5)(3).................  09/06/83          --     174.61%    85.22%    72.00%   30.61%
AGSPC Capital Conservation Fund (Division 7)................  01/16/86          --      96.33     31.36     26.35    10.83
AGSPC Government Securities Fund (Division 8)...............  01/16/86          --      97.10     29.49     24.47    10.80
AGSPC Growth (Division 15)..................................  04/29/94      145.62%        --        --    117.63    47.19
AGSPC Growth & Income Fund (Division 16)....................  04/29/94      111.70         --        --     96.01    36.21
AGSPC International Equities Fund (Division 11).............  10/02/89       45.21         --     68.53     33.81    17.91
AGSPC International Government Bond (Division 13)...........  10/01/91       53.18         --     29.50      2.69     0.98
AGSPC MidCap Index Fund (Division 4)(4)
  Period from 04/01/88 to 03/31/98..........................                    --     252.43    131.77    105.66    47.58
  Period from 10/01/91 to 03/31/98..........................                190.89         --    131.77    105.66    47.58
AGSPC Money Market (Division 6).............................  01/16/86                  60.12     21.30     14.37     4.61
AGSPC Science & Technology (Division 17)....................  04/29/94      164.76         --        --     91.89    34.47
AGSPC Small Cap Index Fund (Division 14)....................  05/01/92      142.69         --    111.25     88.07    40.71
AGSPC Social Awareness (Division 12)........................  10/02/89      249.25         --    157.88    132.75    46.52
AGSPC Stock Index (Division 10).............................  04/20/87          --     394.06    161.52    128.47    46.68
American Century -- Twentieth Century Ultra (Division 31)...  11/02/81          --     608.88    153.48    108.95    44.95
Dreyfus Variable Investment Fund
  Dreyfus Small Cap Portfolio (Division 18).................  08/31/90     1404.07         --    200.80     79.68    37.53
Founders Growth (Division 30)...............................  01/05/62          --     457.88    170.85    120.40    41.99
Neuberger&Berman Guardian Trust (Division 29)(1)............  06/01/50          --     365.09    122.25     86.33    32.56
Putnam Global Growth (Division 28)..........................  09/01/67          --     201.59    106.35     74.80    28.29
Putnam New Opportunities (Division 26)......................  08/31/90      597.21         --    205.79    104.53    52.84
Putnam OTC & Emerging Growth (Division 27)..................  11/01/82          --     395.33    170.97     86.64    51.20
Scudder Growth and Income (Division 21)(2)..................  11/13/84          --     375.08    153.58    116.20    41.81
T. Rowe Price Small-Cap Stock (Division 51)(5)..............  08/31/92      197.89         --    143.04    110.52    43.79
Templeton Foreign (Division 32).............................  10/05/82          --     232.89     90.46     51.27    13.43
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund: Class 1 (Division 19)....  08/24/88      212.89         --    107.87     78.17    23.27
  Templeton International Fund: Class 1 (Division 20).......  05/01/92      143.18         --    144.11     87.00    26.43
Vanguard LifeStrategy Conservative Growth Portfolio
  (Division 54).............................................  09/30/94       66.09         --        --     57.08    23.17
Vanguard Fixed Income Securities Fund --
  Long-Term Corporate Portfolio (Division 22)**.............  07/09/73          --     149.04     43.05     34.12    16.79
Vanguard Fixed Income Securities Fund --
  Long-Term U.S. Treasury Portfolio (Division 23)**.........  05/19/86          --     143.38     43.96     35.08    17.88
Vanguard LifeStrategy Growth Portfolio (Division 52)........  09/30/94       98.14         --        --     85.11    34.75
Vanguard LifeStrategy Moderate Growth Portfolio (Division
  53).......................................................  09/30/94       82.18         --        --     71.81    29.28
Vanguard/Wellington (Division 25)...........................  07/01/29          --     263.50    110.74     84.22    31.01
Vanguard/Windsor II (Division 24)...........................  06/24/85          --     401.68    159.08    127.91    45.61

---------------

 * The table reflects the historical performance of each Fund based on investment in a hypothetical Contract from the date of the Fund's inception. The actual performance of each Fund has been reduced by Separate Account fees that would have been incurred under the Contract. The Contracts offered by this prospectus became available for purchase for all Funds other than T. Rowe Price Small-Cap Stock Fund and the Vanguard LifeStrategy Portfolios on January 1, 1998. For the T. Rowe Price Small-Cap Stock Fund and the Vanguard LifeStrategy Portfolios the Contract became available as of the date of this prospectus.

**  The performance figures for the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio (Division 22) and the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio (Division 23) in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                        TABLE VI
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (FROM COMPARABLE FUND INCEPTION TO MARCH 31, 1998)

                                                                SINCE
                     FUND AND DIVISION*                       INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     ------------------                       ---------   --------   -------   -------   ------
American General Balanced Fund (Division 42)................       --      235.96%    92.89%    78.28%   29.68%
American General Conservative Growth Lifestyle Fund
  (Division 50)**...........................................       --          --        --        --       --
American General Domestic Bond Fund (Division 43)...........       --      114.89     29.84     26.33    10.72
American General Growth Lifestyle Fund (Division 48)**......       --          --        --        --       --
American General International Growth Fund (Division 33)
  Period from 05/01/92 to 06/30/95..........................    42.88%         --        --     48.96    11.17
  Period from 10/01/95 to 03/31/98..........................    62.68          --        --        --    18.60
American General International Value Fund (Division 34).....       --      174.30    100.37     60.75    22.36
American General Large Cap Growth Fund (Division 39)........   224.56          --    206.02    127.90    28.10
American General Large Cap Value Fund (Division 40).........   223.27          --    170.53    150.82    57.63
American General Mid Cap Growth Fund (Division 37)..........   132.47          --    138.92     99.34    42.47
American General Mid Cap Index Fund(Division 46)
    Period from 04/01/88 to 03/31/98........................       --      270.36    129.35    107.34    48.00
    Period from 10/01/91 to 03/31/98........................   195.58          --    129.35    107.34    48.00
American General Mid Cap Value Fund (Division 38)...........       --      338.87    151.63    122.93    41.04
American General Moderate Growth Lifestyle Fund (Division
  49)**.....................................................       --          --        --        --       --
American General Money Market Fund(Division 44).............       --       63.51     22.73     15.18     4.85
American General S&P 500 Index Fund (Division 47)...........       --      433.93    163.72    131.09    47.33
American General Small Cap Growth Fund (Division 35)........   147.18          --        --    135.89    53.16
American General Small Cap Index Fund (Division 45).........       --      276.22    120.98     90.31    41.93
American General Small Cap Value Fund (Division 36)**.......       --          --        --        --       --
American General Socially Responsible Fund (Division 41)....   256.94          --    156.33    134.72    46.93

---------------

 *  These Funds commenced operations on           , 1998. Accordingly, no actual
    performance history for such Funds exists. The performance data shown in the above Table is based on the performance data of Comparable Funds reduced by Separate Account Fees that would have been incurred during the applicable period. For a description of the methodology used in determining Comparable Fund performance for each Fund, please see the "Summary of Funds" in this prospectus.

**  These Funds commenced operations on           , 1998 and no Comparable Fund
    performance information is available for these Funds.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director Plus may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director Plus was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director Plus may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director Plus provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, or is instead a nonqualified Contract. Portfolio Director Plus is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) individual retirement annuities;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) simplified deferred
     compensation plans of private
     employers;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director Plus is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise tax, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h))

--------------------------------------------------------------------------------

which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. In any event, were the IRS to challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

Generally, investment earnings on contributions to Non-Qualified Contracts will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Plus Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]
This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (0.35% - 0.85% during the purchase period and 0.75% - 1.25% during the payout period) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age
59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a

--------------------------------------------------------------------------------

pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------

YEAR 2000 RISKS

Like other insurance companies, financial and business organizations around the world, each of the Variable Account Options and the underlying mutual funds could be adversely affected if the computer systems used by the Company, other service providers and entities with computer systems that are linked to the Company's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that its uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Variable Account Options' other major service providers. The Company expects to be substantially complete with its computer systems projects to address year 2000 issues by the end of 1998. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Variable Account Options.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
Plus).

                             (Please Print or Type)

--------------------------------------------------------------------------------


   Name:                                                  G.A. #
   Address:                                               Policy #
   Social Security Number:
-------------------------------------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    8
Types of Variable Annuity Contracts.................    9
Federal Tax Matters.................................    9
    Tax Consequences of Purchase Payments...........    9
    Tax Consequences of Distributions...............   11
    Special Tax Consequences -- Early
      Distribution..................................   12
    Special Tax Consequences -- Required
      Distributions.................................   13
    Tax Free Rollovers, Transfers and Exchanges.....   14
Exchange Privilege..................................   14
    Exchanges From Portfolio Director...............   14
    Exchanges From Portfolio Director 2.............   15
    Exchanges From Independence Plus Contracts......   16
    Exchanges From V-Plan Contracts.................   17
    Exchanges From SA-1 and SA-2 Contracts..........   18
    Exchanges From Impact Contracts.................   19
    Exchanges From Compounder Contracts.............   20
    Information Which May Be Applicable To Any
      Exchange......................................   21
Calculation of Surrender Charge.....................   22
    Illustration of Surrender Charge on Total
      Surrender.....................................   22
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   22
Purchase Unit Value.................................   23
    Illustration of Calculation of Purchase Unit
      Value.........................................   23
    Illustration of Purchase of Purchase Units......   23
Performance Calculations............................   23
    AGSPC Money Market and American General Money
      Market Divisions Yields.......................   23
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   23
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   23
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   24
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   24
Standardized Yield for Bond Fund Divisions..........   24
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   24
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   24
    Calculation of Average Annual Total Return......   25
Performance Information.............................   26
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   26
    Performance Compared to Market Indices..........   26
    AGSPC Asset Allocation Division Five............   30
    AGSPC Capital Conservation Division Seven.......   31
    AGSPC Government Securities Division Eight......   32
    AGSPC Growth Division Fifteen...................   33
    AGSPC Growth & Income Division Sixteen..........   34
    AGSPC International Equities Division Eleven....   35
    AGSPC International Government Bond Division
      Thirteen......................................   35
    AGSPC MidCap Index Division Four................   36
    AGSPC Money Market Division Six.................   37
    AGSPC Science & Technology Division Seventeen...   37
    AGSPC Small Cap Index Division Fourteen.........   38
    AGSPC Social Awareness Division Twelve..........   38
    AGSPC Stock Index Division Ten..................   39
    American Century -- Twentieth Century Ultra
      Division Thirty-One...........................   40
    American General Balanced Division Forty-Two....   41

                                                      PAGE
                                                      ----
    American General Conservative Growth Lifestyle
      Division Fifty................................   41
    American General Domestic Bond Division
      Forty-Three...................................   42
    American General Growth Lifestyle Division
      Forty-Eight...................................   42
    American General International Growth Division
      Thirty-Three..................................   43
    American General International Value Division
      Thirty-Four...................................   44
    American General Large Cap Growth Division
      Thirty-Nine...................................   45
    American General Large Cap Value Division
      Forty.........................................   45
    American General Mid Cap Growth Division Thirty-
      Seven.........................................   46
    American General Mid Cap Index Division
      Forty-Six.....................................   46
    American General Mid Cap Value Division Thirty-
      Eight.........................................   47
    American General Moderate Lifestyle Division
      Forty-Nine....................................   47
    American General Money Market Division
      Forty-Four....................................   48
    American General Small Cap Growth Division
      Thirty-Five...................................   49
    American General Small Cap Index Division Forty-
      Five..........................................   49
    American General Small Cap Value Division
      Thirty-Six....................................   49
    American General Socially Responsible Division
      Forty-One.....................................   50
    American General S&P 500 Index Division Forty-
      Seven.........................................   50
    Dreyfus Small Cap Division Eighteen.............   51
    Founders Growth Division Thirty.................   52
    Neuberger&Berman Guardian Trust Division
      Twenty-Nine...................................   53
    Putnam Global Growth Division Twenty-Eight......   54
    Putnam New Opportunities Division Twenty-Six....   55
    Putnam OTC & Emerging Growth Division
      Twenty-Seven..................................   56
    Scudder Growth and Income Division Twenty-One...   56
    T. Rowe Price Small-Cap Stock Division
      Fifty-One.....................................   57
    Templeton Asset Allocation Division Nineteen....   58
    Templeton Foreign Division Thirty-Two...........   59
    Templeton International Division Twenty.........   60
    Vanguard LifeStrategy Conservative Growth
      Portfolio Division Fifty-Four.................   61
    Vanguard Fixed Income Securities
      Fund -- Long-Term Corporate Portfolio Division
      Twenty-Two....................................   62
    Vanguard Fixed Income Securities
      Fund -- Long-Term U.S. Treasury Portfolio
      Division Twenty-Three.........................   63
    Vanguard LifeStrategy Growth Portfolio Division
      Fifty-Two.....................................   64
    Vanguard LifeStrategy Moderate Growth Portfolio
      Division Fifty-Three..........................   64
    Vanguard/Wellington Division Twenty-Five........   65
    Vanguard/Windsor II Division Twenty-Four........   65
Payout Payments.....................................   66
    Assumed Investment Rate.........................   66
    Amount of Payout Payments.......................   66
    Payout Unit Value...............................   66
    Illustration of Calculation of Payout Unit
      Value.........................................   67
    Illustration of Payout Payments.................   67
Distribution of Variable Annuity Contracts..........   68
Experts.............................................   68
Comments on Financial Statements....................   69

                                  [VALIC LOGO]

                                 PRINTED MATTER
                    PRINTED IN U.S.A.  VA 10855-40  REV 7/98
         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:

3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955
10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 774-7844
1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 574-5433
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611
100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700
230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 368-1001
11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 574-7145
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330
1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099
4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801
410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 883-3840
90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 750-5611
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529
Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 520-2028
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288
1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 646-8030
Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515
800 Gessner
Suite 1280
Houston, TX 77024
(713) 465-2253

   There are also more than thirty-six branch offices located throughout the country.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                             SUBJECT TO COMPLETION
       PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED JULY 2, 1998

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                            PORTFOLIO DIRECTOR PLUS
                              FOR SERIES 1 TO 12,
                              SERIES 1.20 TO 12.20
                            AND SERIES 1.40 TO 12.40

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B
                                        , 1998

This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio
Director Plus dated        , 1998 ("Contracts") and should be read in
conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing the Company, or The Variable Annuity Marketing Company (the "Underwriter") at 2929 Allen Parkway, Houston, Texas 77019; 1-800-44-VALIC. Prospectuses are also available from regional sales offices of the Underwriter or from its registered sales representatives.

(*Portfolio Director Plus is composed of Contract Forms UIT-194, UITG-194,
  UITN-194, UIT-IRA-194, and UIT-SEP-194.)

                                  DO NOT COPY

                               TABLE OF CONTENTS

General Information.........................................    4
  Marketing Information.....................................    4
  Endorsements and Published Ratings........................    8
Types of Variable Annuity Contracts.........................    9
Federal Tax Matters.........................................    9
  Tax Consequences of Purchase Payments.....................    9
  Tax Consequences of Distributions.........................   11
  Special Tax Consequences -- Early Distribution............   12
  Special Tax Consequences -- Required Distributions........   13
  Tax Free Rollovers, Transfers and Exchanges...............   14
Exchange Privilege..........................................   14
  Exchanges from Portfolio Director.........................   14
  Exchanges from Portfolio Director 2.......................   15
  Exchanges From Independence Plus Contracts................   16
  Exchanges From V-Plan Contracts...........................   17
  Exchanges From SA-1 and SA-2 Contracts....................   18
  Exchanges From Impact Contracts...........................   19
  Exchanges From Compounder Contracts.......................   20
  Information Which May Be Applicable To Any Exchange.......   21
Calculation of Surrender Charge.............................   22
  Illustration of Surrender Charge on Total Surrender.......   22
  Illustration of Surrender Charge on a 10% Partial
     Surrender Followed by a Full Surrender.................   22
Purchase Unit Value.........................................   23
  Illustration of Calculation of Purchase Unit Value........   23
  Illustration of Purchase of Purchase Units................   23
Performance Calculations....................................   23
  AGSPC Money Market and American General Money Market
     Divisions Yields.......................................   23
  Calculation of Current Yield for AGSPC Money Market
     Division Six...........................................   23
  Illustration of Calculation of Current Yield for AGSPC
     Money Market Division Six..............................   23
  Calculation of Effective Yield for AGSPC Money Market
     Division Six...........................................   24
  Illustration of Calculation of Effective Yield for AGSPC
     Money Market Division Six..............................   24
Standardized Yield for Bond Fund Divisions..................   24
  Calculation of Standardized Yield for Bond Fund
     Divisions..............................................   24
  Illustration of Calculation of Standardized Yield for Bond
     Fund Divisions.........................................   24
  Calculation of Average Annual Total Return................   25
Performance Information.....................................   26
  Hypothetical $10,000 Account Value and Cumulative Return
     as Compared to Benchmark Tables........................   26
  Performance Compared to Market Indices....................   26
  AGSPC Asset Allocation Division Five......................   30
  AGSPC Capital Conservation Division Seven.................   31
  AGSPC Government Securities Division Eight................   32
  AGSPC Growth Division Fifteen.............................   33
  AGSPC Growth & Income Division Sixteen....................   34
  AGSPC International Equities Division Eleven..............   35
  AGSPC International Government Bond Division Thirteen.....   35
  AGSPC MidCap Index Division Four..........................   36
  AGSPC Money Market Division Six...........................   37
  AGSPC Science & Technology Division Seventeen.............   37
  AGSPC Small Cap Index Division Fourteen...................   38
  AGSPC Social Awareness Division Twelve....................   38
  AGSPC Stock Index Division Ten............................   39
  American Century -- Twentieth Century Ultra Division
     Thirty-One.............................................   40
  American General Balanced Division Forty-Two..............   41

  American General Conservative Growth Lifestyle Division
     Fifty..................................................   41
  American General Domestic Bond Division Forty-Three.......   42
  American General Growth Lifestyle Division Forty-Eight....   42
  American General International Growth Division
     Thirty-Three...........................................   43
  American General International Value Division
     Thirty-Four............................................   44
  American General Large Cap Growth Division Thirty-Nine....   45
  American General Large Cap Value Division Forty...........   45
  American General Mid Cap Growth Division Thirty-Seven.....   46
  American General Mid Cap Index Division Forty-Six.........   46
  American General Mid Cap Value Division Thirty-Eight......   47
  American General Moderate Growth Lifestyle Division
     Forty-Nine.............................................   47
  American General Money Market Division Forty-Four.........   48
  American General Small Cap Growth Division Thirty-Five....   49
  American General Small Cap Index Division Forty-Five......   49
  American General Small Cap Value Division Thirty-Six......   49
  American General S&P 500 Index Division Forty-Seven.......   50
  American General Socially Responsible Division
     Forty-One..............................................   50
  Dreyfus Small Cap Division Eighteen.......................   51
  Founders Growth Division Thirty...........................   52
  Neuberger&Berman Guardian Trust Division Twenty-Nine......   53
  Putnam Global Growth Division Twenty-Eight................   54
  Putnam New Opportunities Division Twenty-Six..............   55
  Putnam OTC & Emerging Growth Division Twenty-Seven........   56
  Scudder Growth and Income Division Twenty-One.............   56
  T. Rowe Price Small-Cap Stock Division Fifty-One..........   57
  Templeton Asset Allocation Division Nineteen..............   58
  Templeton Foreign Division Thirty-Two.....................   59
  Templeton International Division Twenty...................   60
  Vanguard LifeStrategy Conservative Growth Portfolio
     Division Fifty-Four....................................   61
  Vanguard Fixed Income Securities Fund -- Long-Term
     Corporate Portfolio Division Twenty-Two................   62
  Vanguard Fixed Income Securities Fund -- Long-Term U.S.
     Treasury Portfolio Division Twenty-Three...............   63
  Vanguard LifeStrategy Growth Portfolio Division
     Fifty-Two..............................................   64
  Vanguard LifeStrategy Moderate Growth Portfolio Division
     Fifty-Three............................................   64
  Vanguard/Wellington Division Twenty-Five..................   65
  Vanguard/Windsor II Division Twenty-Four..................   65
Payout Payments
  Assumed Investment Rate...................................   66
  Amount of Payout Payments.................................   66
  Payout Unit Value.........................................   66
  Illustration of Calculation of Payout Unit Value..........   67
  Illustration of Payout Payments...........................   67
Distribution of Variable Annuity Contracts..................   68
Experts.....................................................   68
Comments on Financial Statements............................   69

                              GENERAL INFORMATION

MARKETING INFORMATION

     The Company has targeted organizations in specific market sectors as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private, primary and secondary schools, colleges and universities, healthcare organizations, state and local governments and other organizations.

     This marketing concept has proven to be successful. In the aggregate, premium deposits to the Company have grown from $37,000 in 1956 to more than $3.4 billion as of December 31, 1997. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 1,739,191 accounts as of December 31, 1997. The number of employer groups which have purchased Contracts has increased by 195 percent in the past ten years to more than 26,392 as of December 31, 1997. As of December 31, 1997, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1997 the Company's assets totaled more than $33 billion.

     The Company's growth can also be reviewed by examining each market segment the Company targets.

     As of December 31, 1997, the Company was marketing Contracts in more than 9,795 public and private, primary and secondary schools with more than 464,729 participant accounts for employees in public and private schools nationwide. From December 31, 1986 to December 31, 1997, the cash value of investments in these Contracts has increased by 291 percent while the number of public and private school groups in these Contracts increased 104 percent and the number of participant accounts in these Contracts increased by 115 percent.

     The Company has also increased its marketing efforts to colleges and universities. From December 31, 1987 to December 31, 1997, the number of colleges and universities which allow the Company to market Contracts to its faculty and staff members has increased 176 percent and for the same period the number of participant accounts has increased 141 percent. For the same time period cash values for participants have increased 315 percent. As of December 31, 1997, nearly 33 percent of United States colleges and universities allow the Company to market Contracts to their faculty and staff members.

     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."

     The Company has also had growth in the healthcare market segment. From December 31, 1987 to December 31, 1997 Contract cash values have increased 795 percent. During the same period the number of healthcare groups that have purchased these Contracts increased 290 percent and the number of participant accounts increased 774 percent.

     The Company has also experienced growth in contracts sold to state and local governmental groups. From December 31, 1986 to December 31, 1997, Contract cash values for participants in these groups have increased 309 percent. For the same period the number of participant accounts for individuals in these groups in these Contracts increased 233 percent and the number of employer groups has increased 371 percent.

     Additionally, many states operate, as an alternative to state administered defined benefit retirement programs, Optional Retirement Plans (ORPs). A state that sponsors an ORP will select one or more carriers to participate in the ORP. The Company has been selected as one of the carriers permitted to market Contracts to state employees who elect to participate in the ORP in 28 of the 31 states to sponsor ORPs with multiple carriers, as of December 31, 1997. From December 31, 1992 to December 31, 1997, in these ORPs the number of participant accounts increased 105 percent and cash values increased 153 percent to nearly $2.3 billion.

     The Company may, from time to time, refer to American General Retirement Services. American General Retirement Services is a financial reporting segment of American General Corporation. The Company and American General Annuity Insurance Company are the two insurance companies that constitute American General Retirement Services.

     The Company may, from time to time, refer to a general investment strategy known as indexing. Several of the Divisions employ this investment strategy. The Company may compare the performance of these Divisions to the S&P 500 Index, S&P

MidCap 400 Index, Russell 2000 Index, Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.

     The Company may, from time to time, refer, individually or collectively, to its package of retirement plan services. Collectively, this package of services may be referred to as easy Retirement Plan. Easy Retirement Planning includes:
(1) personal, face-to-face service from highly trained VALIC Retirement Planning Specialists; (2) informative retirement-investment education programs, seminars and materials; (3) specialized computer-aided services for retirement planning and developing asset allocation strategies; (4) a wide selection of innovative, market-responsive investment options; (5) advanced and efficient administration of retirement accounts; and (6) a financially strong and stable Company with which to do business.

     From time to time the Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are that the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient and selecting the suitable mix of asset classes is more important when creating a long-term investment portfolio. Modern Portfolio Theory allows an investor to determine an "efficient" or "optimized" portfolio that has historically provided a higher return with the same risk or the same return with lower risk.

     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Laffer-Cantos, Inc., VARDS Report, Wilson Associates, Morningstar, Inc. and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.

     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for that market segment, e.g., the healthcare segment. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital. The sales literature and material would address specifically the group's contract and retirement plan.

     The Company, in its marketing efforts, may also refer to the following investment advisers referenced in the Prospectus.

     The Company may, from time-to-time, refer to American Century Investment Management, Inc. (ACIM) as investment adviser to the American
Century -- Twentieth Century Ultra Fund (underlying Division Thirty-One). The nation's fourth-largest family of direct-marketed, no-load mutual funds, American Century also represents the 15th-largest family of funds overall. American Century offers nearly 70 no-load funds and manages assets for more than 2 million investors. ACIM, or its predecessor, has been providing investment advisory services to American Century since its founding in 1958. ACIM was formerly known as Investors Research Corporation. American Century, as of December 31, 1997, had more than $61 billion of assets under management.

     The Company may, from time to time, refer to The Dreyfus Corporation as the investment adviser for the Dreyfus Small Cap Portfolio (underlying Division Eighteen). The Dreyfus Corporation has been helping Americans invest for their future with quality mutual funds, for more than four decades. As of March 31, 1998, the firm had approximately $100 billion in assets under management.

     The Company may, from time-to-time, refer to Founders Asset Management LLC
(FAM) as investment adviser to Founders Growth Fund (underlying Division Thirty). FAM and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. FAM offers a range of no-load mutual funds, sub-advisory services and separately managed accounts matched to specific client needs. FAM has established a growth-style management investment process which is consistent throughout all portfolios. The FAM story includes themes of teamwork, experience and strong historical results. These themes weave together into a number of unique products and services which may be suitable for institutions and individuals. FAM, as of December 31, 1997, had over $6 billion of assets under management.

     The Company may, from time to time, refer to Neuberger&Berman Management Inc. (N&B Management) as investment manager to the Portfolio in which Neuberger&Berman Guardian Trust (underlying Division Twenty-Nine) invests. In 1939, Roy Neuberger established Neuberger&Berman, LLC, which was then a partnership to manage equity portfolios for individual investors. In 1950, he introduced one of the first no-load mutual funds, Guardian Mutual Fund. N&B Management, an affiliate of Neuberger&Berman, LLC, was later established and now manages a family of mutual funds. N&B Management follows a value approach for Neuberger&Berman Guardian Trust which is intended to provide solid performance in good markets and minimize losses when conditions are less favorable. N&B Management, as of December 31, 1997, had approximately $21.2 billion of assets under management.

     The Company may, from time to time, refer to Putnam Investment Management Inc. (PIM) as investment adviser to the Putnam New Opportunities Fund (underlying Division Twenty-Six), Putnam OTC & Emerging Growth Fund (underlying Division Twenty-Seven) and Putnam Global Growth Fund (underlying Division Twenty-Eight). PIM is one of the nation's oldest and largest investment complexes, managing more than 90 different funds and serving more than 9 million shareholder accounts. For the past seven years, PIM and its affiliates have been rated among the top service providers in the nation, according to DALBAR Financial Services, which monitors and evaluates the quality of service provided by virtually every mutual fund family. PIM credits its strength in the financial industry to its highly diversified product line, professional portfolio management and award-winning service. Including institutional accounts, PIM and its affiliates, as of December 31, 1997, had approximately $240 billion of assets under management.

     The Company may, from time to time, refer to Scudder Kemper Investments, Inc. (Scudder Kemper) as investment adviser to the Scudder Growth and Income Fund (underlying Division Twenty-One). Scudder Kemper, is one of the largest and most experienced investment management organizations worldwide, managing assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies and private family and individual accounts. It is a member of the Zurich Group, an internationally recognized leader in financial services, which includes property/casualty and life insurance, reinsurance and asset management. Scudder Kemper, as of January 1, 1998, had more than $200 billion in assets under management.

     The Company may, from time to time, refer to T. Rowe Price Associates, Inc. (T. Rowe Price) as investment adviser to the T. Rowe Price Small-Cap Stock Fund (underlying Division Fifty-One). The firm, which was founded by Thomas Rowe Price Jr. in 1937, is one of the pioneers of the growth stock theory of investing. T. Rowe Price, one of the nation's leading no-load fund managers, and its affiliates manage over $139 billion of assets as of March 31, 1998. Its approach to managing money is based on proprietary research and a strict investment discipline developed over six decades.

     The Company may, from time to time, refer to Templeton Global Advisors
(TGA) Limited as investment adviser to the Templeton Foreign Fund (underlying Division Thirty-Two). For more than 40 years, the Templeton organization has been a leading global investment management company with offices in the U.S., Australia, Bahamas, Canada, Hong Kong, Luxembourg, Singapore, Russia, Scotland and Germany. Templeton is a member of the $221 billion Franklin Templeton Group with over 6 million individual and institutional accounts. The Franklin Templeton Group provides investment management and advisory services to a world-wide client base and maintains a disciplined, long-term approach to value-oriented global and international investing. Templeton Advisers, as of December 31, 1997, had more than $94 billion in assets under management.

     The Company may, from time to time, refer to Templeton Investment Counsel Inc. as the investment adviser for the Templeton Asset Allocation Fund (underlying Division Nineteen) and the Templeton International Fund (underlying Divi-sion Twenty). For more than 40 years the Templeton organization has been a leading global investment management company with offices in the US., Australia, Bahamas, Canada, Germany, Hong Kong, Luxemburg, Russia, Scotland and Singapore. Templeton is a member of the $221 billion Franklin Templeton Group with over 6 million individual and institutional accounts. Templeton Advisers, as of December 31, 1997, has more than $94 billion of assets under management. The Franklin Templeton Group provides investment management and advisory services to a worldwide client base. Templeton Investment Counsel Inc. uses a disciplined, long-term approach to value oriented global and international investing. It has an extensive global network of investment sources. Securities are selected for a fund's portfolio on the basis of fundamental company by company analysis.

     From time to time, the Company may refer to Vanguard as the investment adviser to the Vanguard Funds underlying Vanguard LifeStrategy Conservative Growth Portfolio (underlying Division Fifty-Four), Vanguard LifeStrategy Moderate Growth Portfolio (underlying Division Fifty-Three) and Vanguard LifeStrategy Growth Portfolio (underlying Division Fifty-Two). Since its founding in 1974, Vanguard has emerged as one of America's largest mutual fund organizations. Today Vanguard provides competitive investment performance, a diversity of fund alternatives and the lowest possible fund operating expenses to nearly 9 million shareholders. Vanguard, as of December 31, 1997, had more than $330 billion of assets under management.

     The Company may, from time to time, refer to the Wellington Management Company, LLP (WMC) as investment adviser to the Vanguard/ Wellington Fund (underlying Division Twenty-Five) and the Vanguard Fixed Income Securities
Fund -- Long-Term Corporate Portfolio (underlying Division Twenty-Two). WMC is a professional investment counseling firm which globally provides investment services to investment companies, institutions and individuals.

     The Company may, from time to time, refer to Vanguard Fixed Income Group
(VFIG) as investment adviser to the Vanguard Fixed Income Securities
Fund -- Long-Term U.S. Treasury Portfolio (underlying Division Twenty-Three). VFIG provides investment advisory services to more than 39 Vanguard money market and bond portfolios.

     The Company may, from time to time, refer to Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc. and Vanguard Core Management Group. Each is an investment adviser to Vanguard/Windsor II (underlying Division Twenty-Four). Barrow, Hanley, Mewhinney & Strauss, Inc. is a Texas corporation which manages a portion of the equity allocation of the Vanguard/ Windsor II. Equinox Capital Management, Inc., a Delaware corporation, Tukman Capital Management, Inc., a Maryland corporation, and Vanguard Core Management Group manage the investment and reinvestment of a portion of the equity allocation of Vanguard/ Windsor II.

     The Company may, from time to time, refer to the following investment subadvisers; Bankers Trust Company investment subadviser to AGSPC Stock Index Fund (underlying Division 10), AGSPC MidCap Index Fund (underlying Division 4), AGSPC Small Cap Index Fund (underlying Division 14), American General S&P 500 Index Fund (underlying Division 47), American General Mid Cap Index Fund (underlying Division 46), American General Small Cap Index Fund (underlying Division 45) and American General Small Cap Value Fund (underlying Division 36);
T. Rowe Price Associates, Inc. investment subadviser to AGSPC Growth Fund (underlying Division 15) and AGSPC Science & Technology Fund (underlying Division 17), Neuberger&Berman LLC investment subadviser to Neuberger&Berman Guardian Trust (underlying Division 29), Value Line Inc. investment subadviser to the AGSPC Growth & Income Fund (underlying Division 16), Jacobs Asset Management investment subadviser to American General International Growth Fund (underlying Division 33), Goldman Sachs Asset Management investment subadviser to American General Large Cap Growth Fund (underlying Division 39), Brown Capital Management Inc. investment subadviser to American General Mid Cap Growth Fund (underlying Division 37), J.P. Morgan Investment Management Inc. investment subadviser to American General Small Cap Growth Fund (underlying Division 35), Capital Guardian Trust Company investment subadviser to American General International Value Fund (underlying Division 34), American General Balanced Fund (underlying Division 42), American General Domestic Bond Fund (underlying Division 43), State Street Bank & Trust Company/State Street Global Advisors investment subadviser to American General Large Cap Value Fund (underlying Division 40), Neuberger&Berman Management Inc. investment subadviser to American General Mid Cap Value Fund (underlying Division 38), Fiduciary Management Associates Inc. investment subadviser to American General Small Cap Value Fund (underlying Division 36).

     The Company may, from time to time, refer in advertisements or sales materials to certain milestones which are intended to emphasize the Company's growth and development in assets, groups and various market segments. The Company may also refer to other versions of Portfolio Director Plus in advertisements or sales material. The Company may refer to certain innovative aspects of its products such as having a variety of publicly available mutual funds as Variable Account Options. Additionally the Company may refer from time to time in advertisements or sales materials to marketing strategies it utilizes to promote the Company's business objectives. Further, the Company may refer from time to time in advertisements or sales materials to certain value-added services it provides to its groups, Contract Owners and Participants.

     The Company may, from time to time, refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by VALIC Participants to directly invest in publicly available mutual funds. PCRA is marketed through the VALIC Investment Services Company.

     The Company may from time to time compare the performance of the mutual funds that serve as the investment vehicles for Portfolio Director Plus to the performance of certain market indices. These market indices are described in the "Performance Information" Section of this Statement of Additional Information.

ENDORSEMENTS AND
PUBLISHED RATINGS

     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time.

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F.

     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

     The Company may additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a company's insurance claims paying ability. Duff & Phelp's ratings range from AAA to CCC.

     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

     The Company may from time to time, refer to Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies (CDA/Wiesenberger) when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

     Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. Morningstar has not, however, ranked the Neuberger&Berman Guardian Trust. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual Fund Cate-gory. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.

     The Company may, from time to time, refer to The Variable Annuity Research & Data Services (VARDS) Report. The VARDS Report offers monthly analysis of the variable annuity industry, including marketing and performance information.

     Finally the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

TYPES OF VARIABLE ANNUITY
CONTRACTS

     Three types of Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates:

(1) single payment immediate annuity Contracts;

(2) single payment deferred annuity Contracts; and

(3) flexible payment deferred annuity Contracts.

     Under single payment Contracts, only one Purchase Payment is made by the Contract Owner. Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     Under deferred annuity contracts, Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

     Under immediate annuity Contracts, the first annuity payment is made on the first day of the second month after the Purchase Payment is received. During the period before the Annuity Date, the Purchase Payments are invested in the same manner, and the other terms and conditions (including the options and rights of Contract Owners, Annuitants and Beneficiaries) are the same under immediate annuity Contracts as under deferred annuity Contracts.

     The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director Plus, during life and at death.

     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. If investment in publicly available mutual funds were to cause the tax deferral provisions described below for these specific types of contracts not to apply, you would be currently taxed on transfers, redemptions, purchase payments and dividend and capital gains distributions.

     In addition, it is also the opinion of VALIC and its tax counsel that, for each other type of Qualified Contract, an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

     For Non-Qualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons pursuant to the meaning of Section 72 of the Code. In that case, investment earnings on contributions to Non-Qualified Contracts generally will be taxed currently to the owner, and the contracts will not be treated as annuities for federal income tax purposes.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

     403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax limitations. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.

     Your voluntary salary reduction contributions are generally limited to $10,000 ($9,500 before 1998), although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contribu-tions are generally limited to the smallest of $30,000; approximately 25% of salary; or an exclusion allowance which takes into account a number of factors. In addition, after 1988 employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

     401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Sections 401(k) or 414(h).

     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally may be made only by individuals who:

 (i) are not active participants in another retirement plan, and are not married;

 (ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.

(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $30,000 or less ($25,000 or less prior to 1998; adjusted upward for inflation after 1998); or

(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $50,000 or less ($40,000 or less prior to in 1998; adjusted upward for inflation after 1998).

     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

 (i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     408A "Roth" Individual Retirement Annuities ("408A "Roth" IRAs"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and may be made only by individuals who:

 (i) are unmarried and have adjusted gross income of $95,000 or less; or

(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $15,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $2,000 or 100% of compensation limit.

     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the $2,000 annual contribution limit.

     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish an eligible deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.

     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. If the program is an eligible deferred compensation plan (an "EDCP"), in 1998 you may contribute (and defer tax on) the lesser of $8,000 (indexed for inflation) or 33 1/3% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age.

     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts may remain subject to the claims of the employer's general creditors until 1999. The employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

     SEP. Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income, and after 1993 cannot exceed the lesser of $30,000 or 15% of your compensation.

     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. These salary reduction contributions may not exceed $7,000, indexed for inflation in later years. Such plans if established by December 31, 1996, may still allow employees to make these contributions.

     SIMPLE IRA. Employer and employees contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $6,000 in any year. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

     Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1) attainment of age 59 1/2;

(2) separation from service;

(3) death;

(4) disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a section 403(b)(7) custodial account other than rollover contributions.

     Distributions are taxed as ordinary income to the recipient in accordance with Section 72.

     401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be subject to special 5-year or 10-year income averaging treatment. Five-year forward averaging is unavailable for distributions occurring after December 31, 1999. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

     408(b) IRA, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from an IRA to a Roth IRA, and conversions of an IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers of conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

     408A "Roth" IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death, disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to taxpayer's first 408A "Roth" IRA. A later date may apply to distributions from a Roth IRA which contains one or more rollover contributions from a traditional IRA, to determine if the distribution is qualified distribution. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which are paid or otherwise made available to the recipient.

     Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1998, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY
DISTRIBUTION

     403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age
59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1) death;

(2) disability;

(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a), 403(a));

(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

Separation from service is not required for distributions from an IRA, SEP or SIMPLE IRA under #4 above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 20% penalty, rather than a 10% penalty.

After 1997, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

(6) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer, and

(7) distributions to cover certain costs of higher education tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild, and

(8) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A "Roth" IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax as other IRAs. Distributions of rollover or conversion contributions from an IRA which are not qualified distributions, may be subject to additional penalty taxes.

     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Non-Qualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is:

(1) to a Beneficiary on or after the Contract Owner's death;

(2) upon the Contract Owner's disability;

(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary;

(4) made under an immediate annuity contract, or

(5) allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED
DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

     A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

     401(a) and 403(a) Qualified Plans. Minimum distribution requirements for Qualified Plans, are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1) there is no exception for pre-1987 amounts; and

(2) there is no available postponement, past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A "Roth" IRAs during the owner's lifetime, but generally do apply at the owner's death.

     A participant generally may aggregate his or her Roth IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.
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

     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     Non-Qualified Contracts. Non-Qualified Contracts do not require commencement of distributions at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant at the time of death.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

     403(b) Annuities. Tax free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.

     401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be transferred in a tax-free rollover to a 408(b) individual retirement account or annuity, or to another such plan.

     408(b) IRAs. Funds may be transferred tax-free to a 408(b) IRA Contract, from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan, under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another such plan or 403(b) Annuity Contract from this "conduit" IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth
IRA) to another provided that no more than one such rollover is made during any twelve-month period.

     408A "Roth" IRAs. Funds may be transferred tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:

 (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii) are not married filing separately.

     Special, complicated rules governing holding periods, escape from the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     SEPs. Funds may be rolled over tax free from one SEP only to another SEP or a 408(b) IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP.

     Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. The exchange of one annuity contract for another is a tax-free transaction under Section 1035, but is reportable to the IRS.

EXCHANGE PRIVILEGE

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director Plus. These other contracts are listed in the prospectus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director Plus provided below.

EXCHANGES FROM PORTFOLIO DIRECTOR

  Sales/Surrender Charges.

     Portfolio Director and Portfolio Director Plus have the same provisions for imposing surrender charges upon total or partial surrenders. Portfolio Director and Portfolio Director Plus have the same provisions where surrender charges are not imposed. For purposes of satisfying the fifteen-year and five-year holding requirements described in "Surrender Charge" in the prospectus, Portfolio Director Plus will be deemed to have been issued on the same date as Portfolio Director. Purchase Payments exchanged into Portfolio Director Plus will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Portfolio Director for purposes of calculating the surrender charge under Portfolio Director Plus.
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

  Other Charges

     Portfolio Director and Portfolio Director Plus have the same provisions for imposing the quarterly account maintenance fee.

     Portfolio Director and Portfolio Director Plus impose an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Option selected, if any, on the daily net asset value of VALIC Separate Account A. This charge is to cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality and expense risks and administration expenses. Under Portfolio Director Plus the Company will reimburse to certain Divisions any fees it receives from a Mutual Fund for providing the Mutual Fund administrative and shareholder services.

  Investment Options

     Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company, the Dreyfus Corporation or Templeton Investment Counsel Inc. for advisory fees at annual rates ranging from .28% to .90% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Under Portfolio Director Plus, fifty divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC 1, eighteen of which invest in different investment portfolios of AGSPC 3 and nineteen of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

  Annuity Options

     Portfolio Director and Portfolio Director Plus provide the same annuity options.

EXCHANGE FROM PORTFOLIO DIRECTOR 2

  Sales/Surrender Charges.

     Portfolio Director 2 and Portfolio Director Plus have the same provisions for imposing surrender charges upon total or partial surrenders. Portfolio Director 2 and Portfolio Director Plus have the same provisions where surrender charges are not imposed. For purposes of satisfying the fifteen-year and five-year holding requirements described in "Surrender Charge" in the prospectus, Portfolio Director Plus will be deemed to have been issued on the same date as Portfolio Director 2. Purchase Payments exchanged into Portfolio Director Plus will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Portfolio Director 2 for purposes of calculating the surrender charge under Portfolio Director Plus.

  Other Charges

     Portfolio Director 2 and Portfolio Director Plus have the same provisions for imposing the quarterly account maintenance fee.

     Portfolio Director 2 and Portfolio Director Plus impose an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director 2 and Portfolio Director Plus), depending upon the Variable Account Option selected, if any, on the daily net asset value of VALIC Separate Account A. This charge is to cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality and expense risks and administration expenses. Under Portfolio Director Plus the Company will reimburse to certain Divisions any fees it receives from a Mutual Fund for providing the Mutual Fund administrative and shareholder services.

  Investment Options

     Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Under Portfolio Director Plus, fifty divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC 1, eighteen of which invest in different investment portfolios of AGSPC 3 and nineteen of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory

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

fees ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

  Annuity Options

     Portfolio Director, Portfolio Director 2 and Portfolio Director Plus provide the same annuity options.

EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS

     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director Plus imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director Plus and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director Plus provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director Plus will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director Plus and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director Plus.

     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company for Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus). To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of AGSPC portfolio. The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director Plus, fifty divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC 1, eighteen of which invest in different portfolios of AGSPC 3 and nineteen of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company, or other investment advisers for advisory fees at annual rates ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years on a fixed basis only. Portfolio Director Plus permits annuity payments for a designated period between of 5 and 30 years on a fixed basis only. Independence Plus Contracts and Portfolio Director Plus both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS

     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director Plus also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director Plus may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director Plus provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director Plus provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age
59 1/2. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director Plus will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Directors Plus and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director Plus.

     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director Plus, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director Plus does not provide for commutation. V-Plan

Contracts and Portfolio Directors Plus both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS VA CONTRACTS)

     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director Plus the surrender charge under Portfolio Director Plus will not apply to the amount of Account Value applied to Portfolio Director Plus ("Exchanged Amount"). Purchase Payments made to Portfolio Director Plus, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director Plus will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director Plus, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of AGSPC. This portfolio is managed by the Company for advisory fees at an annual rate of .28% of the portfolio's average daily net assets. (Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director Plus, fifty divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC 1, eighteen of which invest in different portfolios of AGSPC 3 and nineteen of which invest in other mutual fund portfolios. These mutual fund portfolios are managed by either the Company or other investment managers, for advisory fees at annual rates ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director Plus does not provide for commutation. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director Plus. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director Plus does not provide this option. SA-1 and Portfolio Director Plus, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director Plus also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director Plus also has other provisions where surrender charges are not imposed. (See "Exceptions to Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director Plus will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into a Portfolio Director Plus which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director Plus.

     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of AGSPC. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to
 .50% of each respective portfolio's average daily net assets. Under Portfolio Director Plus, fifty divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC 1, eighteen of which invest in different portfolios of AGSPC 3 and nineteen of which invest in other mutual fund portfolios. These mutual fund portfolios are managed by either the Company, or other investment managers, for advisory fees at annual rates ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years on a fixed basis only. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director Plus does not provide for commutation. Impact Contracts and the Portfolio Director Plus both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS

     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director Plus the surrender charge under Portfolio Director Plus will not apply to the amount of Account Value applied to Portfolio Director Plus. Purchase Payments made to Portfolio Director Plus, however, would be subject to the surrender charge under Portfolio Director Plus. In the case of a partial surrender, all Purchase Payments to Portfolio Director Plus will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director Plus, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company for Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus allows Payout Payments be made on a fixed or variable basis, or both. One option under the Portfolio Director 2 provides for a designated period of 5 and 30 years on a fixed basis only. Portfolio Director Plus does not provide for commutation. Unlike Portfolio Director 2, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION WHICH MAY BE APPLICABLE TO
ANY EXCHANGE

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director Plus are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director Plus or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director Plus are set forth therein, and copies may be obtained from one of the Company's Regional Offices listed on the inside back cover of this prospectus.

     To satisfy a federal tax law requirement, non-spouse beneficiaries under Portfolio Director Plus generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
     Example 1.
                              TRANSACTION HISTORY

              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/92..........................  Purchase Payment                                     $10,000
2/1/93..........................  Purchase Payment                                       5,000
2/1/94..........................  Purchase Payment                                      15,000
2/1/95..........................  Purchase Payment                                       2,000
2/1/96..........................  Purchase Payment                                       3,000
2/1/97..........................  Purchase Payment                                       4,000
7/1/97..........................  Total Purchase Payments (Assumes
                                  Account Value is $50,000)                             39,000

    Surrender Charge is lesser of (a) or (b):

 a.   Surrender Charge calculated on 60 months of Purchase Payments
      1.   Surrender Charge against Purchase Payment of 2/1/92.........   $    0
      2.   Surrender Charge against Purchase Payment of 2/1/93.........   $  250
      3.   Surrender Charge against Purchase Payment of 2/1/94.........   $  750
      4.   Surrender Charge against Purchase Payment of 2/1/95.........   $  100
      5.   Surrender Charge against Purchase Payment of 2/1/96.........   $  150
      6.   Surrender Charge against Purchase Payment of 2/1/97.........   $  200
           Surrender Charge based on Purchase Payments
           (1 + 2 + 3 + 4 + 5 + 6).....................................   $1,450

 b.   Surrender Charge calculated on the excess over 10% of the Account
      Value at the time of surrender:
      Account Value at time of surrender               $ 50,000
      Less 10% not subject to Surrender Charge           -5,000
                                                      ---------
      Subject to Surrender Charge                        45,000
                                                      X     .05
                                                      ---------
      Surrender Charge based on Account Value         $   2,250........   $2,250

 c.   Surrender Charge is the lesser of a or b.........................   $1,450

          ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER
                          FOLLOWED BY A FULL SURRENDER
Example 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/92..........................  Purchase Payment                                     $10,000
2/1/93..........................  Purchase Payment                                       5,000
2/1/94..........................  Purchase Payment                                      15,000
2/1/95..........................  Purchase Payment                                       2,000
2/1/96..........................  Purchase Payment                                       3,000
2/1/97..........................  Purchase Payment                                       4,000
7/1/97..........................  10% Partial Surrender (Assumes                         3,900
                                  Account Value is $39,000)
8/1/97..........................  Full Surrender                                        35,100

     a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Purchase Units

        10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 X .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.

    1. Purchase Unit value, beginning of
      period................................  $  1.800000
    2. Value of Fund share, beginning of
      period................................  $ 21.200000
    3. Change in value of Fund share........  $   .500000
    4. Gross investment return (3)/(2)......      .023585
    5. Daily separate account fee*..........      .000027
         *Mortality and expense risk fee and
          administration and distribution
          fee of 1% per annum used for
          illustrative purposes.
    6. Net investment return (4)-(5)........      .023558
    7. Net investment factor 1.000000+(6)...     1.023558
    8. Purchase Unit value, end of period
      (1)X(7)...............................  $  1.842404

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

    1. First Periodic Purchase Payment..........................  $    100.00
    2. Purchase Unit value on effective date of purchase (see
       Example 3)...............................................  $  1.800000
    3. Number of Purchase Units purchased (1)/(2)...............       55.556
    4. Purchase Unit value for valuation date following purchase
       (see Example 3)..........................................  $  1.842404
    5. Value of Purchase Units in account for valuation date
       following purchase (3)X(4)...............................  $    102.36

                           PERFORMANCE CALCULATIONS*

    AGSPC MONEY MARKET AND AMERICAN GENERAL MONEY MARKET DIVISIONS YIELDS**

        CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX
                           7-Day Current Yield: 4.15%

  ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION
                                      SIX*

     Example 5.

     The current yield quotation above is based on the seven days ended March 31, 1998, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.

---------------

 * For different series of Portfolio Director Plus which may have lower charges in the Purchase Period the amount of the current yield, the effective yield or the standardized yield, for the respective Division will be higher.

** The Fund commenced operations on           . Accordingly, no yield
   information is available.

       CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION SIX
                          7-Day Effective Yield: 4.24%

 ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION
           SIX AND AMERICAN GENERAL MONEY MARKET DIVISION FORTY-FOUR

     Example 6.

     The effective yield quotation above is based on the seven days ended March 31, 1998, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

                   STANDARDIZED YIELD FOR BOND FUND DIVISIONS

           CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

                                           DIV. 7      DIV. 8     DIV. 13     DIV. 22     DIV. 23     DIV. 43
                                          --------    --------    --------    --------    --------    --------
Standardized Yield......................   5.04%       4.51%       3.46%       5.49%       5.10%           *

------------------

* The Fund commenced operations on           . Accordingly, no yield information
  is available.

   ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

     Example 7.

     The standardized yield quotation based on a 30-day period ended March 31, 1998, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                         YIELD = 2 [( a - b + 1)6 - 1]
                                         cd

     Where:

                 a  =  net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b =   expenses accrued for the period (net of reimbursements)

                 c  =  the average daily number of Purchase Units outstanding during the period

                 d =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

     Average Annual Total Return quotations for the 1, 3, 5, and 10 year periods ended December 31, 1997, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P (1+T)n = ERV

     Where:

                 P     = a hypothetical initial Purchase Payment of $1,000
                 T     = average annual total return
                 n     = number of years
                 ERV =   redeemable value at the end of the 1, 3, 5 or 10 year
                         periods of a hypothetical $1,000 Purchase Payment made at
                         the beginning of the 1, 3, 5, or 10 year periods (or
                         fractional portion thereof)

     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 3, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

PERFORMANCE INFORMATION

HYPOTHETICAL $10,000 ACCOUNT VALUE AND
CUMULATIVE RETURN AS COMPARED TO BENCHMARKS TABLES.

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return of each Division as compared to the benchmarks shown. For different series of Portfolio Director Plus which may have lower charges during the purchase period those amounts shown in the following tables will be higher.

     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the prospectus. (See "How To Review Investment Performance of Separate Account Divisions" and "Variable Account Options" in the prospectus.)

     These tables compare hypothetical investment performance and percentage changes in Purchase Unit values with the results of several benchmarks, representing unmanaged market indices. The performance information has been adjusted to reflect mortality and expense risk fees and administration and distribution fees, net of any expense reimbursements from the Underlying Fund. Surrender charges, maintenance fees and premium taxes are not deducted. The effect of these charges is to reduce total return to a Contract Owner. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.

     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations.

     Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

     THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.

PERFORMANCE COMPARED TO MARKET INDICES

     The performance of AGSPC Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the AGSPC Asset Allocation Fund, will invest. The base allocation is: 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily by the Bankers Trust Asset Allocation Model. The performance of the equity securities sector of the Division may be compared to the S&P 500(R) Index. The performance of the intermediate or long-term debt securities sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

     The AGSPC Capital Conservation Division Seven and Vanguard Fixed Income Securities Fund -- Long-Term Corporate Division Twenty-Two may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 3,600 corporate bond holdings of which assets are rated BBB- to AAA. The average years to maturity of these corporate bond holdings are approximately 12 years.

     The performance of AGSPC Growth Division Fifteen, AGSPC Growth & Income Division Sixteen, AGSPC Science & Technology Division Seventeen, AGSPC Social Awareness Division Twelve, AGSPC Stock Index Division Ten, American General Large Cap Value Division Forty, American General S&P 500 Index Division Forty-Seven, American General Socially Responsible Division Forty-One, Founders Growth Division Thirty, Neuberger&Berman Guardian Trust Division Twenty-Nine, Putnam New Opportunities Division Twenty-Six, Scudder Growth and Income Division Twenty-One, and Vanguard/Windsor II Division Twenty-Four may be compared to the record of the Standard & Poor's(R) Corporation ("S&P(R)")* Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index represents approximately 73% of the aggregate United States equity markets capitalization.

     Performance of AGSPC Government Securities Division Eight may be compared to the Lehman Brothers U.S. Treasury Composite Index. The Lehman Brothers U.S. Treasury Composite Index consists of an index of approximately 170 government Treasury securities issues with all such issues having a maturity of greater than one year.

     The AGSPC International Equities Division Eleven and Templeton Foreign Division Thirty-Two may be compared to the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of more than 1,000 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares it performance with the index using the second method.

     The performance of the AGSPC International Government Bond Division Thirteen may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon Index"). Total returns with income reinvested for the Salomon Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The Salomon Index is an unmanaged aggregate index composed of 667 issues from sixteen foreign countries. These countries include Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom.

     The performance of the AGSPC MidCap Index Division Four may be compared to the record of the S&P 500(R) Index and S&P MidCap 400 Index. American General Mid Cap Value Division Thirty-Eight, American General Mid Cap Index Division Forty-Six and the American General Mid Cap Growth Division Thirty-Seven may be compared to the record of the S&P MidCap 400 Index. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.37 billion. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400 Index.

     The performance of AGSPC Money Market Division Six and American General Money Market Division Forty-Four may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more

---------------

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). The AGSPC MidCap Index Fund, AGSPC Stock Index Fund, American General Mid Cap Index Fund and American General S&P 500 Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

than $100,000. The Index for 30 days is published daily.

     The performance of the AGSPC Small Cap Index Division Fourteen, American General Small Cap Index Division Forty-Five, American General Small Cap Growth Division Thirty-Five, American General Small Cap Value Division Thirty-Six, Dreyfus Small Cap Division Eighteen, Putnam OTC & Emerging Growth Division Twenty-Seven, and T. Rowe Price Small-Cap Stock Division Fifty-One may be compared to the Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Trust Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Trust Company on the basis of their market size.

     The performance of the American Century-Twentieth Century Ultra Division Thirty-One may be compared to both the S&P 500(R) Index and the National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Price Index. The NASDAQ Composite Price Index was developed by the National Association of Securities Dealers (NASD) on May 17, 1971 with figures available from February 5, 1971, at which time the index value was 100. Through NASDAQ, the NASD provides daily, weekly, and monthly sets of stock price indicators for Over-the-Counter (OTC) securities in different industry categories. As of the end of 1996, over 5,800 issues were contained in the NASDAQ Composite Price Index.

     The performance of the American General Balanced Division Forty-Two may be compared to both the S&P 500(R) Index and the Lehman Brothers Government and Corporate Index. The performance of the American General Domestic Bond Division Forty-Three may be compared to the Lehman Brothers Government and Corporate Index. The Lehman Brothers Government and Corporate Index is a subset of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Government and Corporate Index represents both Treasury and agency government issues and SEC registered Corporate and Yankee bond issuers, with maturities of over one year. The corporate bond subset is representative of all of the major industries. The index was developed in January, 1973.

     The performance of the American General Large Cap Growth Division Thirty-Nine may be compared to the Russell 1000 Index. The Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. This Index represents the universe of large capitalization stocks from which most active money managers typically select. The Index was developed with a base value of
130.00 as of December 31, 1986. The Russell 3000 Index is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market. The Russell 3000 Index is comprised of stocks within the Russell 1000 and the Russell 2000 Indices. The Index was developed with a base value of 140.00 as of December 31, 1986.

     The performance of American General International Growth Division Thirty-Three and American General International Value Division Thirty-Four may be compared to the Salomon Primary Market Index World ("Salomon World Index"). The Salomon Primary Market Index World is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. The Broad Market Index (BMI) is segregated into the Primary Market Index (PMI) and Extended Market Index (EMI) consisting of large and small capitalization issues, respectively.

     The Putnam Global Growth Division Twenty-Eight and Templeton International Division Twenty may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). Total returns (with income reinvested) for the MSCI World Index is published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes. The Division currently compares its performance with the index using the second method. The MSCI World Index is an unmanaged capitalization weighed index consisting of more than 1,500 issues from 22 countries as well as certain South African

---------------

** The "Russell 2000(R) Index" and the "Russell 1000(R) Index" are trademark/service marks of the Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Trust Company.

gold mining issues. The countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

     The performance of the Templeton Asset Allocation Division Nineteen may be compared to a benchmark comprised of a weighted average of three market sectors corresponding to the sectors in which the Division, through the Templeton Asset Allocation Fund, will invest as follows: 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities, regardless of the Division's actual asset allocation. The performance of the equity securities sector of the Division may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). The performance of the intermediate or long-term debt securities sector may be compared to the Salomon Brothers Non-U.S. Dollar World Government Bond Index ("Salomon World Index"). The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. Total returns (with income reinvested) for the MSCI World Index and the Salomon World Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with these indexes using the second method. The MSCI World Index is an unmanaged capitalization weighted index consisting of more than 1500 issues from 22 countries as well as certain South African gold mining issues. The Salomon World Index is an unmanaged aggregate index composed of approximately 850 issues from seventeen countries.

     The performance of the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio Division Twenty-Three may be compared to the Lehman Brothers U.S. Treasury Long-Term Index. This index measures a Fund's sensitivity to interest rate changes. This index was initiated in 1976 and is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of ten years or greater.

     The performance of the Vanguard/Welling ton Division Twenty-Five may be compared to a Blended Index, a measure of the investment performance of a balanced portfolio of stocks and bonds, comprised of the S&P 500 Index (65%) and the Merrill Lynch Corporate Master Index (35%). The Merrill Lynch Corporate Master Index consists of an index of approximately 3,600 corporate bond holdings of which assets are rated BBB- to AAA. The average years to maturity of the corporate bond holdings are approximately 12 years.

See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated.

AGSPC ASSET ALLOCATION* DIVISION FIVE PERFORMANCE COMPARED TO S&P 500 INDEX; MERRILL LYNCH CORPORATE AND GOVERNMENT MASTER INDEX AND CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                  ASSET ALLOCATION                            S&P 500           BLENDED
                   DIVISION FIVE                               INDEX            INDEX**
----------------------------------------------------          --------          --------
04/01/88..................................  $10,000           $10,000           $10,000
03/31/89..................................   10,950            11,815            11,250
03/31/90..................................   11,967            14,091            13,017
03/31/91..................................   12,949            16,122            14,752
03/31/92..................................   13,673            17,903            16,341
03/31/93..................................   14,542            20,629            18,578
03/31/94..................................   14,618            20,932            18,984
03/31/95..................................   15,537            24,191            20,979
03/31/96..................................   18,661            31,956            25,496
03/31/97..................................   20,307            38,297            28,778
03/31/98..................................   26,425            56,670            37,478

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                         10 YEARS   5 YEARS    3 YEARS     1 YEAR
                                                         --------   -------    -------     ------
Investment Division
     AGSPC Asset Allocation Division Five..............   164.25%     81.71%     70.08%     30.13%
Benchmark Comparison
     S&P 500 Index.....................................   466.70%    174.71%    134.26%     47.97%
     Blended Index**...................................   274.78%    101.73%     78.64%     30.23%

---------------

 * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

** The Blended Index reflects an allocation of investments in the following
   Indexes: 55% of investments included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

AGSPC CAPITAL CONSERVATION DIVISION SEVEN PERFORMANCE COMPARED TO
MERRILL LYNCH CORPORATE MASTER INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                                                                          MERRILL LYNCH
                     CAPITAL CONSERVATION                                CORPORATE MASTER
                        DIVISION SEVEN                                        INDEX
---------------------------------------------------------------          ----------------
04/01/88.............................................  $10,000               $10,000
03/31/89.............................................   10,238                10,651
03/31/90.............................................   11,068                11,916
03/31/91.............................................   11,406                13,357
03/31/92.............................................   12,777                15,141
03/31/93.............................................   14,661                17,474
03/31/94.............................................   14,723                18,113
03/31/95.............................................   15,121                19,069
03/31/96.............................................   16,615                21,415
03/31/97.............................................   17,105                22,509
03/31/98.............................................   18,885                25,479

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                           10 YEARS   5 YEARS    3 YEARS     1 YEAR
                                                           --------   -------    -------     ------
Investment Division
     AGSPC Capital Conservation Division Seven...........    88.85%     28.81%     24.89%     10.40%
Benchmark Comparison
     Merrill Lynch Corporate Master Index................   154.79%     45.82%     33.62%     13.20%

AGSPC GOVERNMENT SECURITIES DIVISION EIGHT PERFORMANCE COMPARED TO LEHMAN BROTHERS U.S. TREASURY COMPOSITE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                                                                           LEHMAN BROS.
                     GOVERNMENT SECURITIES                                 U.S. TREASURY
                         DIVISION EIGHT                                   COMPOSITE INDEX
----------------------------------------------------------------          ---------------
04/01/88..............................................  $10,000               $10,000
03/31/89..............................................   10,227                10,471
03/31/90..............................................   11,060                11,904
03/31/91..............................................   11,971                13,119
03/31/92..............................................   13,133                14,568
03/31/93..............................................   14,930                16,626
03/31/94..............................................   15,035                17,110
03/31/95..............................................   15,410                17,812
03/31/96..............................................   16,756                19,684
03/31/97..............................................   17,178                20,504
03/31/98..............................................   18,959                22,987

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                     10 YEARS    5 YEARS     3 YEARS      1 YEAR
                                                     --------    -------     -------      ------
Investment Division
     AGSPC Government Securities Division
       Eight.....................................      89.59%      26.99%      23.03%      10.37%
Benchmark Comparison
     Lehman Bros. U.S. Treasury Composite
       Index.....................................     129.87%      38.25%      29.05%      12.11%

AGSPC GROWTH DIVISION FIFTEEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994

                               GROWTH                                          S&P 500
                          DIVISION FIFTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
03/31/95...................................................   11,246            11,420
03/31/96...................................................   15,921            15,086
03/31/97...................................................   16,507            18,080
03/31/98...................................................   24,207            26,753

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                   SINCE
                                                 INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                 ----------     -------      -------       ------
Investment Division
     AGSPC Growth Division Fifteen.............     142.07%        --         115.25%       46.65%
Benchmark Comparison
     S&P 500 Index.............................     167.53%        --         134.26%       47.97%

---------------

* The Fund underlying this Division was initiated on April 29, 1994.

AGSPC GROWTH AND INCOME DIVISION SIXTEEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994

                           GROWTH & INCOME                                     S&P 500
                          DIVISION SIXTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
03/31/95...................................................   10,762            11,420
03/31/96...................................................   13,957            15,086
03/31/97...................................................   15,372            18,080
03/31/98...................................................   20,864            26,753

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                  SINCE
                                                INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                ----------     -------      -------       ------
Investment Division
     AGSPC Growth & Income Division Sixteen...     108.64%           --       93.86%       35.72%
Benchmark Comparison
     S&P 500 Index............................     167.53%           --      134.26%       47.97%

---------------

 * The Fund underlying this Division was initiated on April 29, 1994.

AGSPC INTERNATIONAL EQUITIES DIVISION ELEVEN PERFORMANCE COMPARED TO EAFE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989

                       INTERNATIONAL EQUITIES                                    EAFE
                           DIVISION ELEVEN                                      INDEX
---------------------------------------------------------------------          --------
10/02/89...................................................  $10,000           $10,000
03/31/90...................................................    8,391             8,397
03/31/91...................................................    8,609             8,608
03/31/92...................................................    7,751             7,918
03/31/93...................................................    8,494             8,836
03/31/94...................................................   10,161            10,825
03/31/95...................................................   10,616            11,483
03/31/96...................................................   11,899            12,899
03/31/97...................................................   11,954            13,086
03/31/98...................................................   14,040            15,521

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                      SINCE
                                                    INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                    ----------     -------      -------       ------
Investment Division
     AGSPC International Equities Division
       Eleven.....................................     40.40%        65.29%       32.25%       17.45%
Benchmark Comparison
     EAFE Index...................................     55.21%        75.66%       35.17%       18.61%

---------------

 * This Division was initiated on October 2, 1989.

AGSPC INTERNATIONAL GOVERNMENT BOND DIVISION THIRTEEN PERFORMANCE COMPARED TO SALOMON BROTHERS NON-U.S. DOLLAR WORLD GOVERNMENT BOND INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                                                                SALOMON BROS.
                                                                               NON-U.S. DOLLAR
                                                                                    WORLD
                    INTERNATIONAL GOVERNMENT BOND                                GOVERNMENT
                          DIVISION THIRTEEN                                      BOND INDEX
---------------------------------------------------------------------          ---------------
10/01/91...................................................  $10,000               $10,000
03/31/92...................................................   10,325                10,503
03/31/93...................................................   11,761                12,217
03/31/94...................................................   12,744                13,495
03/31/95...................................................   14,720                16,010
03/31/96...................................................   14,976                16,399
03/31/97...................................................   14,850                16,319
03/31/98...................................................   14,937                16,633

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                       SINCE
                                                     INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                     ----------     -------      -------       ------
Investment Division
     AGSPC International Government Bond Division
       Thirteen....................................     49.37%        27.00%        1.47%        0.59%
Benchmark Comparison
     Salomon Bros. Non-U.S. Dollar World Government
       Bond Index..................................     66.33%        36.15%        3.89%        1.92%

---------------

* This Division was initiated on October 1, 1991.

AGSPC MIDCAP INDEX DIVISION FOUR PERFORMANCE COMPARED TO S&P 500 INDEX AND S&P MIDCAP 400 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                                                                                S&P
                   MIDCAP INDEX                             S&P 500          MIDCAP 400
                  DIVISION FOUR                              INDEX             INDEX
--------------------------------------------------          -------          ----------
04/01/88................................  $10,000           $10,000           $10,000
03/31/89................................   11,044            11,815            11,715
03/31/90................................   12,065            14,091            14,043
03/31/91................................   12,335            16,122            16,910
03/31/92................................   13,139            17,903            20,538
03/31/93................................   14,916            20,629            23,860
03/31/94................................   15,576            20,932            25,325
03/31/95................................   16,677            24,191            27,458
03/31/96................................   21,183            31,956            35,278
03/31/97................................   23,068            38,297            39,044
03/31/98................................   33,922            56,670            58,173

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                               10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                               --------     -------      -------       ------
Investment Division
     AGSPC MidCap Index Division Four........   239.22%      127.44%      103.41%       47.05%
Benchmark Comparison
     S&P 500 Index...........................   466.70%      174.71%      134.26%       47.97%
     S&P MidCap 400 Index....................   481.73%      143.81%      111.87%       49.00%

---------------

Effective October 1, 1991, the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote. Selected purchase unit data for the last ten years for this Division appears in the prospectus. Figures appearing above for the S&P MidCap 400 Index for years prior to 1991 are based on estimates provided by Standard & Poor's for illustrative purposes.

AGSPC MONEY MARKET DIVISION SIX PERFORMANCE COMPARED TO CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX (PRIMARY CD INDEX)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                   MONEY MARKET                             PRIMARY
                   DIVISION SIX                             CD INDEX
--------------------------------------------------          --------
04/01/88................................  $10,000           $10,000
03/31/89................................   10,677            10,803
03/31/90................................   11,486            11,713
03/31/91................................   12,225            12,610
03/31/92................................   12,695            13,205
03/31/93................................   12,945            13,591
03/31/94................................   13,165            13,946
03/31/95................................   13,622            14,525
03/31/96................................   14,215            15,224
03/31/97................................   14,777            15,919
03/31/98................................   15,397            16,686

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                      10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                      --------     -------      -------       ------
Investment Division
     AGSPC Money Market Division Six................    53.97%       18.94%       13.03%        4.20%
Benchmark Comparison
     Primary CD Index...............................    66.86%       22.77%       14.88%        4.82%

AGSPC SCIENCE & TECHNOLOGY DIVISION SEVENTEEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994

                     AGSPC SCIENCE & TECHNOLOGY                                S&P 500
                         DIVISION SEVENTEEN                                     INDEX
---------------------------------------------------------------------          -------
04/29/94...................................................  $10,000           $10,000
03/31/95...................................................   13,753            11,420
03/31/96...................................................   20,465            15,086
03/31/97...................................................   19,481            18,080
03/31/98...................................................   26,099            26,753

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                   SINCE
                                                 INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                 ----------     -------      -------       ------
Investment Division
     AGSPC Science & Technology Division
       Seventeen...............................     160.99%        --          89.77%       33.98%
Benchmark Comparison
     S&P 500 Index.............................     167.53%        --         134.26%       47.97%

---------------

* The Fund underlying this Division was initiated on April 29, 1994.

AGSPC SMALL CAP INDEX DIVISION FOURTEEN PERFORMANCE COMPARED TO RUSSELL 2000
INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992

                         SMALL CAP INDEX                                    RUSSELL 2000
                        DIVISION FOURTEEN                                      INDEX
------------------------------------------------------------------          ------------
05/01/92................................................  $10,000             $10,000
03/31/93................................................   11,449              11,904
03/31/94................................................   12,318              13,210
03/31/95................................................   12,759              13,939
03/31/96................................................   16,202              17,987
03/31/97................................................   16,926              18,906
03/31/98................................................   23,731              26,849

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                      SINCE
                                                    INCEPTION*    5 YEARS     3 YEARS      1 YEAR
                                                    ----------    -------     -------      ------
Investment Division
     AGSPC Small Cap Index Division Fourteen......     137.31%     107.29%      85.99%      40.20%
Benchmark Comparison
     Russell 2000 Index...........................     168.49%     125.55%      92.63%      42.01%

---------------

* This Division was initiated on May 1, 1992.

AGSPC SOCIAL AWARENESS DIVISION TWELVE PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989

                          SOCIAL AWARENESS                                     S&P 500
                           DIVISION TWELVE                                      INDEX
---------------------------------------------------------------------          -------
10/02/89...................................................  $10,000           $10,000
03/31/90...................................................    9,962             9,907
03/31/91...................................................   11,168            11,335
03/31/92...................................................   11,813            12,586
03/31/93...................................................   13,361            14,503
03/31/94...................................................   13,092            14,716
03/31/95...................................................   14,688            17,008
03/31/96...................................................   19,332            22,467
03/31/97...................................................   23,165            26,925
03/31/98...................................................   33,818            39,841

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                     SINCE
                                                   INCEPTION*    5 YEARS     3 YEARS      1 YEAR
                                                   ----------    -------     -------      ------
Investment Division
     AGSPC Social Awareness Division Twelve......     238.18%     153.11%     130.24%      45.99%
Benchmark Comparison
     S&P 500 Index...............................     298.41%     174.71%     134.26%      47.97%

---------------

* This Division was initiated on October 2, 1989.

AGSPC STOCK INDEX DIVISION TEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                              STOCK INDEX                                              S&P 500
                              DIVISION TEN                                              INDEX
------------------------------------------------------------------------            -------------
04/01/88.................................................  $      10,000            $      10,000
03/31/89.................................................         11,456                   11,815
03/31/90.................................................         13,391                   14,091
03/31/91.................................................         14,961                   16,122
03/31/92.................................................         16,270                   17,903
03/31/93.................................................         18,537                   20,629
03/31/94.................................................         18,485                   20,932
03/31/95.................................................         21,054                   24,191
03/31/96.................................................         27,487                   31,956
03/31/97.................................................         32,557                   38,297
03/31/98.................................................         47,582                   56,670

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                  10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                  --------     --------     --------     --------
Investment Division
     AGSPC Stock Index Division Ten.............  375.82%      156.69%      126.00%       46.15%
Benchmark Comparison
     S&P 500 Index..............................  466.70%      174.71%      134.26%       47.97%

AMERICAN CENTURY -- TWENTIETH CENTURY ULTRA DIVISION THIRTY-ONE PERFORMANCE COMPARED TO S&P 500 INDEX AND NASDAQ COMPOSITE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                                                                              NASDAQ
                      ULTRA                                 S&P 500          COMPOSITE
               DIVISION THIRTY-ONE                           INDEX            INDEX*
--------------------------------------------------          -------          ---------
04/01/88.................................  $10,000          $10,000           $10,000
03/31/89.................................   11,977           11,815            10,857
03/31/90.................................   13,142           14,091            11,626
03/31/91.................................   20,926           16,122            12,874
03/31/92.................................   25,530           17,903            16,116
03/31/93.................................   27,456           20,629            18,421
03/31/94.................................   32,524           20,932            19,845
03/31/95.................................   33,052           24,191            21,813
03/31/96.................................   43,785           31,956            29,398
03/31/97.................................   47,294           38,297            32,610
03/31/98.................................   68,305           56,670            48,999

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     American Century -- Twentieth Century
       Ultra Division Thirty-One..............   583.05%      148.78%      106.66%       44.43%
Benchmark Comparison
     S&P 500 Index............................   466.70%      174.71%      134.26%       47.97%
     NASDAQ Composite Index*..................   389.99%      165.99%      124.63%       50.26%

---------------

* Does not include dividends reinvested.

AMERICAN GENERAL BALANCED DIVISION FORTY-TWO PERFORMANCE COMPARED TO S&P 500 INDEX AND LEHMAN BROTHERS GOVERNMENT AND CORPORATE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                                                                           LEHMAN BROS.
                                                                           GOVERNMENT &
                    BALANCED                              S&P 500           CORPORATE
               DIVISION FORTY-TWO                          INDEX              INDEX
------------------------------------------------          -------          ------------
04/01/88...............................  $10,000          $10,000            $10,000
03/31/89...............................   11,034           11,815             10,498
03/31/90...............................   12,458           14,091             11,726
03/31/91...............................   13,808           16,122             13,153
03/31/92...............................   15,196           17,903             14,648
03/31/93...............................   17,074           20,629             16,735
03/31/94...............................   16,900           20,932             17,132
03/31/95...............................   18,327           24,191             17,919
03/31/96...............................   22,474           31,956             18,970
03/31/97...............................   24,994           38,297             19,809
03/31/98...............................   32,287           56,670             22,615

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     American General Balanced Division
       Forty-Two..............................   222.87%       89.09%       76.17%       29.17%
Benchmark Comparison
     S&P 500 Index............................   466.70%      174.71%      134.26%       47.97%
     Lehman Brothers Government & Corporate...   126.15%       35.13%       26.20%       14.16%

AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE DIVISION FIFTY

     The performance of the Fund is not compared to a benchmark.

AMERICAN GENERAL DOMESTIC BOND DIVISION FORTY-THREE PERFORMANCE COMPARED TO LEHMAN BROTHERS GOVERNMENT AND CORPORATE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                                                                          LEHMAN BROS.
                                                                          GOVERNMENT &
                         DOMESTIC BOND                                     CORPORATE
                      DIVISION FORTY-THREE                                   INDEX
----------------------------------------------------------------          ------------
04/01/88...............................................  $10,000            $10,000
03/31/89...............................................   10,334             10,498
03/31/90...............................................   11,411             11,726
03/31/91...............................................   12,836             13,153
03/31/92...............................................   14,225             14,648
03/31/93...............................................   16,225             16,735
03/31/94...............................................   16,081             17,132
03/31/95...............................................   16,542             17,919
03/31/96...............................................   18,022             18,970
03/31/97...............................................   18,724             19,809
03/31/98...............................................   20,649             22,615

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     American General Domestic Bond Division
       Forty-Three............................   106.49%       27.27%       24.82%       10.28%
Benchmark Comparison
     Lehman Brothers Government & Corporate...   126.15%       35.13%       26.20%       14.16%

AMERICAN GENERAL GROWTH LIFESTYLE DIVISION FORTY-EIGHT

     The performance of the Fund is not compared to a benchmark.

AMERICAN GENERAL INTERNATIONAL GROWTH DIVISION THIRTY-THREE PERFORMANCE COMPARED TO SALOMON PRIMARY MARKET INDEX WORLD

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992

                                                                                  SALOMON
                                                                               PRIMARY MARKET
                        INTERNATIONAL GROWTH                                       INDEX
                        DIVISION THIRTY-THREE                                      WORLD
---------------------------------------------------------------------          --------------
05/01/92...................................................  $10,000               $10,000
06/30/92...................................................    9,708                10,109
06/30/93...................................................   10,486                11,759
06/30/94...................................................   12,904                13,389
06/30/95...................................................   14,114                13,597

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                          (PERIOD ENDED JUNE 30, 1995)

                                                    SINCE
                                                  INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                  ---------     -------      -------       ------
Investment Division
     American General International Growth
       Division Thirty-Three....................    41.14%            --       47.19%       10.73%
Benchmark Comparison
     Salomon Primary Market Index World.........    35.97%            --       34.50%        1.55%

AMERICAN GENERAL INTERNATIONAL GROWTH DIVISION THIRTY-THREE PERFORMANCE COMPARED TO SALOMON PRIMARY MARKET INDEX WORLD

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1995

                                                                                  SALOMON
                                                                               PRIMARY MARKET
                        INTERNATIONAL GROWTH                                       INDEX
                        DIVISION THIRTY-THREE                                      WORLD
---------------------------------------------------------------------          --------------
10/01/95...................................................  $10,000               $10,000
03/31/96...................................................   10,584                10,585
03/31/97...................................................   13,636                10,851
03/31/98...................................................   16,108                13,059

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                    SINCE
                                                  INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                  ---------     -------      -------       ------
Investment Division
     American General International Growth
       Division Thirty-Three....................    61.08%            --           --       18.13%
Benchmark Comparison
     Salomon Primary Market Index World.........    30.59%            --           --       20.35%

AMERICAN GENERAL INTERNATIONAL VALUE DIVISION THIRTY-FOUR
PERFORMANCE COMPARED TO SALOMON PRIMARY MARKET INDEX WORLD

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1987

                                                                                  SALOMON
                                                                               PRIMARY MARKET
                         INTERNATIONAL VALUE                                       INDEX
                        DIVISION THIRTY-FOUR                                       WORLD
---------------------------------------------------------------------          --------------
04/01/88...................................................  $10,000
03/31/89...................................................   11,581
03/31/90...................................................   12,097               $12,097
03/31/91...................................................   12,195                12,161
03/31/92...................................................   12,510                11,025
03/31/93...................................................   13,418                12,042
03/31/94...................................................   16,774                14,226
03/31/95...................................................   16,599                14,931
03/31/96...................................................   19,497                16,521
03/31/97...................................................   21,634                16,936
03/31/98...................................................   26,366                20,382

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                    SINCE
                                                  INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                  ----------     -------      -------       ------
Investment Division
     American General International Value
       Division Thirty-Four.....................    163.66%        96.50%       58.85%       21.88%
Benchmark Comparison
     Salomon Primary Market Index World.........          *        69.26%       44.98%       20.34%

---------------

 * The Salomon Primary Market Index commenced on June 1, 1989. The cumulative return since commencement through March 31, 1998 was 68.48%.

AMERICAN GENERAL LARGE CAP GROWTH DIVISION THIRTY-NINE PERFORMANCE COMPARED TO RUSSELL 1000 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE DECEMBER 1, 1991

                         LARGE CAP GROWTH                                   RUSSELL 1000
                       DIVISION THIRTY-NINE                                    INDEX
------------------------------------------------------------------          ------------
12/01/91................................................  $10,000             $10,000
03/31/92................................................   10,823              10,901
03/31/93................................................   10,908              12,644
03/31/94................................................   12,978              12,846
03/31/95................................................   14,058              14,702
03/31/96................................................   19,270              19,515
03/31/97................................................   24,814              22,998
03/31/98................................................   31,663              34,110

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                 SINCE
                                               INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                               ---------     -------      -------       ------
Investment Division
     American General Large Cap Growth
       Division Thirty-Nine..................    216.63%      190.27%      125.23%       27.60%
Benchmark Comparison
     Russell 1000 Index......................    241.10%      169.78%      132.01%       48.32%

AMERICAN GENERAL LARGE CAP VALUE DIVISION FORTY PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 1, 1992

                           LARGE CAP VALUE                                     S&P 500
                           DIVISION FORTY                                       INDEX
---------------------------------------------------------------------          -------
08/01/92...................................................  $10,000           $10,000
03/31/93...................................................   11,403            10,864
03/31/94...................................................   11,678            11,024
03/31/95...................................................   12,756            12,740
03/31/96...................................................   16,674            16,830
03/31/97...................................................   20,139            20,169
03/31/98...................................................   31,622            29,845

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                 SINCE
                                               INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                               ---------     -------      -------       ------
Investment Division
     American General Large Cap Value
       Division Forty........................    216.22%      165.24%      147.89%       57.02%
Benchmark Comparison
     S&P 500 Index...........................    198.45%      174.71%      134.26%       47.97%

AMERICAN GENERAL MID CAP GROWTH DIVISION THIRTY-SEVEN PERFORMANCE COMPARED TO S&P MIDCAP 400 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1993

                                                                                  S&P
                           MID CAP GROWTH                                      MIDCAP 400
                        DIVISION THIRTY-SEVEN                                    INDEX
---------------------------------------------------------------------          ----------
01/01/93...................................................  $10,000             $10,000
03/31/93...................................................    9,720              10,328
03/31/94...................................................   10,582              10,962
03/31/95...................................................   11,559              11,885
03/31/96...................................................   14,897              15,271
03/31/97...................................................   16,048              16,901
03/31/98...................................................   22,780              25,181

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                 SINCE
                                               INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                               ---------     -------      -------       ------
Investment Division
     American General Mid Cap Growth Division
       Thirty-Seven..........................    127.80%      134.36%       97.08%       41.95%
Benchmark Comparison
     S&P MidCap 400 Index....................    151.81%      143.81%      111.87%       49.00%

AMERICAN GENERAL MID CAP INDEX DIVISION FORTY-SIX PERFORMANCE COMPARED TO S&P MIDCAP 400 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                                                                                  S&P
                            MID CAP INDEX                                      MIDCAP 400
                         DIVISION FORTY-SIX                                      INDEX
---------------------------------------------------------------------          ----------
04/01/88...................................................  $10,000             $10,000
03/31/89...................................................   11,070              11,715
03/31/90...................................................   12,123              14,043
03/31/91...................................................   12,422              16,910
03/31/92...................................................   11,008              20,538
03/31/93...................................................   12,528              23,860
03/31/94...................................................   13,105              25,325
03/31/95...................................................   14,063              27,458
03/31/96...................................................   17,906              35,278
03/31/97...................................................   19,545              39,044
03/31/98...................................................   28,815              58,173

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                               10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                               --------     -------      -------       ------
Investment Division
     American General Mid Cap Index Division
       Forty-Six.............................   168.15%      124.85%      104.90%       47.43%
Benchmark Comparison
     S&P MidCap 400 Index....................   481.73%      143.81%      111.87%       49.00%

AMERICAN GENERAL MID CAP VALUE DIVISION THIRTY-EIGHT PERFORMANCE COMPARED TO S&P MIDCAP 400 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                                                                                  S&P
                            MID CAP VALUE                                      MIDCAP 400
                        DIVISION THIRTY-EIGHT                                    INDEX
---------------------------------------------------------------------          ----------
04/01/88...................................................  $10,000             $10,000
03/31/89...................................................    9,924              11,715
03/31/90...................................................   11,093              14,043
03/31/91...................................................   12,135              16,910
03/31/92...................................................   13,677              20,538
03/31/93...................................................   16,329              23,860
03/31/94...................................................   17,184              25,325
03/31/95...................................................   19,151              27,458
03/31/96...................................................   25,447              35,278
03/31/97...................................................   30,032              39,044
03/31/98...................................................   42,193              58,173

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                               10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                               --------     -------      -------       ------
Investment Division
     American General Mid Cap Value Division
       Thirty-Eight..........................   321.93%      146.79%      120.32%       40.49%
Benchmark Comparison
     S&P MidCap 400 Index....................   481.73%      143.81%      111.87%       49.00%

AMERICAN GENERAL MODERATE GROWTH LIFESTYLE DIVISION FORTY-NINE.

     The performance of the Fund is not compared to a benchmark.

AMERICAN GENERAL MONEY MARKET DIVISION FORTY-FOUR PERFORMANCE COMPARED TO CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX (PRIMARY CD INDEX)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                            MONEY MARKET                                       PRIMARY
                         DIVISION FORTY-FOUR                                   CD INDEX
---------------------------------------------------------------------          --------
04/01/88...................................................  $10,000           $10,000
03/31/89...................................................   10,699            10,803
03/31/90...................................................   11,532            11,713
03/31/91...................................................   12,299            12,610
03/31/92...................................................   12,803            13,205
03/31/93...................................................   13,084            13,591
03/31/94...................................................   13,317            13,946
03/31/95...................................................   13,809            14,525
03/31/96...................................................   14,444            15,224
03/31/97...................................................   15,048            15,819
03/31/98...................................................   15,715            16,686

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                  10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                  --------     -------      -------       ------
Investment Division
     American General Money Market Division
       Forty-Four...............................    57.15%       20.30%       13.80%        4.44%
Benchmark Comparison
     Primary CD Index...........................    66.86%       22.77%       14.88%        4.82%

AMERICAN GENERAL SMALL CAP GROWTH DIVISION THIRTY-FIVE PERFORMANCE COMPARED TO RUSSELL 2000 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 1, 1994

                          SMALL CAP GROWTH                                     RUSSELL 2000
                        DIVISION THIRTY-FIVE                                      INDEX
---------------------------------------------------------------------          ------------
09/01/94...................................................  $10,000              $10,000
03/31/95...................................................   10,458               10,234
03/31/96...................................................   14,555               13,206
03/31/97...................................................   15,980               13,881
03/31/98...................................................   24,380               19,713

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                   SINCE
                                                 INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                 ---------     -------      -------       ------
Investment Division
     American General Small Cap Growth
       Division Thirty-Five....................    143.80%           --      133.13%       52.56%
Benchmark Comparison
     Russell 2000 Index........................     97.13%           --       92.63%       42.01%

AMERICAN GENERAL SMALL CAP INDEX DIVISION FORTY-FIVE PERFORMANCE COMPARED TO RUSSELL 2000 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                           SMALL CAP INDEX                                     RUSSELL 2000
                         DIVISION FORTY-FIVE                                      INDEX
---------------------------------------------------------------------          ------------
04/01/88...................................................  $10,000              $10,000
03/31/89...................................................   10,951               11,307
03/31/90...................................................   11,503               11,931
03/31/91...................................................   12,571               12,750
03/31/92...................................................   16,184               16,428
03/31/93...................................................   16,695               17,722
03/31/94...................................................   18,222               19,666
03/31/95...................................................   19,232               20,751
03/31/96...................................................   24,412               26,779
03/31/97...................................................   25,584               28,147
03/31/98...................................................   36,169               39,973

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                 10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                 --------     -------      -------       ------
Investment Division
     American General Small Cap Index
       Division Forty-Five.....................   261.69%      116.64%       88.07%       41.37%
Benchmark Comparison
     Russell 2000 Index........................   299.73%      125.55%       92.63%       42.01%

AMERICAN GENERAL SMALL CAP VALUE DIVISION THIRTY-SIX PERFORMANCE COMPARED TO RUSSELL 2000 INDEX

     The Fund commenced operations on           , 1998. Accordingly, no
performance for the Fund is available.

AMERICAN GENERAL S&P 500 INDEX DIVISION FORTY-SEVEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1,1988

                            S&P 500 INDEX                                      S&P 500
                        DIVISION FORTY-SEVEN                                    INDEX
---------------------------------------------------------------------          -------
04/01/88...................................................  $10,000           $10,000
03/31/89...................................................   11,698            11,815
03/31/90...................................................   13,660            14,091
03/31/91...................................................   15,654            16,122
03/31/92...................................................   17,218            17,903
03/31/93...................................................   19,664            20,629
03/31/94...................................................   19,616            20,932
03/31/95...................................................   22,478            24,191
03/31/96...................................................   29,455            31,956
03/31/97...................................................   34,980            38,297
03/31/98...................................................   51,335            56,670

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                 10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                 --------     -------      -------       ------
Investment Division
     American General S&P 500 Index Division
       Forty-Seven.............................   413.35%      158.56%      128.38%       46.76%
Benchmark Comparison
     S&P 500 Index.............................   466.70%      174.71%      134.26%       47.97%

AMERICAN GENERAL SOCIALLY RESPONSIBLE DIVISION FORTY-ONE PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989

                        SOCIALLY RESPONSIBLE                                   S&P 500
                         DIVISION FORTY-ONE                                     INDEX
---------------------------------------------------------------------          -------
10/02/89...................................................  $10,000           $10,000
03/31/90...................................................   10,011             9,907
03/31/91...................................................   11,230            11,335
03/31/92...................................................   11,905            12,586
03/31/93...................................................   13,501            14,503
03/31/94...................................................   13,233            14,716
03/31/95...................................................   14,882            17,008
03/31/96...................................................   19,636            22,467
03/31/97...................................................   23,587            26,925
03/31/98...................................................   34,522            39,841

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                   SINCE
                                                 INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                 ---------     -------      -------       ------
Investment Division
     American General Socially Responsible
       Division Forty-One......................    248.22%      151.31%      131.97%       46.36%
Benchmark Comparison
     S&P 500 Index.............................    298.41%      174.71%      134.26%       47.97%

DREYFUS SMALL CAP DIVISION EIGHTEEN PERFORMANCE COMPARED TO RUSSELL 2000 INDEX

                      HYPOTHETICAL $10,000 ACCOUNT VALUE*
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 31, 1990

                        DREYFUS SMALL CAP                                  RUSSELL 2000
                        DIVISION EIGHTEEN                                     INDEX
-----------------------------------------------------------------          ------------
08/31/90...............................................  $ 10,000            $10,000
03/31/91...............................................    12,859             12,433
03/31/92...............................................    30,754             15,044
03/31/93...............................................    49,615             17,280
03/31/94...............................................    74,397             19,176
03/31/95...............................................    82,470             20,234
03/31/96...............................................   104,542             26,112
03/31/97...............................................   106,926             27,446
03/31/98...............................................   146,524             38,977

                  CUMULATIVE RETURN COMPARED TO MARKET INDEX*
                         (PERIOD ENDED MARCH 31, 1998)

                                               SINCE INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                               ----------------     -------      -------       ------
Investment Division
     Dreyfus Small Cap Division Eighteen.....     1,365.24%          195.32%       77.67%       37.03%
Benchmark Comparison
     Russell 2000 Index......................       289.77%          125.55%       92.63%       42.01%

---------------

 * The hypothetical account illustration and cumulative returns were calculated on a pro forma basis. Therefore, the inception date used for the Dreyfus Small Cap Portfolio Division 18 was August 31, 1990, the inception of the underlying fund. Current contract charges have been assessed in determining pro forma hypothetical account values and cumulative returns.

FOUNDERS GROWTH DIVISION THIRTY PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                          FOUNDERS GROWTH                                      S&P 500
                          DIVISION THIRTY                                       INDEX
-------------------------------------------------------------------            --------
04/01/88.................................................  $10,000             $10,000
03/31/89.................................................   11,154              11,815
03/31/90.................................................   13,300              14,091
03/31/91.................................................   14,811              16,122
03/31/92.................................................   17,452              17,903
03/31/93.................................................   20,212              20,629
03/31/94.................................................   23,598              20,932
03/31/95.................................................   24,649              24,191
03/31/96.................................................   34,670              31,956
03/31/97.................................................   37,983              38,297
03/31/98.................................................   53,736              56,670

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     Founders Growth Division Thirty..........   437.36%      165.86%      118.00%       41.47%
Benchmark Comparison
     S&P 500 Index............................   466.70%      174.71%      134.26%       47.97%

NEUBERGER&BERMAN GUARDIAN TRUST DIVISION TWENTY-NINE PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                           GUARDIAN TRUST                                      S&P 500
                        DIVISION TWENTY-NINE*                                   INDEX
---------------------------------------------------------------------          --------
04/01/88...................................................  $10,000           $10,000
03/31/89...................................................   11,845            11,815
03/31/90...................................................   12,819            14,091
03/31/91...................................................   14,698            16,122
03/31/92...................................................   17,081            17,903
03/31/93...................................................   20,536            20,629
03/31/94...................................................   21,618            20,932
03/31/95...................................................   24,307            24,191
03/31/96...................................................   30,002            31,956
03/31/97...................................................   33,913            38,297
03/31/98...................................................   44,788            56,670

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     Neuberger&Berman Guardian Trust Division
       Twenty-Nine............................   347.88%      118.09%       84.26%       32.07%
Benchmark Comparison
     S&P 500 Index............................   466.70%      174.71%      134.26%       47.97%

---------------

* Neuberger&Berman Guardian Trust ("Trust") started operating on August 3, 1993. It has identical investment objectives and policies and invests in, the same portfolio as Neuberger&Berman Guardian Fund ("Fund"), which is also managed by Neuberger&Berman Management Incorporated ("N&B"). The performance information for the Trust before August 3, 1993 is for the Fund. N&B voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. Absent such arrangement, the average annual total returns of the Trust would have been less. The total returns for the periods prior to the Trust's commencement of operations would have been lower had they reflected the higher expense ratios of the Trust as compared to those of the Fund.

PUTNAM GLOBAL GROWTH DIVISION TWENTY-EIGHT PERFORMANCE COMPARED TO MSCI WORLD INDEX AND S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                                                                MSCI
                   GLOBAL GROWTH                               WORLD            S&P 500
               DIVISION TWENTY-EIGHT                           INDEX             INDEX
----------------------------------------------------          --------          --------
04/01/88..................................  $10,000           $10,000           $10,000
03/31/89..................................   10,759            11,297            11,815
03/31/90..................................   12,233            11,038            14,091
03/31/91..................................   12,820            11,742            16,122
03/31/92..................................   13,194            11,614            17,903
03/31/93..................................   14,335            13,015            20,629
03/31/94..................................   16,918            14,774            20,932
03/31/95..................................   16,792            16,151            24,191
03/31/96..................................   20,619            19,385            31,956
03/31/97..................................   22,709            21,199            38,297
03/31/98..................................   29,021            27,974            56,670

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                      10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                      --------     -------      -------       ------
Investment Division
     Putnam Global Growth
       Division Twenty-Eight........................    190.21%      102.46%       72.83%       27.80%
Benchmark Comparison
     MSCI World Index...............................    179.74%      114.94%       73.20%       31.96%
     S&P 500 Index..................................    466.70%      174.71%      134.26%       47.97%

PUTNAM NEW OPPORTUNITIES DIVISION TWENTY-SIX PERFORMANCE COMPARED TO S&P 500
INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 31, 1990

                          NEW OPPORTUNITIES                                    S&P 500
                         DIVISION TWENTY-SIX                                    INDEX
---------------------------------------------------------------------          --------
08/31/90...................................................  $10,000           $10,000
03/31/91...................................................   13,862            11,872
03/31/92...................................................   18,904            13,183
03/31/93...................................................   22,594            15,190
03/31/94...................................................   28,587            15,414
03/31/95...................................................   33,533            17,814
03/31/96...................................................   47,909            23,532
03/31/97...................................................   44,535            28,201
03/31/98...................................................   67,828            41,730

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                        SINCE
                                                      INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                      ----------     -------      -------       ------
Investment Division
     Putnam New Opportunities
       Division Twenty-Six..........................     578.28%       200.20%      102.28%       52.30%
Benchmark Comparison
     S&P 500 Index..................................     317.30%       174.71%      134.26%       47.97%

---------------

 * The Fund underlying this Division was initiated on August 31, 1990.

PUTNAM OTC & EMERGING GROWTH DIVISION TWENTY-SEVEN PERFORMANCE COMPARED TO RUSSELL 2000 INDEX AND S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

               OTC & EMERGING GROWTH                          RUSSELL           S&P 500
               DIVISION TWENTY-SEVEN                            2000             INDEX
----------------------------------------------------          --------          --------
04/01/88..................................  $10,000           $10,000           $10,000
03/31/89..................................   10,903            11,307            11,815
03/31/90..................................   12,599            11,931            14,091
03/31/91..................................   14,156            12,750            16,122
03/31/92..................................   15,805            15,428            17,903
03/31/93..................................   17,933            17,722            20,629
03/31/94..................................   22,062            19,666            20,932
03/31/95..................................   25,845            20,751            24,191
03/31/96..................................   38,746            26,779            31,956
03/31/97..................................   31,656            28,147            38,297
03/31/98..................................   47,693            39,973            56,670

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     Putnam OTC & Emerging Growth
       Division Twenty-Seven..................   376.93%      165.94%       84.54%       50.66%
Benchmark Comparison
     Russell 2000 Index.......................   299.73%      125.55%       92.63%       42.01%
     S&P 500 Index............................   466.70%      174.71%      134.26%       47.97%

SCUDDER GROWTH AND INCOME DIVISION TWENTY-ONE PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                      SCUDDER GROWTH AND INCOME                                S&P 500
                         DIVISION TWENTY-ONE                                    INDEX
---------------------------------------------------------------------          --------
04/01/88...................................................  $10,000           $10,000
03/31/89...................................................   11,359            11,815
03/31/90...................................................   12,433            14,091
03/31/91...................................................   14,056            16,122
03/31/92...................................................   16,080            17,903
03/31/93...................................................   18,388            20,629
03/31/94...................................................   19,199            20,932
03/31/95...................................................   21,403            24,191
03/31/96...................................................   27,657            31,956
03/31/97...................................................   32,398            38,297
03/31/98...................................................   45,783            56,670

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     Scudder Growth and Income
       Division Twenty-One....................   357.83%      148.98%      113.91%       41.31%
Benchmark Comparison
     S&P 500 Index............................   466.70%      174.71%      134.26%       47.97%

T. ROWE PRICE SMALL-CAP STOCK DIVISION FIFTY-ONE PERFORMANCE COMPARED TO RUSSELL 2000 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE FEBRUARY 1, 1992

                    T. ROWE PRICE SMALL-CAP STOCK                         RUSSELL 2000
                          DIVISION FIFTY-ONE                                 INDEX
----------------------------------------------------------------------    ------------
08/31/92....................................................  $10,000       $10,000
03/31/93....................................................   11,850        12,262
03/31/94....................................................   13,085        13,607
03/31/95....................................................   14,010        14,358
03/31/96....................................................   18,476        18,529
03/31/97....................................................   20,350        19,475
03/31/98....................................................   27,737        27,658

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                  SINCE
                                                INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                ---------     -------      -------       ------
Investment Division
     T. Rowe Price Small-Cap Stock Division
       Fifty-One..............................    164.71%      145.97%      108.04%       43.24%
Benchmark Comparison
     Russell 2000 Index.......................    176.58%      125.55%       92.63%       42.01%

TEMPLETON ASSET ALLOCATION DIVISION NINETEEN PERFORMANCE COMPARED TO MSCI WORLD INDEX,
SALOMON BROTHERS WORLD GOVERNMENT BOARD INDEX AND CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX

                      HYPOTHETICAL $10,000 ACCOUNT VALUE*
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 24, 1988

                                                                    MSCI
               TEMPLETON ASSET ALLOCATION                          WORLD        BLENDED
                   DIVISION NINETEEN                               INDEX        INDEX**
--------------------------------------------------------          --------      --------
08/24/88......................................  $10,000           $10,000       $10,000
03/31/89......................................   10,473            11,687        11,125
03/31/90......................................   11,309            11,419        11,215
03/31/91......................................   11,427            12,147        12,336
03/31/92......................................   13,165            12,015        12,882
03/31/93......................................   14,783            13,464        14,453
03/31/94......................................   16,789            15,284        15,955
03/31/95......................................   17,115            16,709        17,593
03/31/96......................................   21,046            20,054        19,902
03/31/97......................................   24,554            21,930        21,101
03/31/98......................................   30,153            28,939        25,226

                  CUMULATIVE RETURN COMPARED TO MARKET INDEX*
                         (PERIOD ENDED MARCH 31, 1998)

                                                   SINCE
                                                 INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                 ----------     -------      -------       ------
Investment Division
     Templeton Asset Allocation
       Division Nineteen.......................     201.53%      103.97%       76.18%       22.80%
Benchmark Comparison
     MSCI World Index..........................     189.39%      114.94%       73.20%       31.96%
     Blended Index**...........................     152.26%       74.54%       43.39%       19.55%

---------------

 * The hypothetical account illustration and cumulative returns were calculated on a pro forma basis. Therefore, the inception date used for the Templeton Asset Allocation Fund Division 19 was August 24, 1988, the inception of the underlying fund. Current contract charges have been assessed in determining pro forma hypothetical account values and cumulative returns.

** The Blended Index reflects an allocation of investments in the following
   Indexes: 55% of investments included in the MSCI World Index, 35% of investments included in the Salomon Brothers World Government Bond Index and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day index.

TEMPLETON FOREIGN DIVISION THIRTY-TWO PERFORMANCE COMPARED TO EAFE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                                FOREIGN                                                 EAFE
                          DIVISION THIRTY-TWO                                           INDEX
------------------------------------------------------------------------            -------------
04/01/88.................................................  $      10,000            $      10,000
03/31/89.................................................         11,654                   11,161
03/31/90.................................................         14,484                    9,870
03/31/91.................................................         14,722                   10,118
03/31/92.................................................         16,169                    9,307
03/31/93.................................................         17,148                   10,387
03/31/94.................................................         21,458                   12,725
03/31/95.................................................         21,427                   13,498
03/31/96.................................................         24,577                   15,162
03/31/97.................................................         28,360                   15,382
03/31/98.................................................         32,043                   18,245

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                  10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                  --------     -------      -------       ------
Investment Division
     Templeton Foreign Division Thirty-Two......   220.43%       86.86%       49.54%       12.99%
Benchmark Comparison
     EAFE Index.................................    82.45%       75.66%       35.17%       18.61%

TEMPLETON INTERNATIONAL DIVISION TWENTY PERFORMANCE COMPARED TO MSCI WORLD INDEX

                      HYPOTHETICAL $10,000 ACCOUNT VALUE*
         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992

                                                                              MSCI
                       TEMPLETON INTERNATIONAL                               WORLD
                           DIVISION TWENTY                                   INDEX
----------------------------------------------------------------------      --------
05/01/92....................................................  $10,000       $10,000
03/31/93....................................................    9,926        11,055
03/31/94....................................................   13,021        12,550
03/31/95....................................................   12,859        13,720
03/31/96....................................................   15,605        16,467
03/31/97....................................................   18,880        18,007
03/31/98....................................................   23,778        23,762

                  CUMULATIVE RETURN COMPARED TO MARKET INDEX*
                         (PERIOD ENDED MARCH 31, 1998)

                                                  SINCE
                                                INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                ----------     -------      -------       ------
Investment Division
     Templeton International Division
       Twenty.................................     137.78%      139.57%       84.92%       25.95%
Benchmark Comparison
     MSCI World Index.........................     137.62%      114.94%       73.20%       31.96%

---------------

* The hypothetical account illustration and cumulative returns were calculated on a pro forma basis. Therefore, the inception date used for the Templeton International Fund Division 20 was May 1, 1992, the inception of the underlying fund. Current contract charges have been assessed to determining pro forma hypothetical account values and cumulative returns.

VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH PORTFOLIO DIVISION FIFTY-FOUR

     The performance of the Fund is not compared to a benchmark.

VANGUARD FIXED INCOME SECURITIES FUND -- LONG-TERM CORPORATE PORTFOLIO DIVISION TWENTY-TWO PERFORMANCE COMPARED TO MERRILL LYNCH CORPORATE MASTER INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                                                                          MERRILL LYNCH
                       LONG-TERM CORPORATE                               CORPORATE MASTER
                       DIVISION TWENTY-TWO                                    INDEX
-----------------------------------------------------------------        ----------------
04/01/88...............................................  $10,000             $10,000
03/31/89...............................................   10,527              10,651
03/31/90...............................................   11,576              11,916
03/31/91...............................................   12,933              13,357
03/31/92...............................................   14,600              15,141
03/31/93...............................................   17,085              17,474
03/31/94...............................................   17,450              18,113
03/31/95...............................................   18,081              19,069
03/31/96...............................................   20,234              21,415
03/31/97...............................................   20,604              22,509
03/31/98...............................................   23,974              25,479

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)


                                                        10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                        --------     -------      -------       ------
Investment Division
     Vanguard Fixed Income Securities Fund --
       Long-Term Corporate Portfolio
       Division Twenty-Two............................    139.74%       40.32%       32.59%       16.36%
Benchmark Comparison
     Merrill Lynch Corporate Master Index.............    154.79%       45.82%       33.62%       13.20%

VANGUARD FIXED INCOME SECURITIES FUND -- LONG-TERM U.S. TREASURY PORTFOLIO DIVISION TWENTY-THREE PERFORMANCE COMPARED TO LEHMAN BROTHERS U.S. TREASURY LONG-TERM INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                                                                           LEHMAN BROS.
                                                                          U.S. TREASURY
                     LONG-TERM U.S. TREASURY                                LONG-TERM
                      DIVISION TWENTY-THREE                                   INDEX
-----------------------------------------------------------------         -------------
04/01/88...............................................  $10,000             $10,000
03/31/89...............................................   10,538              10,614
03/31/90...............................................   11,610              11,957
03/31/91...............................................   12,916              13,549
03/31/92...............................................   14,166              15,163
03/31/93...............................................   16,590              18,103
03/31/94...............................................   16,985              18,704
03/31/95...............................................   17,543              19,574
03/31/96...............................................   19,775              22,428
03/31/97...............................................   19,948              23,069
03/31/98...............................................   23,428              27,842

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                        10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                        --------     -------      -------       ------
Investment Division
     Vanguard Fixed Income Securities
       Fund -- Long-Term U.S. Treasury Portfolio
       Division Twenty-Three..........................    134.28%       41.22%       33.54%       17.45%
Benchmark Comparison
     Lehman Brothers U.S. Treasury
       Long-Term Index................................    178.42%       53.80%       42.24%       20.69%

VANGUARD LIFESTRATEGY GROWTH PORTFOLIO DIVISION FIFTY-TWO

     The performance of the Fund is not compared to a benchmark.

VANGUARD LIFESTRATEGY MODERATE GROWTH PORTFOLIO DIVISION FIFTY-THREE

     The performance of the Fund is not compared to a benchmark.

VANGUARD/WELLINGTON DIVISION TWENTY-FIVE PERFORMANCE COMPARED TO S&P 500 INDEX AND MERRILL LYNCH CORPORATE MASTER INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                         VANGUARD/WELLINGTON                                   BLENDED
                        DIVISION TWENTY-FIVE                                    INDEX*
---------------------------------------------------------------------          --------
04/01/88...................................................  $10,000           $10,000
03/31/89...................................................   11,378            11,403
03/31/90...................................................   12,437            13,321
03/31/91...................................................   13,525            15,167
03/31/92...................................................   14,852            16,992
03/31/93...................................................   16,927            19,600
03/31/94...................................................   17,342            20,046
03/31/95...................................................   19,214            22,437
03/31/96...................................................   24,039            28,021
03/31/97...................................................   26,823            32,119
03/31/98...................................................   35,014            43,377

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                 10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                 --------     -------      -------       ------
Investment Division
     Vanguard/Wellington Division
       Twenty-Five.............................   250.14%      106.85%       82.23%       30.54%
Benchmark Comparison
     Blended Index*............................   333.77%      121.31%       93.33%       35.05%

---------------

* The Blended Index reflects an allocation of investments in the following indexes: 65% of investments included in the S&P 500 Index and 35% of investments included in the Merrill Lynch Corporate Master Index.

VANGUARD/WINDSOR II DIVISION TWENTY-FOUR PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 1, 1988

                         VANGUARD/WINDSOR II                                   S&P 500
                        DIVISION TWENTY-FOUR                                    INDEX
---------------------------------------------------------------------          --------
04/01/88...................................................  $10,000           $10,000
03/31/89...................................................   12,356            11,815
03/31/90...................................................   13,625            14,091
03/31/91...................................................   14,942            16,122
03/31/92...................................................   16,131            17,903
03/31/93...................................................   19,006            20,629
03/31/94...................................................   19,099            20,932
03/31/95...................................................   21,440            24,191
03/31/96...................................................   28,587            31,956
03/31/97...................................................   33,321            38,297
03/31/98...................................................   48,349            56,670

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                         (PERIOD ENDED MARCH 31, 1998)

                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division
     Vanguard/Windsor II Division
       Twenty-Four............................   383.49%      154.38%      125.51%       45.10%
Benchmark Comparison
     S&P 500 Index............................   466.70%      174.71%      134.26%       47.97%

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calcula-tion of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustment for 3 1/2% Assumed Investment Rate.....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00

 2. Purchase Unit value (see Example 3).....................  $     1.800000

 3. Account Value of Contract (1)X(2).......................  $18,000.00

 4. First monthly Payout Payment per $1,000 of Account
    Value...................................................  $     5.63

 5. First monthly Payout Payment (3)X(4)/1,000..............  $   101.34

 6. Payout Unit value (see Example 10)......................  $      .980000

 7. Number of Payout Units (5)/(6)..........................      103.408

 8. Assume Payout Unit value for second month equal to......  $      .997000

 9. Second monthly Payout Payment (7)X(8)...................  $   103.10

10. Assume Payout Unit value for third month equal to.......  $      .953000

11. Third monthly Payout Payment (7)X(10)...................  $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is the Underwriter as defined above, a wholly-owned subsidiary of the Company. The Underwriter's address is 2929 Allen Parkway, Houston, Texas 77019. The Underwriter is a Texas corporation organized in 1970 and is a member of the NASD.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 5% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. (These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.)

     Pursuant to its underwriting agreement with the Underwriter and VALIC Separate Account A, the Company reimburses the Underwriter for reasonable sales expenses, including overhead expenses. Sales commissions paid for the years 1996 and 1997 were $11,530,000 and $46,521,000, respectively.

                                    EXPERTS

     The consolidated financial statements of the Company at December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, and the financial statements of the Company's Separate Account A at December 31, 1997 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein. The financial statements audited by Ernst & Young LLP have been included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

     The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1997, and for the fiscal year then ended.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

REPORT OF INDEPENDENT AUDITORS


To the Board of Directors
The Variable Annuity Life Insurance Company


         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP


Houston, Texas
February 18, 1998


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


CONSOLIDATED BALANCE SHEET

AT DECEMBER 31
IN THOUSANDS


                                                                                                 1997           1996
                                                                                              -----------    -----------
ASSETS               Investments - Notes 2, 6, 7, 8:
                        Fixed maturity securities
                           (amortized cost: $20,651,381 in 1997 and $19,667,491 in 1996)      $21,641,084    $20,189,473
                        Equity securities (cost: $5,581 in 1997 and $8,624 in 1996)                 5,456          8,589
                        Mortgage loans on real estate                                           1,259,029      1,349,855
                        Real estate, net of accumulated depreciation
                           of $69 in 1997 and $69 in 1996                                          28,569         37,130
                        Policy loans                                                              719,127        639,200
                        Other long-term invested assets                                            45,474         35,945
                        Short-term investments                                                     60,904         53,000
                                                                                              -----------    -----------
                           Total investments                                                   23,759,643     22,313,192
                                                                                              -----------    -----------
                     Investment income receivable                                                 347,358        315,118
                     Cash                                                                          32,181         24,360
                     Receivable for securities sold                                                32,825         18,654
                     Deferred policy acquisition costs - Note 3                                   392,346        557,748
                     Due from reinsurer, net                                                       14,545         15,700
                     Other assets                                                                  52,104         45,798
                     Assets held in Separate Accounts                                          10,564,220      7,134,412
                                                                                              -----------    -----------
                           Total assets                                                       $35,195,222    $30,424,982
                                                                                              -----------    -----------
LIABILITIES          Policy reserves for fixed annuity investment contracts                   $21,994,804    $21,067,429
                     Payable for securities purchased                                              19,027            575
                     Remittances not allocated                                                     79,392         66,473
                     Commissions, general expenses, and taxes (other than income taxes)            39,546         41,642
                     Other liabilities                                                             61,756         75,636
                     Income tax liabilities - Note 4                                              377,072        265,160
                     Liabilities related to Separate Accounts                                  10,564,220      7,134,412
                                                                                              -----------    -----------
                           Total liabilities                                                   33,135,817     28,651,327
                                                                                              -----------    -----------
STOCKHOLDER'S        Common stock (voting) par value $1 per share, 5,000 shares authorized
EQUITY                  and 3,575 issued and outstanding in 1997 and 1996 - Note 5                  3,575          3,575
                     Additional paid-in capital                                                   710,624        459,281
                     Retained earnings                                                          1,038,731      1,143,947
                     Net unrealized gains - Note 2                                                306,475        166,852
                                                                                              -----------    -----------
                           Total stockholder's equity                                           2,059,405      1,773,655
                                                                                              -----------    -----------
                           Total liabilities and stockholder's equity                         $35,195,222    $30,424,982
                                                                                              -----------    -----------

                 See notes to consolidated financial statements.



--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY



CONSOLIDATED STATEMENT OF INCOME

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                                         1997            1996            1995
                                                                                      -----------     -----------     -----------
REVENUES             Surrender charges                                                $    12,405     $    12,348     $     9,967
                     Mortality charges                                                     94,162          59,955          34,965
                     Expense charges                                                        6,102           5,654           5,122
                     Net investment income - Note 2                                     1,729,541       1,654,496       1,597,681
                     Net reinsurance income                                                 1,303           1,528           1,573
                     Realized investment gains (losses) - Note 2                           20,235          21,551          (7,149)
                     Other income                                                          15,320          10,920           6,878
                                                                                      -----------     -----------     -----------
                        Total revenues                                                  1,879,068       1,766,452       1,649,037
                                                                                      -----------     -----------     -----------
COSTS AND            Policy costs:
EXPENSES                Increase in policy reserves for fixed annuity contracts         1,286,010       1,243,993       1,203,986
                                                                                      -----------     -----------     -----------
                           Total costs                                                  1,286,010       1,243,993       1,203,986
                                                                                      -----------     -----------     -----------
                     Expenses:
                        Commissions                                                       110,960          97,630
                                                                                                                           84,670
                        Salaries                                                           58,873          54,016          48,227
                        Data processing                                                    14,876          12,088          13,200
                        Postage and telephone                                              12,253          11,308          10,710
                        Sales promotion                                                    10,161          10,394           9,361
                        Depreciation expense on furniture and equipment                     8,964           8,920           8,924
                        Rent                                                                7,931           7,524           7,477
                        Taxes, licenses, and fees                                           6,874           6,208           4,989
                        Printing and supplies                                               4,496           5,290           4,721
                        Guaranty association assessments - Note 9                              30           2,678          18,961
                        Other expenses                                                     35,172          27,223          22,665
                        Amortization of deferred policy acquisition costs - Note 3         42,101          31,201          16,841
                        Policy acquisition costs deferred - Note 3                       (137,655)       (116,818)       (104,702)
                                                                                      -----------     -----------     -----------
                           Total expenses                                                 175,036         157,662         146,044
                                                                                      -----------     -----------     -----------
                           Total costs and expenses                                     1,461,046       1,401,655       1,350,030
                                                                                      -----------     -----------     -----------
EARNINGS             Income before income tax expense                                     418,022         364,797         299,007
                     Income tax expense - Note 4                                          144,238         124,370          99,720
                                                                                      -----------     -----------     -----------
                        Net income                                                    $   273,784     $   240,427     $   199,287
                                                                                      -----------     -----------     -----------


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                       1997            1996            1995
                                                                    -----------     -----------     -----------
COMMON STOCK            Balance at beginning and end of year        $     3,575     $     3,575     $     3,575
                                                                    -----------     -----------     -----------
ADDITIONAL              Balance at beginning of year                    459,281         384,126         382,733
PAID-IN-CAPITAL            Capital contribution from stockholder        251,343          75,155           1,393
                                                                    -----------     -----------     -----------
                        Balance at end of year                          710,624         459,281         384,126
                                                                    -----------     -----------     -----------
RETAINED                Balance at beginning of year                  1,143,947       1,014,520         910,233
EARNINGS                   Net income                                   273,784         240,427         199,287
                           Dividends paid to stockholder               (379,000)       (111,000)        (95,000)
                                                                    -----------     -----------     -----------
                        Balance at end of year                        1,038,731       1,143,947       1,014,520
                                                                    -----------     -----------     -----------
NET UNREALIZED          Balance at beginning of year                    166,852         396,620        (563,481)
INVESTMENT                 Change during year                           139,623        (229,768)        960,101
GAINS(LOSSES)                                                       -----------     -----------     -----------
                        Balance at end of year                          306,475         166,852         396,620
                                                                    -----------     -----------     -----------
STOCKHOLDER'S
EQUITY                  Balance at end of year                      $ 2,059,405     $ 1,773,655     $ 1,798,841
                                                                    -----------     -----------     -----------

                        See notes to consolidated financial statements.


--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY



CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,
IN THOUSANDS

                                                                                        1997             1996             1995
                                                                                    ------------     ------------     ------------
OPERATING            Net income                                                     $    273,784     $    240,427     $    199,287
ACTIVITIES           Reconciling adjustments to net cash provided by operating
                      activities:
                        Insurance and annuity liabilities                              1,286,010        1,243,993        1,203,986
                        Deferred policy acquisition costs                                (95,554)         (85,617)         (87,861)
                        Other, net                                                       (51,241)         (50,233)          28,179
                                                                                    ------------     ------------     ------------
                           Net cash provided by operating activities                   1,412,999        1,348,570        1,343,591
                                                                                    ------------     ------------     ------------
INVESTING            Investment purchases                                            (18,403,013)     (14,883,271)      (9,671,304)
ACTIVITIES           Investment calls, maturities, and sales                          17,500,312       13,897,479        8,025,420
                     Net (increase) decrease in short-term investments                    (7,904)         (13,722)         120,745
                                                                                    ------------     ------------     ------------
                           Net cash used for investing activities                       (910,605)        (999,514)      (1,525,139)
                                                                                    ------------     ------------     ------------
FINANCING            Policyholder account deposits                                     3,385,303        2,896,090        2,553,928
ACTIVITIES           Policyholder account withdrawals                                 (1,427,005)      (1,276,008)        (996,324)
                     Transfers to Separate Accounts                                   (2,325,214)      (1,936,727)      (1,273,778)
                     Capital contribution from stockholder                               251,343           75,155            1,607
                     Dividends paid                                                     (379,000)        (111,000)         (95,000)
                                                                                    ------------     ------------     ------------
                           Net cash used for or provided by financing activities        (494,573)        (352,490)         190,433
                                                                                    ------------     ------------     ------------
NET CHANGE           Net increase (decrease) in cash                                       7,821           (3,434)           8,885
IN CASH              Cash at beginning of year                                            24,360           27,794           18,909
                                                                                    ------------     ------------     ------------
                           Cash at end of year                                      $     32,181     $     24,360     $     27,794
                                                                                    ------------     ------------     ------------


                     See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1997
ALL DOLLAR AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA

                                        1
--------------------------------------------------------------------------------
                         SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

1.1    INTRODUCTION

     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives. VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2    PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation. Certain items in the prior years' financial statements have been reclassified to conform with the 1997 presentation. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3    ACCOUNTING CHANGES

     NEW ACCOUNTING STANDARDS NOT YET ADOPTED. In June 1997, the Financial Accounting Standards Board (FASB) issued SFAS 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. Beginning first quarter 1998, VALIC must adopt this statement for all periods presented. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact VALIC's consolidated results of operations or financial position.

1.4    INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. All fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in net unrealized gains (losses) on securities within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     Loans for which VALIC determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired.
VALIC generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5    DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains (losses) on securities included in stockholder's equity, consistent with the treatment of the related investment security.


--------------------------------------------------------------------------------
6

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 1997

1.5    DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     CALL SWAPTIONS. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on VALIC's ability to manage interest crediting rates. Call swaptions allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

     Premiums paid to purchase call swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a call swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a call swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) in securities had been realized at the balance sheet date. The impact of this adjustment is included in net unrealized gains (losses) on securities within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7    SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than the company. Consequently, the insurer's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.8    POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest paid at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, and the 1983a Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.

1.9    RECOGNITION OF REVENUES AND COSTS

     Premium receipts for annuity contracts are classified as deposits instead of revenues. Revenues for these contracts consist of the mortality, expense, and surrender charges. Gains (losses) from mortality guarantees under variable annuity contracts are recognized as they occur.

1.10   INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

         A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in net unrealized gains (losses) in stockholder's equity.




--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

December 31, 1997

1.11   STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity (capital and surplus) that differ from GAAP. Net income and stockholder's equity as determined by statutory accounting practices at December 31 were as follows:

                                           1997           1996           1995
                                        ----------     ----------     ----------
Net income                              $  237,719     $  213,686     $  157,622
                                        ----------     ----------     ----------
Stockholder's equity                    $1,189,278     $1,077,366     $  926,654
                                        ----------     ----------     ----------

                                        2
--------------------------------------------------------------------------------
                                   INVESTMENTS
--------------------------------------------------------------------------------


2.1    INVESTMENT INCOME

     Income by type of investment was as follows:

                                         1997            1996            1995
                                      ----------      ----------      ----------
Non-affiliated fixed
  maturity securities                 $1,562,802      $1,471,879      $1,414,644
Affiliated fixed
  maturity securities                      2,588           2,851           3,181
Equity securities                            483             782           4,281
Mortgage loans on
  real estate                            123,591         140,492         149,974
Other                                     53,543          51,040          36,473
                                      ----------      ----------      ----------
  Gross investment income              1,743,007       1,667,044       1,608,553
  Investment expenses                     13,466          12,548          10,872
                                      ----------      ----------      ----------
    Net investment income             $1,729,541      $1,654,496      $1,597,681
                                      ----------      ----------      ----------

     The carrying value of investments that produced no investment income during 1997 totaled $12,516 or 0.05% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1997.

2.2    REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                           1997           1996           1995
                                         --------       --------       --------
Fixed maturity securities                $  6,075       $  1,417       $    832
Equity securities                              21         15,795          7,706
Mortgage loans on
real estate                                21,647          4,635        (24,465)
Real estate                                 3,802            389          3,767
Other                                     (11,310)          (685)         5,011
                                         --------       --------       --------
  Realized investment gains
     (losses) before taxes                 20,235         21,551         (7,149)
Income tax expense (benefit)                7,082          7,543         (1,414)
                                         --------       --------       --------
   Net realized investment
     gains (losses)                      $ 13,153       $ 14,008       $ (5,735)
                                         --------       --------       --------

     Proceeds from sales of fixed maturity securities were $3,269,801, $3,052,550, and $1,432,183 during 1997, 1996, and 1995, respectively. Gross gains of $23,967, $28,173, and $15,722 and gross losses of $22,489, $36,802, and
$30,518, were realized on those sales during 1997, 1996, and 1995, respectively.

2.3    FIXED MATURITY AND EQUITY SECURITIES

     Valuation. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                           Amortized Cost       Gross Unrealized Gains
                                     -------------------------   ---------------------
                                         1997          1996         1997       1996
                                     -----------   -----------   ----------   --------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies          $   175,771   $   219,426   $   25,101   $ 20,025
Obligations of states and
  political subdivisions                  32,264        32,308        1,193        840
Debt securities issued by
  foreign governments                    248,838       241,908       14,018     10,958
Corporate securities                  15,207,118    13,211,735      755,877    457,461
Mortgage-backed securities             4,959,198     5,932,878      214,418    150,021
Affiliated fixed maturity securities      28,192        29,236           67       --
                                     -----------   -----------   ----------   --------
  Total fixed maturity securities    $20,651,381   $19,667,491   $1,010,674   $639,305
                                     -----------   -----------   ----------   --------
Equity securities                    $     5,581   $     8,624   $      114   $     61
                                     -----------   -----------   ----------   --------
                                    Gross Unrealized Losses            Fair Value
                                    -----------------------   -------------------------
                                       1997         1996           1997          1996
                                    ---------    ----------   -----------   -----------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies          $     (3)   $    (465)   $   200,869   $   238,986
Obligations of states and
  political subdivisions                    _         (197)        33,457        32,951
Debt securities issued by
  foreign governments                  (1,988)        (122)       260,868       252,744
Corporate securities                  (16,179)     (76,389)    15,946,816    13,592,807
Mortgage-backed securities             (2,801)     (40,150)     5,170,815     6,042,749
Affiliated fixed maturity securities     --           --           28,259        29,236
                                     --------    ---------    -----------   -----------
  Total fixed maturity securities    $(20,971)   $(117,323)   $21,641,084   $20,189,473
                                     --------    ---------    -----------   -----------
Equity securities                    $   (239)   $     (96)   $     5,456   $     8,589
                                     --------    ---------    -----------   -----------



--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997


2.3    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1997 were as follows:

                                                     Amortized           Fair
                                                       Cost              Value
                                                    -----------      -----------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                              $   103,239      $   104,677
   In years two through five                          4,106,448        4,284,682
   In years six through ten                           7,443,520        7,812,438
   After ten years                                    3,842,984        4,067,083
Mortgage-backed securities                            5,155,190        5,372,204
                                                    -----------      -----------
   Total fixed maturity securities                  $20,651,381      $21,641,084
                                                    -----------      -----------

          Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.4    NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in stockholder's equity at December 31 were as follows:

                                                       1997            1996
                                                    -----------     -----------
Gross unrealized gains                              $ 1,010,788     $   639,366
Gross unrealized losses                                 (21,210)       (117,419)
DPAC adjustments                                       (511,037)       (261,363)
Deferred federal income taxes                          (172,066)        (93,732)
                                                    -----------     -----------
  Net unrealized gains
    on securities                                   $   306,475     $   166,852
                                                    -----------     -----------

2.5    MORTGAGE LOANS ON REAL ESTATE

     Diversification. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

2.5    MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

     At December 31 the mortgage loan portfolio was distributed as follows:

                                                         1997           1996
                                                      -----------    -----------
Geographic distribution:
  Atlantic                                            $   614,627    $   656,073
  Pacific and Mountain                                    355,006        406,948
  Central                                                 310,535        331,411
  Allowance for losses                                    (21,139)       (44,577)
                                                      -----------    -----------
    Total mortgage loans                              $ 1,259,029    $ 1,349,855
                                                      -----------    -----------
Property type:
  Office                                              $   467,326    $   456,818
  Retail                                                  396,934        451,668
  Industrial                                              246,241        221,532
  Apartments                                              145,272        190,583
  Residential and other                                    24,395         73,831
  Allowance for losses                                    (21,139)       (44,577)
                                                      -----------    -----------
    Total mortgage loans                              $ 1,259,029    $ 1,349,855
                                                      -----------    -----------

     ALLOWANCE. Activity in the allowance for mortgage loan losses was as follows:

                                               1997           1996           1995
                                            -----------    -----------    -----------
Balance at January 1                        $    44,577    $    54,213    $    55,665
Provision for mortgage
  loan losses                                   (18,178)        (2,967)        25,418
Deductions                                       (5,260)        (6,669)       (26,870)
                                            -----------    -----------    -----------
  Balance at December 31                    $    21,139    $    44,577    $    54,213
                                            -----------    -----------    -----------


     IMPAIRED LOANS. Impaired mortgage loans on real estate and related interest income were as follows:

                                                              1997         1996
                                                           ----------   ----------
Impaired loans:
 With allowance*                                           $   28,317   $   46,346
 Without allowance                                               --            236
                                                           ----------   ----------
    Total impaired loans                                   $   28,317   $   46,582
                                                           ----------   ----------
Average investment                                         $   37,449   $   56,163
Interest income earned                                          2,887        4,816
Interest income - cash basis                                     --          4,617
                                                           ----------   ----------

* Represents gross amounts before allowance for mortgage loan losses of $9,317 and $6,848, respectively.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        3
--------------------------------------------------------------------------------
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)
--------------------------------------------------------------------------------

     DPAC at December 31, and the components of the change for the years then ended, were as follows:

                                    1997         1996         1995
                                 ---------    ---------    ---------
Balance at January 1             $ 557,748    $ 182,546    $ 910,479
Deferrals:
  Commissions                       76,327       62,760       52,959
  Other acquisition costs           61,328       54,058       51,743
Amortization:
  Accretion of interest             65,388       59,810       54,086
  Operating earnings              (107,489)     (91,011)     (70,927)
Offset to realized
  (gains) losses                   (11,282)        (676)       4,991
Effect of net unrealized
  (gains) losses on securities    (249,674)     290,261     (820,785)
                                 ---------    ---------    ---------
Balance at December 31           $ 392,346    $ 557,748    $ 182,546
                                 ---------    ---------    ---------

                                        4
--------------------------------------------------------------------------------
                                  INCOME TAXES
--------------------------------------------------------------------------------

4.1    TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

4.2    TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                          1997           1996
                                                       ---------      ---------
Current tax liabilities (assets)                       $   2,027      $  (4,551)
                                                       ---------      ---------
Deferred tax liabilities, applicable to:
  Basis differential of investments                      368,591        201,122
  DPAC                                                   134,541        192,815
  Other                                                   18,576          8,025
                                                       ---------      ---------
     Total deferred tax liabilities                      521,708        401,962
                                                       ---------      ---------
Deferred tax assets, applicable to:
  Policy reserves                                       (138,555)      (118,595)
  Basis differential of investments                       (1,545)        (6,219)
  Other                                                   (6,563)        (7,437)
                                                       ---------      ---------
     Total deferred tax assets                          (146,663)      (132,251)
                                                       ---------      ---------
       Net deferred tax liabilities                      375,045        269,711
                                                       ---------      ---------
             Total income tax liabilities              $ 377,072      $ 265,160
                                                       ---------      ---------

4.3    TAX EXPENSE

Components of income tax expense were as follows:

                                            1997          1996          1995
                                         ----------    ----------    ----------
Current:
  Federal                                $  114,138    $   99,560    $   99,273
  State                                       3,099         2,842         3,224
                                         ----------    ----------    ----------
    Total current income
       tax expense                          117,237       102,402       102,497
                                         ----------    ----------    ----------
Deferred, applicable to:
  DPAC                                       29,113        29,308        32,174
  Policy reserves                           (14,920)      (18,581)      (28,780)
  Basis differential of
     investments                              3,569         2,754          (786)
  Other, net                                  9,239         8,487        (5,385)
                                         ----------    ----------    ----------
    Total deferred income
       tax expense (benefit)                 27,001        21,968        (2,777)
                                         ----------    ----------    ----------
         Income tax expense              $  144,238    $  124,370    $   99,720
                                         ----------    ----------    ----------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                       1997            1996            1995
                                     ---------       ---------       ---------
Federal income tax rate                     35%             35%             35%
Income tax expense at
  applicable rate                    $ 146,308       $ 127,679       $ 104,652
Dividends received
  deduction                             (5,212)         (4,935)         (3,883)
Tax-exempt interest (ESOP)              (3,326)         (3,865)         (4,426)
State income taxes                       3,695           3,311           2,918
Other items                              2,773           2,180             459
                                     ---------       ---------       ---------
  Income tax expense                 $ 144,238       $ 124,370       $  99,720
                                     ---------       ---------       ---------

     Federal income taxes paid in 1997, 1996, and 1995 were $106,338, $114,478, and $52,790, respectively. State income taxes paid in 1997, 1996, and 1995 were $2,978, $3,060, and $2,653, respectively.


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        5
--------------------------------------------------------------------------------
                                  CAPITAL STOCK
--------------------------------------------------------------------------------

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting, and other rights as the board of directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 1998 is $233,582.

                                        6
--------------------------------------------------------------------------------
                        DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

     Interest rate and currency swap agreements related to investment securities at December 31, 1997 were as follows:

Interest rate swap agreements to pay fixed rate
  Notional amount                                                 $   107,000
  Average receive rate                                                   6.92%
  Average pay rate                                                       6.25
                                                                  -----------
Currency swap agreements (receive U.S.$/pay Canadian$)
  Notional amount (in U.S.$)                                      $   123,326
  Average exchange rate                                                  1.49
                                                                  -----------

  During 1997, VALIC purchased call swaptions that expire in 1998. These call swaptions had a notional amount of $1.15 billion and strike rates ranging from 4.5% to 5.5% at December 31, 1997. Should the strike rates remain below market rates, the call swaptions will expire and VALIC's exposure would be limited to the premiums paid.

                                        7
--------------------------------------------------------------------------------
                       FAIR VALUE OF FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, and
(2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                   1997                             1996
                                         --------------------------      --------------------------
                                            Fair          Carrying          Fair         Carrying
                                            Value          Amount           Value         Amount
                                         -----------    -----------      -----------    -----------
Assets

  Fixed maturity and equity securities   $21,646,540*   $ 21,646,540*    $20,198,062*   $20,198,062

  Mortgage loans on real estate            1,288,702      1,259,029        1,352,994      1,349,855

  Policy loans                               721,089        719,127          637,870        639,200

Liabilities

  Insurance investment contracts          21,536,809     21,994,804       19,753,088     21,067,429
                                         -----------    -----------      -----------    -----------

* Includes derivative financial instruments with negative fair value of $2,967 in 1997 and negative fair value of $7,872 in 1996.

     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997

                                        8
--------------------------------------------------------------------------------
                     TRANSACTIONS WITH AFFILIATED COMPANIES
--------------------------------------------------------------------------------

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1997 were as follows:

     Operating expenses include $22,061 in 1997, $17,533 in 1996, and $21,173 in 1995 for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities, and investment expenses. Interest paid on borrowings from AGC totaled $501 in 1997, $455 in 1996, and $1,662 in 1995.

     On November 4, 1982, VALIC invested $11,853 in 13 1/2% Restricted Subordinated Notes due November 4, 2002 issued by AGC. The principal amount of the note is due November 4, 2002. Principal payments of $592 were received on November 4, 1997, 1996, and 1995. VALIC recognized $1,292 in interest income during 1997, $1,372 for 1996, and $1,452 for 1995.

     On December 31, 1984, VALIC entered into a $48,929 note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock, and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2,446 were received on December 29, 1997, 1996, and 1995. VALIC recognized $1,296, $1,479, and $1,729 of interest income on the note during 1997, 1996, and 1995, respectively.

     On September 30, 1995, VALIC received a capital contribution from AGL of electronic data processing equipment with a book value of $1,575 and a related tax liability of $214.

     On May 15, 1996, VALIC sold SC Financial Corp Mortgage Notes with a book value of $13,000 to American General Life Insurance Company of NY. Proceeds from the sale totaled $13,033 with a profit of $33 recognized on the transaction.

     VALIC paid common stock dividends of $379,000, $106.01 per share; $111,000, $31.05 per share; and $95,000, $26.57 per share, in 1997, 1996, and 1995, respectively.

     VALIC received capital contributions of $250,000 and $75,000 from AGL on March 31, 1997 and December 30, 1996, respectively.

     VALIC acquired from American General Life and Accident Insurance Company bonds of various issuers at a cost of $22,154 and $25,892 on January 30, 1997 and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired from Western National Life Insurance Company bonds of various issuers at a cost of $129,715.

                                        9
--------------------------------------------------------------------------------
                          COMMITMENTS AND CONTINGENCIES
--------------------------------------------------------------------------------

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. State guaranty fund expense included in operating costs and expenses was $30, $2,678, and $18,961, for the years ended December 31, 1997, 1996, and 1995, respectively. The accrued liability for anticipated assessments was $7,402, $13,661, and $20,249, at December 31, 1997, 1996, and 1995, respectively. The 1997 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.

                                       10
--------------------------------------------------------------------------------
                             EMPLOYEE BENEFIT PLANS
--------------------------------------------------------------------------------


10.1   PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's average monthly compensation and length of credited service. VALIC's funding policy for this plan is to continue annually no more than the maximum amount that can be deducted for federal income tax purposes.



--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

DECEMBER 31, 1997


10.1   PENSION PLANS - (CONTINUED)

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                          1997           1996          1995
                                       ----------     ----------    ----------
Service cost (benefits earned)
  during period                        $    1,045     $      917    $      601
Interest cost on projected
  benefit obligation                        1,034            843           635
Actual return on plan assets               (2,734)        (2,785)       (1,249)
Amortization of unrecognized
  net asset existing at date of
  initial application                        --              (23)          (72)
Amortization of unrecognized
  prior service cost                           45             44            44
Deferral of net asset gain                  1,933          2,210           749
                                       ----------     ----------    ----------
  Total pension expense                $    1,323     $    1,206    $      708
                                       ----------     ----------    ----------
Weighted-average discount rate
  on benefit obligation                      7.25%        7.50 %          7.25%
Rate of increase in
  compensation levels                        4.00%        4.00 %          4.00%
Expected long-term rate of
  return on plan assets                     10.00%       10.00 %         10.00%
                                       ----------     ----------    ----------

     The following table sets forth the funded status and amounts recognized in the Consolidated Balance Sheet at December 31, 1997 and 1996 for VALIC's defined benefit pension plan:

                                                          1997           1996
                                                       -----------    -----------
Actuarial present value of benefit obligation:
  Vested                                               $    10,919    $     8,265
  Nonvested                                                  1,485          1,251
                                                       -----------    -----------
Accumulated benefit obligation                              12,404          9,516
Effect of increase in compensation levels                    3,340          2,474
                                                       -----------    -----------
Projected benefit obligation                                15,744         11,990
Plan assets at fair value                                   11,759          9,120
                                                       -----------    -----------
Projected benefit obligation in excess of
  plan assets                                               (3,985)        (2,870)
Unrecognized net gain                                        1,367          1,266
Unrecognized prior service cost                                 18             62
                                                       -----------    -----------
    Net pension liability                              $    (2,600)   $    (1,542)
                                                       -----------    -----------

     Equity and fixed maturity securities were 63% and 28%, respectively, of the plan's assets at the plan's most recent balance sheet dates. The remaining plan assets consisted primarily of cash equivalents and investment-related receivables.

10.2   POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through American General Corporation, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.

     The life plans are fully insured; the retiree and medical and dental plans are unfunded and self-insured. Postretirement benefit expense in 1997, 1996, and 1995 was $295, $282, and $228, respectively.

     The plans' combined funded status and the accrued postretirement benefit cost included in other liabilities at December 31 were as follows:

                                                          1997          1996
                                                       ---------     ---------
Actuarial present value of benefit obligations
  Retirees                                             $       8     $      21
  Fully eligible active plan participants                    151           103
  Other active plan participants                           2,082         1,479
                                                       ---------     ---------
Accumulated postretirement
  benefit obligations                                      2,241         1,603
Unrecognized net gain                                       (452)          (66)
Net funding                                                   (5)          (17)
                                                       ---------     ---------
    Accrued benefit cost                               $   1,784     $   1,520
                                                       ---------     ---------
Discount rate on postretirement
  benefit obligations                                       7.25%         7.50%
                                                       ---------     ---------

                                       11
--------------------------------------------------------------------------------
                         IMPACT OF YEAR 2000 (UNAUDITED)
--------------------------------------------------------------------------------

     VALIC is in the process of modifying its computer systems to be Year 2000 compliant and expects to substantially complete this project during 1998. During 1997, VALIC incurred and expensed $6.0 million (pretax) related to this project. VALIC estimates that it will incur future costs in excess of $9.3 million (pretax) for additional internal staff, third-party vendors, and other expenses to render its systems Year 2000 compliant.

     The costs of the project and the date on which VALIC believes it will complete the Year 2000 modifications are based on management's best estimates, which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources and other factors. However, there can be no guarantee that these estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer codes, and similar uncertainties.


--------------------------------------------------------------------------------

================================================================================
                               PRESIDENT'S LETTER                             1
================================================================================


TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1997, Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Independence Plus, Group Unit Purchase and Impact) appears on page two.

During 1997 equity markets produced returns well above those of 1996. The stock market, as measured by the Standard & Poor's 500 Index (S&P 500(R)) had a total return of 33.36%. The mid-sized companies followed closely, with the Standard & Poor's MidCap 400 (MidCap 400) earning 32.24% and the Russell 2000(R) producing 22.36%.

The average mutual fund returns showed greater variability than that evidenced by the broader averages. In the large capitalization area, growth and value were rather close with one year returns of 26.45% and 26.60% respectively. However, the mid-cap sector experienced wide variability with growth returning 15.53% and value returning 26.80%. A somewhat similar experience occurred in the small-cap arena where growth funds provided average returns of 14.42% while the value sector returned 27.75%. The orientation of any specific fund was a major factor in the performance differences.

The yield on the 30-year treasury bond opened the year at 6.64% and rose during the spring on fears the strengthening economy would force the Federal Reserve
(Fed) to push up short-term rates. On March 25, the Fed raised the Fed Funds rate 0.25%; subsequently on April 14, the 30-year T-bond yield hit 7.17%. Later in April, as fears of further rate hikes subsided and inflation fell, yields began to fall and bond prices rose.

The second half of the year, marked by low inflation and little fear of Fed action, was a good period for the fixed-income investor. A strong dollar, aided by the turmoil and uncertainty in Asia, encouraged investors to flee to the safety of U.S. bonds.

The European markets were positive throughout the year as home market and cross border mergers boosted returns and dollar-sensitive exporters had strong sales and profits. Asian markets were decimated in the fourth quarter as a fearsome currency, banking and debtor crisis started in Thailand and spread to most Pacific Rim economies.

Throughout the developed world international bond prices rallied and yields declined to thirty year lows. Inflation was minimal and most nations pursued sound fiscal policy. The Asian crisis helped as investors bought high quality government bonds as a safe haven asset allocation.

If you have any questions about your contract or this report, we would be happy to hear from you.



                                  Respectfully,

                                  /s/ THOMAS L. WEST, JR.

                                  Thomas L. West, Jr., President and CEO
                                  The Variable Annuity Life Insurance Company



February 6, 1998



This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks Of
Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                              PRESIDENT'S LETTER
================================================================================


                                                                                                                ONE YEAR
                                                                                                              TOTAL RETURNS
                                                     GROUP                            PORTFOLIO  PORTFOLIO   FOR YEAR ENDING
                                                     UNIT               INDEPENDENCE  DIRECTOR   DIRECTOR      DECEMBER 31,
                                                   PURCHASE    IMPACT       PLUS          1          2      ------------------
                                                   DIVISION   DIVISION    DIVISION    DIVISION   DIVISION   1997          1996
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund...........       --          --         11          11          --      1.18%        5.75%
   Putnam Global Growth Fund...................       --          --         --          --          28     12.20        15.37
   Templeton Foreign Fund......................       --          --         --          --          32      5.57        16.74
   Templeton International Fund................       --          --         --          20          --     12.54        22.50

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund.............       --          --         --          17          17      1.57        12.68
   AGSPC Small Cap Index Fund..................       --          --         14          14          --     21.18        15.57
   Dreyfus Small Cap Portfolio.................       --          --         --          18          --     15.37        15.14
   Putnam New Opportunities Fund...............       --          --         --          --          26     21.31         9.70
   Putnam OTC & Emerging Growth Fund...........       --          --         --          --          27      9.08         3.53

GROWTH
   AGSPC Growth Fund...........................       --          --         --          15          15     19.80        18.18
   AGSPC MidCap Index Fund.....................       --           4          4           4          --     30.45        17.61
   American Century -
      Twentieth Century Ultra Fund.............       --          --         --          --          31     21.74        12.43
   Founders Growth Fund........................       --          --         --          --          30     25.25        15.35

GROWTH & INCOME
   AGSPC Growth & Income Fund..................       --          --         --          16          --     22.60        22.10
   AGSPC Social Awareness Fund.................       --          --         12          12          12     32.52        22.75
   AGSPC Stock Index Fund .....................    10A, 10B       10D        10C         10C         10C    31.77        21.53
   Neuberger&Berman Guardian Trust.............       --          --         --          --          29     16.66        16.54
   Scudder Growth and Income Fund..............       --          --         --          --          21     28.80        20.63
   Vanguard/Windsor II.........................       --          --         --          --          24     30.70        22.56

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund.............       --          --         --          19          --     14.07        17.40

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund.................       --           5          5           5          --     21.40         9.99
   Vanguard/Wellington Fund....................       --          --         --          --          25     21.65        14.69

CURRENT INCOME
   AGSPC Intl Government Bond Fund.............       --          --         13          13          13     (5.79)        3.36

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund.............       --           1          7           7          --      7.49         0.75
   AGSPC Government Securities Fund............       --          --          8           8          --      7.83         0.90
   Vanguard Fixed Income Securities Fund -
      Long-Term Corporate Portfolio............       --          --         --          --          22     12.32        (0.72)
   Vanguard Fixed Income Securities Fund -
      Long-Term U. S. Treasury Portfolio.......       --          --         --          --          23     12.44        (3.08)

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund.....................       --           2          6           6           6      4.13         3.97



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
                              FINANCIAL STATEMENTS                            3
================================================================================


STATEMENT OF NET ASSETS
December 31, 1997

ASSETS:                                                               ALL DIVISIONS
                                                                     ---------------
Total investment in shares of mutual funds, at market
   (cost $8,087,103,381) ........................................    $10,324,166,205
Balance due from VALIC general account ..........................          3,148,203
                                                                     ---------------
NET ASSETS ......................................................    $10,327,314,408
                                                                     ===============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts
         (Net of applicable contract loans-- partial
          withdrawals with right of reinvestment) ...............    $10,307,955,440
Reserves for annuity contracts on benefit .......................         19,358,968
                                                                     ---------------
TOTAL CONTRACT OWNER RESERVES ...................................    $10,327,314,408
                                                                     ===============



STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:                                                    ALL DIVISIONS
                                                                     ---------------
Dividends from mutual funds .....................................    $   121,206,942
                                                                     ---------------


EXPENSES:
Mortality and expense charges ...................................         92,522,835
Reimbursement of expenses (Note C) ..............................         (2,073,989)
                                                                     ===============
         Total expenses .........................................         90,448,846
                                                                     ===============
NET INVESTMENT INCOME ...........................................         30,758,096
                                                                     ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ................................        161,505,567
Capital gains distributions from mutual funds ...................        289,703,358
Net unrealized appreciation of investments during the year ......      1,001,756,337
                                                                     ===============
         Net realized and unrealized gain on investments ........      1,452,965,262
                                                                     ===============
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................    $ 1,483,723,358
                                                                     ===============


STATEMENTS OF CHANGES IN NET ASSETS                                                                      ALL DIVISIONS
                                                                                              -------------------------------------
                                                                                                    1997                 1996
                                                                                              ----------------     ----------------
OPERATIONS:
Net investment income ....................................................................    $     30,758,096     $     31,159,663
Net realized gain on investments .........................................................         161,505,567           96,618,063
Capital gains distributions from mutual funds ............................................         289,703,358          175,625,286
Net unrealized appreciation of investments during the year ...............................       1,001,756,337          539,282,575
                                                                                              ----------------     ----------------
         Increase in net assets resulting from operations ................................       1,483,723,358          842,685,587
                                                                                              ================     ================

PRINCIPAL TRANSACTIONS:
Purchase payments ........................................................................       1,798,552,034        1,307,543,093
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ......        (328,105,329)        (210,060,345)
Annuity benefit payments .................................................................          (2,273,125)          (1,897,648)
Amounts transferred from VALIC general account ...........................................         518,857,110          647,659,402
                                                                                              ----------------     ----------------
         Increase in net assets resulting from principal transactions ....................       1,987,030,690        1,743,244,502
                                                                                              ----------------     ----------------
TOTAL INCREASE IN NET ASSETS .............................................................       3,470,754,048        2,585,930,089
                                                                                              ================     ================

NET ASSETS:
Beginning of year ........................................................................       6,856,560,360        4,270,630,271
                                                                                              ----------------     ----------------
End of year ..............................................................................    $ 10,327,314,408     $  6,856,560,360
                                                                                              ================     ================

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
4                             FINANCIAL STATEMENTS
================================================================================



                                                                    AGSPC            PUTNAM
                                                                INTERNATIONAL        GLOBAL          TEMPLETON        TEMPLETON
STATEMENTS OF NET ASSETS                                          EQUITIES           GROWTH           FOREIGN        INTERNATIONAL
December 31, 1997                                                   FUND              FUND              FUND             FUND
                                                                 DIVISION 11       DIVISION 28       DIVISION 32      DIVISION 20
                                                                -------------     -------------     -------------    -------------
ASSETS:
Investment in shares of mutual funds, at market ............    $ 152,510,209     $  58,836,553     $ 180,677,558    $ 731,342,182
Balance due (to) from VALIC general account ................         (509,427)           (2,145)          174,443       (1,602,995)
                                                                -------------     -------------     -------------    -------------
NET ASSETS .................................................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with
   right of reinvestment) ..................................    $ 151,837,305     $  58,803,197     $ 180,817,115    $ 729,577,415
Reserves for annuity contracts on benefit ..................          163,477            31,211            34,886          161,772
                                                                -------------     -------------     -------------    -------------
TOTAL CONTRACT OWNER RESERVES ..............................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============


                                                                AMERICAN CENTURY -                      AGSPC              AGSPC
                                                                   TWENTIETH        FOUNDERS           GROWTH &            SOCIAL
STATEMENTS OF NET ASSETS                                         CENTURY ULTRA       GROWTH             INCOME           AWARENESS
December 31, 1997                                                    FUND             FUND               FUND               FUND
                                                                  DIVISION 31       DIVISION 30       DIVISION 16       DIVISION 12
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 123,498,148     $ 170,135,993     $ 256,933,935     $ 243,460,767
Balance due (to) from VALIC general account ................           270,241           332,238           162,040           119,205
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of
   applicable contract loans -- partial withdrawals
   with right of reinvestment) .............................     $ 123,739,369     $ 170,431,273     $ 257,042,890     $ 243,534,821
Reserves for annuity contracts on benefit ..................            29,020            36,958            53,085            45,151
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

                                                                                       AGSPC                                AGSPC
STATEMENTS OF NET ASSETS                                            TEMPLETON          ASSET           VANGUARD/       INTERNATIONAL
December 31, 1997                                               ASSET ALLOCATION    ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND              FUND              FUND            BOND FUND
                                                                  DIVISION 19        DIVISION 5       DIVISION 25       DIVISION 13
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 316,804,111     $ 184,445,969     $ 155,754,286     $ 166,189,923
Balance due (to) from VALIC general account ................            70,174           132,023           290,261             9,834
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with right of
   reinvestment) ...........................................     $ 316,576,446     $ 184,488,524     $ 156,028,597     $ 166,177,986
Reserves for annuity contracts on benefit ..................           297,839            89,468            15,950            21,771
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             5
================================================================================


     AGSPC               AGSPC                                 PUTNAM           PUTNAM OTC &                              AGSPC
   SCIENCE &           SMALL CAP           DREYFUS              NEW              EMERGING              AGSPC              MIDCAP
  TECHNOLOGY             INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH              INDEX
     FUND                FUND             PORTFOLIO             FUND               FUND                FUND                FUND
  DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27        DIVISION 15          DIVISION 4
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  911,151,116      $  230,728,350      $  850,402,328      $  164,603,317     $   97,480,884      $  941,261,746     $  730,544,269
    (1,489,662)           (659,600)           (578,020)            233,261            (24,754)            161,723             69,416
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


$  909,365,168      $  229,944,880      $  849,635,667      $  164,825,889     $   97,416,344      $  941,014,035     $  730,300,161
       296,286             123,870             188,641              10,689             39,786             409,434            313,524
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


                                                                                NEUBERGER&          SCUDDER
                                                                                  BERMAN           GROWTH AND
                         AGSPC STOCK INDEX FUND                                  GUARDIAN            INCOME             VANGUARD/
-------------------------------------------------------------------------          TRUST              FUND             WINDSOR II
 DIVISION 10A        DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29        DIVISION 21         DIVISION 24
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  470,449,397      $   36,956,225      $2,310,257,611     $   49,705,360      $   46,258,362     $  135,121,244     $  275,114,738
      (666,014)            (10,194)             69,889            (32,333)             48,461            263,157            282,461
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


$  456,754,846      $   35,140,766      $2,308,562,536     $   49,487,144      $   46,292,017     $  135,309,549     $  275,307,672
    13,028,537           1,805,265           1,764,964            185,883              14,806             74,852             89,527
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


                                                             VANGUARD           VANGUARD
                                           AGSPC           FIXED INCOME       FIXED INCOME
                                        GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
 AGSPC CAPITAL CONSERVATION FUND        SECURITIES        L/T CORPORATE    L/T U.S. TREASURY           AGSPC MONEY MARKET FUND
---------------------------------          FUND              PORTFOLIO         PORTFOLIO         ---------------------------------
  DIVISION 1         DIVISION 7         DIVISION 8         DIVISION 22        DIVISION 23          DIVISION 2          DIVISION 6
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,412,016     $   55,381,861     $   88,209,203      $   20,418,430     $   23,933,498      $    4,526,778     $  134,659,838
        15,510             36,867            (41,915)             21,619           (295,284)             52,979          6,244,744
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============


$    6,422,800     $   55,418,728     $   88,167,288      $   20,440,049     $   23,628,181      $    4,579,757     $  140,887,025
         4,726                 --                 --                  --             10,033                  --             17,557
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================



                                                                 AGSPC              PUTNAM
STATEMENTS OF OPERATIONS                                      INTERNATIONAL         GLOBAL            TEMPLETON          TEMPLETON
For the year ended December 31, 1997                            EQUITIES            GROWTH             FOREIGN         INTERNATIONAL
                                                                  FUND               FUND               FUND               FUND
                                                               DIVISION 11        DIVISION 28         DIVISION 32       DIVISION 20
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $  3,295,464       $  1,207,561       $  4,714,678       $ 15,319,152
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................         1,749,279            476,142          1,434,900          8,274,446
Reimbursement of expenses (Note C) ......................                --            (94,544)          (286,433)                --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................         1,749,279            381,598          1,148,467          8,274,446
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................         1,546,185            825,963          3,566,211          7,044,706
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .................         8,844,811            172,968            180,290         24,143,886
Capital gains distributions from mutual funds ...........         4,593,062          9,300,593         12,359,374          6,157,699
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (11,693,489)        (7,591,166)       (16,286,999)        33,826,345
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain (loss) on investments ..         1,744,384          1,882,395         (3,747,335)        64,127,930
                                                               ------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  3,290,569       $  2,708,358       $   (181,124)      $ 71,172,636
                                                               ============       ============       ============       ============


                                                             AMERICAN CENTURY -                         AGSPC               AGSPC
STATEMENTS OF OPERATIONS                                         TWENTIETH          FOUNDERS          GROWTH &             SOCIAL
For the year ended December 31, 1997                           CENTURY ULTRA         GROWTH            INCOME             AWARENESS
                                                                   FUND               FUND              FUND                FUND
                                                                DIVISION 31        DIVISION 30       DIVISION 16         DIVISION 12
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $     46,196       $    679,687       $  1,001,521       $  1,994,870
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................           807,995          1,135,755          2,207,637          1,713,350
Reimbursement of expenses (Note C) ......................          (128,556)          (226,231)                --                 --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................           679,439            909,524          2,207,637          1,713,350
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................          (633,243)          (229,837)        (1,206,116)           281,520
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ........................           316,651            270,661          3,270,580          1,158,707
Capital gains distributions from mutual funds ...........        24,559,704         21,678,474          2,863,622          9,560,562
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (16,326,801)        (6,466,051)        38,217,716         33,369,211
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain on investments .........         8,549,554         15,483,084         44,351,918         44,088,480
                                                               ------------       ------------       ------------       ------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  7,916,311       $ 15,253,247       $ 43,145,802       $ 44,370,000
                                                               ============       ============       ============       ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             7
================================================================================



     AGSPC              AGSPC                                 PUTNAM           PUTNAM OTC &                                AGSPC
   SCIENCE &          SMALL CAP           DREYFUS               NEW              EMERGING             AGSPC               MIDCAP
  TECHNOLOGY            INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH                INDEX
    FUND                FUND             PORTFOLIO             FUND                FUND                FUND                FUND
 DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27         DIVISION 15          DIVISION 4
-------------       -------------      -------------       -------------       -------------       -------------       -------------
$          --       $   2,345,234      $     905,477       $          --       $          --       $     301,605       $   6,916,070
-------------       -------------      -------------       -------------       -------------       -------------       -------------


    8,359,405           2,023,765          9,406,874           1,313,649             899,240           7,852,023           6,380,871
           --                  --           (624,143)           (261,355)           (179,227)                 --                  --
-------------       -------------      -------------       -------------       -------------       -------------       -------------
    8,359,405           2,023,765          8,782,731           1,052,294             720,013           7,852,023           6,380,871
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   (8,359,405)            321,469         (7,877,254)         (1,052,294)           (720,013)         (7,550,418)            535,199
-------------       -------------      -------------       -------------       -------------       -------------       -------------



   27,202,326           7,403,801         10,514,976             242,887             (47,363)          6,207,654          19,471,600
           --          17,477,318         47,781,324           3,494,327                  --          15,041,175          39,891,431

  (11,571,856)         13,195,192         56,534,602          18,445,868           8,912,297         132,575,644         109,426,279
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   15,630,470          38,076,311        114,830,902          22,183,082           8,864,934         153,824,473         168,789,310
-------------       -------------      -------------       -------------       -------------       -------------       -------------

$   7,271,065       $  38,397,780      $ 106,953,648       $  21,130,788       $   8,144,921       $ 146,274,055       $ 169,324,509
=============       =============      =============       =============       =============       =============       =============


                                                                             NEUBERGER &           SCUDDER
                                                                               BERMAN             GROWTH AND
                         AGSPC STOCK INDEX FUND                               GUARDIAN              INCOME            VANGUARD/
-----------------------------------------------------------------------         TRUST                FUND             WINDSOR II
DIVISION 10A       DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29         DIVISION 21         DIVISION 24
-------------      -------------       -------------      -------------      -------------       -------------       -------------
$   6,376,307      $     509,353       $  28,785,179      $     696,438      $     163,304       $   1,817,754       $   4,925,455
-------------      -------------       -------------      -------------      -------------       -------------       -------------


    4,346,291            195,472          19,442,387            474,226            328,578             854,677           1,887,542
           --            (85,996)                 --                 --            (65,533)           (121,971)                 --
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    4,346,291            109,476          19,442,387            474,226            263,045             732,706           1,887,542
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    2,030,016            399,877           9,342,792            222,212            (99,741)          1,085,048           3,037,913
-------------      -------------       -------------      -------------      -------------       -------------       -------------



   23,392,823          2,137,197          19,691,626          3,421,747            406,993             269,953             741,743
    2,365,369            185,844          11,611,427            249,976          3,161,542           8,952,194          18,541,072

   89,338,679          6,910,324         475,943,738          9,003,055         (1,574,737)          4,003,711          16,110,878
-------------      -------------       -------------      -------------      -------------       -------------       -------------
  115,096,871          9,233,365         507,246,791         12,674,778          1,993,798          13,225,858          35,393,693
-------------      -------------       -------------      -------------      -------------       -------------       -------------

$ 117,126,887      $   9,633,242       $ 516,589,583      $  12,896,990      $   1,894,057       $  14,310,906       $  38,431,606
=============      =============       =============      =============      =============       =============       =============

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================



                                                                                      AGSPC                               AGSPC
STATEMENTS OF OPERATIONS                                          TEMPLETON           ASSET          VANGUARD/         INTERNATIONAL
For the year ended December 31, 1997                          ASSET ALLOCATION     ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND             FUND              FUND            BOND FUND
                                                                 DIVISION 19        DIVISION 5       DIVISION 25        DIVISION 13
                                                                 ------------      ------------      ------------      ------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................      $  6,145,468      $  5,564,660      $  4,059,866      $  6,334,867
                                                                 ------------      ------------      ------------      ------------

EXPENSES:
Mortality and expense risk charge .........................         3,318,569         1,796,304         1,047,948         1,739,103
Reimbursement of expenses (Note C) ........................                --                --                --                --
                                                                 ------------      ------------      ------------      ------------
   Total expenses .........................................         3,318,569         1,796,304         1,047,948         1,739,103
                                                                 ------------      ------------      ------------      ------------
NET INVESTMENT INCOME .....................................         2,826,899         3,768,356         3,011,918         4,595,764
                                                                 ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...................           982,063         5,941,975           713,048        (3,911,328)
Capital gains distributions from mutual funds .............        11,661,872        10,546,782         7,375,024           136,607
Net unrealized appreciation (depreciation)
   of investments during the year .........................        13,366,704        14,486,554         3,998,391       (11,068,351)
                                                                 ------------      ------------      ------------      ------------
Net realized and unrealized gain (loss) on investments ....        26,010,639        30,975,311        12,086,463       (14,843,072)
                                                                 ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................      $ 28,837,538      $ 34,743,667      $ 15,098,381      $(10,247,308)
                                                                 ============      ============      ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             9
================================================================================


                                                             VANGUARD           VANGUARD
                                            AGSPC          FIXED INCOME       FIXED INCOME
                                         GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
AGSPC CAPITAL CONSERVATION FUND          SECURITIES        L/T CORPORATE     L/T U.S. TREASURY        AGSPC MONEY MARKET FUND
--------------------------------            FUND             PORTFOLIO          PORTFOLIO        --------------------------------
  DIVISION 1         DIVISION 7          DIVISION 8         DIVISION 22        DIVISION 23         DIVISION 2         DIVISION 6
-------------      -------------       -------------       -------------      -------------      -------------      -------------
$     408,376      $   3,451,243       $   5,076,640       $     621,319      $     708,134      $     235,282      $   6,599,782
-------------      -------------       -------------       -------------      -------------      -------------      -------------


       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
           --                 --                  --                  --                 --                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      344,608          2,913,560           4,230,305             506,655            567,564            188,513          5,293,164
-------------      -------------       -------------       -------------      -------------      -------------      -------------



       23,005           (805,486)           (985,278)             36,716             94,335                 --                 --
           --                 --                  --             156,984                 --                 --                 --

       90,579          1,739,391           3,130,717             643,127          1,066,785                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      113,584            933,905           2,145,439             836,827          1,161,120                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------

$     458,192      $   3,847,465       $   6,375,744       $   1,343,482      $   1,728,684      $     188,513      $   5,293,164
=============      =============       =============       =============      =============      =============      =============

================================================================================
10                          FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                              INTERNATIONAL EQUITIES
                                                                       FUND                           PUTNAM GLOBAL GROWTH FUND
                                                         ---------------------------------       ----------------------------------
                                                                    DIVISION 11                              DIVISION 28
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996*
                                                         -------------       -------------       -------------        -------------
OPERATIONS:
Net investment income (loss) ......................      $   1,546,185       $   1,591,421       $     825,963        $     354,551
Net realized gain on investments ..................          8,844,811          10,405,298             172,968                1,237
Capital gains distributions from mutual funds .....          4,593,062           6,021,502           9,300,593              765,977
Net unrealized appreciation (depreciation)
   of investments during the year .................        (11,693,489)         (6,663,813)         (7,591,166)            (504,554)
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets resulting
       from operations ............................          3,290,569          11,354,408           2,708,358              617,211
                                                         -------------       -------------       -------------        -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................         21,604,936          34,022,917          18,196,466            3,174,282
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............         (8,085,959)         (8,616,063)           (812,004)             (15,952)
Annuity benefit payments ..........................            (10,712)            (13,432)             (1,799)                  --
Amounts transferred interdivision, and (to) from
   VALIC general account ..........................        (56,024,580)        (45,208,742)         21,134,329           13,833,517
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......        (42,516,315)        (19,815,320)         38,516,992           16,991,847
                                                         -------------       -------------       -------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........        (39,225,746)         (8,460,912)         41,225,350           17,609,058

NET ASSETS:
Beginning of year .................................        191,226,528         199,687,440          17,609,058                   --
                                                         -------------       -------------       -------------        -------------
End of year .......................................      $ 152,000,782       $ 191,226,528       $  58,834,408        $  17,609,058
                                                         =============       =============       =============        =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............        156,226,314         172,564,018          16,648,600                   --
Purchase payments .................................         17,325,859          28,526,458          15,748,353            3,377,941
Surrenders ........................................         (6,456,410)         (7,207,422)           (675,628)             (16,466)
Transfers -- interdivision and (to) from VALIC
   general account ................................        (44,379,019)        (37,656,740)         17,827,407           13,287,125
                                                         -------------       -------------       -------------        -------------
Accumulation units end of year ....................        122,716,744         156,226,314          49,548,732           16,648,600
                                                         =============       =============       =============        =============

                                                                    DECEMBER 31:                            DECEMBER 31:
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996
                                                         -------------       -------------       -------------        -------------
Accumulation unit value ..........................       $    1.237299       $    1.222906       $    1.186775        $    1.057690
                                                         =============       =============       =============        =============

Annuity unit value assuming a 3.5%
discount factor ..................................       $    0.931882       $    0.953246       $    1.127017        $    1.039552
                                                         =============       =============       =============        =============

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                            11
================================================================================

                                                                                                                 AGSPC
                                                                               AGSPC                            SMALL CAP
    TEMPLETON FOREIGN FUND         TEMPLETON INTERNATIONAL FUND       SCIENCE & TECHNOLOGY FUND                INDEX FUND
-----------------------------     ------------------------------    ------------------------------    -----------------------------
         DIVISION 32                      DIVISION 20                        DIVISION 17                       DIVISION 14
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996*             1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$   3,566,211   $     482,633     $   7,044,706    $    (394,601)   $  (8,359,405)   $  (5,521,307)   $     321,469   $     637,395
      180,290             125        24,143,886        3,551,468       27,202,326       20,659,560        7,403,801       4,544,601
   12,359,374         285,587         6,157,699        1,324,253               --       32,117,202       17,477,318      11,216,991

  (16,286,999)      1,121,790        33,826,345       78,888,709      (11,571,856)      15,569,750       13,195,192       7,711,563
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
     (181,124)      1,890,135        71,172,636       83,369,829        7,271,065       62,825,205       38,397,780      24,110,550
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------


   63,929,059       9,386,263       127,443,761      121,376,573      203,196,325      181,422,903       26,031,893      31,004,229

   (2,231,179)       (122,577)      (21,498,080)      (9,699,818)     (27,661,660)     (14,164,178)      (8,101,115)     (7,478,000)
       (1,149)             --            (6,675)          (3,367)         (17,353)         (40,073)          (6,381)           (563)
   79,881,321      28,301,252        22,603,734       84,599,243       15,908,913      105,706,951      (10,731,749)    (15,148,966)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------

  141,578,052      37,564,938       128,542,740      196,272,631      191,426,225      272,925,603        7,192,648       8,376,700
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  141,396,928      39,455,073       199,715,376      279,642,460      198,697,290      335,750,808       45,590,428      32,487,250


   39,455,073              --       530,023,811      250,381,351      710,964,164      375,213,356      184,478,322     151,991,072
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$ 180,852,001   $  39,455,073     $ 729,739,187    $ 530,023,811    $ 909,661,454    $ 710,964,164    $ 230,068,750   $ 184,478,322
=============   =============     =============    =============    =============    =============    =============   =============


   36,671,828              --       378,581,949      219,124,926      315,809,646      187,862,232      103,320,842      98,335,995
   55,441,897      10,156,940        81,609,273       97,229,761       88,179,109       84,389,312       13,258,805      18,844,484
   (1,875,284)       (116,295)      (13,712,830)      (7,187,616)     (11,448,429)      (6,049,987)      (4,191,154)     (4,305,572)
   68,962,666      26,631,183        16,695,958       69,414,878        5,302,633       49,608,089       (6,109,416)     (9,554,065)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  159,201,107      36,671,828       463,174,350      378,581,949      397,842,959      315,809,646      106,279,077     103,320,842
=============   =============     =============    =============    =============    =============    =============   =============

         DECEMBER 31:                      DECEMBER 31:                     DECEMBER 31:                        DECEMBER 31:
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996              1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$    1.135778   $    1.075896     $    1.575168    $    1.399702    $    2.285739    $    2.250471    $    2.163595   $    1.785442
=============   =============     =============    =============    =============    =============    =============   =============
$    1.078588   $    1.057446     $    1.397849    $    1.285567    $    2.014348    $    2.052612    $    1.780625   $    1.520786
=============   =============     =============    =============    =============    =============    =============   =============

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                      DREYFUS SMALL CAP PORTFOLIO     PUTNAM NEW OPPORTUNITIES FUND
                                                                     -----------------------------   ------------------------------
                                                                              DIVISION 18                      DIVISION 26
                                                                     -----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------   -------------   -------------    -------------
OPERATIONS:
Net investment income (loss) ......................................  $  (7,877,254)  $  (5,324,689)  $  (1,052,294)   $     (91,811)
Net realized gain (loss) on investments ...........................     10,514,976       1,994,033         242,887            9,737
Capital gains distributions from mutual funds .....................     47,781,324      19,221,026       3,494,327          333,297
Net unrealized appreciation (depreciation)
   of investments during the year .................................     56,534,602      56,124,110      18,445,868       (1,619,779)
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets resulting from operations ..    106,953,648      72,014,480      21,130,788       (1,368,556)
                                                                     -------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................    152,268,343     168,538,535      51,769,269       11,510,093
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............................    (25,995,894)    (13,795,343)     (2,540,805)         (87,148)
Annuity benefit payments ..........................................        (13,079)         (8,413)            (61)              --
Amounts transferred interdivision, and (to) from VALIC general
   account ........................................................    (41,774,769)     74,732,906      44,254,408       40,168,590
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................     84,484,601     229,467,685      93,482,811       51,591,535
                                                                     -------------   -------------   -------------    -------------
TOTAL INCREASE IN NET ASSETS ......................................    191,438,249     301,482,165     114,613,599       50,222,979

NET ASSETS:
Beginning of year .................................................    658,386,059     356,903,894      50,222,979               --
                                                                     -------------   -------------   -------------    -------------
End of year .......................................................  $ 849,824,308   $ 658,386,059   $ 164,836,578    $  50,222,979
                                                                     =============   =============   =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................    428,883,250     267,735,219      53,001,699               --
Purchase payments .................................................     92,300,416     117,376,109      49,995,408       13,342,250
Surrenders ........................................................    (15,764,818)     (8,756,141)     (2,517,125)         (87,502)
Transfers -- interdivision and (to) from VALIC general account ....    (25,567,323)     52,528,063      42,915,084       39,746,951
                                                                     -------------   -------------   -------------    -------------
Accumulation units end of year ....................................    479,851,525     428,883,250     143,395,066       53,001,699
                                                                     =============   =============   =============    =============

                                                                              DECEMBER 31:                    DECEMBER 31:
                                                                     ----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------  -------------   -------------    -------------
Accumulation unit value ..........................................   $    1.770622  $    1.534694   $    1.149453    $    0.947573
                                                                     =============  =============   =============    =============
Annuity unit value assuming a 3.5% discount factor ...............   $    1.571300  $    1.409551   $    1.091574    $    0.931324
                                                                     =============  =============   =============    =============


* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             13
================================================================================


     PUTNAM OTC & EMERGING                   AGSPC                             AGSPC                     AMERICAN CENTURY -
         GROWTH FUND                       GROWTH FUND                   MIDCAP INDEX FUND          TWENTIETH CENTURY ULTRA FUND
------------------------------   ------------------------------   ------------------------------   ------------------------------
         DIVISION 27                       DIVISION 15                       DIVISION 4                      DIVISION 31
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997            1996*            1997             1996            1997             1996            1997             1996*
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   (720,013)     $    (87,360)  $ (7,550,418)     $ (2,278,501)  $    535,199      $  1,513,296   $   (633,243)     $    (37,059)
     (47,363)            9,014      6,207,654           130,878     19,471,600        17,436,698        316,651            18,993
          --         2,846,114     15,041,175        11,891,551     39,891,431        33,690,174     24,559,704           884,238

   8,912,297        (4,620,592)   132,575,644        58,161,783    109,426,279        33,029,566    (16,326,801)         (659,907)
------------------------------   ------------------------------   ------------------------------   ------------------------------
   8,144,921        (1,852,824)   146,274,055        67,905,711    169,324,509        85,669,734      7,916,311           206,265
------------------------------   ------------------------------   ------------------------------   ------------------------------

  32,976,492        11,571,920    185,814,571       164,255,730     66,141,090        76,583,041     43,175,072         4,513,492

  (1,887,137)          (77,988)   (24,997,689)      (10,378,550)   (24,993,718)      (21,727,656)    (1,444,132)          (29,941)
      (1,777)               --        (18,116)          (38,688)       (20,499)          (19,036)          (950)               --
  14,456,676        34,125,847       (764,959)      172,227,639    (45,549,090)      (55,201,966)    56,804,430        12,627,842
------------------------------   ------------------------------   ------------------------------   ------------------------------

  45,544,254        45,619,779    160,033,807       326,066,131     (4,422,217)         (365,617)    98,534,420        17,111,393
------------------------------   ------------------------------   ------------------------------   ------------------------------
  53,689,175        43,766,955    306,307,862       393,971,842    164,902,292        85,304,117    106,450,731        17,317,658


  43,766,955                --    635,115,607       241,143,765    565,711,393       480,407,276     17,317,658                --
------------------------------   ------------------------------   ------------------------------   ------------------------------
$ 97,456,130      $ 43,766,955   $941,423,469      $635,115,607   $730,613,685      $565,711,393   $123,768,389      $ 17,317,658
==============================   ==============================   ==============================   ==============================


  48,902,828                --    366,272,509       164,417,848    172,816,978       172,613,690     16,654,076                --
  36,775,163        13,681,504     99,349,760       101,043,809     17,600,471        25,301,831     36,243,458         4,747,541
  (2,370,530)          (82,877)   (12,033,793)       (5,693,969)    (6,688,206)       (7,030,990)    (1,152,164)          (27,374)
  16,477,580        35,304,201       (415,986)      106,504,821    (12,663,586)      (18,067,553)    45,999,912        11,933,909
------------------------------   ------------------------------   ------------------------------   ------------------------------
  99,785,041        48,902,828    453,172,490       366,272,509    171,065,657       172,816,978     97,745,282        16,654,076
==============================   ==============================   ==============================   ==============================

          DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997             1996            1997             1996            1997             1996            1997             1996
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.976262      $   0.894978   $   2.076503      $   1.733324   $  4.269122       $   3.272588   $   1.265937      $   1.039845
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.927104      $   0.879630   $   1.829953      $   1.580931   $  2.577196       $   2.044683   $   1.202193      $   1.022013
==============================   ==============================   ==============================   ==============================

================================================================================
14                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               AGSPC
                                                                       FOUNDERS GROWTH FUND            GROWTH & INCOME FUND
                                                                  ------------------------------   ------------------------------
                                                                            DIVISION 30                     DIVISION 16
                                                                  ------------------------------   ------------------------------
                                                                        1997           1996*            1997            1996
                                                                  ------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)...................................   $   (229,837)     $    (28,065)  $ (1,206,116)     $   (402,222)
Net realized gain on investments...............................        270,661                --      3,270,580           483,596
Capital gains distributions from mutual funds..................     21,678,474         2,106,129      2,863,622         3,131,642
Net unrealized appreciation (depreciation)
   of investments during the year..............................     (6,466,051)       (1,697,540)    38,217,716        19,205,904
                                                                  ------------------------------   ------------------------------
     Increase in net assets resulting from operations..........     15,253,247           380,524     43,145,802        22,418,920
                                                                  ------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................     54,770,398         8,595,522     44,825,180        41,180,652
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (1,863,811)          (36,494)    (8,344,519)       (2,962,157)
Annuity benefit payments.......................................            (66)               --         (2,954)           (1,598)
Amounts transferred (to) from VALIC general account............     70,189,987        23,178,924      5,944,261        43,756,812
                                                                  ------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    123,096,508        31,737,952     42,421,968        81,973,709
                                                                  ------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    138,349,755        32,118,476     85,567,770       104,392,629

NET ASSETS:
Beginning of year..............................................     32,118,476                --    171,528,205        67,135,576
                                                                  ------------------------------   ------------------------------
End of year....................................................   $170,468,231      $ 32,118,476   $257,095,975      $171,528,205
                                                                  ==============================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................     31,197,464                --    108,341,635        51,779,089
Purchase payments..............................................     45,575,203         9,274,157     24,988,066        28,095,895
Surrenders.....................................................     (1,491,261)          (32,596)    (4,697,640)       (1,842,881)
Transfers - interdivision and (to) from VALIC general account..     56,885,756        21,955,903      3,802,494        30,309,532
                                                                  ------------------------------   ------------------------------
Accumulation units end of year.................................    132,167,162        31,197,464    132,434,555       108,341,635
                                                                  ==============================   ==============================


                                                                           DECEMBER 31:                      DECEMBER 31:
                                                                  ------------------------------   ------------------------------
                                                                        1997            1996             1997           1996
                                                                  ------------------------------   ------------------------------
Accumulation unit value........................................   $   1.289513      $   1.029522   $   1.940905      $   1.583056
                                                                  ------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor.............   $   1.224581      $   1.011867   $   1.710454      $   1.443874
                                                                  ==============================   ==============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================


             AGSPC
     SOCIAL AWARENESS FUND                          AGSPC STOCK INDEX FUND
------------------------------   ---------------------------------------------------------------
          DIVISION 12                     DIVISION 10A                     DIVISION 10B
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997            1996             1997           1996
------------------------------   ------------------------------   ------------------------------
$    281,520      $    546,469   $  2,030,016      $  3,186,584   $    399,877      $    462,074
   1,158,707           778,115     23,392,823        12,767,086      2,137,197         2,085,848
   9,560,562        10,715,745      2,365,369         2,739,498        185,844           222,372

  33,369,211         4,483,540     89,338,679        51,675,655      6,910,324         3,182,195
------------------------------   ------------------------------   ------------------------------
  44,370,000        16,523,869    117,126,887        70,368,823      9,633,242         5,952,489
------------------------------   ------------------------------   ------------------------------

  44,746,508        18,543,307      3,670,819         4,265,439        231,218           501,306

  (5,475,293)       (3,798,307)   (24,373,318)      (22,309,652)    (2,331,031)       (2,364,484)
           -                 -     (1,717,390)       (1,401,028)      (285,785)         (250,350)
  55,022,728        13,547,350     (3,572,644)      (13,443,730)    (1,027,537)       (1,406,730)
------------------------------   ------------------------------   ------------------------------

  94,293,943        28,292,350    (25,992,533)      (32,888,971)    (3,413,135)       (3,520,258)
------------------------------   ------------------------------   ------------------------------
 138,663,943        44,816,219     91,134,354        37,479,852      6,220,107         2,432,231


 104,916,029        60,099,810    378,649,029       341,169,177     30,725,924        28,293,693
------------------------------   ------------------------------   ------------------------------
$243,579,972      $104,916,029   $469,783,383      $378,649,029   $ 36,946,031      $ 30,725,924
==============================   ==============================   ==============================


  46,574,016        32,750,120     27,379,389        29,995,363      1,380,401         1,560,525
  16,505,152         9,143,695        226,321           323,038          9,647            26,729
  (1,970,414)       (1,827,332)    (1,529,579)       (1,822,126)       (92,576)         (123,291)
  20,468,350         6,507,533       (240,198)       (1,116,886)       (40,498)          (83,562)
------------------------------   ------------------------------   ------------------------------
  81,577,104        46,574,016     25,835,933        27,379,389      1,256,974         1,380,401
==============================   ==============================   ==============================

         DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997             1996            1997           1996
------------------------------   ------------------------------   ------------------------------
$   2.985333      $   2.252673   $  17.679054      $  13.413891   $   27.956641   $  21.070956
------------------------------   ------------------------------   ------------------------------
$   2.248428      $   1.755941   $   4.932202      $   3.873132   $    6.632506   $   5.173716
==============================   ==============================   ==============================

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      AGSPC Stock Index Fund
                                                                ------------------------------------------------------------------
                                                                         DIVISION 10C                        DIVISION 10D
                                                                ---------------------------------   ------------------------------
                                                                      1997             1996              1997            1996
                                                                ---------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)................................... $    9,342,792     $   11,741,408   $    222,212      $    363,909
Net realized gain on investments...............................     19,691,626         10,129,542      3,421,747         2,391,364
Capital gains distributions from mutual funds..................     11,611,427         11,061,404        249,976           307,213
Net unrealized appreciation (depreciation)
   of investments during the year..............................    475,943,738        222,475,966      9,003,055         4,964,983
                                                                ---------------------------------   ------------------------------
     Increase in net assets resulting from operations..........    516,589,583        255,408,320     12,896,990         8,027,469
                                                                ---------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    264,734,800        210,185,191        789,193         1,004,698
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................    (73,944,144)       (49,624,470)    (2,598,402)       (2,219,367)
Annuity benefit payments.......................................       (120,896)           (61,625)       (13,201)          (10,433)
Amounts transferred (to) from VALIC general account............     72,721,787         47,055,243     (3,872,680)       (5,536,446)
                                                                ---------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    263,391,547        207,554,339     (5,695,090)       (6,761,548)
                                                                ---------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    779,981,130        462,962,659      7,201,900         1,265,921

NET ASSETS:
Beginning of year..............................................  1,530,346,370      1,067,383,711     42,471,127        41,205,206
                                                                ---------------------------------   ------------------------------
End of year.................................................... $2,310,327,500     $1,530,346,370   $ 49,673,027      $ 42,471,127
                                                                =================================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    536,806,965        455,255,243      8,381,704         9,885,873
Purchase payments..............................................     77,757,636         80,768,570        132,628           231,458
Surrenders.....................................................    (20,920,257)       (18,096,464)      (430,026)         (486,940)
Transfers - interdivision and (to) from VALIC general account..     21,408,780         18,879,616       (645,769)       (1,248,687)
                                                                ---------------------------------   ------------------------------
Accumulation units end of year.................................    615,053,124        536,806,965      7,438,537         8,381,704
                                                                =================================   ==============================

                                                                           DECEMBER 31:                       DECEMBER 31:
                                                                ---------------------------------   ------------------------------
                                                                      1997              1996              1997            1996
                                                                ---------------------------------   ------------------------------
Accumulation unit value........................................ $     3.753436     $     2.848437   $   6.652806      $   5.049088
                                                                ---------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor............. $     2.655080     $     2.085358   $   3.860513      $   3.032347
                                                                =================================   ==============================

*For the period from July 1, 1996 to December 31, 1996.



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================

       NEUBERGER&BERMAN                SCUDDER GROWTH AND
        GUARDIAN TRUST                    INCOME FUND                     VANGUARD/WINDSOR II
------------------------------   --------------------------------   --------------------------------
         DIVISION 29                      DIVISION 21                         DIVISION 24
------------------------------   --------------------------------   --------------------------------
     1997            1996*            1997            1996*              1997            1996*
------------------------------   --------------------------------   --------------------------------
$    (99,741)     $     15,594   $   1,085,048      $     120,254   $   3,037,913      $     488,057
     406,993            10,864         269,953             22,419         741,743             11,774
   3,161,542           128,127       8,952,194            607,596      18,541,072          1,554,790

  (1,574,737)          348,451       4,003,711             84,718      16,110,878           (217,368)
------------------------------   --------------------------------   --------------------------------
   1,894,057           503,036      14,310,906            834,987      38,431,606          1,837,253
------------------------------   --------------------------------   --------------------------------

  14,861,097         2,108,685      37,754,331          4,643,308      82,698,118         10,178,409

    (661,852)          (21,439)     (1,502,937)           (23,004)     (3,075,223)          (103,527)
          --                --          (2,106)                --          (1,497)                --
  21,010,215         6,613,024      66,400,722         12,968,194     115,544,417         29,887,643
------------------------------   --------------------------------   --------------------------------

  35,209,460         8,700,270     102,650,010         17,588,498     195,165,815         39,962,525
------------------------------   --------------------------------   --------------------------------
  37,103,517         9,203,306     116,960,916         18,423,485     233,597,421         41,799,778


   9,203,306                --      18,423,485                 --      41,799,778                 --
------------------------------   --------------------------------   --------------------------------
$ 46,306,823      $  9,203,306   $ 135,384,401      $  18,423,485   $ 275,397,199      $  41,799,778
==============================   ================================   ================================


   8,211,592                --      16,524,046                 --      37,292,761                 --
  11,711,541         2,109,025      28,874,922          4,726,075      63,199,633         10,359,662
    (501,980)          (19,267)     (1,088,301)           (21,254)     (2,242,658)           (91,924)
  15,985,510         6,121,834      49,915,317         11,819,225      89,680,132         27,025,023
------------------------------   --------------------------------   --------------------------------
  35,406,663         8,211,592      94,225,984         16,524,046     187,929,868         37,292,761
==============================   ================================   ================================

         DECEMBER 31:                      DECEMBER 31:                       DECEMBER 31:
------------------------------   --------------------------------   --------------------------------
     1997             1996             1997            1996               1997            1996
------------------------------   --------------------------------   --------------------------------
$   1.307438      $   1.120770   $    1.436011      $    1.114950   $    1.464949     $     1.120855
------------------------------   --------------------------------   --------------------------------
$   1.241604      $   1.101550   $    1.363703      $    1.095830   $    1.391183     $     1.101634
==============================   ================================   ================================

        TEMPLETON ASSET
        ALLOCATION FUND
--------------------------------
         DIVISION 19
--------------------------------
     1997            1996
--------------------------------
$   2,826,899      $   1,458,222
      982,063            430,651
   11,661,872          2,566,073

   13,366,704         19,843,521
--------------------------------
   28,837,538         24,298,467
--------------------------------


   61,278,823         46,026,342

   (9,457,167)        (3,839,217)
      (19,742)           (39,584)
   41,633,946         33,529,527
--------------------------------

   93,435,860         75,677,068
--------------------------------
  122,273,398         99,975,535


  194,600,887         94,625,352
--------------------------------
$ 316,874,285      $ 194,600,887
================================


  137,384,670         78,494,505
   38,574,901         35,369,271
   (5,822,716)        (2,676,756)
   26,014,091         26,197,650
--------------------------------
  196,150,946        137,384,670
================================

          DECEMBER 31:
--------------------------------
     1997            1996
--------------------------------
$    1.613943   $   1.414844
--------------------------------
$    1.432259   $   1.299474
================================

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                                  ASSET ALLOCATION
                                                                        FUND                         VANGUARD/WELLINGTON FUND
                                                          --------------------------------       --------------------------------
                                                                     DIVISION 5                             DIVISION 25
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996*
                                                          --------------------------------       --------------------------------
OPERATIONS:
Net investment income.................................... $   3,768,356      $   4,134,407       $   3,011,918      $     326,600
Net realized gain (loss) on investments..................     5,941,975          7,668,485             713,048                 --
Capital gains distributions from mutual funds............    10,546,782         18,741,770           7,375,024            818,129
Net unrealized appreciation (depreciation)
   of investments during the year........................    14,486,554        (13,565,417)          3,998,391           (444,072)
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets resulting
        from operations..................................    34,743,667         16,979,245          15,098,381            700,657
                                                          --------------------------------       --------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments........................................    11,497,764         15,126,160          51,882,204          7,042,246
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees.....................   (10,611,952)       (11,037,733)         (2,456,686)           (12,075)
Annuity benefit payments.................................        (8,301)            (7,329)                (68)                --
Amounts transferred (to) from VALIC general account......   (24,272,661)       (30,784,573)         66,331,198         17,458,690
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions.............   (23,395,150)       (26,703,475)        115,756,648         24,488,861
                                                          --------------------------------       --------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................    11,348,517         (9,724,230)        130,855,029         25,189,518

NET ASSETS:
Beginning of year........................................   173,229,475        182,953,705          25,189,518                 --
                                                          --------------------------------       --------------------------------
End of year.............................................. $ 184,577,992      $ 173,229,475       $ 156,044,547      $  25,189,518
                                                          ================================       ================================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year.....................    65,292,617         75,851,431          22,866,634                 --
Purchase payments........................................     3,898,053          6,003,535          42,072,769          7,335,077
Surrenders...............................................    (3,591,047)        (4,376,494)         (1,913,812)           (12,748)
Transfers - interdivision and (to) from VALIC
   general account.......................................    (8,292,272)       (12,185,855)         53,404,190         15,544,305
                                                          --------------------------------       --------------------------------
Accumulation units end of year...........................    57,307,351         65,292,617         116,429,781         22,866,634
                                                          ================================       ================================

                                                                     DECEMBER 31:                          DECEMBER 31:
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996
                                                          --------------------------------       --------------------------------
Accumulation unit value.................................. $    3.219282      $    2.651899       $    1.340109      $    1.101584
                                                          --------------------------------       --------------------------------
Annuity unit value assuming a 3.5% discount factor....... $    1.971210      $    1.680570       $    1.272630      $    1.082693
                                                          ================================       ================================



* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             19
================================================================================


            AGSPC                                                                                             AGSPC
   INTERNATIONAL GOVERNMENT                                     AGSPC                                 GOVERNMENT SECURITIES
          BOND FUND                                   CAPITAL CONSERVATION FUND                               FUND
--------------------------------   -------------------------------------------------------------  ------------------------------
          DIVISION 13                        DIVISION 1                     DIVISION 7                      DIVISION 8
--------------------------------   ----------------------------   ------------------------------  ------------------------------
     1997               1996            1997            1996           1997            1996            1997            1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$   4,595,764      $   6,561,676   $   344,608      $   385,044   $  2,913,560      $  3,053,956  $  4,230,305      $  4,076,937
   (3,911,328)         1,815,703        23,005           60,355       (805,486)         (425,696)     (985,278)         (378,294)
      136,607            295,588            --               --             --                --            --                --

  (11,068,351)        (2,362,017)       90,579         (428,426)     1,739,391        (2,170,354)    3,130,717        (2,658,037)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (10,247,308)         6,310,950       458,192           16,973      3,847,465           457,906     6,375,744         1,040,606
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   40,582,861         48,300,297       366,816          280,092      7,324,860        10,990,401    12,424,460        18,451,360

   (6,757,210)        (4,925,561)     (389,473)        (624,478)    (3,026,469)       (2,515,394)   (3,958,609)       (3,354,710)
         (274)               (33)         (526)            (512)            --                --            --                --
  (35,550,483)        16,174,338      (509,353)        (953,654)    (8,016,607)       (7,231,500)  (12,246,246)       (2,269,092)
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   (1,725,106)        59,549,041      (532,536)      (1,298,552)    (3,718,216)        1,243,507    (3,780,395)       12,827,558
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (11,972,414)        65,859,991       (74,344)      (1,281,579)       129,249         1,701,413     2,595,349        13,868,164


  178,172,171        112,312,180     6,501,870        7,783,449     55,289,479        53,588,066    85,571,939        71,703,775
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$ 166,199,757      $ 178,172,171   $ 6,427,526      $ 6,501,870   $ 55,418,728      $ 55,289,479  $ 88,167,288      $ 85,571,939
================================   ============================   ==============================  ==============================


  112,601,593         73,369,250     1,991,536        2,402,085     30,286,494        29,573,808    47,130,169        39,847,053
   27,009,353         31,815,367       109,285           87,169      3,840,755         6,098,740     6,646,726        10,391,393
   (4,696,042)        (3,112,236)     (116,952)        (196,821)    (1,555,673)       (1,343,357)   (2,143,349)       (1,871,516)
  (23,434,313)        10,529,212      (151,908)        (300,897)    (4,328,978)       (4,042,697)   (6,598,652)       (1,236,761)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  111,480,591        112,601,593     1,831,961        1,991,536     28,242,598        30,286,494    45,034,894        47,130,169
================================   ============================   ==============================  ==============================

           DECEMBER 31:                    DECEMBER 31:                     DECEMBER 31:                   DECEMBER 31:
--------------------------------   ----------------------------   ------------------------------  ------------------------------
      1997             1996             1997            1996           1997            1996             1997           1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.490645      $    1.582230   $ 3.505970       $  3.262402   $  1.962239       $   1.825549  $   1.957755      $  1.815651
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.203136      $    1.321708   $ 1.863379       $  1.794552   $  1.303657       $   1.255251  $   1.300676      $  1.248443
================================   ============================   ==============================  ==============================

================================================================================
20                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    VANGUARD FIXED INCOME          VANGUARD FIXED INCOME
                                                                    SECURITIES FUND - L/T          SECURITIES FUND - L/T
                                                                     CORPORATE PORTFOLIO          U.S. TREASURY PORTFOLIO
                                                                ------------------------------  ----------------------------
                                                                         DIVISION 22                     DIVISION 23
                                                                ------------------------------  ----------------------------
                                                                     1997            1996*           1997            1996*
                                                                ------------------------------  ----------------------------
OPERATIONS:
Net investment income.......................................... $    506,655      $     36,167  $     567,564   $     46,282
Net realized gain on investments...............................       36,716             2,260         94,335          2,349
Capital gains distributions from mutual funds..................      156,984            31,298             --             --
Net unrealized appreciation (depreciation)
   of investments during the year..............................      643,127           (11,407)     1,066,785         33,654
                                                                ------------------------------  ----------------------------
     Increase in net assets resulting from operations..........    1,343,482            58,318      1,728,684         82,285
                                                                ------------------------------  ----------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    6,013,744         1,030,635      6,985,216      1,117,289
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (167,812)           (3,212)      (265,787)        (9,447)
Annuity benefit payments.......................................           --                --           (176)            --
Amounts transferred (to) from VALIC general account............    9,719,778         2,445,116     10,813,576      3,186,574
                                                                ------------------------------  ----------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................   15,565,710         3,472,539     17,532,829      4,294,416
                                                                ------------------------------  ----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................   16,909,192         3,530,857     19,261,513      4,376,701

NET ASSETS:
Beginning of year..............................................    3,530,857                --      4,376,701             --
                                                                ------------------------------  ----------------------------
End of year.................................................... $ 20,440,049      $  3,530,857  $  23,638,214   $  4,376,701
                                                                ==============================  ============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    3,370,441                --      4,174,369             --
Purchase payments..............................................    5,633,849         1,099,573      6,619,458      1,138,211
Surrenders.....................................................     (151,626)           (3,347)      (227,789)        (9,203)
Transfers - interdivision and (to) from VALIC general account..    8,518,743         2,274,215      9,475,882      3,045,361
                                                                ------------------------------  ----------------------------
Accumulation units end of year.................................   17,371,407         3,370,441     20,041,920      4,174,369
                                                                ==============================  ============================

                                                                          DECEMBER 31:                   DECEMBER 31:
                                                                ------------------------------  ----------------------------
                                                                       1997          1996            1997           1996
                                                                ------------------------------  ----------------------------
Accumulation unit value........................................ $    1.176649   $   1.047595    $    1.178938   $   1.048470
                                                                ------------------------------  ----------------------------
Annuity unit value assuming a 3.5% discount factor............. $    1.117400   $   1.029630    $    1.119575   $   1.030490
                                                                ==============================  ============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                            AGSPC
                      MONEY MARKET FUND
------------------------------------------------------------
         DIVISION 2                      DIVISION 6
----------------------------    ----------------------------
     1997            1996            1997           1996
----------------------------    ----------------------------
$   188,513      $   216,537    $   5,293,164   $  3,525,805
         --               --               --             --
         --               --               --             --

         --               --               --             --
----------------------------    ----------------------------
    188,513          216,537        5,293,164      3,525,805
----------------------------    ----------------------------

    123,738          163,293       58,442,609     40,448,483

   (277,223)        (465,203)     (16,317,039)   (13,617,200)
         --               --           (1,592)        (1,584)
   (334,772)      (1,426,148)     (27,271,186)    10,145,727
----------------------------    ----------------------------

   (488,257)      (1,728,058)      14,852,792     36,975,426
----------------------------    ----------------------------
   (299,744)      (1,511,521)      20,145,956     40,501,231


  4,879,501        6,391,022      120,758,626     80,257,395
----------------------------    ----------------------------
$ 4,579,757      $ 4,879,501    $ 140,904,582   $120,758,626
============================    ============================


  2,142,534        2,917,361       75,124,095     51,907,757
     53,405           73,255       35,256,772     25,572,924
   (119,264)        (208,252)     (10,205,685)    (8,565,366)
   (145,236)        (639,830)     (15,992,661)     6,208,780
----------------------------    ----------------------------
  1,931,439        2,142,534       84,182,521     75,124,095
============================    ============================

        DECEMBER 31:                     DECEMBER 31:
----------------------------    ----------------------------
    1997            1996            1997            1996
----------------------------    ----------------------------
$  2.371163      $  2.277444    $    1.673590   $   1.607212
----------------------------    ----------------------------
$  1.407542      $  1.399179    $    1.099730   $   1.093041
============================    ============================

================================================================================
22                        NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE A -- ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of thirty-three subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

     American General Series Portfolio Company ("AGSPC"):
      AGSPC Stock Index Fund (Divisions 10A, B, C, and D) AGSPC MidCap Index Fund (Division 4)
      AGSPC Small Cap Index Fund (Division 14)
      AGSPC International Equities Fund (Division 11)
      AGSPC Growth Fund (Division 15)
      AGSPC Growth & Income Fund (Division 16)
      AGSPC Science & Technology Fund (Division 17)
      AGSPC Social Awareness Fund (Division 12)
      AGSPC Asset Allocation Fund (formerly Timed
       Opportunity Fund) (Division 5)
      AGSPC Capital Conservation Fund (Divisions 1 and 7) AGSPC Government Securities Fund (Division 8)
      AGSPC International Government Bond Fund (Division 13) AGSPC Money Market Fund (Divisions 2 and 6)

     Dreyfus Variable Investment Fund -
      Dreyfus Small Cap Portfolio (Division 18)

     Founders Growth Fund (Division 30)

     Neuberger&Berman Guardian Trust (Division 29)

     Putnam Global Growth Fund (Division 28)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)

     Scudder Growth and Income Fund (Division 21)

     Templeton Foreign Fund (Division 32)
     Templeton Variable Products Series Fund:
      Templeton Asset Allocation Fund (Division 19)
      Templeton International Fund (Division 20)

     American Century - Twentieth Century
      Ultra Fund (Division 31)

     Vanguard Fixed Income Securities Fund:
      Long-Term Corporate Portfolio (Division 22)
      Long-Term U.S. Treasury Portfolio (Division 23)
     Vanguard/Wellington Fund (Division 25)
     Vanguard/Windsor II (Division 24)

Divisions 21 through 32 commenced operations on July 1, 1996.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by the Fund.

     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table has been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================

NOTE C -- TRANSACTIONS WITH AFFILIATES

   VALIC serves as investment adviser, transfer agent, and accounting services agent to AGSPC.

   The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over
$100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12, 13, 14,
15, 16, and 17, 1.00%; and for Divisions 18 through 32, 1.25%. Certain unaffiliated mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the separate account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 21, 26 through 30 and Division 32, 0.25%; for Division 31, 0.20% (effective December 8, 1997 the expense reduction for Division 31 became 0.20% on the first $75,000,000, and 0.25% on the excess over $75,000,000); for Division 18, 0.15% (commencing
July 1, 1997).

   Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1997 and December 31, 1996, VALIC reduced expenses of Division 10B by $85,996 and $73,695, respectively.

   A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $4,510,903 and $3,625,368 for the years ended December 31, 1997, and December 31, 1996, respectively.

   VALIC received surrender charges of $2,769,370 and $1,998,356 for the years ended December 31, 1997 and December 31, 1996, respectively. In addition, VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $76,330 and $11,846 for the year ended December 31, 1996, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

NOTE D -- INVESTMENTS

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1997:

                                                                                                                       UNREALIZED
                                                                     MARKET                                           APPRECIATION
UNDERLYING FUND                            DIVISION      SHARES       PRICE        MARKET              COST          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
AGSPC International Equities Fund........     11        14,442,247   $ 10.56   $   152,510,209   $   159,616,851        (7,106,642)
Putnam Global Growth Fund................     28         5,907,316      9.96        58,836,553        66,932,273        (8,095,720)
Templeton Foreign Fund...................     32        18,158,539      9.95       180,677,558       195,842,767       (15,165,209)
Templeton International Fund.............     20        36,240,937     20.18       731,342,182       597,457,072       133,885,110
AGSPC Science & Technology Fund..........     17        45,443,952     20.05       911,151,116       863,149,718        48,001,398
AGSPC Small Cap Index Fund...............     14        13,430,059     17.18       230,728,350       186,936,772        43,791,578
Dreyfus Small Cap Portfolio..............     18        14,882,781     57.14       850,402,328       690,666,534       159,735,794
Putnam New Opportunities Fund............     26         3,383,421     48.65       164,603,317       147,777,228        16,826,089
Putnam OTC & Emerging Growth Fund........     27         6,050,956     16.11        97,480,884        93,189,180         4,291,704
AGSPC Growth Fund........................     15        46,551,005     20.22       941,261,746       711,090,283       230,171,463
AGSPC MidCap Index Fund..................      4        31,073,774     23.51       730,544,269       505,009,548       225,534,721
American Century - Twentieth Century
   Ultra Fund............................     31         4,523,746     27.30       123,498,148       140,484,856       (16,986,708)
Founders Growth Fund.....................     30         9,845,834     17.28       170,135,993       178,299,584        (8,163,591)
AGSPC Growth & Income Fund...............     16        13,572,839     18.93       256,933,935       190,630,650        66,303,285
AGSPC Social Awareness Fund..............     12        12,327,131     19.75       243,460,767       197,838,989        45,621,778
AGSPC Stock Index Fund...................  10A,B,C,D    96,544,410     29.70     2,867,368,593     1,632,114,793     1,235,253,800
Neuberger&Berman Guardian Trust..........     29         2,673,859     17.30        46,258,362        47,484,648        (1,226,286)
Scudder Growth and Income Fund...........     21         4,944,060     27.33       135,121,244       131,032,815         4,088,429
Vanguard/Windsor II......................     24         9,612,687     28.62       275,114,738       259,221,228        15,893,510
Templeton Asset Allocation Fund..........     19        14,174,679     22.35       316,804,111       272,387,404        44,416,707
AGSPC Asset Allocation Fund..............      5        14,166,349     13.02       184,445,969       161,483,128        22,962,841
Vanguard/Wellington Fund.................     25         5,288,776     29.45       155,754,286       152,199,967         3,554,319
AGSPC Intl Government Bond Fund..........     13        14,931,704     11.13       166,189,923       177,006,856       (10,816,933)
AGSPC Capital Conservation Fund..........    1 & 7       6,430,166      9.61        61,793,877        60,854,930           938,947
AGSPC Government Securities Fund.........      8         8,785,778     10.04        88,209,203        86,589,002         1,620,201
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio.........     22         2,205,013      9.26        20,418,430        19,786,709           631,721
   Long-Term U.S. Treasury Portfolio ....     23         2,249,389     10.64        23,933,498        22,833,059         1,100,439
AGSPC Money Market Fund..................    2 & 6     139,186,616      1.00       139,186,616       139,186,616                 -

                                                                                10,324,166,205     8,087,103,460     2,237,062,745

================================================================================
24                  NOTES TO FINANCIAL STATEMENTS - continued
================================================================================

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                         PURCHASES            SALES
                                                                      ---------------------------------
AGSPC International Equities Fund Division 11 ................        $   86,790,464     $  122,541,754
Putnam Global Growth Fund Division 28 ........................            50,459,460          1,699,287
Templeton Foreign Fund Division 32 ...........................           160,310,836          2,593,318
Templeton International Fund Division 20 .....................           218,671,212         74,944,745
AGSPC Science & Technology Fund Division 17 ..................           258,533,591         72,590,864
AGSPC Small Cap Index Fund Division 14 .......................            52,449,672         26,841,519
Dreyfus Small Cap Portfolio Division 18 ......................           157,428,080         31,479,333
Putnam New Opportunities Fund Division 26 ....................            98,274,415          2,172,704
Putnam OTC & Emerging Growth Fund Division 27 ................            49,539,022          4,465,936
AGSPC Growth Fund Division 15 ................................           181,937,002         13,277,956
AGSPC MidCap Index Fund Division 4 ...........................            85,646,062         49,680,500
American Century - Twentieth Century Ultra Fund Division 31 ..           123,895,156          1,646,296
Founders Growth Fund Division 30 .............................           146,266,635          1,807,870
AGSPC Growth & Income Fund Division 16 .......................            51,440,343          7,278,659
AGSPC Social Awareness Fund Division 12 ......................           107,158,295          2,998,054
AGSPC Stock Index Fund:
   Division 10A ..............................................            21,747,453         42,886,487
   Division 10B ..............................................             1,302,470          4,114,905
   Division 10C ..............................................           322,262,616         37,384,769
   Division 10D ..............................................             2,169,786          7,370,870
Neuberger&Berman Guardian Trust Division 29 ..................            40,109,321          1,827,836
Scudder Growth and Income Fund Division 21 ...................           113,908,912          1,386,588
Vanguard/Windsor II Division 24 ..............................           219,813,022          2,987,200
Templeton Asset Allocation Fund Division 19 ..................           112,031,546          3,848,099
AGSPC Asset Allocation Fund Division 5 .......................            19,398,830         28,526,541
Vanguard/Wellington Fund Division 25 .........................           132,887,405          6,870,260
AGSPC International Government Bond Fund Division 13 .........            54,824,769         51,676,974
AGSPC Capital Conservation Fund:
   Division 1 ................................................               696,514            886,751
   Division 7 ................................................            10,599,204         11,407,082
AGSPC Government Securities Fund Division 8 ..................            14,228,467         13,735,066
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio Division 22 .................            17,995,829          1,785,593
   Long-Term U.S. Treasury Portfolio Division 23 .............            20,859,345          2,676,268
AGSPC Money Market Fund:
   Division 2 ................................................             2,451,062          2,794,492
   Division 6 ................................................           315,474,364        301,193,083
                                                                      ---------------------------------
      Total ..................................................        $3,251,561,160     $  939,377,659
                                                                      =================================


NOTE G -- YEAR 2000 (UNAUDITED)

    VALIC is in the process of modifying its information technology to be ready for the year 2000. VALIC expects the project to be substantially complete by late 1998. All costs associated with required modifications will be paid for by VALIC.

================================================================================
                         REPORT OF INDEPENDENT AUDITORS                       25
================================================================================

TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("Separate Account A") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, and 11 through 32, inclusive) comprising Separate Account A as of December 31, 1997. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of Separate Account A and each of its divisions except for divisions 21 through 32, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1997 and period from July 1, 1996 (inception) to December 31, 1996. These financial statements are the responsibility of Separate Account A's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account A and each of the divisions comprising Separate Account A at December 31, 1997, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.



                                             ERNST & YOUNG LLP


Houston, Texas
February 6, 1998

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